OPPENHEIMER VARIABLE ACCOUNT FUNDS
Prospectus dated May 1, 1998

OPPENHEIMER VARIABLE ACCOUNT FUNDS (the "Trust") is a diversified open-end investment company consisting of ten separate funds (collectively, the "Funds"):

OPPENHEIMER MONEY FUND ("Money Fund") seeks the maximum current income from investments in "money market" securities consistent with low capital risk and the maintenance of liquidity. An investment in Money Fund is neither insured nor guaranteed by the U.S. Government. While Money Fund seeks to maintain a stable net asset value of $1.00 per share, there can be no assurance that it will be able to do so.

OPPENHEIMER HIGH INCOME FUND ("High Income Fund") seeks a high level of current income from investment in high yield fixed-income securities. High Income Fund's investments include unrated securities or high risk securities in the lower rating categories, commonly known as "junk bonds," which are subject to a greater risk of loss of principal and nonpayment of interest than higher-rated securities.


OPPENHEIMER BOND FUND ("Bond Fund") primarily seeks a high level of current income. Secondarily, this Fund seeks capital growth when consistent with its primary objective. Bond Fund will, under normal market conditions, invest at least 65% of its total assets in investment grade debt securities.

OPPENHEIMER STRATEGIC BOND FUND ("Strategic Bond Fund") seeks a high level of current income principally derived from interest on debt securities and seeks to enhance such income by writing covered call options on debt securities. The Fund intends to invest principally in: (i) foreign government and corporate debt securities, (ii) securities of the U.S. Government and its agencies and instrumentalities ("U.S. Government securities"), and (iii) lower-rated high yield domestic debt securities, commonly known as "junk bonds", which are subject to a greater risk of loss of principal and nonpayment of interest than higher-rated securities. Capital appreciation is not an objective.


OPPENHEIMER AGGRESSIVE GROWTH FUND ("Aggressive Growth Fund") seeks to achieve capital appreciation by investing in "growth-type" companies. Prior to May 1, 1998, this Fund was named Oppenheimer Capital Appreciation Fund.

OPPENHEIMER GROWTH FUND ("Growth Fund") seeks to achieve capital appreciation by investing in securities of well-known established companies.

OPPENHEIMER SMALL CAP GROWTH FUND ("Small Cap Growth Fund") seeks capital appreciation. Current income is not an objective. In seeking its objective, the Fund emphasizes investments in securities of "growth-type" companies with market capitalization less than $1 billion, including common stocks, preferred stocks, convertible securities, rights, warrants and options, in proportions which may vary from time to time.

OPPENHEIMER GLOBAL SECURITIES FUND ("Global Securities Fund") seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations which are considered to have appreciation possibilities, but which may be considered to be speculative.


OPPENHEIMER MULTIPLE STRATEGIES FUND ("Multiple Strategies Fund") seeks a total investment return (which includes current income and capital appreciation in the value of its shares) from investments in common stocks and other equity securities, bonds and other debt securities, and "money market" securities.

OPPENHEIMER GROWTH & INCOME FUND ("Growth & Income Fund") seeks a high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities. From time to time this Fund may focus on small to medium capitalization common stocks, bonds and convertible securities.


                                          [OppenheimerFunds Logo]


      Shares of the Funds are sold to provide benefits under variable life insurance policies and variable annuity contracts and other insurance company separate accounts (collectively, the "Accounts"). The Accounts invest in shares of one or more of the Funds in accordance with allocation instructions received from Account owners. Such allocation rights are further described in the accompanying Account Prospectus. Shares are redeemed to the extent necessary to provide benefits under an Account.

      This Prospectus explains concisely what you should know before investing in the Trust and the Funds. Please read this Prospectus carefully and keep it for future reference. You can find more detailed information about the Funds in the May 1, 1998 Statement of Additional Information. For a free copy, call OppenheimerFunds Services, the Funds' Transfer Agent, at 1-800-525-7048, or write to the Transfer Agent at the address on the back cover. The Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference (which means that it is legally part of this Prospectus).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Contents


            About the Funds
            Overview of the Funds
            Financial Highlights
            Investment Objectives and Policies
            How the Funds are Managed
            Performance of the Funds

            About Your Account
            How to Buy Shares
            How to Sell Shares
            Dividends, Capital Gains and Taxes
            Appendix A: Description of Terms
            Appendix B: Description of Securities Ratings

ABOUT THE FUNDS

Overview of the Funds

      Some of the important facts about the Funds are summarized below, with references to the section of this Prospectus where more complete information can be found. You should carefully read the entire Prospectus before making a decision about investing. Keep the Prospectus for reference after you invest.

      o  What Are the Funds' Investment Objectives?


Money Fund's investment objective is to seek maximum current income from investments in "money market" securities consistent with low capital risk and the maintenance of liquidity. High Income Fund's investment objective is to seek a high level of current income from investment in high yield fixed-income securities. Bond Fund's investment objective is to seek a high level of current income. As a secondary investment objective, Bond Fund seeks capital growth when consistent with its primary objective. Strategic Bond Fund's investment objective is to seek a high level of current income principally derived from interest on debt securities and seeks to enhance such income by writing covered call options on debt securities. Aggressive Growth Fund's investment objective is to achieve capital appreciation by investing in "growth-type" companies. Growth Fund's investment objective is to seek to achieve capital appreciation by investing in securities of well-known established companies. Small Cap Growth Fund's investment objective is to seek capital appreciation . Global Securities Fund's investment objective is to seek long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations which are considered to have appreciation possibilities. Multiple Strategies Fund's investment objective is to seek a total investment return (which includes current income and capital appreciation in the value of its shares) from investments in common stocks and other equity securities, bonds and other debt securities, and "money market" securities. Growth & Income Fund's investment objective is to seek a total return (which includes growth in the value of its shares as well as current income) from equity and debt securities.


      o What Do the Funds Invest In? To seek their respective investment objectives, the Funds invest as follows. Money Fund primarily invests in "money market" securities. High Income Fund primarily invests in high yield fixed-income securities, including unrated securities or high risk securities in the lower rating categories, commonly known as "junk bonds." Bond Fund will, under normal market conditions, invest at least 65% of its total assets in investment grade debt securities. Strategic Bond Fund primarily invests in foreign government and corporate debt securities, U.S. Government securities, lower-rated high yield domestic debt securities, commonly known as "junk bonds." These investments are more fully explained for each Fund in "Investment Objectives and Policies," starting on page ___. Aggressive Growth Fund primarily invests in "growth-type" companies. Growth Fund primarily invests in securities of well-known established companies. Small Cap Growth Fund primarily invests in securities of "growth-type" companies with market capitalization less than $1 billion. Global Securities Fund primarily invests in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations. Multiple Strategies Fund primarily invests in common stocks and other equity securities, bonds and other debt securities, and "money market" securities. Growth & Income Fund invests primarily in equity and debt securities and focuses from time to time on small to medium capitalization companies.


      o Who Manages the Funds? The Funds' investment adviser is OppenheimerFunds, Inc. (the "Manager"), which (including subsidiaries) advises investment company portfolios having over $85 billion in assets as of March 31, 1998. Each Fund's portfolio manager is primarily responsible for the selection of securities of that Fund. The portfolio managers are as follows:

Money Fund, Dorothy Warmack; High Income, Thomas P. Reedy; Bond Fund, Multiple Strategies Fund and Strategic Bond Fund, David Negri (joined by Richard Rubinstein for Multiple Strategies Fund and by Arthur Steinmetz for Strategic Bond Fund);


Growth Fund, Jane Putnam;
Aggressive Growth Fund, Bruce L. Bartlett;
Small Cap Growth Fund, Jay W. Tracey, III and Alan Gilston;
Global Securities Fund, William L. Wilby; and
Growth & Income Fund,  Michael S. Levine.


The Manager is paid an advisory fee by each Fund, based on its assets. The Trust's Board of Trustees, elected by shareholders, oversees the investment adviser and the portfolio manager. Please refer to "How The Funds Are Managed," starting on page ____ for more information about the Manager and its fees.


      o How Risky Are The Funds? While different types of investments have risks that differ in type and magnitude, all investments carry risk to some degree. Changes in overall market movements or interest rates, or factors affecting a particular industry or issuer, can affect the value of the Funds' investments and their price per share. Equity investments are generally subject to a number of risks including the risk that values will fluctuate as a result of changing expectations for the economy and individual issuers, and stocks which are small to medium size in capitalization may fluctuate more than large capitalization stocks. For both equity and income investments, foreign investments are subject to the risk of adverse currency fluctuation and additional risks and expenses in comparison to domestic investments. In comparing levels of risk among the funds that invest to some degree in equities, Growth Fund is most conservative, followed by Multiple Strategies Fund, Growth & Income Fund, Aggressive Growth Fund, Small Cap Growth Fund and Global Securities Fund. Fixed-income investments are generally subject to the risk that values will fluctuate with interest rates and inflation, with lower-rated fixed-income investments being subject to a greater risk that the issuer will default in its interest or principal payment obligations. In comparing levels of risk among the fixed-income funds, Bond Fund is most conservative, followed by Strategic Bond Fund and High Income Fund. Money Fund is the most conservative of all ten Funds in that Money Fund intends to maintain a stable net asset value of $1.00 per share, although there is no assurance that it will be able to do so.


      o How Can I Buy, Sell or Exchange Shares? Shares of each Fund are offered for purchase by Accounts as an investment medium for variable life insurance policies and variable annuity contracts and other insurance company separate accounts. Account owners should refer to the accompanying Account Prospectus on how to buy, sell or exchange shares of the Funds.

     o How Have the Funds Performed? Money Fund, High Income Fund, Bond Fund and Strategic Bond Fund measure their performance by quoting their yields. All of the Funds with the exception of Money Fund may measure their performance by quoting average annual total return and cumulative total return, which measure historical performance. Those returns can be compared to the returns (over similar periods) of other funds. Of course, other funds may have different objectives, investments, and levels of risk. The performance of all the Funds except Money Fund can also be compared to broad market indices, which we have done starting on page ___. Please remember that past performance does not guarantee future results.

Financial Highlights



      The tables on the following pages present selected financial information, including per share data and expense ratios and other data about the Funds, and are based on each Fund's average net assets. This information has been audited by Deloitte & Touche LLP, the Funds' independent auditors, whose report on the Funds' financial statements for the fiscal year ended December 31, 1997, is included in the Statement of Additional Information. Shares of Small Cap Growth Fund were not offered prior to May 1, 1998; accordingly no financial information for that Fund is set forth below.

FINANCIAL HIGHLIGHTS                                       OPPENHEIMER MONEY FUND
                              ----------------------------------------------------------------------------------------------------
                              YEAR ENDED DECEMBER 31,
                              1997       1996       1995      1994      1993      1992      1991      1990      1989      1988
==================================================================================================================================
PER SHARE OPERATING DATA
Net asset value, beginning
of period                        $1.00      $1.00     $1.00     $1.00     $1.00     $1.00     $1.00     $1.00     $1.00     $1.00
----------------------------------------------------------------------------------------------------------------------------------
Income from investment
operations--net investment
income and net realized gain       .05        .05       .06       .04       .03       .04       .06       .08       .09       .07
Dividends and distributions
to shareholders                   (.05)      (.05)     (.06)     (.04)     (.03)     (.04)     (.06)     (.08)     (.09)     (.07)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
period                           $1.00      $1.00     $1.00     $1.00     $1.00     $1.00     $1.00     $1.00     $1.00     $1.00
                                 =====      =====     =====     =====     =====     =====     =====     =====     =====     =====
==================================================================================================================================
TOTAL RETURN, AT NET ASSET
VALUE(1)                          5.31%      5.13%     5.62%     4.25%     3.09%     3.93%     6.18%     7.84%     9.56%     6.96%
==================================================================================================================================
RATIOS/SUPPLEMENTAL DATA
Net assets, end of
period(in thousands)          $126,782   $129,719   $65,386   $89,671   $61,221   $58,266   $58,709   $89,143   $68,440   $69,468
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in
thousands)                    $133,707   $ 99,263   $75,136   $90,264   $57,654   $61,317   $75,747   $82,966   $67,586   $60,241
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income             5.19%      5.01%     5.52%     4.18%     3.12%     3.76%     5.97%     7.80%     8.82%     7.31%
Expenses                          0.48%      0.49%     0.51%     0.43%     0.43%     0.50%     0.49%     0.51%     0.53%     0.55%


1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total returns reflect changes in net investment income only. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

FINANCIAL HIGHLIGHTS                                       OPPENHEIMER HIGH INCOME FUND
                       ----------------------------------------------------------------------------------------------------------
                                                  YEAR ENDED DECEMBER 31,
                              1997       1996       1995      1994      1993      1992      1991      1990      1989      1988
=================================================================================================================================
PER SHARE OPERATING DATA
Net asset value, beginning
of period                       $11.13     $10.63     $ 9.79    $11.02    $ 9.74    $9.40     $7.90     $8.59     $9.30     $9.14
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income              .94        .97        .98       .94       .82     1.19      1.28      1.21      1.09      1.12
Net realized and unrealized
gain (loss)                        .37        .58        .94     (1.27)     1.65      .43      1.30      (.82)     (.65)      .23
                                ------     ------      -----    ------     -----    -----     -----     -----     -----     -----
Total income (loss) from
investment operations             1.31       1.55       1.92      (.33)     2.47     1.62      2.58       .39       .44      1.35
---------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions
to shareholders:
Dividends from net investment
income                            (.91)     (1.05)     (1.08)     (.66)    (1.19)   (1.28)    (1.08)     (1.08)   (1.08)    (1.07)
Distributions from net
realized gain                     (.01)        --         --      (.24)       --       --        --         --     (.07)     (.12)
                                ------     ------      -----    ------     -----    -----     -----     ------    -----     -----
Total dividends and
distributions to
shareholders                      (.92)     (1.05)     (1.08)     (.90)    (1.19)   (1.28)    (1.08)     (1.08)   (1.15)    (1.19)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end
of period                       $11.52     $11.13     $10.63    $ 9.79    $11.02    $9.74     $9.40     $7.90     $8.59     $9.30
                                ======     ======     ======    ======    ======    =====     =====     =====     =====     =====
=================================================================================================================================
TOTAL RETURN, AT NET
ASSET VALUE(1)                  12.21%     15.26%     20.37%    (3.18)%   26.34%    17.92%    33.91%    4.65%     4.84%     15.58%
=================================================================================================================================
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
(in thousands)                $291,323   $191,293   $133,451  $ 95,698  $93,011   $40,817   $27,308   $19,172   $23,698   $25,551
---------------------------------------------------------------------------------------------------------------------------------
Average net assets
(in thousands)                $223,617   $157,203   $115,600  $101,096  $67,000   $36,861   $23,663   $21,493   $26,040   $24,530
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net
assets:
Net investment income           8.88%      9.18%      9.81%     9.15%     10.50%    12.08%    14.26%    14.32%    11.52%    11.94%
Expenses                        0.82%      0.81%      0.81%     0.67%      0.68%     0.73%     0.75%     0.75%     0.75%     0.75%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(2)     167.6%     125.0%     107.1%    110.1%     135.7%    144.2%    108.0%     95.1%     78.7%     57.9%



1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. 2. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1997 were $378,724,828 and $329,656,036, respectively.

FINANCIAL HIGHLIGHTS                                       OPPENHEIMER BOND FUND
                              -----------------------------------------------------------------------------------------------------
                              YEAR ENDED DECEMBER 31,
                              1997       1996       1995      1994      1993      1992      1991      1990      1989      1988
===================================================================================================================================
PER SHARE OPERATING DATA
Net asset value, beginning
of period                       $11.63     $11.84     $10.78    $11.65    $10.99    $11.15    $10.33    $10.49    $10.15    $10.19
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income              .76        .69        .72       .76       .65       .87       .95       .97       .98       .94
Net realized and unrealized
gain (loss)                        .28       (.15)      1.07      (.98)      .76      (.17)      .80      (.18)      .32      (.05)
                                ------     ------     ------    ------    ------    ------    ------    ------    ------    ------
Total income (loss) from
investment operations             1.04        .54       1.79      (.22)     1.41       .70      1.75       .79      1.30       .89
----------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions
to shareholders:
Dividends from net investment
income                            (.72)      (.74)      (.73)     (.62)     (.75)     (.86)     (.93)     (.95)     (.96)     (.93)
Distributions from net realized
gain                              (.04)      (.01)        --      (.03)       --        --        --        --        --        --
                                ------     ------     ------    ------    ------    ------    ------    ------    ------    -------
Total dividends and
distributions to
shareholders                      (.76)      (.75)      (.73)     (.65)     (.75)     (.86)     (.93)     (.95)     (.96)     (.93)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end
of period                       $11.91     $11.63     $11.84    $10.78    $11.65    $10.99    $11.15    $10.33    $10.49    $10.15
                                ======     ======     ======    ======    ======    ======    ======    ======    ======    ======
==================================================================================================================================
TOTAL RETURN, AT NET
ASSET VALUE(1)                    9.25%      4.80%     17.00%    (1.94)%   13.04%     6.50%    17.63%     7.92%    13.32%     8.97%
===================================================================================================================================
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
(in thousands)                $520,078   $426,439   $211,232  $135,067  $111,846  $63,354   $32,762   $16,576   $13,422   $ 9,989
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in
thousands)                    $449,760   $296,253   $170,929  $121,884  $ 87,215  $45,687   $22,169   $15,088   $11,167   $11,028
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income             6.72%      6.72%      6.91%     7.30%     7.20%    7.81%     8.73%     9.30%     9.34%     9.08%
Expenses                          0.78%      0.78%      0.80%     0.57%     0.46%    0.56%     0.64%     0.61%     0.64%     0.70%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(2)       116.9%      82.3%      79.4%     35.1%     36.3%    41.3%      7.6%      7.4%      5.4%     36.3%


1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. 2. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1997 were $497,189,725 and $456,241,630, respectively.

FINANCIAL HIGHLIGHTS                                       OPPENHEIMER AGGRESSIVE GROWTH FUND
                                                    (FORMERLY OPPENHEIMER CAPITAL APPRECIATION FUND)
                              ----------------------------------------------------------------------------------------------------
                              YEAR ENDED DECEMBER 31,
                              1997       1996       1995      1994      1993      1992      1991      1990      1989      1988
==================================================================================================================================
PER SHARE OPERATING DATA
Net asset value, beginning
of period                       $38.71     $34.21     $25.95    $31.64    $26.04    $23.24    $15.24    $20.40    $16.31    $14.39
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income              .10        .09        .11       .10       .05       .06       .08       .32       .50       .33
Net realized and unrealized
gain (loss)                       4.01       6.59       8.29     (2.22)     6.71      3.43      8.18     (3.54)     3.93      1.60
                                ------     ------     ------    ------    -------   ------    ------    ------    ------    ------
Total income (loss) from
investment operations             4.11       6.68       8.40     (2.12)     6.76      3.49      8.26     (3.22)     4.43      1.93
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions
to shareholders:
Dividends from net
investment income                 (.09)      (.11)      (.09)     (.04)     (.06)     (.14)     (.26)     (.53)     (.34)       --
Distributions from net
realized gain                    (1.77)     (2.07)      (.05)    (3.53)    (1.10)     (.55)       --     (1.41)       --      (.01)
                                ------     ------     ------    ------    ------    ------    ------    ------    ------    ------
Total dividends and
distributions to
shareholders                     (1.86)     (2.18)      (.14)    (3.57)    (1.16)     (.69)     (.26)    (1.94)     (.34)     (.01)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
period                          $40.96     $38.71     $34.21    $25.95    $31.64    $26.04    $23.24    $15.24    $20.40    $16.31
                                ======     ======     ======    ======    ======    ======    ======    ======    ======    ======
===================================================================================================================================
TOTAL RETURN, AT NET ASSET
VALUE(1)                         11.67%     20.22%     32.52%    (7.59)%   27.32%    15.42%    54.72%   (16.82)%   27.57%    13.41%
===================================================================================================================================
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
(in thousands)                $877,807    $617,392  $325,404  $185,774  $136,885  $83,335   $49,371   $23,295   $27,523   $13,667
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in
thousands)                    $753,852    $467,080  $240,730  $153,832  $ 98,228  $56,371   $34,887   $24,774   $21,307   $13,239
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income             0.31%       0.32%     0.47%     0.50%     0.23%    0.30%     0.81%     1.93%     3.27%     2.13%
Expenses                          0.73%       0.75%     0.78%     0.57%     0.47%    0.54%     0.63%     0.71%     0.68%     0.73%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(2)        87.6%      100.1%    125.5%     96.5%    122.8%    78.9%    122.3%    222.0%    130.5%    128.7%
Average brokerage commission
rate(3)                        $0.0626     $0.0583   $0.0577        --        --       --        --        --        --         --


1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. 2. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1997 were $762,900,287and $551,581,444, respectively. 3. Total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period, divided by the total of related shares purchased and sold.

                                                              OPPENHEIMER GROWTH FUND
FINANCIAL HIGHLIGHTS          -----------------------------------------------------------------------------------------------------
                                                               YEAR ENDED DECEMBER 31,
                              1997       1996       1995      1994      1993      1992      1991      1990      1989      1988
===================================================================================================================================
PER SHARE OPERATING DATA
Net asset value, beginning
of period                       $27.24     $23.55     $17.68    $17.70    $16.96    $15.17    $12.54    $16.38    $13.64    $11.21
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income              .25        .15        .25       .22       .46       .16       .30       .56       .66       .29
Net realized and unrealized
gain (loss)                       6.62       5.46       6.10      (.05)      .74      1.99      2.82     (1.79)     2.50      2.19
                                ------     ------     ------    ------    ------    ------    ------    ------    ------    ------
Total income (loss) from
investment operations             6.87       5.61       6.35       .17      1.20      2.15      3.12     (1.23)     3.16      2.48
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions
to shareholders:
Dividends from net investment
income                            (.15)      (.25)      (.22)     (.15)     (.14)     (.36)     (.49)     (.62)     (.35)       --
Distributions from net
realized gain                    (1.52)     (1.67)      (.26)     (.04)     (.32)       --        --     (1.99)     (.07)     (.05)
                                ------     ------     ------    ------    ------    ------    ------    ------    ------    -------
Total dividends and
distributions to
shareholders                     (1.67)     (1.92)      (.48)     (.19)     (.46)     (.36)     (.49)    (2.61)     (.42)     (.05)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end
of period                       $32.44     $27.24     $23.55    $17.68    $17.70    $16.96    $15.17    $12.54    $16.38    $13.64
                                ======     ======     ======    ======    ======    ======    ======    ======    ======    ======
===================================================================================================================================
TOTAL RETURN, AT NET ASSET
VALUE(1)                         26.68%     25.20%     36.65%     0.97%     7.25%    14.53%    25.54%    (8.21)%   23.59%    22.09%
===================================================================================================================================
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
(in thousands)                $493,906   $285,920   $117,710  $63,283   $56,701   $36,494   $22,032   $15,895   $19,301   $17,746
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets
(in thousands)                $390,447   $152,466   $ 88,803  $59,953   $46,389   $25,750   $18,810   $17,235   $18,596   $15,585
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income             1.02%      1.08%      1.46%    1.38%     1.13%     1.36%     2.82%     3.27%     4.09%     2.39%
Expenses, before voluntary
reimbursement by the Manager      0.75%    0.81%(2)     0.79%    0.58%     0.50%     0.61%     0.70%     0.70%     0.71%     0.70%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(3)        66.0%      65.4%      58.2%    53.8%     12.6%     48.7%    133.9%    267.9%    148.0%    132.5%
Average brokerage
commission rate(4)             $0.0549    $0.0589    $0.0590       --        --        --        --        --        --        --


1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. 2. The expense ratio was 0.79% net of the voluntary reimbursement by the Manager. 3. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1997 were $308,605,124 and $200,244,411, respectively. 4. Total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period, divided by the total number of related shares purchased and sold.

                                 OPPENHEIMER MULTIPLE STRATEGIES FUND
FINANCIAL HIGHLIGHTS          ----------------------------------------------------------------------------------------------------
                              YEAR ENDED DECEMBER 31,
                              1997       1996       1995      1994      1993      1992      1991      1990      1989      1988
==================================================================================================================================
PER SHARE OPERATING DATA
Net asset value, beginning
of period                       $15.63     $14.55     $12.91    $13.88    $12.47    $11.96    $10.90    $12.30    $11.58    $10.04
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income              .62        .72        .66       .63       .55       .55       .69       .73       .73       .66
Net realized and unrealized
gain (loss)                       1.95       1.45       2.00      (.90)     1.41       .50      1.15      (.97)     1.04      1.53
                                ------     ------     ------    ------    ------    ------    ------    ------    ------    ------
Total income (loss) from
investment operations             2.57       2.17       2.66      (.27)     1.96      1.05      1.84      (.24)     1.77      2.19
----------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions
to shareholders:
Dividends from net
investment income                 (.61)      (.74)      (.65)     (.60)     (.55)     (.54)     (.78)     (.70)     (.68)     (.65)
Distributions from net
realized gain                     (.58)      (.35)      (.37)     (.10)       --        --        --      (.46)     (.37)       --
                                ------     ------     ------    ------    ------    ------    ------    ------    ------    ------
Total dividends and
distributions to
shareholders                     (1.19)     (1.09)     (1.02)     (.70)     (.55)     (.54)     (.78)    (1.16)    (1.05)     (.65)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end
of period                       $17.01     $15.63     $14.55    $12.91    $13.88    $12.47    $11.96    $10.90    $12.30    $11.58
                                ======     ======     ======    ======    ======    ======    ======    ======    ======    ======
====================================================================================================================================
TOTAL RETURN, AT NET ASSET
VALUE(1)                         17.22%     15.50%     21.36%     1.95)%   15.95%     8.99%    17.48%    (1.91)%   15.76%    22.15%
====================================================================================================================================
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
(in thousands)                $637,545   $484,285   $381,263  $292,067  $250,290  $159,464  $124,634  $118,888  $121,286  $78,386
------------------------------------------------------------------------------------------------------------------------------------
Average net assets
(in thousands)                $564,369   $428,277   $344,745  $279,949  $199,954  $139,011  $117,000  $123,231  $101,057  $64,298
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net
assets:
Net investment income             3.86%      4.89%      4.84%     4.90%     4.44%     4.63%     5.95%     6.36%     6.53%    6.18%
Expenses                          0.75%      0.77%      0.77%     0.56%     0.48%     0.55%     0.54%     0.57%     0.55%    0.58%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(2)        41.9%      40.3%      39.0%     31.4%     32.4%     57.8%     80.3%     99.2%     66.9%   110.0%
Average brokerage
commission rate(3)             $0.0217    $0.0361    $0.0329        --        --        --        --        --        --       --


1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. 2. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1997 were $258,504,039 and $195,905,788, respectively. 3. Total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period, divided by the total number of related shares purchased and sold. Generally, non-U.S. commissions are lower than U.S. commissions when expressed as cents per share but higher when expressed as a percentage of transactions because of the lower per-share prices of many non-U.S. securities.

                                                              OPPENHEIMER GLOBAL SECURITIES FUND
FINANCIAL HIGHLIGHTS          --------------------------------------------------------------------------------
                              YEAR ENDED DECEMBER 31,
                              1997       1996       1995      1994      1993      1992      1991      1990(1)
==============================================================================================================
PER SHARE OPERATING DATA
Net asset value, beginning
of period                       $17.67     $15.00     $15.09    $16.30    $ 9.57    $10.38    $10.04    $10.00
--------------------------------------------------------------------------------------------------------------
Income (loss) from
investment operations:
Net investment income
(loss)                             .25        .15        .12       .04      (.02)      .07       .04        --
Net realized and unrealized
gain (loss)                       3.68       2.52        .19      (.96)     6.75      (.80)      .30       .04
                                ------     ------     ------    ------    ------    ------    ------    ------
Total income (loss) from
investment operations             3.93       2.67        .31      (.92)     6.73      (.73)      .34       .04
--------------------------------------------------------------------------------------------------------------
Dividends and distributions
to shareholders:
Dividends from net
investment income                 (.23)        --         --      (.04)       --      (.04)       --        --
Distributions from net
realized gain                       --         --       (.40)     (.25)       --      (.04)       --        --
                                ------     ------     ------    ------    ------    -------   ------    ------
Total dividends and
distributions to
shareholders                      (.23)        --       (.40)     (.29)       --      (.08)       --        --
--------------------------------------------------------------------------------------------------------------
Net asset value, end
of period                       $21.37     $17.67     $15.00    $15.09    $16.30    $ 9.57    $10.38    $10.04
                                ======     ======     ======    ======    ======    ======    ======    ======
==============================================================================================================
TOTAL RETURN, AT NET
ASSET VALUE(2)                   22.42%     17.80%      2.24%    (5.72)%   70.32%    (7.11)%    3.39%     0.40%
==============================================================================================================
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
(in thousands)                $959,110   $582,080   $360,979  $297,842  $96,425   $13,537   $7,339    $432
--------------------------------------------------------------------------------------------------------------
Average net assets
(in thousands)                $802,389   $466,750   $332,336  $214,545  $31,696   $11,181   $3,990    $263
--------------------------------------------------------------------------------------------------------------
Ratios to average net
assets:
Net investment income             1.51%      1.09%      0.86%     0.54%    0.72%     1.04%    0.75%   0.08%(3)
Expenses                          0.76%      0.81%      0.89%     0.91%    0.92%     1.06%    1.32%   6.84%(3)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(4)        67.1%      89.9%     131.3%     70.4%    65.1%     34.1%    29.5%    0.0%
Average brokerage
commission rate(5)             $0.0041    $0.0045    $0.0092        --       --        --       --      --


1. For the period from November 12, 1990 (commencement of operations) to December 31, 1990. 2. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. 3. Annualized. 4. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1997 were $595,489,366 and $459,609,905, respectively. 5. Total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period, divided by the total number of related shares purchased and sold. Generally, non-U.S. commissions are lower than U.S. commissions when expressed as cents per share but higher when expressed as a percentage of transactions because of the lower per-share prices of many non-U.S. securities.

                                                              OPPENHEIMER STRATEGIC BOND FUND
FINANCIAL HIGHLIGHTS                                 -------------------------------------------------------------
                             YEAR ENDED DECEMBER 31,
                                                     1997         1996         1995         1994           1993(1)
==================================================================================================================
PER SHARE OPERATING DATA
Net asset value, beginning of period                    $5.09        $4.91       $4.60        $5.12         $5.00
------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .39          .38         .38          .35           .10
Net realized and unrealized gain (loss)                   .04          .19         .30         (.54)          .11
                                                        -----        -----       -----        -----         -----
Total income (loss) from investment operations            .43          .57         .68         (.19)          .21
------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                     (.39)        (.39)       (.37)        (.32)         (.09)
Distributions in excess of net realized gain             (.01)          --          --         (.01)           --
                                                        ------       ------      -----        -----         ------
Total dividends and distributions to shareholders        (.40)        (.39)       (.37)        (.33)         (.09)
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $5.12        $5.09       $4.91        $4.60         $5.12
                                                        =====        =====       =====        =====         =====
==================================================================================================================
TOTAL RETURN, AT NET ASSET VALUE(2)                      8.71%       12.07%      15.33%       (3.78)%        4.25%
==================================================================================================================
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)             $207,839     $118,716     $60,098      $20,320        $9,887
------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $159,934     $ 82,604     $37,698      $15,389        $4,259
------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                                    8.23%        8.48%       9.32%        8.36%         5.67%(3)
Expenses                                                 0.83%        0.85%       0.85%        0.87%         0.96%(3)
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(4)                              149.7%       144.3%       87.0%       136.6%         10.9%

1. For the period from May 3, 1993 (commencement of operations) to December 31, 1993. 2. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. 3. Annualized. 4. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1997 were $280,894,743 and $221,120,528, respectively.

                                                              OPPENHEIMER GROWTH & INCOME FUND
FINANCIAL HIGHLIGHTS                                    -------------------------------------------------
                             YEAR ENDED DECEMBER 31,
                                1997 1996 1995(1)
=========================================================================================================
PER SHARE OPERATING DATA
Net asset value, beginning of period                      $16.37          $12.51           $10.00
---------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                        .19             .14              .01
Net realized and unrealized gain                            4.91            3.91             2.52
                                                          ------          ------           ------
Total income from investment operations                     5.10            4.05             2.53
---------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                        (.17)           (.14)            (.02)
Distributions from net realized gain                        (.72)           (.05)              --
                                                          ------          ------           ------
Total dividends and distributions to shareholders           (.89)           (.19)            (.02)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $20.58          $16.37           $12.51
                                                          ======          ======           ======
=========================================================================================================
TOTAL RETURN, AT NET ASSET VALUE(2)                        32.48%          32.51%           25.25%
=========================================================================================================
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                $155,368         $47,009           $4,288
---------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                       $ 94,906         $21,562           $1,809
---------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                                       1.15%           1.41%            0.50%(3)
Expenses                                                    0.83%           1.00%            2.07%(3)
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate(4)                                  78.5%          112.6%            23.7%
Average brokerage commission rate(5)                     $0.0602         $0.0618          $0.0598

1. For the period from July 5, 1995 (commencement of operations) to December 31, 1995. 2. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. 3. Annualized. 4. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1997 were $155,403,150 and $71,649,903, respectively.

5. Total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period, divided by the total number of related shares purchased and sold.

Investment Objectives and Policies. Each Fund's investment objective and policies are set forth below. Since market risks are inherent in all securities to varying degrees, there can be no assurance that a Fund will meet its investment objectives.


Investment Objective and Policies - Money Fund. The objective of Money Fund is to seek the maximum current income from investments in "money market" securities consistent with low capital risk and the maintenance of liquidity. Securities and Exchange Commission Rule 2a-7 ("Rule 2a-7") under the Investment Company Act generally governs the quality, diversification and maturity of a money market fund's investments. Under Rule 2a-7, a money market fund may purchase only high quality securities that present minimal credit risk

(called "eligible securities"). Money Fund must maintain a dollar-weighted average portfolio maturity of no more than 90 days and the remaining maturity of any single portfolio investment at the time of purchase may not exceed 397 days. The securities it purchases must be denominated in U.S. dollars. Money Fund must diversify its investments so that: (a) no more than 5% of its total assets are invested in the securities of any one issuer (other than the U.S. Government, its agencies and instrumentalities); (b) no more than 5% of its total assets are invested in lower rated eligible securities; and (c) no more than 1% of its total assets or $1.0 million, whichever is greater, is invested in lower rated eligible securities of any one issuer. Rule 2a-7 also permits Money Fund to invest in securities for which payment is guaranteed in accordance with the Rule. The Trust's Board of Trustees has adopted procedures under Rule 2a-7 pursuant to which the Board has delegated to the Manager the responsibility of conforming Money Fund's investments with the requirements of Rule 2a-7 and those procedures. More detailed information about Rule 2a-7 and the Fund's investments is found in the Statement of Additional Information.


      Ratings at the time of purchase will determine whether securities may be acquired under the above restrictions. The rating restrictions described in this Prospectus do not apply to banks in which the Trust's cash is kept. Subsequent downgrades in ratings may require reassessment of the credit risk presented by a security and may require its sale. See "Investment Objectives and Policies -- Money Fund" in the Statement of Additional Information for further details.

      The Trust intends to exercise due care in the selection of portfolio securities. However, a risk may exist that the issuers of Money Fund's portfolio securities may not be able to meet their duties and obligations on interest or principal payments at the time called for by the instrument. There is also the risk that because of a redemption demand greater than anticipated by the Manager, some of Money Fund's portfolio may have to be liquidated prior to maturity at a loss. Any of these risks, if encountered, could cause a reduction in the net asset value of Money Fund's shares.


      The types of instruments that will form the major part of Money Fund's investments will change from time to time and will include direct bank obligations, foreign government obligations, certificates of deposit, bankers' acceptances, commercial paper, securities of the U.S. Government and its agencies or instrumentalities and other debt instruments (including bonds) issued by corporations, including variable and floating rate instruments, and variable rate master demand notes. Some of Money Fund's investments may be supported by guarantees or may be subject to repurchase transactions (described below) if the collateral for the agreement complies with Rule 2a-7. Money Fund will purchase certificates of deposit or bankers' acceptances only if issued or guaranteed by a domestic bank subject to regulation by the U.S. Government or by a foreign bank having total assets at least equal to U.S. $1 billion. In addition, the Fund may also invest in securities other than those described above that meet with the requirements of Rule 2a-7. For further information, see "Foreign Securities" and "Other Investment Restrictions" below. See Appendix A below and "Investment Objectives and Policies" in the Statement of Additional Information for further information on the investments which Money Fund may make.


Investment Objectives and Policies - High Income Fund, Bond Fund and Strategic Bond Fund.


High Income Fund. The objective of High Income Fund is to earn a high level of current income by investing primarily in a diversified portfolio of high yield, fixed-income securities. It invests in long-term debt and preferred stock issues, including convertible securities believed by the Manager not to involve undue risk. High Income Fund's investment policy is to assume certain risks (discussed below) in seeking high yield, which is ordinarily associated with high risk securities, commonly known as "junk bonds," in the lower rating categories of the established securities ratings services (i.e., securities rated "Baa" or lower by Moody's Investors Services, Inc. ("Moody's") or "BBB" or lower by Standard & Poor's Corporation ("Standard & Poor's")), and unrated securities. The investments in which High Income Fund will invest principally will be in the lower rating categories; it may invest in securities rated as low as "C" by Moody's or "D" by Standard & Poor's. Such ratings indicate that the obligations are speculative in a high degree and may be in default. Appendix B of this Prospectus describes these rating categories.

      High Income Fund is not obligated to dispose of securities whose issuers subsequently are in default or if the rating is subsequently downgraded. High Income Fund may invest, without limit, in unrated securities if such securities offer, in the opinion of the Manager, yields and risks comparable to rated securities. Risks of high yield securities are discussed under "Risk Factors" below. Securities rated by a rating organization represented the following percentage of High Income Fund's total assets as of December 31, 1997 (the amounts shown are dollar-weighted average values; securities rated by any rating organization are included in the equivalent Standard & Poor's rating category):
AAA, 0.85%; AA, 0.01%; A, 4.75%;  BBB, 1.43%; BB, 8.16%; B, 43.11%;  CCC, 1.39%.
Unrated fixed income securities represented 8.33% of the High Income Fund's total assets. Additionally, as of that date, U.S. Government securities (which generally are not rated by any agency), represented 2.93% of High Income. The Manager will not rely principally on the rating assigned by rating services. The Manager's analysis may include consideration of the financial strength of the issuer, including its historic and current financial condition, the trading activity in its securities, present and anticipated cash flow, estimated current value of assets in relation to historical cost, the issuer's experience and managerial expertise, responsiveness to changes in interest rates and business conditions, debt maturity schedules, current and future borrowing requirements, and any change in the financial condition of the issuer and the issuer's continuing ability to meet its future obligations. The Manager also may consider anticipated changes in business conditions, levels of interest rates of bonds as contrasted with levels of cash dividends, industry and regional prospects, the availability of new investment opportunities and the general economic, legislative and monetary outlook for specific industries, the nation and the world.

Bond Fund. Bond Fund's primary objective is to earn a high level of current income . As a secondary objective, Bond Fund seeks capital growth when consistent with its primary objective. It seeks its objectives by investing primarily in debt securities. As a matter of non-fundamental policy, Bond Fund will, under normal market conditions, invest at least 65% of its total assets in investment grade debt securities, U.S. Government securities and money market instruments. Investment grade debt securities are those rated in one of the four highest categories by Standard & Poor's, Moody's, Fitch's or other Rating Organizations or if unrated or split-rated (rated as investment grade by one rating organization but below investment grade by another), determined by the Manager to be of comparable quality. The Fund is not obligated to dispose of securities when issuers are in default or if the rating of the security is reduced. A description of these rating categories is included as Appendix B to this Prospectus. Since May 1, 1998, the Fund may invest up to 35% of its total assets in debt securities rated less than investment grade or, if unrated, judged by the Manager to be of comparable quality to such lower-rated securities. Lower-grade securities include securities rated BB, B, CCC, CC and D by Standard & Poor's or Ba, B, Caa, Ca and C by Moody's. Lower-grade securities (commonly known as "junk bonds") are considered speculative and involve greater risk which are explained under "Risk Factors" below. Securities rated by a rating organization represented the following percentage of Bond Fund's total assets as of December 31, 1997 (the amounts shown are dollar-weighted average values; securities rated by any rating organization are included in the equivalent Standard & Poor's rating category): AAA, 2.62%; AA, 2.02%; A, 11.73%; BBB, 24.14%; BB, 0.10%. Unrated fixed income securities represented 3.47% of the Fund's total assets. Additionally, as of that date, U.S. Government securities (which generally are not rated by any agency), represented 53.16% Bond Fund's total assets. However, these ratings precede the adoption of Bond Fund's present investment policy with respect to below investment grade debt securities on May 1, 1998, after which date the percentage of securities invested in investment grade debt securities and U.S. Government securities is expected to decrease.


Strategic Bond Fund. The investment objective of Strategic Bond Fund is to seek a high level of current income principally derived from interest on debt securities and to enhance such income by writing covered call options on debt securities. Although the premiums received by Strategic Bond Fund from writing covered calls are a form of capital gain, the Fund generally will not make investments in securities with the objective of seeking capital appreciation.

      The Fund intends to invest principally in: (i) lower-rated high yield domestic debt securities; (ii) U.S. Government securities, and (iii) foreign government and corporate debt securities. Under normal circumstances, the Fund's assets will be invested in each of these three sectors. However, Strategic Bond Fund may from time to time invest up to 100% of its total assets in any one sector if, in the judgment of the Manager, the Fund has the opportunity of seeking a high level of current income without undue risk to principal. Distributable income will fluctuate as the Fund assets are shifted among the three sectors.


      |X| High Yield Securities. Strategic Bond Fund and High Income Fund may invest without limitation (and other Funds may invest to a limited extent) in securities in the lower rating categories of the established rating services, commonly known as "junk bonds." Such securities are rated lower than "Baa" by Moody's or "BBB" by Standard & Poor's, or other rating organizations. These Funds may invest in securities rated as low as "C" by Moody's or "D" by Standard & Poor's or other rating organizations. Such ratings indicate that the obligations are speculative in a high degree and may be in default. Risks of lower-rated, high yield, high risk securities are discussed under "Risk Factors" below. Securities rated by a rating organization represented the following percentage of Strategic Bond Fund's total assets as of December 31, 1997 (the amounts shown are dollar-weighted average values; securities rated by any rating organization are included in the equivalent Standard & Poor's rating category):
AAA, 5.95%; AA, 1.70%; A, 0.06%; BBB, 2.35%; BB, 10.97%; B, 17.98%;  CCC, 0.62%.
Unrated fixed income securities represented 8.80% of the Fund's total assets. Additionally, as of that date, U.S. Government securities (which generally are not rated by any agency), represented 40.77% of Strategic Bond Fund's total assets. The Manager will not rely principally on the ratings assigned by rating services. These Funds are not obligated to dispose of securities whose issuers subsequently are in default or if the rating of such securities is reduced. Appendix B of this Prospectus describes these rating categories. These Funds may also invest in unrated securities which, in the opinion of the Manager, offer yields and risks comparable to those of securities which are rated. Other
Fixed-Income Strategies and Techniques. High Income Fund, Bond Fund and Strategic Bond Fund (collectively, the "Income Funds") can also use the investment techniques and strategies described below. The Statement of Additional Information contains more information about these practices.


      |X| International Securities. The Income Funds may invest in foreign government and foreign corporate debt securities (which may be denominated in U.S. dollars or in non-U.S. currencies) issued or guaranteed by foreign corporations, certain supranational entities (such as the World Bank) and foreign governments (including political subdivisions having taxing authority) or their agencies or instrumentalities. These investments may include (i) U.S. dollar-denominated debt obligations known as "Brady Bonds," which are issued for the exchange of existing commercial bank loans to foreign entities for new obligations that are generally collateralized by zero coupon Treasury securities having the same maturity, (ii) debt obligations such as bonds (including sinking fund and callable bonds), (iii) debentures and notes (including variable rate and floating rate instruments), and (iv) preferred stocks and zero coupon securities. Further information about investments in foreign securities and special risks of "emerging markets" is set forth below under "Other Investment Techniques and Strategies - Foreign Securities," and "Special Risks of 'Emerging Markets'."

      |X| U.S. Government Securities. U.S. Government securities are debt obligations issued by or guaranteed by the United States Government or one of its agencies or instrumentalities. Although U.S.

Government securities are considered among the most creditworthy of fixed-income investments and their yields are generally lower than the yields available from corporate debt securities, the values of U.S. Government securities (and of fixed-income securities generally) will vary inversely to changes in prevailing interest rates. To compensate for the lower yields available on U.S. Government securities, the Income Funds may attempt to augment these yields by writing covered call options against them. See "Hedging," below. Certain of these obligations, including U.S. Treasury notes and bonds, and mortgage-backed securities guaranteed by the Government National Mortgage Association ("Ginnie Maes"), are supported by the full faith and credit of the United States. Certain other U.S. Government securities, issued or guaranteed by Federal agencies or government-sponsored enterprises, are not supported by the full faith and credit of the United States. These latter securities may include obligations supported by the right of the issuer to borrow from the U.S. Treasury, such as obligations of Federal Home Loan Mortgage Corporation ("Freddie Macs"), and obligations supported by the credit of the instrumentality, such as Federal National Mortgage Association bonds ("Fannie Maes"). U.S. Government securities in which the Funds may invest include zero coupon U.S. Treasury securities, mortgage-backed securities and money market instruments.


      Zero coupon Treasury securities are: (i) U.S. Treasury notes and bonds which have been stripped of their unmatured interest coupons and receipts; or
(ii) certificates representing interests in such stripped debt obligations or coupons. Because a zero coupon security pays no interest to its holder during its life or for a substantial period of time, it usually trades at a deep discount from its face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities which make current distributions of interest. Because the Fund accrues taxable income from these securities without receiving cash, the Fund may be required to sell portfolio securities in order to pay cash dividends or to meet redemptions. The Income Funds may invest up to 50% of their total assets at the time of purchase in zero coupon securities issued by either corporations or the U.S. Treasury.


     |X| Domestic Securities. The Income Funds' investments in domestic securities may include preferred stocks, participation interests and zero coupon securities. Domestic investments include fixed- income (debt) securities and dividend-paying common stocks issued by domestic corporations in any industry which may be denominated in U.S. dollars or non-U.S. currencies.

      The Income Funds' investments may include securities which represent participation interests in loans made to corporations (see "Participation Interests," below) and in pools of residential mortgage loans which may be guaranteed by agencies or instrumentalities of the U.S. Government (e.g. Ginnie Maes, Freddie Macs and Fannie Maes), including collateralized mortgage-backed obligations ("CMOs"), or which may not be guaranteed. Such securities differ from conventional debt securities which provide for periodic payment of interest in fixed amounts (usually semi-annually) with principal payments at maturity or specified call dates. Mortgage-backed securities provide monthly payments which are, in effect, a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. The Fund's reinvestment of scheduled principal payments and unscheduled prepayments it receives may occur at lower rates than the original investment, thus reducing the yield of the Fund. Some CMOs in which the Income Funds may invest are issued by a U.S. Government instrumentality or private corporation that are collateralized by a portfolio of mortgages or mortgage-backed securities which may or may not be guaranteed by the U.S. Government. The issuer's obligation to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage-backed securities. Mortgage-backed securities may be less effective than debt obligations of similar maturity at maintaining yields during periods of declining interest rates.


      The Income Funds may also invest in CMOs that are "stripped." That means that the security is divided into two parts, one of which receives some or all of the principal payments (and is known as a "P/O") and the other which receives some or all of the interest (and is known as an "I/O"). P/Os and I/Os are generally referred to as "derivative investments," discussed further below.


      The price and yields to maturity of CMOs are, in part, determined by assumptions about cash- flows from the rate of payments of underlying mortgages. However, changes in prevailing interest rates may cause the rate of prepayments of underlying mortgages to change. In general, prepayments on fixed-rate mortgage loans increase during periods of falling interest rates and decrease during periods of rising interest rates. Faster than expected prepayments of underlying mortgages will reduce the market value and yield to maturity of issued CMOs. If prepayments of mortgages underlying a short-term or intermediate-term CMO occur more slowly than anticipated because of rising interest rates, the CMO effectively may become a longer-term security. The prices of long-term debt securities generally fluctuate more widely than those of shorter-term securities in response to changes in interest rates which, in turn, may result in greater fluctuations in the Income Fund's share prices.


      The yield to maturity on the class that receives only interest is extremely sensitive to the rate of payment of the principal on the underlying mortgages. Principal prepayments increase that sensitivity. Stripped securities that pay "interest only" are therefore subject to greater price volatility when interest rates change, and they have the additional risk that if the underlying mortgages are prepaid, the Fund will lose the anticipated cash flow from the interest on the prepaid mortgages. That risk is increased when general interest rates fall, and in times of rapidly falling interest rates, the Fund might receive back less than its investment.

      The value of "principal only" securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon- bearing bonds of the same maturity.
      Stripped securities are generally purchased and sold by institutional investors through investment banking firms. At present, established trading markets have not yet developed for these securities. Therefore, some stripped securities may be deemed "illiquid." If any Fund holds illiquid stripped securities, the amount it can hold will be subject to its investment policy limiting investments in illiquid securities to 15% of that Fund's assets.

      The Income Funds may also enter into "forward roll" transactions with banks or other buyers that provide for future delivery of the mortgage-backed securities in which the Funds may invest. The Funds' obligation under the forward roll must be covered by segregated liquid assets. The main risk of this investment strategy is risk of default by the counterparty.

      The Income Funds may also invest in asset-backed securities, which are securities that represent fractional undivided interests in pools of consumer loans and trade receivables, similar in structure to the mortgage-backed securities in which the Fund may invest, described above.
 Payments of principal

and interest are passed through to holders of asset-backed securities, such as a Fund, and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or a preference right. The degree of credit enhancement varies, and generally applies to only a fraction of the asset-backed security's par value until exhausted.


Risk Factors. The high yield, lower rated securities in which High Income Fund, Strategic Bond Fund principally invest and in which Bond Fund may invest up to 35% of its total assets are considered speculative and involve greater risk than lower yielding, higher rated fixed-income securities, while providing higher yields than such securities. Lower rated securities may be less liquid, and significant losses could be experienced if a substantial number of other holders of such securities decide to sell at the same time. Other risks may involve the default of the issuer or price changes in the issuer's securities due to changes in the issuer's financial strength or economic conditions. Issuers of lower rated or unrated securities are generally not as financially secure or creditworthy as issuers of higher-rated securities. During an economic downturn, lower rated securities might decline in value more than investment grade securities. These Funds are not obligated to dispose of securities when issuers are in default or if the rating of the security is reduced. These risks are discussed in more detail in the Statement of Additional Information.

Investment Objectives and Policies - Aggressive Growth Fund, Growth Fund, Small Cap Growth Fund, Global Securities Fund, Multiple Strategies Fund and Growth & Income Fund.

Aggressive Growth Fund. In seeking its objective of capital appreciation, Aggressive Growth Fund will emphasize investments in securities of "growth-type" companies. Such companies are believed to have relatively favorable long-term prospects for increasing demand for their goods or services, or to be developing new products, services or markets, and normally retain a relatively larger portion of their earnings for research, development and investment in capital assets. "Growth-type" companies may also include companies developing applications for recent scientific advances. Aggressive Growth Fund may also invest in cyclical industries and in "special situations" that the Manager believes present opportunities for capital growth. "Special situations" are anticipated acquisitions, mergers or other unusual developments which, in the opinion of the Manager, will increase the value of an issuer's securities, regardless of general business conditions or market movements.
There is a risk that the price
of the security may be expected to decline if the anticipated development fails to occur.

Growth Fund. In seeking its objective of capital appreciation, Growth Fund will emphasize investments in securities of well-known and established companies. Such securities generally have a history of earnings and dividends and are issued by seasoned companies (having an operating history of at least five years, including predecessors). Current income is a secondary consideration in the selection of Growth Fund's portfolio securities.

Small Cap Growth Fund. Small Cap Growth Fund seeks capital appreciation as its investment objective. Current income is not an objective. In seeking its objective, Small Cap Growth Fund will emphasize investment in securities considered by the Manager to have appreciation possibilities. Such securities may either be listed on securities exchanges or traded in the over-the-counter markets in both the United States and foreign countries. Small Cap Growth Fund expects a substantial portion of its assets to be invested in over-the-counter securities.


Small Cap Growth Fund emphasizes investment in securities of growth-type issuers, including growth companies in emerging markets, described below, with market capitalization less than $1 billion. Small Cap Growth Fund may continue to hold investments in issuers whose market capitalization grows in excess of $1 billion, and may from time to time invest in companies with market capitalization in excess of $1 billion. Small Cap Growth Fund invests primarily in common stocks or securities having investment characteristics of common stocks (for example, securities convertible into common stocks).


Global Securities Fund. The objective of Global Securities Fund is to seek long-term capital appreciation. Current income is not an objective. In seeking its objective, the Fund will invest a substantial portion of its assets in securities of foreign issuers, "growth-type" companies (those which, in the opinion of the Manager, have relatively favorable long-term prospects for increasing demand for their products or which develop new products and retain a significant part of earnings for research and development), cyclical industries (e.g. base metals, paper and chemicals) and special investment situations which are considered to have appreciation possibilities (e.g., private placements of start-up companies). The Fund may invest without limit in "foreign securities" (as defined below in "Other Investment Techniques and Strategies - Foreign Securities") and thus the relative amount of such investments will change from time to time. It is currently anticipated that Global Securities Fund may invest as much as 80% or more of its total assets in foreign securities. See "Other Investment Techniques and Strategies - Foreign Securities," below, for further discussion as to the possible rewards and risks of investing in foreign securities and as to additional diversification requirements for the Fund's foreign investments.


Multiple Strategies Fund. The objective of Multiple Strategies Fund is to seek a high total investment return, which includes current income as well as capital appreciation in the value of its shares. In seeking that objective, Multiple Strategies Fund may invest in equity securities (including common stocks, preferred stocks, convertible securities and warrants), debt securities (including bonds, high yield securities, participation interests, asset-backed securities, private-label mortgage-backed securities and CMOs, zero coupon securities and U.S. Government obligations, described above under "Investment Objectives and Policies - High Income Fund, Bond Fund and Strategic Bond Fund" and under "Participation Interests" below) and cash and cash equivalents (described above as the types of instruments in which the Money Fund may invest).

      The composition of Multiple Strategies Fund's portfolio among the different types of permitted investments will vary from time to time based upon the Manager's evaluation of economic and market trends and perceived relative total anticipated return from such types of securities. Accordingly, there is neither a minimum nor a maximum percentage of Multiple Strategies Fund's assets that may, at any given time, be invested in any of the types of investments identified above. In the event future economic or financial conditions adversely affect securities, it is expected that Multiple Strategies Fund would assume a defensive position by investing in debt securities (with an emphasis on securities maturing in one year or less from the date of purchase), or cash and cash equivalents.

Growth & Income Fund. The objective of Growth & Income Fund is to seek a high total return, which includes growth in the value of its shares as well as current income from equity and debt securities. In seeking that objective, Growth & Income Fund may invest in equity and debt securities. Its equity investments will include common stocks, preferred stocks, convertible securities and warrants. Its debt securities will include bonds, participation interests, asset-backed securities, private-label mortgage-backed securities and CMOs, zero coupon securities and U.S. government obligations (described above under "Investment Objectives and Policies - High Income Fund, Bond Fund and Strategic Bond Fund" and under "Participation Interests" below) and cash and cash equivalents (described above as the types of instruments in which the Money Fund may invest). From time to time Growth & Income Fund may focus on small to medium capitalization issuers, the securities of which may be subject to greater price volatility than those of larger capitalized issuers.

      The composition of Growth & Income Fund's portfolio among equity and fixed-income investments will vary from time to time based upon the Manager's evaluation of economic and market trends and perceived relative total anticipated return from such types of investments. Accordingly, there is neither a minimum nor a maximum percentage of Growth & Income Fund's assets that may, at any given time, be invested in either type of investment. In the event future economic or financial conditions adversely affect equity securities, it is expected that Growth & Income Fund would assume a defensive position by investing in debt securities (with an emphasis on securities maturing in one year or less from the date of purchase), or cash and cash equivalents.

      o Can the Funds' Investment Objectives and Policies Change? The Funds have investment objectives, described above, as well as investment policies each follows to try to achieve its objectives. Additionally, the Funds use certain investment techniques and strategies in carrying out those investment policies. The Funds' investment policies and techniques are not "fundamental" unless this Prospectus or the Statement of Additional Information says that a particular policy is "fundamental." Each Fund's investment objectives are fundamental policies.

      The Trust's Board of Trustees may change non-fundamental policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies are those that cannot be changed without the approval of a "majority" of the Fund's outstanding voting shares. The term "majority" is defined in the Investment Company Act to be a particular percentage of outstanding voting shares (and this term is explained in the Statement of Additional Information).

Other Investment Techniques and Strategies. Some of the Funds can also use the investment techniques and strategies described below. These techniques involve certain risks. The Statement of Additional Information contains more information about these practices, including limitations on their use that are designed to reduce some of the risks.


      o Borrowing for Leverage.  From time to time,  the Funds (other than Money
Fund) may borrow money from banks to buy securities. The Funds will borrow only if they can do so without putting up assets as security for a loan. This is a speculative investment method known as "leverage." This investing technique may subject a Fund to greater risks and costs than funds that do not borrow. These risks may include the possibility that a Fund's net asset value per share will fluctuate more than funds that don't borrow, since a Fund pays interest on borrowings and interest expense affects a Fund's share price and yield. Borrowing for leverage is subject to regulatory limits described in more detail in "Borrowing" in the Statement of Additional Information. The Funds may also borrow in order to facilitate redemptions. As a matter of fundamental policy, the Funds can borrow only if they maintain a 300% ratio of assets to borrowings at all times in the manner set forth in the Investment Company Act.

      o Investments In Small, Unseasoned Companies. each Each Fund may invest in securities of small, unseasoned companies. These are companies that have been in operation for less than three years, counting the operations of any predecessors. Securities of these companies may have limited liquidity (which means that the Fund may have difficulty selling them at an acceptable price when it wants to) and the prices of these securities may be volatile. It is not currently intended that investments in securities of companies (including predecessors) that have operated less than three years will exceed 5% of the net assets of either Growth Fund or Multiple Strategies Fund. Small Cap Growth Fund intends to invest no more than 20% of its total assets in securities of small, unseasoned issuers. Money Fund, Aggressive Growth Fund, Growth & Income Fund, Global Securities Fund and Strategic Bond Fund are not subject to any such intended limitation.


     o Participation Interests. Strategic Bond Fund, Global Securities Fund, High Income Fund and Multiple Strategies Fund and Growth & Income Fund may acquire participation interests in U.S. dollar-denominated loans that are made to U.S. or foreign companies (the "borrower"). They may be interests in, or assignments of, the loan, and are acquired from the banks or brokers that have made the loan or are members of the lending syndicate. No more than 5% of a Fund's net assets can be invested in participation interests of the same borrower. The Manager has set certain creditworthiness standards for issuers of loan participations, and monitors their creditworthiness. The value of loan participation interests primarily depends upon the creditworthiness of the borrower, and its ability to pay interest and principal. Borrowers may have difficulty making payments. If a borrower fails to make scheduled interest or principal payments, the Fund could experience a decline in the net asset value of its shares. Some borrowers may have senior securities rated as low as "C" by Moody's "D" by Standard & Poor's or "D" by Fitch, but may be deemed acceptable credit risks. Participation interests are subject to each Fund's limitations on investments in illiquid securities. See "Illiquid and Restricted Securities" below.

     o Foreign Securities. Each Fund may purchase "foreign securities" that is, securities of companies organized under the laws of countries other than the United States that are traded on foreign securities exchanges or in the foreign over-the-counter markets, and each Fund other than Money Fund may purchase securities issued by U.S. corporations denominated in non-U.S. currencies. Money Fund may invest in certain dollar-denominated foreign securities which are "Eligible Securities" as described above. Securities of foreign issuers that are represented by American Depository Receipts ("ADRs"), or that are listed on a U.S. securities exchange or are traded in the United States over-the-counter markets are not considered "foreign securities" for this purpose because they are not subject to many of the special considerations and risks (discussed below and in the Statement of Additional Information) that apply to foreign securities traded and held abroad. Each Fund may also invest in debt obligations issued or guaranteed by foreign corporations, certain supranational entities (such as the World Bank) and foreign governments (including political subdivisions having taxing authority) or their agencies or instrumentalities, subject to the investment policies described above. Foreign securities which the Funds may purchase may be denominated in U.S. dollars or in non-U.S. currencies. The Funds may convert U.S. dollars into foreign currency, but only to effect securities transactions and not to hold such currency as an investment, other than in hedging transactions (see "Hedging" below).

      It is currently intended that each Fund (other than Global Securities Fund, Multiple Strategies Fund, Growth & Income Fund or Strategic Bond Fund) will invest no more than 25% of its total assets in foreign securities or in government securities of any foreign country or in obligations of foreign banks. Multiple Strategies Fund will invest no more than 35% of its total assets in foreign securities or in government securities of any foreign country or in obligations of foreign banks. Global Securities Fund, Growth & Income Fund and Strategic Bond Fund have no restrictions on the amount of their assets that may be invested in foreign securities. Investments in securities of issuers in non-industrialized countries generally involve more risk and may be considered highly speculative.

      The Funds intend to comply with the foreign country diversification guidelines of Section 10506 of the California Insurance Code, as follows:
Whenever a Fund's investment in foreign securities exceeds 25% of its net assets, it will invest its assets in securities of issuers located in a minimum of two different foreign countries; this minimum is increased to three foreign countries if foreign investments comprise 40% or more of a Fund's net assets, to four if 60% or more and to five if 80% or more. In addition, no such Fund will have more than 20% of its net assets invested in securities of issuers located in any one foreign country; that limit is increased to 35% for Australia, Canada, France, Japan, the United Kingdom or Germany.

      The percentage of each Fund's assets that will be allocated to foreign securities will vary depending on the relative yields of foreign and U.S. securities, the economies of foreign countries, the condition of their financial markets, the interest rate climate of such countries, and the relationship of such countries' currencies to the U.S. dollar. These factors are judged on the basis of fundamental economic criteria (e.g., relative inflation levels and trends, growth rate forecasts, balance of payments status, and economic policies) as well as technical and political data. Subsequent foreign currency losses may result in a Fund having previously distributed more income in a particular period than was available from investment income, which could result in a return of capital to shareholders. Each such Fund's portfolio of foreign securities may include those of a number of foreign countries or, depending upon market conditions and subject to the above diversification requirements, those of a single country. In summary, foreign securities markets may be less liquid and more volatile than the markets in the U.S. Risks of foreign securities investing may include foreign withholding taxation, changes in currency rates or currency blockage, currency exchange costs, difficulty in obtaining and enforcing judgments against foreign issuers, relatively greater brokerage and custodial costs, risk of expropriation or nationalization of assets, less publicly available information, and differences between domestic and foreign legal, auditing, brokerage and economic standards. See "Investment Objectives and Policies - Foreign Securities" in the Statement of Additional Information for further details.

      o Special Risks of "Emerging Markets". Investments in securities traded in "emerging markets" (which are trading markets that are relatively new in countries with developing economies) involve more risks than foreign securities of more developed countries. Emerging markets may have extended settlement periods for securities transactions so that a Fund might not receive the repayment of principal or income on its investments on a timely basis, which could affect its net asset value. There may be a lack of liquidity for emerging market securities. Interest rates and foreign currency exchange rates may be more volatile. Government limitations on foreign investments may be more likely to be imposed than in more developed countries. Emerging markets may respond in a more volatile manner to economic changes than those of more developed countries.


      o Year 2000 Risks. Because many computer software systems in use today cannot distinguish the year 2000 from the year 1900, the markets for securities in which the Funds invest could be detrimentally affected by computer failures beginning January 1, 2000. Failures of computer systems used for securities trading could result in settlement and liquidity problems for the Funds, and other investments. Data processing errors by corporate and government issuers of securities could result in production problems and economic uncertainties, and those issuers may incur substantial costs in attempting to prevent or fix such errors, all of which could have a negative effect on the Funds' investments and returns.


      o Warrants and Rights. Warrants basically are options to purchase stock at set prices that are valid for a limited period of time. Rights are options to purchase securities, normally granted to current holders by the issuer. Each of the Funds (except Money Fund) may invest up to 5% of its total assets in warrants and rights. That 5% does not apply to warrants and rights that have been acquired as part of units with other securities or that were attached to other securities. For further details about these investments, see "Warrants and Rights" in the Statement of Additional Information.

     o Repurchase Agreements. Each Fund may acquire securities that are subject to repurchase agreements to generate income while providing liquidity. In a repurchase transaction, the Fund buys a security and simultaneously sells it to the vendor for delivery at a future date. Repurchase agreements must be fully collateralized. However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. No Fund will enter into a repurchase agreement that causes more than 15% of its net assets (10% of net assets for Money Fund) to be subject to repurchase agreements having a maturity beyond seven days. There is no limit on the amount of a Fund's net assets that may be subject to repurchase agreements of seven days or less.


      o Illiquid and Restricted Securities. Under the policies and procedures established by the Board of Trustees, the Manager determines the liquidity of certain of a Fund's investments. Investments may be illiquid because of the absence of a trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on resale or cannot be sold publicly until it is registered under the Securities Act of 1933. No Fund will invest more than 15% of its net assets in illiquid or restricted securities (for Money Fund, the limit is 10%; no Fund presently intends to invest more than 10% of its net assets in illiquid or restricted securities). This policy applies to participation interests (other than those with puts exercisable within seven days), bank time deposits, master demand notes and repurchase transactions maturing in more than seven days, over-the-counter ("OTC") options held by any Fund and that portion of assets used to cover such OTC options; it does not apply to certain restricted securities that are eligible for resale to qualified institutional purchasers. The Manager monitors holdings of illiquid and restricted securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.


      o Loans of Portfolio Securities. To attempt to increase its income, each Fund may lend its portfolio securities to brokers, dealers and other financial institutions. Each Fund must receive collateral for such loans. These loans are limited to 25% of a Fund's net assets and are subject to other conditions described in the Statement of Additional Information. The value of securities loaned, if any, is not expected to exceed 5% of the value of a Fund's total assets.

     o "When-Issued" or Delayed Delivery Transactions. Each Fund (except Small Cap Growth Fund) may purchase securities on a "when-issued" basis and may purchase or sell securities on a "delayed delivery" basis. These terms refer to securities that have been created and for which a market exists, but which are not available for immediate delivery. There may be a risk of loss to a Fund if the value of the security changes prior to the settlement date.

      o Hedging. As described below, the Funds (other than Money Fund) may purchase and sell certain kinds of futures contracts, put and call options, forward contracts, and options on futures and broadly-based stock or bond indices, or enter into interest rate swap agreements. These are all referred to as "hedging instruments." The Funds do not use hedging instruments for speculative purposes, and have limits on the use of them, described below. The hedging instruments the Funds may use are described below and in greater detail in "Other Investment Techniques and Strategies" in the Statement of Additional Information. None of the discussion in this section concerning Hedging Instruments applies to Money Fund, which may not use Hedging Instruments.

      The Funds may buy and sell options, futures and forward contracts for a number of purposes. They may do so to try to manage their exposure to the possibility that the prices of their portfolio securities may decline, or to establish a position in the securities market as a temporary substitute for purchasing individual securities. High Income Fund, Bond Fund, Multiple Strategies Fund, Growth & Income Fund, Small Cap Growth Fund and Strategic Bond Fund may do so to try to manage their exposure to changing interest rates. Some of these strategies, such as selling futures, buying puts and writing covered calls, hedge the Funds' portfolios against price fluctuations.

      Other hedging strategies, such as buying futures and call options, tend to increase the Funds' exposure to the securities market. Forward contracts are used to try to manage foreign currency risks on Funds' foreign investments. Foreign currency options are used to try to protect against declines in the dollar value of foreign securities the Funds own, or to protect against an increase in the dollar cost of buying foreign securities. Writing covered call options may also provide income to the Funds for liquidity purposes or to raise cash to distribute to shareholders.

      o Futures. Global Securities Fund, Small Cap Growth Fund, Aggressive Growth Fund, Growth Fund, Multiple Strategies Fund, Growth & Income Fund, Strategic Bond Fund, Bond Fund and High

Income Fund may buy and sell futures contracts that relate to (i) broadly-based securities indices (these are referred to as Stock Index Futures and Bond Index Futures) , (ii) interest rates (these are referred to as Interest Rate Futures) or (iii) foreign currencies. In addition, the Income Funds may buy and sell futures contracts that relate to commodities (these are referred to as Commodity Futures).


      o Put and Call Options. The Funds may buy and sell exchange-traded and over-the-counter put and call options, including index options, securities options, currency options, commodities options, and options on the other types of futures described in "Futures," above. A call or put may be purchased only if, after the purchase, the value of all call and put options held by a Fund will not exceed 5% of the Fund's total assets.

      If a Fund sells (that is, writes) a call option, it must be "covered." That means that the Fund must own the security subject to the call while the call is outstanding, or, for other types of written calls, the Funds must segregate liquid assets to enable it to satisfy its obligations if the call is exercised. Up to 100% of a Fund's total assets may be subject to calls.

      The Funds may buy puts whether or not it holds the underlying investment in the portfolio. If the Fund writes a put, the put must be covered by segregated liquid assets. The Funds will not write puts if more than 50% of the Fund's net assets would have to be segregated to cover put options.

      o Forward Contracts. Forward contracts are foreign currency exchange contracts. They are used to buy or sell foreign currency for future delivery at a fixed price. The Funds (other than Money Fund) use them to "lock-in" the U.S. dollar price of a security denominated in a foreign currency that a Fund has bought or sold, or to protect against losses from changes in the relative values of the U.S. dollar and a foreign currency. Such Funds may also use "cross hedging," where a Fund hedges against changes in currencies other than the currency in which a security it holds is denominated.

     o Interest Rate Swaps. Strategic Bond Fund, High Income Fund, Bond Fund and Growth & Income Fund can also enter into interest rate swap transactions. In an interest rate swap, a Fund and another party exchange their right to receive or their obligation to pay interest on a security. For example, they may swap a right to receive floating rate payments for fixed rate payments. A Fund enters into swaps only on securities it owns. Each of these Funds may not enter into swaps with respect to more than 25% of its total assets. Also, each Fund will segregate liquid assets of any type, including equity and debt securities of any grade to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive, and it will adjust that amount daily, as needed.

      Hedging instruments can be volatile investments and may involve special risks. The use of hedging instruments requires special skills and knowledge of investment techniques that are different from what is required for normal portfolio management. If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce that Fund's return. A Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market for the future or option.

      Options trading involves the payment of premiums and has special tax effects on the Funds. There are also special risks in particular hedging strategies. If a covered call written by a Fund is exercised on a security that has increased in value, that Fund will be required to sell the security at the call price and will not be able to realize any profit if the security has increased in value above the call price. The use of forward contracts may reduce the gain that would otherwise result from a change in the relationship between the U.S. dollar and a foreign currency. To limit its exposure in foreign currency exchange contracts, each Fund limits its exposure to the amount of its assets denominated in the foreign currency. Interest rate swaps are subject to credit risks (if the other party fails to meet its obligations) and also to interest rate risks. The Funds could be obligated to pay more under their swap agreements than they receive under them, as a result of interest rate changes. These risks are described in greater detail in the Statement of Additional Information.

     |X| Derivative Investments. Each Fund (other than Money Fund) can invest in a number of different kinds of "derivative investments." The Funds (other than Money Fund) may use some types of derivatives for hedging purposes, and may invest in others because they offer the potential for increased income and principal value. In general, a "derivative investment" is a specially-designed investment whose performance is linked to the performance of another investment or security, such as an option, future, index or currency. In the broadest sense, derivative investments include exchange-traded options and futures contracts (please refer to "Hedging").

      One risk of investing in derivative investments is that the company issuing the instrument might not pay the amount due on the maturity of the instrument. There is also the risk that the underlying investment or security on which the derivative is based, and the derivative itself may not perform the way the Manager expected it to perform. The performance of derivative investments may also be influenced by interest rate changes in the U.S. and abroad. All of these risks can mean that a Fund will realize less income than expected from its investments, or that it can lose part of the value of its investments, which will affect that Fund's share price. Certain derivative investments held by the Funds may trade in the over-the-counter markets and may be illiquid. If that is the case, the Funds' investment in them will be limited, as discussed in "Illiquid and Restricted Securities."

      The Funds (other than Money Fund) may invest in different types of derivatives. "Index-linked" or "commodity-linked" notes are debt securities of companies that call for interest payments and/or payment on the maturity of the note in different terms than the typical note where the borrower agrees to pay a fixed sum on the maturity of the note. Principal and/or interest payments on an index-linked note depend on the performance of one or more market indices, such as the S & P 500 Index or a weighted index of commodity futures, such as crude oil, gasoline and natural gas. Another derivative investment such Funds may invest in are currency-indexed securities. These are typically short-term or intermediate-term debt securities. Their value at maturity or the interest rates at which they pay income are determined by the change in value of the U.S. dollar against one or more foreign currencies or an index. In some cases, these securities may pay an amount at maturity based on a multiple of the amount of the relative currency movements. This variety of index security offers the potential for greater income but at a greater risk of loss.

      Other derivative investments the Funds (other than Money Fund) may invest in include "debt exchangeable for common stock" of an issuer or "equity-linked debt securities" of an issuer. At maturity, the debt security is exchanged for common stock of the issuer or is payable in an amount based on the price of the issuer's common stock at the time of maturity. In either case there is a risk that the amount payable at maturity will be less than the principal amount of the debt (because the price of the issuer's common stock is not as high as was expected).

     o Portfolio Turnover. A change in the securities held by the Fund is known as "portfolio turnover." The Funds may engage frequently in short-term trading to try to achieve their objectives. High turnover and short-term trading involve correspondingly greater commission expenses and transaction costs for Aggressive Growth Fund, Growth Fund, Multiple Strategies Fund, Growth & Income Fund and Global Securities Fund and to a lesser extent, higher transaction costs for Money Fund, Bond Fund, Strategic Bond Fund and High Income Fund. The "Financial Highlights," above show the portfolio turnover for the past fiscal years for each Fund other than Small Cap Growth Fund, which is not expected to have portfolio turnover in excess of 100% each year.

Other Investment Restrictions

      Each of the Funds has certain investment restrictions which, together with its investment objective, are fundamental policies. Under some of those restrictions, the Funds cannot:

      o with respect to 75% of its total assets, invest in securities (except those of the U.S. Government or its agencies or instrumentalities) of any issuer if immediately thereafter, either (a) more than 5% of that Fund's total assets would be invested in securities of that issuer, or (b) that Fund would then own more than 10% of that issuer's voting securities or 10% in principal amount of the outstanding debt securities of that issuer (the latter limitation on debt securities does not apply to Strategic Bond Fund);

      o lend money except in connection with the acquisition of debt securities which a Fund's investment policies and restrictions permit it to purchase; the Funds may also make loans of portfolio securities (see "Loans of Portfolio Securities");


      o concentrate investments in any particular industry, other than securities of the U.S. Government or its agencies or instrumentalities ; therefore the Funds will not purchase the securities of issuers primarily engaged in the same industry if more than 25% of the total value of that Fund's assets would (in the absence of special circumstances) consist of securities of companies in a single industry; however, there is no limitation as to concentration of investments by (i) Money Fund in obligations issued by domestic banks, foreign branches of domestic banks (if guaranteed by the domestic parent), or savings and loan associations or (ii) Money Fund, Bond Fund and High Income Fund in securities of the U.S. Government or its agencies or instrumentalities.

      Unless the prospectus states that a percentage restriction applies on an ongoing basis, it applies only at the time a Fund makes an investment, and a Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund. Money Fund has separately undertaken to exclude savings and loan associations from the exception to the concentration limitation set forth under the fourth investment restriction listed above. Other investment restrictions are listed in "Investment Restrictions" in the Statement of Additional Information.

      The Trustees of the Trust are required to monitor events to identify any irreconcilable conflicts which may arise between the variable life insurance policies and variable annuity contracts that invest in the Funds. Should any conflict arise which ultimately requires that any substantial amount of assets be withdrawn from any Fund, its operating expenses could increase.


How the Funds are Managed

Organization and History. The Trust was organized in 1984 as a Massachusetts business trust. The Trust is an open-end, diversified management investment company, with an unlimited number of authorized shares of beneficial interest. It consists of ten separate Funds - Money Fund, Bond Fund and Growth Fund, all organized in 1984, High Income Fund, Aggressive Growth Fund and Multiple Strategies Fund, all organized in 1986, Global Securities Fund, organized in 1990, Strategic Bond Fund, organized in 1993, Growth & Income Fund, organized in 1995, and Small Cap Growth Fund, organized in 1998.

      The Trust is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Funds' activities, review performance, and review the actions of the Manager. "Trustees and Officers of the Trust" in the Statement of Additional Information names the Trustees and provides more information about them and the officers of the Trust. Although the Trust will normally not hold annual meetings of its shareholders, it may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Trust's Declaration of Trust.

      The Board of Trustees has the power, without shareholder approval, to divide unissued shares of any or all of the Funds into two or more classes.

The Board has done so, and each Fund currently has two classes of shares, one without a numerical designation and another class of shares, designated as Class
2. Each class of a Fund invests in the same investment portfolio.

Each class of a Fund has its own dividends and distributions and pays certain expenses which may be different for each class. Each class of a Fund may have a different net asset value. Each share has one vote at shareholder meetings, with fractional shares voting proportionally. Only shares of a particular class of a Fund vote as a class on matters that affect that class alone. Shares are freely transferrable. Further information on how shares are voted is set forth in the Statement of Additional Information under "How the Funds are Managed."

The Manager and Its Affiliates. All Funds are managed by the Manager, OppenheimerFunds, Inc., which is responsible for selecting the Funds' investments and handles their day-to-day business. The Manager carries out its duties, subject to the policies established by the Board of Trustees, under Investment Advisory Agreements for each Fund which state the responsibilities of the Manager. The Investment Advisory Agreements set forth the fees paid by each Fund to the Manager, and describe the expenses that each Fund is responsible to pay to conduct its business.

      The Manager has operated as an investment adviser since 1959. As of March 31, 1998, the Manager, including subsidiaries, manages assets in excess of $85 billion, including more than 65 funds with more than 4 million shareholder accounts. The Manager is owned by Oppenheimer Acquisition Corp., a holding company that is owned in part by senior officers of the Manager and controlled by Massachusetts Mutual Life Insurance Company.

      The management services provided to the Funds by the Manager , and the services provided by the Transfer Agent to shareholders, depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because of the way dates are encoded and calculated. That failure could have a negative impact on handling securities trades, pricing and account services. The Manager and Transfer Agent have been actively working on necessary changes to their computer systems to deal with the year 2000 and expect that their systems will be adapted in time for that event, although there cannot be assurance of success. Additionally, because the services they provide depend on the interaction of their computer systems with the computer systems of brokers, information services and other parties, any failure on the part of the computer systems of those third parties to deal with the year 2000 may also have a negative effect on the services provided to the Funds.


      o  Portfolio Managers

The  Portfolio  Manager of the Money Fund is  Dorothy  G.  Warmack.  On May 1,
1996, she became the person principally responsible for the day-to-day management of that Fund's portfolio. During the past five years, she has served as an officer of other Oppenheimer funds.

The Portfolio Manager of High Income Fund is Thomas P. Reedy. He is the person principally responsible for the day-to-day management of the High Income Fund since January 1, 1998. During the past five years Mr. Reedy has served as a portfolio manager and officer of other Oppenheimer funds and formerly served as a Securities Analyst for the Manager.


The Portfolio Manager of Bond Fund, Multiple Strategies Fund and Strategic Bond Fund is David P. Negri, joined by Richard H. Rubinstein for Multiple Strategies Fund and by Arthur P. Steinmetz for Strategic Bond Fund. They are the persons principally responsible for the day-to-day management of those Funds since January 1990, July 1989 (April 1991 for Mr.

Rubinstein) and May 1993, respectively.
During the past five years, Messrs. Steinmetz, Rubinstein and Negri have also served as officers of other Oppenheimer funds.


The Portfolio Manager of Growth Fund is Jane Putnam. She has been the person principally responsible for the day-to-day management of that Fund's portfolio since May 1994. During the past five years, Ms. Putnam has also served as an Associate Portfolio Manager for other Oppenheimer funds and formerly served as a portfolio manager and equity research analyst for Chemical Bank.


The Portfolio Managers of Small Cap Growth Fund are Jay W. Tracey, III and Alan Gilston. They are the persons principally responsible for the day-to-day management of the Fund since May 1998, and have served as portfolio managers and officers of other Oppenheimer funds. During the past five years Mr. Tracey formerly served as a Managing Director of Buckingham Capital Management, prior to which he was a portfolio manager and Vice President of other Oppenheimer funds and a Vice President of the Manager. During the past five years Mr. Gilston has served as a Vice President and portfolio manager for Schroeder Capital Management International, Inc.


The Portfolio Manager of Global Securities Fund is William Wilby. He has been the person principally responsible for the day-to-day management of that Fund's portfolio since December, 1995. During the past five years, Mr. Wilby has also served as an officer and portfolio manager for other Oppenheimer funds, prior to which he was an international investment strategist at Brown Brothers Harriman & Co., and a Managing Director and Portfolio Manager at AIG Global Investors.


The Portfolio Manager of Aggressive Growth Fund is Bruce L. Bartlett. He has been the person principally responsible for the day-to-day management of that Fund's portfolio since April, 1998. During the past five years, Mr. Bartlett has served as portfolio manager and Vice President of other Oppenheimer funds and formerly served as a Vice President and Senior Portfolio Manager at First of America Investment Corp.

The Portfolio Manager of Growth & Income Fund is Michael S. Levine. He has been the person principally responsible for the day-to-day management of that Fund since April, 1998, and shared that responsibility with another portfolio manager from July, 1995 to April, 1998.

During the past five years, Mr. Levine was a portfolio manager and research associate for Amos Securities, Inc., before which he was an analyst for Shearson Lehman Hutton, Inc.

Messrs. Bartlett, Negri, Reedy, Tracey Gilston and Ms. Putnam and Ms. Warmack are Vice Presidents of the Manager, Messrs. Rubinstein, Steinmetz and Wilby are Senior Vice Presidents of the Manager and Mr. Levine is Assistant Vice President of the Manager. Each of the Portfolio Managers named above is also a Vice President of the Trust.

      o Fees and Expenses. The monthly management fee payable to the Manager is computed separately on the net assets of each Fund as of the close of business each day. The management fee rates are as follows: (i) for Money Fund: 0.450% of the first $500 million of average annual net assets, 0.425% of the next $500 million, 0.400% of the next $500 million, and 0.375% of average annual net assets over $1.5 billion; (ii) for Aggressive Growth Fund, Growth Fund, Small Cap Growth Fund, Multiple Strategies Fund, Growth & Income Fund and Global
Securities Fund: 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, and 0.60% of average annual net assets over $800 million; and
(iii) for High Income Fund, Bond Fund and Strategic Bond Fund: 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $200 million, and 0.50% of average annual net assets over $1 billion.


      During the fiscal year ended December 31, 1997, the management fee (computed on an annualized basis as a percentage of the net assets of each of the Funds as of the close of business each day) and the total operating expenses as a percentage of average net assets of each Fund then in existence were as follows:



                                                  Total
                                  Management      Operating
                                  Fees            Expenses(1)
-------------------------------------------------------------------------------

Money Fund                        0.45%         0.48%

--------------------------------------------------------------------------------
High Income Fund                  0.75%           0.82%
--------------------------------------------------------------------------------
Bond Fund                         0.73%           0.78%
-------------------------------------------------------------------------------
Strategic Bond Fund               0.75%           0.83%
-------------------------------------------------------------------------------
Aggressive Growth Fund            0.71%           0.73%
-------------------------------------------------------------------------------
Growth Fund                       0.73%           0.75%
-------------------------------------------------------------------------------
Global Securities Fund            0.70%           0.76%
-------------------------------------------------------------------------------
Multiple Strategies Fund          0.72%           0.75%
--------------------------------------------------------------------------------
Growth & Income Fund              0.75%           0.83%

--------------------
(1) This table does not reflect expenses that apply at the separate account level or to related insurance products, or the fees or expenses of Small Cap Growth Fund, which had not yet commenced operations.

     The Funds pay expenses related to their daily operations, such as custodian fees, Trustees' fees, transfer agency fees, legal and auditing costs. Those expenses are paid out of the Funds' assets and are not paid directly by shareholders. However, those expenses reduce the net asset value of shares, and therefore are indirectly borne by shareholders through their investment. More information about the Investment Advisory Agreements is contained in the Statement of Additional Information.

     There is also information about the Funds' brokerage policies and practices in "Brokerage Policies of the Funds" in the Statement of Additional Information. That section discusses how brokers and dealers are selected for the Funds' portfolio transactions. When deciding which brokers to use, the Manager is permitted by the Investment Advisory Agreements to consider whether brokers have sold shares of the Funds or any other funds for which the Manager serves as investment adviser.


     o The Distributor. Each Fund's Class 2 shares are sold to insurance company separate account sponsors and their affiliates that have a participation agreement with OppenheimerFunds Distributor, Inc. (the "Distributor"), a subsidiary of the Manager that acts as the Distributor of the Funds' Class 2 shares. The Distributor also distributes shares of the other Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.


     o  Shareholder   Inquiries.   Inquiries  by   policyowners   for  Account
information are to be directed to the insurance company issuing the Account at the address or telephone number shown in the accompanying Account Prospectus.

Performance of the Funds

Explanation of Performance Terminology. Money Fund uses the term "yield" to illustrate its performance. High Income Fund, Bond Fund and Strategic Bond Fund use the terms "yield," "total return," and "average annual total return" to illustrate performance. All the Funds, except Money Fund, use the terms "average annual total return" and "total return" to illustrate their performance. This performance information may be useful to help you see how well your investment has done and to compare it to other funds or market indices, as we have done below.

     It is important to understand that the Funds' total returns and yields represent past performance and should not be considered to be predictions of future returns or performance. This performance data is described below, but more detailed information about how total returns and yields are calculated is contained in the Statement of Additional Information, which also contains information about other ways to measure and compare the Funds' performance. Each Fund's investment performance will vary over time, depending on market conditions, the composition of the portfolio and expenses.

     o Yields. Money Fund's "yield" is the income generated by an investment in that Fund over a seven-day period, which is then "annualized." In annualizing, the amount of income generated by the investment during that seven days is assumed to be generated each week over a 52-week period, and is shown as a percentage of the investment. The compounded "effective yield" is calculated similarly, but the annualized income earned by an investment in Money Fund is assumed to be reinvested. The compounded effective yield will therefore be
slightly   higher  than  the  yield   because  of  the  effect  of  the  assumed
reinvestment.

     Yield for High Income Fund, Strategic Bond Fund or Bond Fund will be computed in a standardized manner for mutual funds, by dividing that Fund's net investment income per share earned during a 30-day base period by the maximum offering price (equal to the net asset value) per share on the last day of the period. This yield calculation is compounded on a semi-annual basis, and multiplied by 2 to provide an annualized yield. The Statement of Additional Information describes a dividend yield and a distribution return that may also be quoted for these Funds.


     o Total Returns. There are different types of total returns used to measure each Fund's performance. Total return is the change in value of a hypothetical investment in a Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares. The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show the Funds' actual year-by-year performance. How Have the Funds Performed? Below is a discussion by the Manager of the Funds' performance during their last fiscal year ended December 31, 1997 followed by a graphical comparison of each Fund's performance, except Money Fund, to an appropriate broad-based market index. No performance information or index comparisons are shown for Small Cap Growth Fund, which did not commence operations until 1998.

Management's Discussion of Performance. During the Funds' fiscal year ended December 31, 1997, the U.S. bond markets and the equity markets experienced overall substantial growth in response to declines in interest rates and strong corporate profits in the face of slower economic growth. These positive market factors contributed to Fund performance, as did particular investment strategies and overall portfolio allocations of each of the Funds. Investments in foreign securities contributed far less to Fund performance, due to substantial volatility, especially in several Southeast Asian markets, largely in reaction to currency devaluations. During the fiscal year ended December 31, 1997, the Manager emphasized the following investment strategies and overall portfolio allocations and techniques in the individual Funds. The portfolio holdings, allocations and strategies of each of the Funds are subject to change.

     High Income Fund emphasized lower rated corporate bonds in telecommunications companies, cable operators and financial services industries, which were expected to benefit from deregulation. Foreign bond positions were primarily in emerging markets, particularly in Latin America. The Fund invested to a lesser degree in domestic preferred stocks.

     Bond Fund emphasized investments in cable operators, media and commercial banking industries, due to the same expectation concerning deregulation. The Fund also took a substantial position in commercial private mortgage securities, representing pools of mortgages on hotels, shopping malls, apartment buildings and other enterprises.

     Aggressive Growth Fund emphasized investments in small and medium-sized companies with new products and services. Its largest sector allocation was in the technology sector, followed by consumer noncyclical companies, industrial companies and financial services.

     Growth Fund emphasized large cap stocks believed to be selling at below-average valuations with above-average earnings growth. It emphasized investments in high-growth sectors such as financial services and technology companies, followed by consumer products.

     Multiple Strategies Fund's equity and fixed-income investments were broadly diversified among sectors. The Fund's largest sectors were technology and finance. In addition to domestic banks, the Fund's large equity holdings included banks in Switzerland, Italy, France and Germany, expected to benefit from improved efficiency. Its fixed-income investments included U.S. Treasury securities and high-yield corporate bonds issued in the U.S. and foreign bonds issued in developed and emerging countries.

     Growth  &  Income  Fund's  portfolio  included  substantial   positions  in
financial stocks expected to benefit from consolidation and strong fundamentals, and technology companies with promising products.

     Global Securities Fund sought to avoid the volatility mentioned above in certain foreign markets, by seeking capital appreciation from U.S. companies, and to a lesser extent from companies in developed European countries. Its largest sector allocations were to financial services, technology companies and consumer products companies.

     Strategic Bond Fund's allocation to high-yield corporate bonds performed particularly well, due to strong performance by telecommunications companies, cable operators and financial services companies. The Fund also maintained a substantial allocation to U.S. Government securities and to foreign fixed-income securities from developed and emerging markets.

     o Comparing each Fund's Performance to the Market. The charts below show the performance of hypothetical $10,000 investments in each Fund (except for Money Fund and Small Cap Growth Fund) held until December 31, 1997. Performance information does not reflect charges that apply to separate accounts investing in the Funds and is not restated to reflect the increased management fee rates that took effect September 1, 1994. If these charges and expenses were taken into account, performance would be lower.

High Income Fund's performance is compared to the performance of the Merrill Lynch High Yield Master Index, an unmanaged index of fixed-rate, coupon-bearing bonds with an outstanding par which is greater than or equal to $100 million, a maturity range greater than or equal to one year and a credit rating which must be rated lower than BBB/Baa3 (by Standard & Poor's or Moody's, respectively) but higher than C/D (bonds in default). This index is used as a measure of the performance of the high-yield corporate bond market - the market in which High Income Fund principally invests.

Bond Fund's performance is compared to the performance of the Lehman Brothers Corporate Bond Index, which is an unmanaged index of publicly-issued non-convertible investment grade corporate debt of U.S. issuers, widely recognized as a measure of the U.S. fixed-rate corporate bond market.

The performance of Aggressive Growth Fund, Growth Fund and Growth & Income Fund is compared to the performance of the S&P 500 Index, a broad-based index of equity securities widely regarded as a general measurement of the performance of the U.S. equity securities market.

Multiple Strategies Fund's performance is compared to the S&P 500 Index and the Lehman Brothers Aggregate Bond Index, a broad-based, unmanaged index of U.S. corporate bond issues, U.S. Government securities and mortgage-backed securities, widely recognized as a measure of the performance of the domestic debt securities market.

Global Securities Fund's performance is compared to the Morgan Stanley World Index, an unmanaged index of issuers listed on the stock exchanges of 20 foreign countries and the U.S., and is widely recognized as a measure of global stock market performance.

Strategic Bond Fund's performance is compared to the Lehman Brothers Aggregate Bond Index and the Salomon Brothers World Government Bond Index. The Salomon Brothers World Government Bond Index is an unmanaged index of fixed-rate bonds having a maturity of one year or more, and is widely recognized as a benchmark of fixed income performance on a world-wide basis.


     Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data below shows the effect of taxes. Also, a Fund's performance reflects the effect of that Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for a Fund's performance, it must be noted that the Fund's investments are not limited to the securities in the one index. Moreover, the index performance data does not reflect any assessment of the risk of the investments included in the index. The average annual total returns shown below each graph show the average rate of return of a hypothetical investment in a Fund over a stated period, assuming that all dividends and capital gains distributions are invested in additional shares.


Comparison of Change in Value of $10,000 Hypothetical Investments in High Income Fund Versus Merrill Lynch High Yield Master Index [Graph comparing total return of High Income Fund shares to performance of Merrill Lynch High Yield
Master Index]


Average Annual Total Return at 12/31/97

             1 year           5 year      10 year
             12.21%           13.75%      14.32%



Total returns and the ending account value in the graph show change in share value and include reinvestment of all dividends and capital gains distributions.


Past performance is not predictive of future performance.

Graphs are not drawn to same scale.


Comparison of Change in Value of $10,000 Hypothetical Investments in Bond Fund Versus Lehman
Brothers Corporate Bond Index

[Graph comparing total return of Bond Fund shares to performance of Lehman Brothers Corporate Bond
Index]


Average Annual Total Returns at 12/31/97

             1 year           5 year      10 year
             9.25%            8.23%       9.50%



Total returns and the ending account value in the graph show change in share value and include reinvestment of all dividends and capital gains distributions.

Past performance is not predictive of future performance.

Graphs are not drawn to same scale.


Comparison  of  Change  in  Value  of  $10,000  Hypothetical   Investments  in
Aggressive Growth Fund
Versus S&P 500 Index

[Graph comparing total return of Aggressive Growth Fund shares to performance of S&P 500 Index]


Average Annual Total Returns at 12/31/97

             1 year           5 year      10 year
             11.67%           15.92%      16.23%



Total returns and the ending account value in the graph show change in share value and include reinvestment of all dividends and capital gains distributions.

Past performance is not predictive of future performance.

Graphs are not drawn to same scale.


Comparison of Change in Value of $10,000 Hypothetical Investments in Growth Fund Versus S&P 500
Index

[Graph comparing total return of Growth Fund shares to performance of S&P 500 Index]


Average Annual Total Returns at 12/31/97

             1 year           5 years     10 Years
             26.68%           18.61%      16.67%



Total returns and the ending account value in the graph show change in share value and reflect reinvestment of all dividends and capital gains distributions.

Past performance is not predictive of future performance.

Graphs are not drawn to same scale.

Comparison of Change in Value of $10,000 Hypothetical Investments in Multiple Strategies Fund
Versus S&P 500 Index and Lehman Brothers Aggregate Bond Index

[Graph comparing total return of Multiple Strategies Fund shares to performance of S&P 500 Index and Lehman Brothers Aggregate Bond Index]


Average Annual Total Returns at 12/31/97

             1 year           5 years     10 years
             17.22%           13.31%      12.74%


Total returns and the ending account value in the graph show change in share value and reflect reinvestment of all dividends and capital gains distributions. Past performance is not predictive of future performance.

Graphs are not drawn to same scale.

Comparison of Change in Value of $10,000 Hypothetical Investments in Global Securities Fund Versus
Morgan Stanley World Index

[Graph comparing total return of Global Securities Fund shares to performance of Morgan Stanley
World Index]


Average Annual Total Returns at 12/31/97

             1 year      5 years          Life of Fund (1)
             22.42%      18.81%           12.26%



Total returns and the ending account value in the graph show change in share value and reflect reinvestment of all dividends and capital gains distributions. The performance information in the graph for the Morgan Stanley World Index begins on 10/31/90. (1) The inception date of the Fund was 11/12/90. Past performance is not predictive of future performance. Graphs are not drawn to same scale.

Comparison  of  Change  in  Value  of  $10,000  Hypothetical   Investments  in
Strategic Bond Fund Versus
Lehman Brothers Aggregate Bond Index and Salomon Brothers World Government Bond Index

[Graph comparing total return of Strategic Bond Fund to performance of Lehman Brothers Aggregate
Bond Index and Salomon Brothers World Government Bond Index]


Average Annual Total Returns at 12/31/97

             1 year           Life of Fund (1)
             8.71%            7.64%


--------------
Total returns and the ending account value in the graph show change in share value and reflect reinvestment of all dividends and capital gains distributions. The performance information in the graph for the Lehman Brothers Aggregate Bond Index and the Salomon Brothers World Government Bond Index begins on 4/30/93.
(1) The inception date of the Fund was 5/3/93. Past performance is not predictive of future performance. Graphs are not drawn to same scale.

Comparison of Change in Value of $10,000 Hypothetical Investments in Growth & Income Fund Versus
S&P 500 Index

[Graph  comparing  total return of Growth & Income Fund to  performance of S&P
500]



Cumulative Total Return at 12/31/97

         1 year               Life of Fund (1)
         32.48%               37.24%



-------------------------
Total returns and the ending account value in the graph show change in share value and reflect reinvestment of all dividends and capital gains distributions. The performance information in the graph for the S&P 500 Index begins on 6/30/95. (1) The inception date of the Fund was 7/5/95. Past performance is not predictive of future performance. Graphs are not drawn to same scale.




ABOUT YOUR ACCOUNT

How to Buy Shares

     Shares of each Fund are offered for purchase by Accounts as an investment medium for variable life insurance policies and variable annuity contracts and other insurance company separate accounts, as described in the accompanying Account Prospectus. The sale of shares will be suspended during any period when the determination of net asset value is suspended and may be suspended by the Board of Trustees whenever the Board judges it in that Fund's best interest to do so. Shares of each Fund are offered at their respective offering price, which (as used in this Prospectus and the Statement of Additional Information) is net asset value (without sales charge).


     All purchase orders are processed at the offering price next determined after receipt by the Trust of a purchase order in proper form. The offering price (and net asset value)

is determined as of the close
of The New York Stock Exchange, which is normally 4:00 P.M., New York time, but may be earlier on some days. Net asset value per share of each Fund is determined by dividing the value of that Fund's net assets by the number of its shares outstanding. The Board of Trustees has established procedures for valuing each Fund's securities. In general, those valuations are based on market value. Under Rule 2a-7, the amortized cost method is used to value Money Fund's net asset value per share, which is expected to remain fixed at $1.00 per share except under extraordinary circumstances; there can be no assurance that Money Fund's net asset value will not vary. Further details are in "About Your Account-How to Buy Shares - Money Fund Net Asset Valuation" in the Statement of Additional Information.


     The Trust has authorized the Distributor, certain insurance companies, broker-dealers and agents or intermediaries designated by the Trust or the Distributor to accept orders for purchase and redemption of shares. In most cases, to enable you to receive that day's offering or redemption price, the Distributor or its designated agent must receive your order by the time of day The New York Stock Exchange closes, which is normally 4:00 P.M., New York time, but may be earlier on some days.


How to Sell Shares


     Payment for shares tendered by an Account for redemption is made ordinarily in cash and forwarded within seven days after receipt by the Trust's transfer agent, OppenheimerFunds Services (the "Transfer Agent"), of redemption instructions in proper form, except under unusual circumstances as determined by the SEC. The Trust understands that payment to the Account owner will be made in accordance with the terms of the accompanying Account Prospectus. The redemption price will be the net asset value next determined after the receipt by the Transfer Agent (or its authorized agent) of a request in proper form. The market value of the securities in the portfolios of the Funds is subject to daily fluctuations and the net asset value of the Funds' shares (other than shares of the Money Fund) will fluctuate accordingly. Therefore, the redemption value may be more or less than the investor's cost.

Classes of Shares. The Funds offer investors two different classes of shares, one without numerical designation and the other numerically designated as Class 2 shares. The different classes of shares represent investments in the same portfolio of securities of a Fund but may be subject to different expenses and except for Money Fund, will likely have different share prices.

     |X| Service Plan for Class 2 Shares. The Trust has adopted Service Plans for Class 2 shares of each Fund to compensate the Distributor in connection with the personal services and maintenance of accounts that hold Class 2 shares. Reimbursement is made quarterly at an annual rate that may not exceed 0.25% of the average annual net assets (currently set at 0.10% of the average annual net assets) of Class 2 shares of each Fund. The Trust's Board of Trustees may raise the payment level up to 0.25% of average net assets of Class 2 shares without advance notice or shareholder approval. The Distributor uses all of those fees to reimburse insurance company separate account sponsors quarterly for providing personal services to Account owners and maintenance of Account owners' accounts that hold Class 2 shares and to reimburse itself (if the Trust's Board of Trustees authorizes such reimbursements, which it has not yet done) for its other expenditures under the Plan.

     Services to be provided include, among other things, answering Account owner inquiries about the Funds, assisting in establishing and maintaining accounts holding Class 2 shares and providing other services at the request of the Trust or the Distributor. Payments are made by the Distributor quarterly at an annual rate not to exceed 0.25% of the average annual net assets of Class 2 shares held in accounts of the insurance company separate account sponsors. The payments under the Plan increase the annual expenses of Class 2 shares. For more details, please refer to "Service Plans" in the Statement of Additional Information.

         This prospectus may not be used to offer or sell Class 2 shares. Accordingly, it does not include a description of the Service Plans that only affect Class 2 shares of each Fund and the holders of such shares. An alternative version of the Trust's prospectus that includes such disclosure may be obtained without charge whenever Class 2 shares are offered, by contacting any insurance sponsor offering Class 2 shares of the Funds, or by contacting the Distributor, which may be reached at 1-800- 525-7048.


Dividends, Capital Gains And Taxes

Dividends of Money Fund. The Trust intends to declare Money Fund's dividends from its net investment income on each day the New York Stock Exchange is open for business. Such dividends will be payable on shares held of record at the time of the previous determination of net asset value. Daily dividends accrued since the prior dividend payment will be paid to shareholders monthly as of a date selected by the Board of Trustees. Money Fund's net income for dividend purposes consists of all interest income accrued on portfolio assets, less all expenses of that Fund for such period. Accrued market discount is included in interest income; amortized market premium is treated as an expense. Although distributions from net realized gains on securities, if any, will be paid at least once each year, and may be made more frequently, Money Fund does not expect to realize long-term capital gains, and therefore does not contemplate payment of any capital gains distribution. Distributions from net realized gains will not be distributed unless Money Fund's capital loss carry forwards, if any, have been used or have expired. Money Fund seeks to maintain a net asset value of $1.00 per share for purchases and redemptions. To effect this policy, under certain circumstances the Money Fund may withhold dividends or make distributions from capital or capital gains (see "Money Fund Net Asset Valuation" in the Statement of Additional Information).


Dividends and Distributions of High Income Fund, Bond Fund, Strategic Bond Fund, Growth & Income Fund , Multiple Strategies Fund,

Aggressive Growth Fund, Growth Fund, Small Cap Growth Fund and Global Securities Fund. The Trust intends to declare dividends on an annual basis for all Funds other than Money Fund.

Capital Gains. Any Fund (other than Money Fund) may make a supplemental distribution annually in December out of any net short-term or long-term capital gains derived from the sale of securities, premiums from expired calls written by the Fund, and net profits from hedging transactions. Each such Fund may also make a supplemental distribution of capital gains and ordinary income following the end of its fiscal year. All dividends and capital gains distributions paid on shares of any of the Funds are automatically reinvested in additional shares of that Fund at net asset value determined on the distribution date. There are no fixed dividend rates and there can be no assurance as to payment of any dividends or the realization of any capital gains.

Tax Treatment to the Account As Shareholder. Dividends paid by each Fund from its ordinary income and distributions of each Fund's net realized short-term or long-term capital gains are includable in gross income of the Accounts holding such shares. The tax treatment of such dividends and distributions depends on the tax status of that Account.

Tax Status of the Funds. If the Funds qualify as "regulated investment companies" under the Internal Revenue Code, the Trust will not be liable for Federal income taxes on amounts paid as dividends and distributions from any of the Funds. The Funds did qualify during their last fiscal year and the Trust intends that they will qualify in current and future years. However, the Code contains a number of complex tests relating to qualification which any Fund might not meet in any particular year. If any Fund does not so qualify, it would be treated for tax purposes as an ordinary corporation and would receive no tax deduction for payments made to shareholders of that Fund. The above discussion relates solely to Federal tax laws. This discussion is not exhaustive and a qualified tax adviser should be consulted.

APPENDIX A - DESCRIPTION OF TERMS

Some of the terms used in the Prospectus and the Statement of Additional Information are described below:

Bank obligations include certificates of deposit which are negotiable certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually 14 days to one year) at a stated interest rate. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer; these instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Bank notes are short-term direct credit obligations of the issuing bank or bank holding company.

Commercial paper consists of short-term (usually 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. Variable rate master demand notes are obligations that permit the investment of fluctuating amounts at varying rates of interest pursuant to direct arrangement between the holder and the borrower. The holder has the right to increase the amount under the note at any time up to the face amount, or to decrease the amount borrowed, and the borrower may repay up to the face amount of the note without penalty.


Guarantee means an unconditional obligation of a person other than the issuer of the security to undertake to pay, upon presentment by the holder of the guarantee (if required), the principal amount of the underlying security plus accrued interest when due or upon default, or, in the case of an Unconditional Demand Feature (as defined in Rule 2a-7), an obligation that entitles the holder to receive upon exercise the approximate amortized cost of the underlying security or securities, plus accrued interest, if any. A guarantee includes a letter of credit, financial guaranty (bond) insurance, and an Unconditional Demand Feature (other than an Unconditional Demand Feature provided by the issuer of the security).


Corporate obligations are bonds and notes issued by corporations and other business organizations, including business trusts, in order to finance their long-term credit needs.

Letters of credit are obligations by the issuer (a bank or other person) to honor drafts or other demands for payment upon compliance with specified conditions.

Securities issued or guaranteed by the United States Government or its agencies or instrumentalities include issues of the United States Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities established under the authority of an act of Congress. Such agencies and instrumentalities include, but are not limited to, Bank for Cooperatives, Federal Financing Bank, Federal Home Loan Bank, Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association and Tennessee Valley Authority. Issues of the United States Treasury are direct obligations of the United States Government. Issues of agencies or instrumentalities are (i) guaranteed by the United States Treasury, or (ii) supported by the issuing agency's or instrumentality's right to borrow from the United States Treasury, or (iii) supported by the issuing agency's or instrumentality's own credit.

APPENDIX B - DESCRIPTION OF SECURITIES RATINGS

This is a description of (i) the two highest rating categories for Short Term Debt and Long Term Debt by the Rating Organizations referred to under "Investment Objectives and Policies -- Money Fund", and (ii) additional rating categories that apply principally to investments by High Income Fund, Strategic Bond Fund and Bond Fund. The rating descriptions are based on information supplied by the Rating Organizations to subscribers.

Short Term Debt Ratings.

Moody's Investors Service, Inc. ("Moody's"): The following rating designations for commercial paper (defined by Moody's as promissory obligations not having original maturity in excess of nine months), are judged by Moody's to be investment grade, and indicate the relative repayment capacity of rated issuers:

Prime-1: Superior capacity for repayment. Capacity will normally be evidenced by the following characteristics: (a) leveling market positions in well-established industries; (b) high rates of return on funds employed; (c) conservative capitalization structures with moderate reliance on debt and ample asset protection; (d) broad margins in earning coverage of fixed financial charges and high internal cash generation; and (e) well established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2: Strong capacity for repayment. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard & Poor's Corporation ("S&P"): The following ratings by S&P for commercial paper (defined by S&P as debt having an original maturity of no more than 365 days) assess the likelihood of payment:

A-1: Strong capacity for timely payment. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Satisfactory capacity for timely payment. However, the relative degree of safety is not as high as for issues designated "A-1".

Fitch  Investors  Service,   Inc.  ("Fitch"):   Fitch  assigns  the  following
short-term ratings to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes:

F-1+: Exceptionally strong credit quality; the strongest degree of assurance for timely payment.

F-1: Very strong credit quality; assurance of timely payment is only slightly less in degree than issues rated "F-1+".

F-2: Good credit quality; satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" or "F-1" ratings.

Duff & Phelps, Inc. ("Duff & Phelps"): The following ratings are for commercial paper (defined by Duff & Phelps as obligations with maturities, when issued, of under one year), asset-backed commercial paper, and certificates of deposit (the ratings cover all obligations of the institution with maturities, when issued, of under one year, including bankers' acceptance and letters of credit):

Duff 1+: Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S.
Treasury short-term obligations.

Duff 1: Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

Duff 1-: High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

Duff 2: Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

IBCA Limited or its affiliate IBCA Inc. ("IBCA"): Short-term ratings, including commercial paper (with maturities up to 12 months), are as follows:

A1+:  Obligations supported by the highest capacity for timely repayment.

A1: Obligations supported by a very strong capacity for timely repayment.

A2: Obligations supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic, or financial conditions.

Thomson  BankWatch,  Inc. ("TBW"):  The following  short-term ratings apply to
commercial  paper,  certificates  of  deposit,   unsecured  notes,  and  other
securities having a maturity of one year or less.
TBW-1: The highest category; indicates the degree of safety regarding timely repayment of principal and interest is very strong.

TBW-2: The second highest rating category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

Long Term Debt Ratings.

These rating categories apply principally to investments by High Income Fund, Strategic Bond Fund and Bond Fund. For Money Fund only, the two highest rating categories of each Rating Organization are relevant for securities purchased with a remaining maturity of 397 days or less, or for rating issuers of short-term obligations.

Moody's:  Bonds (including municipal bonds) are rated as follows:

Aaa: Judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong positions of such issues.

Aa: Judged to be of high quality by all standards. Together with the "Aaa" group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

A: Possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.

Ba: Judged to have speculative elements; their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate and not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds rated "B" generally lack characteristics of desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Of poor standing and may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Represent obligations which are speculative in a high degree and are often in default or have other marked shortcomings.

C: Bonds rated "C" can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers "1", "2" and "3" in each generic rating classification from "Aa" through "B" in its corporate bond rating system. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor's:  Bonds are rated as follows:

AAA: The highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA: A strong capacity to pay interest and repay principal and differ from "AAA" rated issues only in small degree.

A: Have a strong capacity to pay principal and interest, although they are somewhat more susceptible to adverse effects of change in circumstances and economic conditions.


BBB: Regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this capacity than for bonds in the "A" category.

BB, B, CCC, CC: Regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and"CC" the highest degree. While such bonds will likely have some equality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C, D: Bonds on which no interest is being paid are rated "C." Bonds rated "D" are in default and payment of interest and/or repayment of principal is in arrears.

Fitch

Investment Grade Bond Ratings

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Speculative Grade Bond Ratings

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements. B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflect the obligor's limited margin of safety and the need for reasonable business and economic activity through out the life of the issue.

CCC: Bonds have certain identifiable  characteristics  which, if not remedied,
may  lead  to   default.   The  ability  to  meet   obligations   requires  an
advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD and D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.


Plus (+) Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA," "DDD," "DD," or "D" categories.


Duff & Phelps:

AAA: The highest credit quality. The risk factors are negligible, being only slightly more than the risk-free U.S. Treasury debt.

AA: High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions. Plus (+) and minus (-) signs are used in the "AA" category to indicate the relative position of a credit within that category.

IBCA: Long-term obligations (with maturities of more than 12 months) are rated as follows:

AAA: The lowest expectation for investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic, or financial conditions are unlikely to increase investment risks significantly.

AA:  A  very  low  expectation  for  investment  risk.   Capacity  for  timely
repayment of principal and interest is substantial. Adverse changes in business, economic, or financial conditions may increase investment risk albeit not very significantly.

A plus (+) or minus (-) sign may be appended to a long term rating to denote relative status within a rating category.

TBW: TBW issues the following ratings for companies. These ratings assess the likelihood of receiving payment of principal and interest on a timely basis and incorporate TBW's opinion as to the vulnerability of the company to adverse developments, which may impact the market's perception of the company, thereby affecting the marketability of its securities. A: Possesses an exceptionally strong balance sheet and earnings record, translating into an excellent reputation and unquestioned access to its natural money markets. If weakness or vulnerability exists in any aspect of the company's business, it is entirely mitigated by the strengths of the organization.

A/B: The company is financially very solid with a favorable track record and no readily apparent weakness. Its overall risk profile, while low, it not quite as favorable as for companies in the highest rating category.

                            APPENDIX TO PROSPECTUS

     Graphic  material  included in Prospectus of Oppenheimer  Variable  Account
Funds: "Comparison of Total Return of Oppenheimer Variable Account Funds with Broad-Based Indices - Changes in Value of a $10,000 Hypothetical Investment"

      Linear graphs will be included in the Prospectus of Oppenheimer Variable Account Funds (the "Funds") depicting the initial account value and subsequent account value of a hypothetical $10,000 investment in shares of the Funds for the life of each Fund (except Oppenheimer Money Fund) and comparing such values with the same investments over the same time periods in Broad-Based Indices. Set forth below are the relevant data points that will appear on the linear graphs. Additional information with respect to the foregoing, including a description of the Broad-Based Indices, is set forth in the Prospectus under "How Have the Funds Performed? - Management's Discussion of Performance."

                                          Merrill Lynch

Fiscal                                    High Yield
Year Ended        High Income Fund        Master Index
----------        ----------------        ------------
12/31/87          10,000                  10,000
12/31/88          11,558                  11,347
12/31/89          12,118                  11,818
12/31/90          12,681                  11,313
12/31/91          16,981                  15,225
12/31/92          20,025                  17,989
12/31/93          25,298                  21,081
12/31/94          24,495                  20,829
12/31/95          29,483                  24,984
12/31/96          33,981                  27,748
12/31/97          38,132                  31,307

                                          Lehman
                                          Brothers
Fiscal                                    Corporate
Year Ended        Bond Fund               Bond Index
----------        ---------               ----------
12/31/87          10,000                  10,000
12/31/88          10,897                  10,922
12/31/89          12,348                  12,461
12/31/90          13,326                  13,340
12/31/91          15,675                  15,809
12/31/92          16,694                  17,183
12/31/93          18,872                  19,272
12/31/94          18,506                  18,514
12/31/95          21,651                  22,632
12/31/96          22,689                  23,376
12/31/97          24,789                  25,768

Fiscal                    Aggressive
Year Ended                Growth Fund    S&P 500 Index
----------        -------------------------------------
12/31/87          10,000                  10,000
12/31/88          11,341                  11,656
12/31/89          14,469                  15,343
12/31/90          12,035                  14,866
12/31/91          18,619                  19,386
12/31/92          21,491                  20,861
12/31/93          27,362                  22,958
12/31/94          25,285                  23,261
12/31/95          33,507                  31,991
12/31/96          40,286                  39,331
12/31/97          44,987                  52,449


Fiscal

Year Ended        Growth Fund             S&P 500 Index
----------        -----------             -------------
12/31/87          10,000                  10,000
12/31/88          12,210                  11,656
12/31/89          15,089                  15,343
12/31/90          13,849                  14,866
12/31/91          17,387                  19,386
12/31/92          19,913                  20,861
12/31/93          21,357                  22,958
12/31/94          21,564                  23,261
12/31/95          29,468                  31,991
12/31/96          36,895                  39,331
12/31/97          46,739                  52,449


                                     Lehman
Brothers

Fiscal            Multiple                                       Aggregate
Year Ended        Strategies Fund         S&P 500 Index          Bond Index
----------        ---------------         -------------          ----------
12/31/87          10,000                  10,000                 10,000
12/31/88          12,215                  11,656                 10,789
12/31/89          14,139                  15,343                 12,356
12/31/90          13,870                  14,866                 13,463
12/31/91          16,294                  19,386                 15,618
12/31/92          17,758                  20,.861                16,774
12/31/93          20,591                  22,958                 18,409
12/31/94          20,190                  23,261                 17,872
12/31/95          24,502                  31,991                 21,174
12/31/96          28,300                  39,331                 21,943
12/31/97          33,172                  52,449                 24,061



Fiscal            Global                  Morgan Stanley
Year Ended        Securities Fund         World Index
----------        ---------------         -----------
11/12/90(1)       10,000                  10,000
12/31/90          10,040                  10,046
12/31/91          10,380                  11,951
12/31/92           9,642                  11,394
12/31/93          16,424                  14,029
12/31/94          15,483                  14,812
12/31/95          15,830                  17,970
12/31/96          18,648                  20,485
12/31/97          22,829                  23,809


                                          Lehman            Solomon
                                          Brothers          Brothers World
Fiscal            Strategic               Aggregate         Government
Year Ended        Bond Fund               Bond Index        Bond Index
----------        ---------               ----------        ----------
05/03/93(1)       10,000                  10,000            10,000
12/31/93          10,425                  10,466            10,531
12/31/94          10,031                  10,161            10,776
12/31/95          11,569                  12,038            12,828
12/31/96          12,965                  12,475            13,294
12/31/97          14,094                  13,680            13,326


-----------------------
(1)  Commencement of operations.



Fiscal            Growth &                S&P
Year Ended        Income Fund             500 Index


07/05/95(1)       10,000                  10,000
12/31/95          12,525                  11,443
12/31/96          16,598                  14,069
12/31/97          21,989                  18,761

-----------------------
(1)  Commencement of operations.

Oppenheimer Variable Account Funds
6803 South Tucson Way
Englewood, Colorado 80112
1-800-525-7048

Investment Adviser
OppenheimerFunds, Inc.
Two World Trade Center
New York, New York  10048-0203

Transfer Agent
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217

Custodian of Portfolio Securities
The Bank of New York
One Wall Street
New York, New York  10015

Independent Auditors
Deloitte & Touche LLP
555 Seventeenth Street
Denver, Colorado  80202

Legal Counsel
Myer, Swanson, Adams & Wolf, P.C.
1600 Broadway
Denver, Colorado  80202


No dealer, broker, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus or the Statement of Additional Information, and if given or made, such information and representations must not be relied upon as having been authorized by the Trust, OppenheimerFunds, Inc. or any affiliate thereof. This Prospectus does not constitute an offer to sell or a solicitation of an offer to buy any of the securities offered hereby in any state to any person to whom it is unlawful to make such an offer in such state.



PR0600.001.0498



prosp4\ pspb.98

Oppenheimer Variable Account Funds
6803 South Tucson Way, Englewood, Colorado 80112
1-800-525-7048


Statement of Additional Information dated May 1, 1998.


OPPENHEIMER VARIABLE ACCOUNT FUNDS (the "Trust") is an investment company consisting of ten separate Funds (the "Funds"):

Oppenheimer Money Fund ("Money Fund")
Oppenheimer High Income Fund ("High Income Fund")
Oppenheimer Bond Fund ("Bond Fund")
Oppenheimer Strategic Bond Fund ("Strategic Bond Fund")

Oppenheimer Aggressive Growth Fund ("Aggressive Growth Fund"). Prior to May 1, 1998, this
      Fund was named "Oppenheimer Capital Appreciation Fund." Oppenheimer Growth Fund ("Growth Fund") Oppenheimer Small Cap Growth Fund ("Small Cap Growth Fund"). Oppenheimer Global Securities Fund ("Global Securities Fund") Oppenheimer Multiple Strategies Fund ("Multiple Strategies Fund") Oppenheimer Growth & Income Fund ("Growth & Income Fund")


Shares of the Funds are sold to provide benefits under variable life insurance policies and variable annuity contracts and other insurance company separate accounts (collectively the "Accounts"), as described in the Account Prospectus.

This Statement of Additional Information is not a Prospectus. This document contains additional information about the Fund and supplements information in the Prospectus dated May 1, 1998. It should be read together with the Trust's Prospectus, which may be obtained by writing to the Funds' Transfer Agent, OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado 80217, or by calling the Transfer Agent at the toll-free number shown above, and the Account Prospectus.


TABLE OF CONTENTS

                                                                            Page
About the Funds
Investment Objectives and Policies............................................
     Investment Policies and Strategies.......................................
     Other Investment Techniques and Strategies...............................
     Other Investment Restrictions............................................
How the Funds are Managed.....................................................
     Organization and History.................................................
     Trustees and Officers of the Trust.......................................
     The Manager and Its Affiliates...........................................
Brokerage Policies of the Funds...............................................
Performance of the Funds......................................................
Class 2 Service Plans.........................................................
About Your Account
How to Buy Shares.............................................................
Dividends, Capital Gains and Taxes............................................
Additional Information About the Funds........................................


                                                                            Page
Financial Information About the Funds
Independent Auditors' Report..................................................
Financial Statements..........................................................
Appendix A:  Industry Classifications......................................A-1
Appendix B: Major Shareholders.............................................B-1

ABOUT THE FUNDS

Investment Objectives and Policies

Investment Policies and Strategies. The investment objectives and policies of each of the Funds are described in the Prospectus. Set forth below is supplemental information about those policies. Certain capitalized terms used in this Additional Statement are defined in the Prospectus.


      o Money Fund. Under Rule 2a-7, Money Fund may purchase only "Eligible Securities," as defined below, that the Manger, under procedures approved by the Trust's Board of Trustees, has determined have minimal credit risk. An "Eligible Security" is (a) a security that has received a rating in one of the two highest short-term rating categories by any two "nationally-recognized statistical rating organizations" as defined in Rule 2a-7 ("Rating Organizations"), or, if only one Rating Organization has rated that security, by that Rating Organization (the "Rating Requirements"), (b) a security that is guaranteed, and either that guarantee or the party providing that guarantee meets the Rating Requirements, or (c) an unrated security that is either issued by an issuer having another similar security that meets the Rating Requirements, or is judged by the Manager to be of comparable quality to investments that meet the Rating Requirements. Rule 2a-7 permits Money Fund to purchase "First Tier Securities," which are Eligible Securities rated in the highest category for short-term debt obligations by at least two Rating Organizations, or, if only one Rating Organization has rated a particular security, by that Rating Organization, or comparable unrated securities. If a security has ceased to be a First Tier Security, the Manager will promptly reassess whether the security continues to present "minimal credit risk." If the Manager becomes aware that any Rating Organization has downgraded its rating of a Second Tier Security or rated an unrated security below its second highest rating category, the Trust's Board of Trustees shall promptly reassess whether the security presents minimal credit risk and whether it is in Money Fund's best interests to dispose of it; but if Money Fund disposes of the security within 5 days of OppenheimerFunds, Inc. (the "Manager") learning of the downgrade, the Manager will provide the Board with subsequent notice of such downgrade. If a security is in default, or ceases to be an Eligible Security, or is determined no longer to present minimal credit risks, the Board must determine whether it would be in Money Fund's best interests to dispose of the security. The Rating Organizations currently designated as such by the Securities and Exchange Commission ("SEC") are Standard & Poor's Corporation, Moody's Investors Service, Inc., Fitch Investors Service, L.P., Duff & Phelps, Inc., IBCA Limited and its affiliate, INCA, Inc., and Thomson BankWatch, Inc. See Appendix B to the Prospectus for a description of the rating categories of the Rating Organizations.


     o Certificates of Deposit and Commercial Paper. Money Fund may invest in certificates of deposit of up to $100,000 of a domestic bank if such certificates of deposit are fully insured as to principal by the Federal Deposit Insurance Corporation. For purposes of this section, the term "bank" includes commercial banks, savings banks, and savings and loan associations and the term "foreign bank" includes foreign branches of U.S. banks (issuers of "Eurodollar" instruments), U.S. branches and agencies of foreign banks (issuers of "Yankee dollar" instruments) and foreign branches of foreign banks. Money Fund also may purchase obligations issued by other entities if they are: (i) guaranteed as to principal and interest by a bank or corporation whose certificates of deposit or commercial paper may otherwise be purchased by Money Fund, or (ii) subject to repurchase agreements (explained in the prospectus), if the collateral for the agreement complies with Rule 2a-7.


     o Time Deposits. The Fund may invest in fixed time deposits, which are non-negotiable deposits in a bank for a specified period of time at a stated interest rate, whether or not subject to withdrawal penalties; however, such deposits which are subject to such penalties, other than deposits maturing in less than 7 days, are subject to the 10% investment limitation for illiquid securities set forth in "Other Investment Techniques and Strategies - Illiquid and Restricted Securities" in the Prospectus.

      o Floating Rate/Variable Rate Notes. Money Fund may invest in instruments with floating or variable interest rates. The interest rate on a floating rate obligation is based on a stated prevailing market rate, such as a bank's prime rate, the 90-day U.S. Treasury Bill rate, the rate of return on commercial paper or bank certificates of deposit, or some other standard, and is adjusted automatically each time such market rate is adjusted. The interest rate on a variable rate obligation is also based on a stated prevailing market rate but is adjusted automatically at a specified interval of no less than one year. Some variable rate or floating rate obligations in which Money Fund may invest have a demand feature entitling the holder to demand payment at an amount approximately equal to amortized cost or the principal amount thereof plus accrued interest at any time, or at specified intervals not exceeding one year. These notes may or may not be backed by bank letters of credit. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Generally, the changes in the interest rate on such securities reduce the fluctuation in their market value. As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations of the same maturity.

      o Master Demand Notes. Master demand notes are corporate obligations that permit the investment of fluctuating amounts by Money Fund at varying rates of interest pursuant to direct arrangements between Money Fund, as lender, and the corporate borrower that issues the note. These notes permit daily changes in the amounts borrowed. Money Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount. The borrower may repay up to the full amount of the note at any time without penalty. It is not generally contemplated that master demand notes will be traded because they are direct lending arrangements between the lender and the borrower. There is no secondary market for these notes, although they are redeemable and thus immediately repayable by the borrower at face value, plus accrued interest, at any time. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, Money Fund's right to redeem is dependent upon the ability of the borrower to pay principal and interest on demand. In evaluating the master demand arrangements, the Manager considers the earning power, cash flow, and other liquidity ratios of the issuer. If they are not rated by Rating Organizations, Money Fund may invest in them only if, at the time of an investment, they are Eligible Securities. The Manager will continuously monitor the borrower's financial ability to meet all of its obligations because Money Fund's liquidity might be impaired if the borrower were unable to pay principal and interest on demand. There is no limit on the amount of the Money Fund's assets that may be invested in floating rate and variable rate obligations. Floating rate or variable rate obligations which do not provide for recovery of principal and interest within seven days' notice will be subject to the limitations applicable to illiquid securities described in "Other Investment Techniques and Strategies -Illiquid and Restricted Securities" in the Prospectus.


      o Commodity Futures Contracts. High Income Fund, Strategic Bond and Bond Fund (collectively, the "Income Funds") may invest a portion of their assets in commodity futures contracts (referred to as commodity futures). Commodity futures may be based upon commodities within the energy groups, which includes minerals, natural gas, gasoline and heating oil . The Income Funds may purchase and sell commodity futures contracts, options on futures contracts and options and futures on commodity indices with respect to this commodity group and the individual commodities within this group, as well as other related types of commodities.


      o Characteristics of the commodity futures markets. A commodity futures contract is an agreement between two parties in which one party agrees to buy an asset from the other party at a later date at a price and quantity agreed upon when the contract is made. In the United States, commodity futures contracts are traded on futures exchanges. These futures exchanges offer a central marketplace for transactions in futures contracts, a clearing corporation to process trades, a standardization of expiration dates and contract sizes, and the availability of a secondary market. Futures markets also regulate the terms and conditions of delivery as well as the maximum permissible price movement during a trading session. Additionally, the commodity futures exchanges have position limit rules which limit the amount of futures contracts that any one party may hold in a particular commodity at any point in time. These position limit rules are designed to prevent any one participant from controlling a significant portion of the market.

      o Comparison to forward contracts. Futures contracts and forward contracts have the same economic effect: both are an agreement to purchase a specified amount of a specified commodity at a specified future date for a price agreed upon at the time the contract is entered into. However, there are significant differences in the two types of contracts. Forward contracts are individually negotiated transactions and are not exchange traded. Therefore, under a forward contract, the Income Funds would make a commitment to carry out the purchase or sale of the underlying commodity at expiration.

      o Storage Costs. As in the financial futures markets, there are hedgers and speculators in the commodity futures markets. However, unlike financial instruments, commodities entail costs of physical storage when purchased. For instance, a large manufacturer of baked goods that wishes to hedge against a rise in the price of wheat has two basic choices: (i) it can purchase the wheat today in the cash market and store the wheat at its cost until it needs the wheat to produce baked goods, or (ii) it can buy commodity futures related to wheat. The price of the commodity futures will reflect the storage costs associated with purchasing the physical commodity. To the extent that these storage costs change for an underlying commodity while the Income Funds are "long" (that is, owns) futures contracts on that commodity, the value of the futures contract may change commensurately.

      o Reinvestment Risk. In the commodity futures markets, if producers of the underlying commodity wish to hedge the price risk of selling the commodity, they will sell futures contracts to lock in the price of the commodity at delivery in the future. In order to induce speculators to take the corresponding purchase side of the same futures contract, the commodity producer must be willing to sell the futures contract at a price which is below the expected future spot price. Conversely, if the predominant group of hedgers in the futures market are the purchasers of the underlying commodity who purchase futures contracts to hedge against a rise in prices, then speculators will take the short side of the futures contract only if the futures price is greater than the expected future spot price of the commodity.

      o Strategies. The changing strategies of the hedgers and speculators in the commodity markets can determine whether futures prices are above or below the expected future spot price. This can have significant implications for the Income Funds when it is time to reinvest the proceeds from a maturing futures contract into a new futures contract. If the strategy of hedgers and speculators in futures markets has shifted such that commodity purchasers are the predominant group of hedgers in the market, the Income Funds might have to reinvest at higher futures prices or choose other related commodity investments.


      o Additional Economic Factors. The values of commodities which underlie commodity futures contracts are subject to additional variables which may be less significant in the case of traditional securities such as stocks and bonds. Variables such as drought, floods, weather, livestock disease, embargoes and tariffs may have a greater impact on commodity prices and commodity-linked instruments, including futures contracts, commodity options and commodity swaps, than on traditional securities. These additional variables may create additional investment risks which subject the Income Funds' commodity-related investments to greater volatility than investments in traditional securities.


      o Leverage. There is much greater leverage in futures trading than in trading stocks and bonds. As a registered investment company, the Income Funds must pay in full for all securities it purchases. In other words, the Income Funds are not allowed to purchase securities on margin. However, the Income Funds are allowed to purchase futures contracts on margin where the initial margin requirements are typically between 3 and 6 percent of the face value of the contract. That means the Income Funds are required to pay up front only between 3 to 6 percent of the face value of the futures contract. Therefore, the Income Funds have a higher degree of leverage in its futures contract purchases than in its stock purchases. As a result there may be greater volatility in the rates of return on futures contract purchases than on stock purchases.

      o Price volatility. Despite the daily price limits on the futures exchanges, the short-term price volatility of commodity futures contracts has been historically greater than that for traditional securities such as stocks and bonds. To the extent that the Income Funds invest in commodity futures contracts, the assets of the Income Funds, and hence the net asset value of a Fund's shares, may be subject to greater volatility.

      o Marking-to-market futures positions. The futures clearinghouse marks every futures contract to market at the end of each trading day, to ensure that the outstanding futures obligations are limited by the maximum daily permissible price movement. This process of marking-to-market is designed to prevent losses from accumulating in any futures account. Therefore, if the Income Funds' futures positions have declined in value, the Income Funds may be required to post additional margin to cover that decline. Alternatively, if the Income Funds' futures positions have increased in value, that increase will be credited to the Income Funds' accounts.

      o Money Fund, High Income Fund, Bond Fund and Strategic Bond Fund. The market value of fixed income securities in which Money Fund, High Income Fund, Bond Fund and Strategic Bond Fund may invest generally will be affected by changes in the level of interest rates. An increase in interest rates will tend to reduce the market value of fixed income investments, and a decline in interest rates will tend to increase their value. In order to take advantage of differences in securities prices and yields or of fluctuations in interest rates, consistent with their respective investment objectives, these Funds may trade for short-term profits.


      o High Yield Securities. As stated in the Prospectus, the corporate debt in which High Income Fund and Strategic Bond Fund will principally invest, and in which Bond Fund may invest up to 35% of its net assets, may be in the lower rating categories.


      Risks of high yield securities include: (i) limited liquidity and secondary market support, (ii) substantial market price volatility resulting from changes in prevailing  interest  rates,  (iii)  subordination  to the prior claims of banks and other senior lenders, (iv) the operation of mandatory sinking fund or call/redemption provisions during periods of declining interest rates which may cause the Fund to invest premature redemption proceeds in lower yielding portfolio securities, (v) the possibility that earnings of the issuer may be insufficient to meet its debt service, and (vi) the issuer's low creditworthiness and potential for insolvency during periods of rising interest rates and economic downturn. As a result of the limited liquidity of high yield securities, their prices have at times experienced significant and rapid decline when a substantial number of holders decided to sell. A decline is also likely in the high yield bond market during an economic downturn. An economic downturn or an increase in interest rates could severely disrupt the market for high yield bonds and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest. In addition, there have been several Congressional attempts to limit the use of tax and other advantages of high yield bonds which, if enacted, could adversely affect the value of these securities and the net asset value of these Funds. For example, federally-insured savings and loan associations have been required to divest their investments in high yield bonds.


      o Aggressive Growth Fund, Growth Fund, Multiple Strategies Fund, Growth & Income Fund, Strategic Bond Fund, Global Securities Fund and Small Cap Growth Fund. The investment risks and rewards of certain of the investment policies of these Funds are discussed below.

      o Securities of Growth-Type Companies. Aggressive Growth Fund, Growth Fund, Small Cap Growth Fund and Global Securities Fund may emphasize securities of "growth-type" companies. Such issuers typically are those whose goods or services have relatively favorable long-term prospects for increasing demand, or ones which develop new products, services or markets and normally retain a relatively large part of their earnings for research, development and investment in capital assets. They may include companies in the natural resources fields or those developing industrial applications for new scientific knowledge having potential for technological innovation, such as nuclear energy, oceanography, business services and new customer products.

      o Small, Unseasoned Companies. Each of these Funds may invest in securities of small unseasoned companies. These are companies that have been in operation for less than three years, even after including the operations of any of their predecessors. Securities of these companies may have a limited liquidity (which means that a Fund may have difficulty selling them at an acceptable price when it wants to) and the price of those securities may be volatile.

      o Domestic Securities. Investments by Strategic Bond Fund, Growth & Income Fund and Multiple Strategies Fund in fixed-income securities issued by domestic corporations may include participation interests, asset-backed securities and other debt obligations (bonds, debentures, notes, mortgage-backed securities and CMOs) together with preferred stocks.


      o Over-the-counter options. These Funds may trade over the counter options, as permitted by and consistent with their investment objectives and policies. Over-the-counter options are not traded on an exchange and are traded directly with dealers. To the extent an over-the-counter option is a tailored investment for a Fund, it may be less liquid than an exchange traded option. Further, similar to hybrid instruments, over the counter options contain counterparty risk.

The Fund will take on the credit risk that the seller of an over the counter option will perform its obligations under the option agreement if that Fund exercises the option. To minimize this risk, the Funds intend to transact, to the extent practicable, with issuers that have an investment grade credit rating.


      o Investment Policies - Collateralized Securities. Each of these Funds may invest in the collateralized securities described below. High Income Fund, Bond Fund and Strategic Bond Fund are most likely to make such investments.


      o Asset-Backed Securities. The value of an asset-backed security is affected by changes in the market's perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement, and is also affected if any credit enhancement has been exhausted. The risks of investing in asset-backed securities are ultimately dependent upon payment of consumer loans by the individual borrowers. As a purchaser of an asset-backed security, the Fund would generally have no recourse to the entity that originated the loans in the event of default by a borrower. The underlying loans are subject to prepayments, which shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as described above for prepayments of a pool of mortgage loans underlying mortgage-backed securities. Money Fund may invest in asset-backed securities that meet the requirements of Rule 2a-7.


      o Mortgage-Backed Securities. These securities represent participation interests in pools of residential mortgage loans which may or may not be guaranteed by agencies or instrumentalities of the U.S. Government. Such securities differ from conventional debt securities which generally provide for periodic payment of interest in fixed or determinable amounts (usually semi-annually) with principal payments at maturity or specified call dates. Mortgage-backed securities may be backed by the full faith and credit of the U.S. Treasury (e.g., direct pass-through certificates of Government National Mortgage Association); some are supported by the right of the issuer to borrow from the U.S. Government (e.g., obligations of Federal Home Loan Mortgage Corporation); and some are backed by only the credit of the issuer itself. Those guarantees do not extend to the value or yield of the mortgage-backed securities themselves or to the net asset value of the Fund's shares. Any of those government agencies may also issue collateralized mortgage-backed obligations, discussed below.

      The yield on mortgage-backed securities is based on the average expected life of the underlying pool of mortgage loans. The actual life of any particular pool will be shortened by any unscheduled or early payments of principal and interest. Principal prepayments generally result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to predict accurately the average life of a particular pool. Yield on such pools is usually computed by using the historical record of prepayments for that pool, or, in the case of newly-issued mortgages, the prepayment history of similar pools. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by the Fund to differ from the yield calculated on the basis of the expected average life of the pool.

Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments will most likely decline. When prevailing interest rates rise, the value of a pass-through security may decrease as do the values of other debt securities, but, when prevailing interest rates decline, the value of a pass-through security is not likely to rise to the extent that the values of other debt securities rise, because of the prepayment feature of pass-through securities. The Fund's reinvestment of scheduled principal payments and unscheduled prepayments it receives may occur at times when available investments offer higher or lower rates than the original investment, thus affecting the yield of the Fund. Monthly interest payments received by the Fund have a compounding effect which may increase the yield to the Fund more than debt obligations that pay interest semi-annually. Because of those factors, mortgage-backed securities may be less effective than Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. The Fund may purchase mortgage-backed securities at a premium or at a discount. Accelerated prepayments adversely affect yields for pass-through securities purchased at a premium (i.e., at a price in excess of their principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-through securities purchased at a discount. The Fund may purchase mortgage-backed securities at a premium or at a discount.

      These Funds may invest in "stripped" mortgage backed securities, in which the principal and interest portions of the security are separated and sold. Stripped mortgage-backed securities usually have at least two classes each of which receives different proportions of interest and principal distributions on the underlying pool of mortgage assets. One common variety of stripped mortgage-backed security has one class that receives some of the interest and most of the principal, while the other class receives most of the interest and remainder of the principal. In some cases, one class will receive all of the interest (the "interest-only" or "IO" class), while the other class will receive all of the principal (the "principal-only" or "PO" class). Interest only securities are extremely sensitive to interest rate changes, and prepayments of principal on the underlying mortgage assets. An increase in principal payments or prepayments will reduce the income available to the IO security. In other types of CMOs, the underlying principal payments may apply to various classes in a particular order, and therefore the value of certain classes or "tranches" of such securities may be more volatile that the value of the pool as a whole, and losses may be more severe than on other classes.

     o Collateralized Mortgage-Backed Obligations ("CMOs"). CMOs are fully-collateralized bonds that are the general obligations of the issuer thereof, either the U.S. Government, a U.S. Government instrumentality, or a private issuer. Such bonds generally are secured by an assignment to a trustee (under the indenture pursuant to which the bonds are issued) of collateral consisting of a pool of mortgages. Payments with respect to the underlying mortgages generally are made to the trustee under the indenture. Payments of principal and interest on the underlying mortgages are not passed through to the holders of the CMOs as such (i.e., the character of payments of principal and interest is not passed through, and therefore payments to holders of CMOs attributable to interest paid and principal repaid on the underlying mortgages do not necessarily constitute income and return of capital, respectively, to such holders), but such payments are dedicated to payment of interest on and repayment of principal of the CMOs. CMOs often are issued in two or more classes with different characteristics such as varying maturities and stated rates of interest. Because interest and principal payments on the underlying mortgages are not passed through to holders of CMOs, CMOs of varying maturities may be secured by the same pool of mortgages, the payments on which are used to pay interest on each class and to retire successive maturities (known as "tranches") in sequence. Unlike other mortgage-backed securities (discussed above), CMOs are designed to be retired as the underlying mortgages are repaid. In the event of prepayment on such mortgages, the class of CMO first to mature generally will be paid down. Therefore, although in most cases the issuer of CMOs will not supply additional collateral in the event of such prepayment, there will be sufficient collateral to secure CMOs that remain outstanding.

      o Participation Interests. Strategic Bond Fund, Global Securities Fund, High Income Fund, Multiple Strategies Fund and Growth & Income Fund may invest in participation interests, subject to the limitation, described in "Illiquid and Restricted Securities" in the Prospectus, on investments by the Fund in illiquid investments. Participation interests provide the Fund an undivided interest in a loan made by the issuing financial institution in the proportion that the Fund's participation interest bears to the total principal amount of the loan. It is currently intended that no more than 5% of the net assets of Multiple Strategies Fund, Growth & Income Fund or Strategic Bond Fund can be
invested in participation interests of the same borrower. Participation interests are primarily dependent upon the creditworthiness of the borrowing corporation, which is obligated to make payments of principal and interest on the loan, and there is a risk that such borrowers may have difficulty making payments. In the event the borrower fails to pay scheduled interest or principal payments, the Fund could experience a reduction in its income and might experience a decline in the net asset value of its shares. In the event of a failure by the financial institution to perform its obligation in connection with the participation agreement, the Fund might incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.


      o Foreign Securities. As noted in the Prospectus, each Fund may invest in securities (which may be denominated in U.S. dollars or non-U.S. currencies) issued or guaranteed by foreign corporations, certain supranational entities (described below) and foreign governments or their agencies or instrumentalities, and in securities issued by U.S. corporations denominated in non-U.S. currencies. All of these are considered to be "foreign securities." Money Fund may invest in certain U.S. dollar-denominated foreign securities, as described in the Prospectus. The obligations of foreign governmental entities may or may not be supported by the full faith and credit of a foreign government. Obligations of supranational entities include those of international organizations designated or supported by governmental entities to promote economic reconstruction or development and of international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the Inter-American Development Bank. The governmental members, or "stockholders," usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings. Each supranational entity's lending activities are limited to a percentage of its total capital (including "callable capital" contributed by members at the entity's call), reserves and net income. There is no assurance that foreign governments will be able or willing to honor their commitments.


      Investing in foreign securities, and in particular in securities in emerging market countries, involves considerations and risks not typically associated with investing in securities in the U.S. The values of foreign securities will be affected by changes in currency rates or exchange control regulations or currency blockage, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the U.S. or abroad) or changed circumstances in dealings between nations. Costs will be incurred in connection with conversions between various currencies. Foreign brokerage commissions are generally higher than commissions in the U.S., and foreign securities markets may be less liquid, more volatile and less subject to governmental regulation than in the U.S. Investments in foreign countries could be affected by other factors not generally thought to be present in the U.S., including expropriation or nationalization, confiscatory taxation and potential difficulties in enforcing contractual obligations, and could be subject to extended settlement periods.

     Because each Fund, other than Money Fund, may purchase securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of each Fund's assets and each Fund's income available for distribution. In addition, although a portion of each Fund's investment income may be received or realized in foreign currencies, the Fund will be required to compute and distribute its income in U.S. dollars, and absorb the cost of currency fluctuations. High Income Fund, Strategic Bond Fund, Multiple Strategies Fund, Growth & Income Fund and Global Securities Fund may engage in foreign currency exchange transactions for hedging purposes to attempt to protect against changes in future exchange rates. See "Hedging - Forward Contracts," below.

     The values of foreign investments and the investment income derived from them may also be affected unfavorably by changes in currency exchange control regulations. Although each Fund, other than Money Fund, will invest only in securities denominated in foreign currencies that at the time of investment do not have significant government-imposed restrictions on conversion into U.S. dollars, there can be no assurance against subsequent imposition of currency controls.

In addition, the values of foreign securities will fluctuate in response to changes in U.S. and foreign interest rates.


      Investments in foreign securities offer potential benefits not available from investments solely in securities of domestic issuers by offering the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the U.S., or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that do not move in a manner parallel to U.S. markets. From time to time, U.S. government policies have discouraged certain investments abroad by U.S. investors, through taxation or other restrictions, and it is possible that such restrictions could be reimposed.


      Under normal market conditions, Global Securities Fund will invest its assets in securities of issuers located in a minimum of five different foreign countries; this minimum may be reduced to four foreign countries when foreign country investments comprise less than 80% of Global Securities Fund's net assets; to three foreign countries when such investments comprise less than 60% of its net assets, to two foreign countries when such investments comprise less than 40% of its net assets and to one foreign country when such investments comprise less than 20% of its net assets. In addition, no more than 20% of Global Securities Fund's net assets shall be invested in securities of issuers located in any one foreign country; that limit shall be increased to 35% for securities located in Australia, Canada, France, Japan, the United Kingdom or Germany. None of the above percentage limits are fundamental policies.

      o Warrants and Rights. As described in the Prospectus, each Fund other than Money Fund may invest in warrants and rights. Warrants basically are options to purchase equity securities at set prices valid for a specified period of time. Their prices do not necessarily move in a manner parallel to the prices of the underlying securities. Any price paid for a warrant will be lost unless the warrant is exercised prior to its expiration. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

      o Repurchase Agreements. Each Fund may acquire securities that are subject to repurchase agreements in order to generate income while providing liquidity as set forth in the prospectus. Money
Fund's repurchase agreements must comply with the collateral requirements of Rule 2a-7 under the Investment Company Act. In a repurchase transaction, a Fund acquires a security from, and simultaneously resells it to, an approved vendor (a U.S. commercial bank or the U.S. branch of a foreign bank or broker-dealer which has been designated a primary dealer in government securities which must meet the credit requirements set by the Trust's Board of Trustees from time to time) for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. The majority of these transactions run from day to day, and delivery pursuant to resale typically will occur within one to five days of the purchase. Repurchase agreements are considered "loans" under the Investment Company Act, collateralized by the underlying security. The Funds' repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. Additionally, the Funds' Manager will impose creditworthiness requirements to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

      o Loans of Portfolio Securities. Each Fund may lend its respective portfolio securities subject to the restrictions stated in the Prospectus. Under applicable regulatory requirements (which are subject to change), the loan collateral must, on each business day, at least equal the value of the loaned securities and must consist of cash, bank letters of credit, U.S. Government securities, or certain other cash equivalents. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Trust if the demand meets the terms of the letter. Such terms and the issuing bank must be satisfactory to the Trust. Any Fund lending its securities receives amounts equal to the dividends declared or interest paid on the loaned securities during the term of the loan as well as the interest on the collateral securities, less any finders', administrative or other fees the Fund pays in connection with the loan. A Fund may share the interest it receives on the collateral securities with the borrower as long as it realizes at least a minimum amount of interest required by the lending guidelines established by the Board of Trustees. The lending Fund will not lend its portfolio securities to any officer, trustee, employee or affiliate of the Fund or its Manager. The terms of a Fund's loans must meet certain tests under the Internal Revenue Code and permit it to reacquire loaned securities on five days' notice or in time to vote on any important matter.

      o Borrowing. From time to time, the Funds (other than Money Fund) may borrow from banks on an unsecured basis to invest the borrowed funds in portfolio securities. Borrowing is subject to the restrictions stated in the Prospectus. Any such borrowing will be made only from banks. The Investment Company Act and the Fund's fundamental investment policies require that any such borrowing will be made only to the extent that the value of that Fund's assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings including the proposed borrowing. If the value of such Fund's assets, when computed in that manner, should fail to meet the 300% asset coverage requirement, that Fund is required within three days to reduce its bank debt to the extent necessary to meet such requirement. To do so, the Fund may have to sell a portion of its investments at a time when it would otherwise not want to sell the securities. Borrowing for investment increases both investment opportunity and risk. Interest on money borrowed is an expense the Funds would not otherwise incur, so that they may have little or no net investment income during periods of substantial borrowings. Since substantially all of these Funds' assets fluctuate in value whereas borrowing obligations are fixed, when a Fund has outstanding borrowings, its net asset value will tend to increase and decrease more when its portfolio assets increase or decrease than would otherwise be the case. The Funds (including Money Fund) may also borrow as a temporary measure for extraordinary or emergency purposes.

      o  When-Issued  and  Delayed  Delivery   Transactions.   Each  Fund  may
purchase securities on a "when-issued" basis, and may purchase or sell such securities on a "delayed delivery" basis. Although a Fund will enter into such transactions for the purpose of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the Fund may dispose of a commitment prior to settlement. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. When such transactions are negotiated the price (which is generally expressed in yield terms) is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. The commitment to purchase a security for which payment will be made on a future date may be deemed a separate security and involve risk of loss if the value of the security declines prior to the settlement date. During the period between commitment by a Fund and settlement (generally within two months but not to exceed 120 days), no payment is made for the securities purchased by the purchaser, and no interest accrues to the purchaser from the transaction. Such securities are subject to market fluctuation; the value at delivery may be less than the purchase price. The Fund will identify liquid assets on its records as segregated, at least equal to the value of purchase commitments until payment is made.


      The Funds will engage in when-issued transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. When a Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to consummate the transaction. Failure to do so may result in the Fund losing the opportunity to obtain a price and yield considered to be advantageous. If any of the Funds chooses to (i) dispose of the right to acquire a when-issued security prior to its acquisition or (ii) dispose of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time the Fund makes a commitment to purchase or sell a security on a when-issued or forward commitment basis, it records the transaction and reflects the value of the security purchased, or if a sale, the proceeds to be received in determining its net asset value.

      To the extent any Fund engages in when-issued and delayed delivery transactions, it will do so for the purpose of acquiring or selling securities consistent with its investment objective and policies and not for the purposes of investment leverage. Each Fund enters into such transactions only with the intention of actually receiving or delivering the securities, although (as noted above), when-issued securities and forward commitments may be sold prior to settlement date. In addition, changes in interest rates in a direction other than that expected by the Manager before settlement will affect the value of such securities and may cause loss to that Fund.

      When-issued transactions and forward commitments allow a Fund a technique to use against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling prices, the Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices. In periods of falling interest rates and rising prices, a Fund might sell portfolio securities and purchase the same or similar securities on a when-issued or forward commitment basis, thereby obtaining the benefit of currently higher cash yields.


Other Investment Techniques and Strategies


 Hedging


      As described in the Prospectus, each Fund (except Money Fund) may each write covered calls and may also employ one or more types of Hedging Instruments, including the futures identified in the Prospectus ("Futures").

      The Funds' strategy of hedging with Futures and options on Futures will be incidental to each such Fund's activities in the underlying cash market. When hedging to attempt to protect against declines in the market value of the Fund's portfolio, to permit the Fund to retain unrealized gains in the value of portfolio securities which have appreciated, or to facilitate selling securities for investment reasons, a given Fund would: (i) sell Futures, (ii) purchase puts on such Futures or securities, or (iii) write covered calls on securities or on Futures. When hedging to permit a Fund to establish a position in the securities markets as a temporary substitute for purchasing individual securities (which that Fund will normally purchase, and then terminate that hedging position), or to attempt to protect against the possibility that a Fund's portfolio debt securities are not fully included in a rise in the securities market, these Funds may: (i) purchase Futures, or (ii) purchase calls on such Futures or on securities.

      When hedging to attempt to protect against declines in the dollar value of a foreign currency- denominated security or in a payment on such security, a Fund would: (a) purchase puts on that foreign currency or on foreign currency Futures, (b) write calls on that currency or on such Futures, or (c) enter into Forward Contracts at a lower or higher rate than the spot ("cash") rate.
 Additional information
about the Hedging Instruments these Funds may use is provided below. At present, the Funds do not intend to purchase or sell Futures or related options if, after any such purchase, the sum of initial margin deposits on Futures and premiums paid for related options exceeds 5% of the value of that Fund's total assets. Certain options on foreign currencies are considered related options for this purpose. In the future, a Fund may employ Hedging Instruments and strategies that are not presently contemplated but which may be developed, to the extent such investment methods are consistent with that Fund's investment objective, legally permissible and adequately disclosed.

Writing Covered Call Options. When any of the Funds (except Money Fund) write a call on a security, it receives a premium and agrees to sell the underlying security to a purchaser of a corresponding call on the same security during the call period (usually not more than 9 months) at a fixed exercise price (which may differ from the market price of the underlying security), regardless of market price changes during the call period. Such Fund has retained the risk of loss should the price of the underlying security decline during the call period, which may be offset to some extent by the premium.

      To terminate its obligation on a call it has written, each such Fund may purchase a corresponding call in a "closing purchase transaction." A profit or loss will be realized, depending upon whether the net of the amount of the option transaction costs and the premium received on the call written was more or less than the price of the call subsequently purchased. A profit may also be realized if the call expires unexercised, because a Fund retains the underlying security and the premium received. Any such profits are considered short-term capital gains for Federal income tax purposes, and when distributed by each such Fund are taxable as ordinary income. If the Fund could not effect a closing purchase transaction due to lack of a market, it would have to hold the callable securities until the call expired or was exercised. Call writing may affect a Fund's turnover rate and brokerage commissions. The exercise of calls written by a Fund may cause that Fund to sell related portfolio securities, thus increasing its turnover rate in a manner beyond its control.


      The Funds may also write (and purchase) calls on foreign currencies. A call written on a foreign currency by any of the Funds is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration identified on the Fund's records as segregated) upon conversion or exchange of other foreign currency held in its portfolio. A call written by any of the Funds on a foreign currency is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against a decline (due to an adverse change in the exchange rate) in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option. In such circumstances, the Fund identifies liquid assets on its records as segregated in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.


      A Fund may also write calls on Futures without owning a futures contract (or, with respect to the High Income Fund, a deliverable bond) provided that at the time the call is written, the Fund covers the call by segregating in escrow an equivalent dollar amount of liquid assets. The Fund will segregate additional liquid assets if the value of the escrowed assets drops below 100% of the current value of the Future. In no circumstances would an exercise notice require a Fund to deliver a futures contract; it would simply put the Fund in a short futures position, which is permitted by each Fund's hedging policies.

Hedging. Set forth below are the Hedging Instruments which the Funds (except Money Fund) may use.

      Writing Put Options. A put option on securities gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period. Writing a put covered by segregated liquid assets equal to the exercise price of the put has the same economic effect to a Fund as writing a covered call. The premium the Fund receives from writing a put option represents a profit, as long as the price of the underlying investment remains above the exercise price. However, a Fund has also assumed the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, even though the value of the investment may fall below the exercise price. If the put expires unexercised, the Fund (as the writer of the put) realizes a gain in the amount of the premium less transaction costs. If the put is exercised, the Fund must fulfill its obligation to purchase the underlying investment at the exercise price, which will usually exceed the market value of the investment at that time. In that case, the Fund may incur a loss, equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs incurred.

      When writing put options on securities or on foreign currencies, to secure its obligation to pay for the underlying security, the Fund will earmark liquid assets with a value equal to or greater than the exercise price of the underlying securities. The Fund therefore forgoes the opportunity of investing the segregated assets or writing calls against those assets. As long as the obligation of the Fund as the put writer continues, it may be assigned an exercise notice by the exchange or broker-dealer through whom such option was sold, requiring the Fund to take delivery of the underlying security against payment of the exercise price. The Fund may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put. This obligation terminates upon expiration of the put, or such earlier time at which the Fund effects a closing purchase transaction by purchasing a put of the same series as that previously sold. Once the Fund has been assigned an exercise notice, it is thereafter not allowed to effect a closing purchase transaction.

      The Fund may effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent an underlying security from being put. Furthermore, effecting such a closing purchase transaction will permit the Fund to write another put option to the extent that the exercise price thereof is secured by the deposited assets, or to utilize the proceeds from the sale of such assets for other investments by that Fund. The Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the option. As above for writing covered calls, any and all such profits described herein from writing puts are considered short-term gains for Federal tax purposes, and when distributed by the Fund, are taxable as ordinary income.

      Purchasing Calls and Puts. When a Fund purchases a call (other than in a closing purchase transaction), it pays a premium and has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. The Fund benefits only if the call is sold at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid for the call and the call is exercised. If the call is not exercised or sold (whether or not at a profit), it will become worthless at its expiration date and the Fund will lose its premium payment and the right to purchase the underlying investment.

      When such Fund purchases a put, it pays a premium and has the right to sell the underlying investment to a seller of a put on a corresponding investment during the put period at a fixed exercise price. Buying a put on securities or Futures a Fund owns enables the Fund to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and, as a result, the put is not exercised or resold, the put will become worthless at its expiration date and the Fund will lose its premium payment and the right to sell the underlying investment; the put may, however, be sold prior to expiration (whether or not at a profit).

      Purchasing a put on either Futures or on securities it does not own permits a Fund either to resell the put or, if applicable, to buy the underlying investment and sell it at the exercise price. The resale price of the put will vary inversely with the price of the underlying investment. If the market price of the underlying investment is above the exercise price, and, as a result, the put is not exercised, the put will become worthless on its expiration date. In the event of a decline in price of the underlying investment, the Fund could exercise or sell the put at a profit to attempt to offset some or all of its loss on its portfolio securities. When the Fund purchases a put on a Future or security not held by it, the put protects the Fund to the extent that the prices of the underlying Future or securities move in a similar pattern to the prices of the securities in a Fund's portfolio.

      Futures. No price is paid or received upon the purchase or sale of a Future. Upon entering into a Futures transaction, a Fund will be required to deposit an initial margin payment with the futures commission merchant (the "futures broker"). The initial margin will be deposited with the Fund's
Custodian in an account registered in the futures broker's name; however the futures broker can gain access to that account only under specified conditions. As the Future is marked to market to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker on a daily basis. Prior to expiration of the Future, if the Fund elects to close out its position by taking an opposite position, a final determination of variation margin is made, additional cash is required to be paid by or released to the Fund, and any loss or gain is realized for tax purposes. All futures transactions are effected through a clearinghouse associated with the exchange on which the contracts are traded.

      Forward Contracts. A Forward Contract involves bilateral obligations of one party to purchase, and another party to sell, a specific currency at a future date (which may be any fixed number of days from the date of the contract agreed upon by the parties), at a price set at the time the contract is entered into. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.


      The Funds may use Forward Contracts to protect against uncertainty in the level of future exchange rates. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although Forward Contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they may limit any potential gain that might result should the value of the currencies increase.


      These Funds may enter into Forward Contracts with respect to specific transactions. For example, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Fund anticipates receipt of dividend payments in a foreign currency, a Fund may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such payment by entering into a Forward Contract, for a fixed amount of U.S. Dollars per unit of foreign currency, for the purchase or sale of the amount of foreign currency involved in the underlying transaction. A Fund will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.

      These Funds may also use Forward Contracts to lock in the U.S. dollar value of portfolio positions ("position hedge"). In a position hedge, for example, when a Fund believes that foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward sale contract to sell an amount of that foreign currency approximating the value of some or all of that Fund's portfolio securities denominated in such foreign currency, or when a Fund believes that the U.S. dollar may suffer a substantial decline against a foreign currency, it may enter into a forward purchase contract to buy that foreign currency for a fixed dollar amount. In this situation the Fund may, in the alternative, enter into a Forward Contract to sell a different foreign currency for a fixed U.S. dollar amount where that Fund believes that the U.S. dollar value of the currency to be sold pursuant to the Forward Contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of that Fund are denominated ("cross-hedge").


      Each Fund will identify liquid assets on its records as segregated, having a value equal to the aggregate amount of that Fund's commitments under forward contracts entered into with respect to position hedges and cross hedges. If the value of the assets placed in the separate account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund's obligations with respect to such contracts. As an alternative to maintaining all or part of the separate account, the Funds may purchase a call option permitting that Fund to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the forward contract price, or the Funds may purchase a put option permitting that Fund to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the forward contract price. Unanticipated changes in currency prices may result in poorer overall performance for that Fund than if it had not entered into such contracts.


      The precise matching of the Forward Contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date the Forward Contract is entered into and the date it is sold. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase), if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency a Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be accurately predicted, causing a Fund to sustain losses on these contracts and transactions costs.

      At or before the maturity of a Forward Contract requiring any Fund to sell a currency, the Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund may close out a Forward Contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract.

      The cost to the Fund of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts are usually entered into on a principal basis, no fees or commissions are involved. Because such contracts are not traded on an exchange, a Fund must evaluate the credit and performance risk of each particular counterparty under a Forward Contract.

      Although each Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund may convert foreign currency from time to time, and investors should be aware of the costs of currency conversion. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should that Fund desire to resell that currency to the dealer.

      Interest Rate Swap Transactions. The risk incurred by Bond Fund, High Income Fund and Strategic Bond Fund when entering into a swap agreement is twofold: interest rate risk and credit risk. There is a risk that, based on movements of interest rates in the future, the payments made by the Fund under a swap agreement will have been greater than those received by it. Credit risk arises from the possibility that the counterparty will default. If the counterparty to an interest rate swap defaults, the Fund's loss will consist of the net amount of contractual interest payments that the Fund has not yet received. The Manager will monitor the creditworthiness of counterparties to the Fund's interest rate swap transactions on an ongoing basis. These Funds will enter into swap transactions with appropriate counterparties pursuant to master netting agreements. A master netting agreement provides that all swaps done between the Fund and that counterparty under the master agreement shall be regarded as parts of an integral agreement. If on any date amounts are payable in the same currency in respect of one or more swap transactions, the net amount payable on that date in that currency shall be paid. In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty may terminate the swaps with that party. Under such agreements, if there is a default resulting in a loss to one party, the measure of that party's damages is calculated by reference to the average cost of a replacement swap with respect to each swap (i.e., the mark-to-market value at the time of the termination of each swap). The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination. The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

      Additional Information About Hedging Instruments and Their Use. Each Fund's Custodian, or a securities depository acting for the Custodian, will act as that Fund's escrow agent, through the facilities of the Options Clearing Corporation ("OCC"), as to the securities on which the Fund has written options or as to other acceptable escrow securities, so that no margin will be required for such transactions. OCC will release the securities on the expiration of the option or upon the Fund's entering into a closing transaction. An option position may be closed out only on a market which provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option.

      When a Fund writes an over-the-counter ("OTC") option, it will enter into an arrangement with a securities dealer, which would establish a formula price at which that Fund would have the absolute right to repurchase that OTC option. This formula price would generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below for a put, above for a call, the market price of the underlying security ("in-the-money"). For any OTC option which any of these three Funds writes, it will treat as illiquid (for purposes of the 15% of net assets restriction on illiquid securities, stated in the Prospectus) the mark-to-market value of any OTC option held by it, unless subject to a buy-back agreement with the executing broker.
 The SEC is evaluating the
general issue of whether or not OTC options should be considered as liquid securities, and the procedure described above could be affected by the outcome of that evaluation.


      Each Fund's option activities may affect its turnover rate and brokerage commissions. As noted above, the exercise of calls written by a Fund may cause that Fund to sell related portfolio securities, thus increasing its turnover rate in a manner beyond a Fund's control. The exercise by a Fund of puts on securities or Futures may cause the sale of related investments, also increasing portfolio turnover. Although such exercise is within the Fund's control, holding a put might cause the Fund to sell the underlying investment for reasons which would not exist in the absence of the put. Each Fund may pay a brokerage commission each time it buys or sells a call, buys a put or sells an underlying investment in connection with the exercise of a put or call. Such commissions may be higher than those which would apply to direct purchases or sales of the underlying investments. Premiums paid for options are small in relation to the market value of such investments and consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in a Fund's net asset value being more sensitive to changes in the value of the underlying investment.


      Regulatory Aspects of Hedging Instruments. These Funds must each operate within certain restrictions as to its long and short positions in Futures and options thereon under a rule (the "CFTC Rule") adopted by the Commodity Futures Trading Commission (the "CFTC") under the Commodity Exchange Act (the "CEA"), which excludes the Fund from registration with the CFTC as a "commodity pool operator" (as defined in the CEA) if it complies with the CFTC Rule. The Rule does not limit the percentage of each Fund's assets that may be used for Futures margin and related options premiums for a bona fide hedging position. However, under the Rule each Fund must limit its aggregate initial futures margin and related option premiums to no more than 5% of that Fund's net assets for hedging strategies that are not considered bona fide hedging strategies under the Rule. Under the restrictions, each Fund also must, as to its short positions, use Futures and options thereon solely for bona-fide hedging purposes within the meaning and intent of the applicable provisions under the CEA. Certain options on foreign currencies are considered related options for this purpose.


      Transactions in options by these Funds are subject to limitations established by each of the exchanges governing the maximum number of options which may be written or held by a single investor or group of investors acting in concert, regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more exchanges or brokers. Thus, the number of options which the Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same or an affiliated investment adviser. Position limits also apply to Futures. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions. Due to requirements under the Investment Company Act, when a Fund purchases a Future, that Fund will identify liquid assets on its records, in an amount equal to the market value of the securities underlying such Future, less the margin deposit applicable to it.


      Tax Aspects of Hedging Instruments and Covered Calls. Each Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986. That qualification enables each Fund to "pass-through" its income and realized capital gains to shareholders without the Fund having to pay tax on them.

      Certain foreign currency exchange contracts ("Forward Contracts") in which the Fund may invest are treated as "section 1256 contracts." Gains or losses relating to section 1256 contracts generally are characterized under the Internal Revenue Code as 60% long-term and 40% short-term capital gains or losses. However, foreign currency gains or losses arising from certain section 1256 contracts (including Forward Contracts) generally are treated as ordinary income or loss. In addition, section 1256 contracts held by the Fund at the end of each taxable year are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized. These contracts also must be marked-to-market for purposes of the excise tax applicable to investment company distributions and for other purposes under rules prescribed pursuant to the Internal Revenue Code. An election can be made by the Fund to exempt these transactions from this marked-to-market treatment.
      Certain Forward Contracts entered into by the Fund may result in "straddles" for Federal income tax purposes. The straddle rules may affect the character and timing of gains (or losses) recognized by the Fund on straddle positions. Generally, a loss sustained on the disposition of a position making up a straddle is allowed only to the extent such loss exceeds any unrecognized gain in the offsetting positions making up the straddle. Disallowed loss is generally allowed at the point where there is no unrecognized gain in the offsetting positions making up the straddle, or the offsetting position is disposed of.

      Under the Internal Revenue Code, gains or losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of foreign currency forward contracts, gains or losses attributable to fluctuations in the value of a foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. Currency gains and losses are offset against market gains and losses on each trade before determining a net "Section 988" gain or loss under the Internal Revenue Code for that trade, which may increase or decrease the amount of the Fund's investment company income available for distribution to its shareholders.

      Possible Risk Factors in Hedging. In addition to the risks with respect to options discussed in the Prospectus and above, there is a risk in using short hedging by: (i) selling Futures or (ii) purchasing puts on broadly-based indices or Futures to attempt to protect against declines in the value of the Fund's securities that the prices of the Futures or applicable index (thus the prices of the Hedging Instruments) will correlate imperfectly with the behavior of the cash (i.e., market value prices) of the Fund's securities. The ordinary spreads between prices in the cash and futures markets are subject to distortions due to differences in the natures of those markets. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures markets depend on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures markets could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures markets are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures markets may cause temporary price distortions.

      The risk of imperfect correlation increases as the composition of a Fund's portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of the Hedging Instruments, each Fund may use Hedging Instruments in a greater dollar amount than the dollar amount of securities being hedged if the historical volatility of the prices of such securities being hedged is more than the historical volatility of the applicable index. It is also possible that where a Fund has used Hedging Instruments in a short hedge, the market may advance and the value of securities held in the Fund's portfolio may decline. If this occurred, the Fund would lose money on the Hedging Instruments and also experience a decline in value in its securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of equity securities will tend to move in the same direction as the indices upon which the Hedging Instruments are based.

      If a Fund uses Hedging Instruments to establish a position in the securities markets as a temporary substitute for the purchase of individual securities (long hedging) by buying Futures and/or calls on such Futures, on securities, or on stock indices, it is possible that the market may decline. If either Fund then concludes not to invest in such securities at that time because of concerns as to possible further market decline or for other reasons, that Fund will realize a loss on the Hedging Instruments that is not offset by a reduction in the price of the equity securities purchased.

Other Investment Restrictions

      The significant investment restrictions of all the Funds are set forth in the Prospectus. The following investment restrictions are also fundamental policies. Fundamental policies and the Funds' investment objectives cannot be changed without the vote of a "majority" of the outstanding shares of the Trust (or of the Fund, as to matters affecting only that Fund). Under the Investment Company Act, such a "majority" vote is defined as the vote of the holders of the lesser of: (1) 67% or more of the shares present or represented by proxy at such meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or (2) more than 50% of the outstanding shares.

      Under these additional restrictions, each of the Funds cannot:

      o invest in real estate or in interests in real estate, but may purchase securities of issuers holding real estate or interests therein;

      o  invest  in  companies  for  the  purpose  of  acquiring   control  of
management thereof;

      o underwrite securities of other companies, except insofar as it might be deemed to be an underwriter for purposes of the Securities Act of 1933 in the resale of any securities held in its own portfolio;

      o invest or hold securities of any issuer if those officers and trustees or directors of the Trust or its adviser owning individually more than 1/2 of 1% of the securities of such issuer together own more than 5% of the securities of such issuer.


      o invest in oil or gas exploration or development programs, but may purchase options, futures contracts, swaps and other investments, which are backed by, or the investment return from which are linked to oil, gas and mineral values; or


      o pledge, mortgage , hypothecate or otherwise encumber its assets to secure a debt or a loan; the escrow, collateral and margin arrangements involved with any of the Funds' investments are not considered to involve such a pledge, mortgage or hypothecation.


      For purposes of the Funds' policy not to concentrate described in the investment restrictions listed in the Prospectus, the Funds have adopted the corporate industry classifications set forth in Appendix A to the Statement of Additional Information. In addition, the Funds are restricted by the Investment Company Act from issuing senior securities (as defined in that Act). These are not fundamental policies.

      New York's insurance laws require that investments of each Fund be made with a degree of care of an "ordinarily prudent person." The Manager believes that compliance with this standard will not have a negative impact on the performance of any of the Funds. In addition, each Fund's investments must comply with the diversification requirements contained in Section 817(h) of the Internal Revenue Code, and each Fund will comply with the diversification requirements of Section 10506 of the California Insurance Code (see "Other Investment Techniques and Strategies -- Foreign Securities" in the Prospectus) and with the regulations adopted under those statutes.

How the Funds are Managed

Organization and History. As a Massachusetts business trust, the Trust is not required to hold, and does not plan to hold, regular annual meetings of shareholders. The Trust will hold meetings when required to do so by the Investment Company Act or other applicable law, or when a shareholder meeting is called by the Trustees or upon proper request of the shareholders.
 At all shareholder
meetings, shareholders only vote on matters affecting their Fund. Shareholders have the right, upon the declaration in writing or vote of two-thirds of the outstanding shares of the Trust, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares. In addition, if the Trustees receive a request from at least 10 shareholders (who have been shareholders for at least six months) holding shares of the Trust valued at $25,000 or more or holding at least 1% of the Trust's outstanding shares, whichever is less, stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the Trust's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense, or the Trustees may take such other action as set forth under Section 16(c) of the Investment Company Act.

 At all shareholder meetings, shareholders only vote on matters affecting their Fund, and each Fund votes separately on such matters. However, matters that require a vote by all shareholders of the Trust are submitted to all the shareholders, without individual voting by Fund.


      The Trust's Declaration of Trust contains an express disclaimer of shareholder or Trustee liability for the Trust's obligations, and provides for indemnification and reimbursement of expenses out of its property for any shareholder held personally liable for its obligations. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. Thus, while Massachusetts law permits a shareholder of a business trust (such as the Trust) to be held personally liable as a "partner" under certain circumstances, the risk of a Trust shareholder incurring financial loss on account of shareholder liability is limited to the relatively remote circumstances in which the Trust would be unable to meet its obligations described above. Any person doing business with the Trust, and any shareholder of the Trust, agrees under the Trust's Declaration of Trust to look solely to the assets of the Trust for satisfaction of any claim or demand which may arise out of any dealings with the Trust, and the Trustees shall have no personal liability to any such person, to the extent permitted by law.


Trustees and Officers of the Trust. The Trust's Trustees and officers and their principal occupations and business affiliations during the past five years are set forth below. Each Trustee is also a Trustee, Director or Managing General Partner of Centennial Money Market Trust, Centennial Tax Exempt Trust, Centennial Government Trust, Centennial New York Tax Exempt Trust, Centennial California Tax Exempt Trust, Oppenheimer Total Return Fund, Inc., Oppenheimer Equity Income Fund, Oppenheimer Champion Income Fund, Oppenheimer High Yield Fund, Oppenheimer Cash Reserves, Oppenheimer Main Street Funds, Inc., Oppenheimer International Bond Fund, Oppenheimer Integrity Funds, Oppenheimer Strategic Income Fund, Oppenheimer Real Asset Fund, Centennial America Fund, L.P., Oppenheimer Municipal Fund, Oppenheimer Limited-Term Government Fund, Panorama Series Fund, Inc. and The New York Tax-Exempt Income Fund, Inc. (collectively, the "Denver-based Oppenheimer Funds") except for Mr. Fossel, who is not a Trustee of Centennial New York Tax-Exempt Trust or Managing General Partner of Centennial America Fund, L.P. Ms. Macaskill is President and Mr. Swain is Chairman and Chief Executive Officer of each of the Denver-based Oppenheimer funds. As of March 31, 1998, none of the Trustees or officers were Account owners and thus none owned any Fund shares.


Robert G. Avis, Trustee*; Age: 66
One North Jefferson Ave., St. Louis, Missouri 63103
Vice Chairman of A.G. Edwards & Sons, Inc. (a broker-dealer) and A.G. Edwards, Inc. (its parent holding company); Chairman of A.G.E. Asset Management and A.G. Edwards Trust Company (its affiliated investment adviser and trust company, respectively).

William A. Baker, Trustee; Age: 83
197 Desert Lakes Drive, Palm Springs, California 92264
Management Consultant.

Charles Conrad, Jr., Trustee; Age: 67
1501 Quail Street, Newport Beach, CA 92660
Chairman and CEO of Universal Space Lines, Inc. (a space services management company); formerly
Vice President of McDonnell Douglas Space Systems Co. and associated with the National Aeronautics and Space Administration.


Jon S. Fossel, Trustee; Age: 56
P.O. Box 44, Mead Street, Waccabuc, New York  10597
Member of the Board of Governors of the Investment Company Institute (a national trade association of investment companies), Chairman of the Investment Company Institute Education Foundation; formerly Chairman and a director of the Manager, President and a director of Oppenheimer Acquisition Corp. ("OAC"), the Manager's parent holding company, and Shareholder Services, Inc. ("SSI") and Shareholder Financial Services, Inc. ("SFSI"), transfer agent subsidiaries of the Manager.


--------------
*A Trustee who is an "interested person" of the Trust as defined in the Investment Company Act.

Sam Freedman, Trustee; Age: 57
4975 Lakeshore Drive, Littleton, Colorado  80123
Formerly Chairman and Chief Executive Officer of OppenheimerFunds Services, Chairman, Chief
Executive Officer and a director of SSI, Chairman, Chief Executive and Officer and director of SFSI,
Vice President and director of OAC and a director of OppenheimerFunds, Inc.


Raymond J. Kalinowski, Trustee; Age: 68
44 Portland Drive, St. Louis, Missouri 63131
Director of Wave Technologies International, Inc. (a computer products training company).

C. Howard Kast, Trustee; Age: 76
2552 East Alameda, Denver, Colorado 80209
Formerly Managing Partner of Deloitte, Haskins & Sells (an accounting firm).

Robert M. Kirchner, Trustee; Age: 76
7500 E. Arapahoe Road, Englewood, Colorado 80112
President of The Kirchner Company (management consultants).

Ned M. Steel, Trustee; Age: 82
3416 South Race Street, Englewood, Colorado 80110
Chartered Property and Casualty Underwriter; a director of Visiting Nurse Corporation of Colorado.

James C. Swain, Chairman, Chief Executive Officer and Trustee*; Age: 64 6803 South Tucson Way, Englewood, Colorado 80112 Vice Chairman of the Manager (since September 1988); formerly President and a director of Centennial Asset Management Corporation, an investment adviser subsidiary of the Manager ("Centennial"), and Chairman of the Board of SSI.

Bridget A. Macaskill, President; Age: 49
Two World Trade Center, New York, New York 10048-0203

President (since June 1991), Chief Executive Officer (since September 1995) and a Director (since December 1994) of the Manager; President and director (since June 1991) of HarbourView; Chairman and a director of SSI (since August 1994), and SFSI (September 1995); President (since September 1995) and a director
(since October 1990) of OAC; President (since September 1995) and a director (since November 1989) of Oppenheimer Partnership Holdings, Inc., a holding company subsidiary of the Manager; a director of Oppenheimer Real Asset Management, Inc. (since July 1996) ; President and a director (since October
1997) of OppenheimerFunds International Ltd., an offshore fund manager subsidiary of the Manager ("OFIL") and Oppenheimer Millennium Funds plc (since October 1997); President and a director of other Oppenheimer funds; a director of the NASDAQ Stock Market, Inc. and of Hillsdown Holdings plc (a U.K. food company); a Trustee and Director of other Oppenheimer funds; formerly an Executive Vice President of the Manager.


--------------
*A Trustee who is an "interested person" of the Trust as defined in the Investment Company Act.



Bruce L. Bartlett,  Vice President;  Aggressive  Growth
Fund Portfolio Manager; Age 48
Two World Trade Center, New York, New York 10048-0203 Vice President of the Manager (since April 1995); Vice President and portfolio manager of other Oppenheimer funds; formerly a Vice President and Senior Portfolio Manager at First of America Investment Corp.


Alan Gilston,  Vice President;  Small Cap Growth Fund Portfolio Manager;  Age:
39
Two World Trade Center, New York, New York 10048-0203
Vice President of the Manager (since September 1997); formerly a Vice President and portfolio manager at Schroder Capital Management International, Inc.


  Michael S. Levine,  Vice President;    Growth & Income
Fund Portfolio Manager; Age:  32

Two World Trade Center, New York, New York 10048-0203


Assistant Vice President of the Manager (since April 1996); prior to which he was portfolio manager and research associate for Amas Securities, Inc., prior to which he was an analyst for Shearson Lehman Hutton Inc.



David P. Negri, Vice President; Bond Fund, Strategic Bond Fund and Multiple Strategies Fund Portfolio Manager; Age: 44 Two World Trade Center, New York, New York 10048-0203 Vice President of the Manager (since June 1989); an officer of other Oppenheimer funds.

Jane Putnam, Vice President; Growth Fund Portfolio Manager; Age: 37 Two World Trade Center, New York, New York 10048-0203 Vice President of the Manager (since October 1995); previously a portfolio manager and equity research analyst for Chemical Bank.

Thomas P. Reedy, Vice President; High Income Fund Portfolio Manager; Age: 36 Two World Trade Center, New York, New York 10048-0203 Vice President of the Manager (since June 1993); an officer of other Oppenheimer funds; formerly a Securities Analyst for the Manager.

Richard H. Rubinstein, Vice President; Multiple Strategies Fund Portfolio Manager; Age: 49
Two World Trade Center, New York, New York 10048-0203
Senior Vice President of the Manager (since October 1995); an officer of other Oppenheimer funds (since June 1990).

Arthur P. Steinmetz,  Vice President;  Strategic Bond Fund Portfolio  Manager;
Age: 39
Two World Trade Center, New York, New York 10048-0203
Senior Vice President of the Manager (since March 1993); an officer of other Oppenheimer funds.





Jay W. Tracey III, Vice President; Small Cap Growth Fund Portfolio Manager; Age:
44 Two World Trade Center, New York, New York 10048-0203 Vice President of the Manager (since September 1994); Vice President and portfolio manager of other OppenheimerFunds; formerly a Managing Director of Buckingham Capital Management (February 1994-September 1994), prior to which he was Vice President and portfolio manager of other Oppenheimer funds and a Vice President of the Manager (July 1991-February 1994).



Dorothy G. Warmack, Vice President; Money Fund Portfolio Manager; Age: 61
6803 South Tucson Way, Englewood, Colorado 80112
Vice President of the Manager and Centennial (since January 1992); an officer of other Oppenheimer funds.

William L. Wilby, Vice President;  Global  Securities Fund Portfolio  Manager;
Age: 53
Two World Trade Center, New York, New York 10048-0203
Senior Vice President of the Manager (since July 1994) and Vice President of HarbourView (since October 1993); an officer of other Oppenheimer funds; formerly international investment strategist at Brown Brothers Harriman & Co., prior to which he was a Managing Director and Portfolio Manager at AIG Global Investors.

Andrew J. Donohue, Vice President and Secretary; Age: 47
Two World Trade Center, New York, New York 10048-0203
Executive Vice President  (since January 1993),  General  Counsel (since October
1991) and a Director (since September 1995) of the Manager; Executive Vice President (since September 1993), and a director (since January 1992) of the Distributor; Executive Vice President, General Counsel and a director of HarbourView, SSI, SFSI and Oppenheimer Partnership Holdings, Inc. since (September 1995) and MultiSource Services, Inc. (a broker-dealer) (since December 1995); President and a director of Centennial (since September 1995); President and a director of Oppenheimer Real Asset Management, Inc. (since July
1996); General Counsel (since May 1996) and Secretary (since April 1997) of OAC; Vice President of OFIL and Oppenheimer Millennium Funds plc (since October
1997); an officer of other Oppenheimer funds.

George C. Bowen, Vice President,  Treasurer, and Assistant Secretary;  Age: 61

6803 South Tucson Way, Englewood, Colorado 80112
Senior Vice President (since September 1987) and Treasurer (since March 1985) of the Manager; Vice President (since June 1983) and Treasurer (since March 1985) of the Distributor; Vice President (since October 1989) and Treasurer (since April 1986) of HarbourView; Senior Vice President (since February 1992), Treasurer (since July 1991)and a director (since December 1991) of Centennial; President, Treasurer and a director of Centennial Capital Corporation (since June 1989); Vice President and Treasurer (since August 1978) and Secretary (since April 1981) of SSI; Vice President, Treasurer and Secretary of SFSI (since November 1989); Treasurer of OAC (since June 1990); Treasurer of Oppenheimer Partnership Holdings, Inc. (since November 1989); Vice President and Treasurer of Oppenheimer Real Asset Management, Inc. (since July 1996); Chief Executive Officer, Treasurer and a director of MultiSource Services, Inc., a broker-dealer (since December 1995); a Trustee, Director and officer of other Oppenheimer funds.

Robert J. Bishop, Assistant Treasurer; Age: 39
6803 South Tucson Way, Englewood,  Colorado 80112
Vice President of the Manager/Mutual Fund Accounting (since May 1996); an officer of other Oppenheimer funds; formerly an Assistant Vice President of the Manager/Mutual Fund Accounting (April 1994-May 1996), and a Fund Controller for the Manager.

Scott  T. Farrar, Assistant Treasurer; Age: 32
6803 South Tucson Way, Englewood,  Colorado 80112
Vice President of the Manager/Mutual Fund Accounting (since May 1996); Assistant Treasurer of Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds; formerly an Assistant Vice President of the Manager/Mutual Fund Accounting (April 1994-May 1996), and a Fund Controller for the Manager.

Robert G. Zack, Assistant Secretary; Age: 49
Two World Trade Center, New York, New York 10048-0203
Senior Vice President (since May 1985) and Associate  General Counsel (since May
1981) of the Manager, Assistant Secretary of SSI (since May 1985), and SFSI (since November 1989); Assistant Secretary of Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds.

    o Remuneration of Trustees. The officers of the Trust and one of the Trustees of the Trust (Mr. Swain) who is affiliated with the Manager receive no salary or fee from the Trust. The remaining Trustees of the Trust received the compensation shown below. The compensation from the Trust was paid during its fiscal year ended December 31, 1997. The compensation from all of the Denver-based Oppenheimer funds includes the Trust and compensation is received as a director, trustee, managing general partner or member of a committee or Board of those funds during the calendar year 1997.

                                                             Total
                                                             Compensation
                                           Aggregate         From All
                                           Compensation      Denver-based
Name                     Position          From Trust        Oppenheimer
Funds1

Robert G. Avis           Trustee           $3,391.05         $63,501

William A. Baker         Audit and Review  $3,410.51         $77,502
                         Committee Ex-Officio
                         Member2 and Trustee

Charles Conrad, Jr.      Trustee(3)        $3,649.51         $72,000





                                                             Total
                                                             Compensation
                                           Aggregate         From All
                                           Compensation      Denver-based
Name                     Position          From Trust        Oppenheimer
Funds1


Jon S. Fossel            Trustee           $3,391.05         $63,277

Sam Freedman             Audit and Review  $2,579.56
                         Committee Member2                   $66,501
                         and Trustee

Raymond J. Kalinowski    Audit and Review  $3,822.45         $ 71,561
                         Committee Member2
                         and Trustee

C. Howard Kast           Audit and Review  $4,088.19         $76,503
                         Committee Chairman2
                         and Trustee

Robert M. Kirchner       Trustee3          $3,649.51         $ 72,000

Ned M. Steel             Trustee           $3,391.05         $ 63,501


1 For the 1997 calendar year.
2Commitee positions effective July 1, 1997.
3Prior to July 1, 1997, Messrs. Conrad and Kirchner were also members of the Audit and Review Committee.

Deferred Compensation Plan. The Board of Trustees has adopted a Deferred Compensation plan for disinterested Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Trust. As of December 31, 1997, none have elected to do so. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustee under the plan will be determined based upon the performance of the selected funds. Deferral of Trustees' fees under the plan will not materially affect the assets, liabilities or net income per share of any Fund. The plan will not obligate the Trust to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the SEC, the Trust may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the Trustee's deferred fee account.


     o Major Shareholders. As of April 9, 1998 the holders of 5% or more of the outstanding shares of any Fund were separate accounts of the following insurance companies and their respective affiliates: (i) Monarch Life Insurance Company ("Monarch"), Springfield, MA; (ii) ReliaStar Bankers Security Life Insurance Company ("ReliaStar"), Minneapolis, MN; (iii) The Life Insurance Company of Virginia ("Life of Virginia"), Richmond, VA; (iv) Nationwide Life Insurance Company ("Nationwide"), Columbus, OH; (v) Aetna Life Insurance and Annuity
Company ("Aetna"), Hartford, CT; (vi) Massachusetts Mutual Life Insurance Company, Springfield, MA ("MassMutual"), (vii) Jefferson-Pilot Life Insurance Company, Greensboro, NC, Chubb Life Insurance Company of America, and Alexander Hamilton Life Insurance Company of America, Concord, NH (collectively, "Jefferson Pilot"); and (viii) CUNA Mutual Group ("CUNA"), Madison, WI . Such shares were held as shown in Appendix B. No shares of Small Cap Growth Fund and no Class 2 shares of any Fund were outstanding as of that date.


The Manager and Its Affiliates. The Manager is wholly-owned by Oppenheimer Acquisition Corp. ("OAC"), a holding company controlled by Massachusetts Mutual Life Insurance Company. OAC is also owned in part by certain of the Manager's directors and officers, some of whom also serve as officers of the Trust, and one of whom (Mr. Swain) serves as a Trustee of the Trust.

      The Manager and the Funds have a Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of a Fund's portfolio transactions. Compliance with the Code of Ethics is carefully monitored and strictly enforced by the Manager.


      o Portfolio Management. The Portfolio Managers of the Funds are as follows; Money Fund, Dorothy Warmack; High Income, Thomas P. Reedy; Bond Fund, Multiple Strategies Fund and Strategic Bond Fund, David Negri (joined by Richard Rubinstein for Multiple Strategies Fund and by Arthur Steinmetz for Strategic Bond Fund); Small Cap Growth Fund, Jay W. Tracey III and Alan Gilston; Aggressive Growth Fund, Bruce L. Bartlett; Growth Fund, Jane Putnam; Global Securities Fund, William Wilby; and Growth & Income Fund, Michael S. Levine. They are the persons principally responsible for the day-to-day management of each of the Fund's respective portfolios. Their backgrounds are described in the Prospectus under "Portfolio Managers." Other members of the Manager's Equity Portfolio Department, particularly, George Evans and Frank Jennings for Global Securities Fund, Robert Doll for Growth Fund and Michael S. Levine for Multiple Strategies Fund, provide the portfolio managers of those Funds with counsel and support in managing those Funds' portfolios. Similarly, other members of the Manager's Fixed Income Portfolio Department, particularly portfolio analysts, traders and other portfolio managers having broad experience with domestic and international government and corporate fixed-income securities, provide the portfolio managers of Money Fund, High Income Fund, Bond Fund and Strategic Bond Fund with support in managing the portfolios of those Funds.

      o  The  Investment   Advisory   Agreements.   The  Investment   Advisory
Agreements  between the Manager and the Trust for each of the  ten Funds require the Manager, at its expense, to provide each Fund with adequate office space, facilities and equipment, and to provide and supervise the activities of all administrative and clerical personnel required to provide effective corporate administration for each Fund, including the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of each Fund.




          Expenses not expressly assumed by the Manager under the Investment Advisory Agreements are paid by the Trust. The Investment Advisory Agreements list examples of expenses paid by the Trust, the major categories of which relate to interest, taxes, brokerage commissions, fees to certain Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs. Each Fund (and whenever shares of more than one class are outstanding, each class) bears its respective expenses. The management fees paid by the Funds to the Manager for the Funds' most recent three fiscal years (except for Small Cap Growth Fund, which commenced operations in 1998) were as follows:


                         Fiscal year ended December 31,
                                 1995 1996 1997


Money Fund                 $  338,483  $   445,89      $   601,698
High Income Fund           $  866,154  $1,177,754      $1,667,490
Bond Fund                  $1,280,422  $2,188,350      $3,281,556
Aggressive Growth Fund     $1,790,785  $3,382,840     $5,324,309
Growth Fund                $  644,977  $1,139,255(2)  $2,859,202
Multiple Strategies Fund   $2,540,311  $3,132,569     $4,068,887
Global Securities Fund     $2,451,556  $3,395,740     $5,615,606
Strategic Bond Fund        $  281,335  $   618,33     $1,197,613
Growth & Income Fund(1)    $    6,710(1$   160,81     $ 709,577

--------------------

(1)From July 5, 1995 (commencement of operations) to December 31,  1995.
(2) During the fiscal year ended December 31, 1996, the Manager reimbursed Oppenheimer Growth Fund $27,276 for certain SEC registration fees incurred in connection with the acquisition by that Fund of J.P.
Aggressive Growth Fund, Inc.


      The Investment Advisory Agreements provide that the Manager is not liable for any loss sustained by the Trust and/or any Fund in connection with matters to which the Investment Advisory Agreements relate, except a loss resulting by reason of the Manager's willful misfeasance, bad faith or gross negligence in the performance of its duties or reckless disregard for its obligations thereunder. The Manager may act as investment adviser for any other person, firm or corporation, and the Investment Advisory Agreements permit the Manager to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment adviser or general distributor. If the Manager shall no longer act as investment adviser to the Trust, the right of the Trust or any of the Funds to use the name "Oppenheimer" as part of their names may be withdrawn. The Investment Advisory Agreements contain no expense limitation.


      o The Distributor. Under its General Distributor's Agreement with the Trust dated May 1, 1998, the Distributor acts as the principal underwriter in the continuous public offering of the Fund's Class 2 shares only, but is not obligated to sell a specific number of shares. Expenses normally attributable to sales (other than those paid under the Class 2 Service Plans of each Fund), including advertising and the cost of printing and mailing prospectuses (other than those furnished to existing shareholders), may be borne by the Distributor or by the insurance company separate account sponsors and their affiliates that offer Class 2 shares to their contract owners. For additional information about distribution of the each Fund's shares and the expenses connected with such activities, please refer to "Class 2 Service Plans," below.


          o The Transfer Agent. OppenheimerFunds Services, the Trust's Transfer Agent, is responsible for maintaining the Trust's shareholder registry and shareholder accounting records.

Brokerage Policies of the Funds


Brokerage Provisions of the Investment Advisory Agreements . One of the duties of the Manager under the Investment Advisory Agreements is to arrange the portfolio transactions for the Funds. The Investment Advisory Agreements contain provisions relating to the employment of broker-dealers ("brokers") to effect the Funds' portfolio transactions. In doing so, the Manager is authorized by the Investment Advisory Agreements to employ broker-dealers, including "affiliated" brokers, as that term is defined in the Investment Company Act, as may, in its best judgment based on all relevant factors, implement the policy of the Funds to obtain, at reasonable expense, the "best execution" (prompt and reliable execution at the most favorable price obtainable) of such transactions. The Manager need not seek competitive commission bidding but is expected to minimize the commissions paid to the extent consistent with the interests and policies of the Funds as established by the Board of Trustees. Purchases of securities from underwriters include a commission or concession paid by the issuer to the underwriter, and purchases from dealers include a spread between the bid and asked price.


      Under the Investment Advisory Agreements the Manager is authorized to select brokers that provide brokerage and/or research services for the Funds and/or the other accounts over which the Manager or its affiliates have investment discretion. The commissions paid to such brokers may be higher than another qualified broker would have charged if a good faith determination is made by the Manager that the commission is fair and reasonable in relation to the services provided.

Description of Brokerage Practices Followed by the Manager. Subject to the provisions of the Investment Advisory Agreements, and the procedures and rules described above, allocations of brokerage are generally made by the Manager's portfolio traders based upon recommendations from the Manager's portfolio managers. In certain instances portfolio managers may directly place trades and allocate brokerage, also subject to the provisions of the advisory agreement and the procedures and rules described above. In either case, brokerage is allocated under the supervision of the Manager's executive officers. Transactions in securities other than those for which an exchange is the primary market are generally done with principals or market makers. Brokerage commissions are paid primarily for effecting transactions in listed securities or for certain fixed-income agency transactions in the secondary market, and are otherwise paid only if it appears likely that a better price or execution can be obtained. When Funds engage in an option transaction, ordinarily the same broker will be used for the purchase or sale of the option and any transaction in the securities to which the option relates. When possible, concurrent orders to purchase or sell the same security by more than one of the accounts managed by the Manager or its affiliates are combined. The transactions effected pursuant to such combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account. Option commissions may be relatively higher than those which would apply to direct purchases and sales of portfolio securities.

      Most purchases of money market instruments and debt obligations are principal transactions at net prices. Instead of using a broker for those transactions, the Fund normally deals directly with the selling or purchasing principal or market maker unless the Manager determines that a better price or execution can be obtained by using a broker. Purchases of these securities from underwriters include a commission or concession paid by the issuer to the underwriter. Purchases from dealers include a spread between the bid and asked prices. The Funds seek to obtain prompt execution of these orders at the most favorable net price.

      The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates, and investment research received for the commissions of those other accounts may be useful both to the Funds and one or more of such other accounts. Such research, which may be supplied by a third party at the instance of a broker, includes information and analyses on particular companies and industries as well as market or economic trends and portfolio strategy, receipt of market quotations for portfolio evaluations, information systems, computer hardware and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars. The Board of Trustees permits the Manager to use concessions on fixed price offerings to obtain research in the same manner as is permitted for agency transactions. The Board also permits the Manager to use stated commissions on secondary fixed-income agency trades to obtain research where the broker has represented to the Manager that: (i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii) the trade is not a riskless principal transaction. The research services provided by brokers broaden the scope and supplement the research activities of the Manager, by making available additional views for consideration and comparisons, and by enabling the Manager to obtain market information for the valuation of securities held in the Fund's portfolio or being considered for purchase.

Money Fund, High Income Fund, Bond Fund and Strategic Bond Fund. As most purchases made by Money Fund, High Income Fund, Bond Fund and Strategic Bond Fund are principal transactions at net prices, these Funds incur little or no brokerage costs. Purchases of securities from underwriters include a commission or concession paid by the issuer to the underwriter, and purchases from dealers include a spread between the bid and asked price. No principal transactions and, except under unusual circumstances, no agency transactions for these Funds will be handled by any affiliated securities dealer. In the unusual circumstance when these Funds pay brokerage commissions, the above-described brokerage practices and policies are followed. Money Fund's policy of investing in short-term debt securities with maturities of less than 397 days results in high portfolio turnover. However, since brokerage commissions, if any, are small, high portfolio turnover does not have an appreciable adverse effect upon the net asset value of that Fund.


      During the Funds' fiscal year ended December 31, 1995, 1996 and 1997 total brokerage commissions paid by the Funds (not including spreads or concessions on principal transactions on a net trade basis) were $4,083,132, $507,501 and
$810,749, respectively, for Aggressive Growth Fund; $104,203 $24,248 and $20,256, respectively, for High Income Fund; $152,870, $215,286 and $506,443,
respectively, for Growth Fund; $400,275, $351,373 and $500,783, respectively, for Multiple Strategies Fund; $2,826,016, $2,101,076 and $2,114,523,
respectively  for  Global  Securities  Fund;   $13,074,   $11,995  and  $17,121,
respectively, for Strategic Bond Fund; $2,100, $13,852 and $21,630, respectively, for Bond Fund; and $42,952, $71,023 and $209,630, respectively for Growth & Income Fund. During the fiscal year ended December 31, 1997, $ $268,676, $392,618, $324,805, $1,954,773, $1,925, $568, $348 and $172,825 was
paid by Aggressive Growth Fund, Growth Fund, Multiple Strategies Fund, Global Securities Fund, Strategic Bond Fund, High Income Fund and Growth & Income Fund, respectively, to dealers as brokerage commissions in return for research services; the aggregate amount of those transactions was $_______$150,491,397, $274,315,170, $158,798,990, $745,018,249, $3,544,062, $1,764,195, $2,853,710 and
$106,164,211 for these respective Funds.


Performance of the Funds

      o Money Fund Yield Information. Money Fund's current yield for a seven day period of time is determined in accordance with regulations adopted under the Investment Company Act as follows.

First, a base period return is calculated for the seven-day period by determining the net change in the value of a hypothetical pre-existing account having one share at the beginning of a seven day period. The change includes dividends declared on the original share and dividends declared on any shares purchased with dividends on that share, but such dividends are adjusted to exclude any realized or unrealized capital gains or losses affecting the dividends declared. Next, the base period return is multiplied by 365/7 to obtain the current yield to the nearest hundredth of one percent. The compounded effective yield for a seven-day period is calculated by (a) adding 1 to the base period return (obtained as described above), (b) raising the sum to a power equal to 365 divided by 7 and (c) subtracting 1 from the result. For the seven days ended December 31, 1997, Money Fund's "current yield" was 5.03% and its compounded "effective yield" for that period was 5.38%.


      The yield as calculated above may vary for accounts less than approximately $100 in value due to the effect of rounding off each daily dividend to the nearest full cent. Since the calculation of yield under either procedure described above does not take into consideration any realized or unrealized gains or losses on the Fund's portfolio securities which may affect dividends, the dividends declared during a period may not be the same on an annualized basis as the yield for that period.


      o High Income Fund, Bond Fund and Strategic Bond Fund Yield Information. The "yield" or "standardized yield" of High Income Fund, Bond Fund and Strategic Bond Fund for a stated period is calculated using the following formula set forth in the SEC rules: Standardized ~ Yield ~ = ~ 2~ [~ (~ {a-b} over cd ~ +~ 1~ )

SUP 6~ -~ 1~ ]

The symbols above represent the following factors:


    a = dividends and interest earned during the 30-day period. b = expenses accrued for the period (net of any expense reimbursements). c = the average daily number of Fund shares outstanding during the
         30-day period that were entitled to receive dividends. d = the Fund's maximum offering price (including sales charge) per share on the last day of the period.


      Each Fund's yield for a stated period may differ from the yield for any other periods. The SEC formula assumes that the yield for a 30-day period occurs at a constant rate for a six-month period and is annualized at the end of the six-month period. For the 30 days ended December 31, 1997, the yield of High Income Fund, Bond Fund and Strategic Bond Fund, calculated as described above, was 7.38%, 5.92% and 8.44%, respectively. The "standardized" yield is not based on distributions paid by a Fund to shareholders in the 30-day period, but is a hypothetical yield based upon the return on a Fund's portfolio investments, and may differ from a Fund's "distribution return" described below.

      o Dividend Yield and Distribution Return. From time to time High Income, Bond and Strategic Bond Funds may quote a "dividend yield" or a "distribution return." Dividend yield is based on that Fund's dividends derived from net investment income during a stated period, and distribution return includes dividends derived from net investment income and from realized capital gains declared during a stated period. Under those calculations, the Fund's dividends and/or distributions declared during a stated period of one year or less (for example, 30 days) are added together, and the sum is divided by the Fund's maximum offering price (equal to its net asset value) per share on the last day of the period. The result may be annualized if the period of measurement is less than one year. The dividend yield of High Income Fund, Bond Fund and Strategic Bond Fund for the quarter ended December 31, 1997, was 6.96%, 6.04% and 7.83%, respectively.


Total Return. Each Fund, except Money Fund, may quote its "total return" or "average annual total return." "Average annual total return" (see the formula below) is an average annual compounded rate of return. It is the rate of return based on factors which include a hypothetical initial investment of $1,000 ("P" in the formula below) over a number of years ("n") with an Ending Redeemable Value ("ERV") of that investment, according to the following formula: LEFT ( {~ERV~} OVER P~ right) SUP {1/n}~-1~=~Average~Annual~Total~ Return

The cumulative "total return" calculation measures the change in value of a hypothetical investment of $1,000 over a stated period. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows: ALIGNC {ERV~-~ P~} over P~ =~Total~ Return



Both formulas assume that all dividends and capital gains distributions during the period are reinvested at net asset value per share, and that the investment is redeemed at the end of the period. Set forth below is the "average annual total return" and "total return" for each Fund (using the method described above) during the periods indicated (which preceded the inception of Small Cap Growth Fund):


                     Average         Annual        Total        Return     for:

                                                                      Cumulative
                                                                           Total
                        Fiscal Year Five Year   Ten Year             Return From
                        Ended       Period      Period  Inception(1)Inception(1)

Fund                12/31/97    Ended 12/31/97   Ended 1to 12/31/97 to 12/31/97
----                --------    --------------   ------------------ -----------
High Income Fund        12.21%      13.75%      14.32%      13.35%      331.57%
Bond Fund                9.25%       8.23%       9.50%       9.89%      232.54%
Aggressive Growth Fund  11.67%      15.92%      16.23%      15.31%      405.90%
Growth Fund             26.68%      18.61%      16.67%      15.43%      522.65%

Multiple Strategies     17.22%      13.31%      12.74%      12.04%      244.89%
  Fund
Global Securities Fund  22.42%      18.81%      n/a         12.26%      128.29%
Strategic Bond Fund      8.71%      n/a         n/a          7.64%       40.95%
Growth & Income Fund    32.48%      n/a         n/a         37.24%      119.88%

--------------
(1)Inception dates are as follows: 4/30/86 for High Income Fund; 4/3/85 for Bond Fund and Growth Fund; 8/15/86 for Aggressive Growth Fund; 2/9/87 for Multiple Strategies Fund; 11/12/90 for Global Securities Fund; 5/3/93 for Strategic Bond Fund; and 7/5/95 for Growth & Income Fund.

      The total return on an investment made in shares of any one of the Funds (except Money Fund) may be compared with performance for the same period of the index shown in that Fund's performance graph in the Prospectus. The performance of Small Cap Growth Fund can be compared to the performance during the same period of the Russell 2000, a widely recognized index of small capitalization U.S. issuers.

      Yield and total return information may be useful to investors in reviewing performance of the Funds. However, a number of factors should be taken into account before using such performance information as a basis for comparison with alternative investments. An investment in any of these Funds is not insured. Their performance is not guaranteed and will fluctuate over time. Yield and total return for any Fund for any given past period is not an indication or representation by that Fund of future yields or rates of return on its shares. In comparing the performance of one Fund to another, consideration should be given to each Fund's investment policy, portfolio quality, portfolio maturity, type of instrument held and operating expenses. When comparing yield, total return and investment risk of an investment in any of the Funds with those of other investment instruments, investors should understand that certain other investment alternatives such as money market instruments, certificates of deposits ("CDS"), U.S. Government securities or bank accounts provide yields that are fixed or that may vary above a stated minimum, and may be insured or guaranteed. Finally, the performance quotations do not reflect the charges deducted from an Account, as explained in the attached Prospectus for the Policies. If these charges were deducted, that performance would be lower than as described above. In addition, the Policies may have inception dates different than those of the Funds shown above.


Other Performance Comparisons. From time to time the Trust may publish the ranking of any of the Funds by Lipper Analytical Services, Inc. ("Lipper"), a widely-recognized independent service. Lipper monitors the performance of regulated investment companies, including the Funds, and ranks their performance for various periods based on categories relating to investment objectives. The performance of the Funds is ranked against all other funds underlying variable insurance products. The Lipper performance analysis includes the reinvestment of capital gains distributions and income dividends but does not take sub-account charges or taxes into consideration.



      From time to time, the Trust may include in its advertisements and sales literature performance information about the Funds (and the insurance company separate accounts that hold their shares) cited in other newspapers and periodicals, such as The New York Times, which may include performance quotations from other sources, including Lipper and Morningstar.


      From time to time the Trust may publish the ranking of the performance of any of the separate accounts that offer any of the Funds by Morningstar, Inc., an independent mutual fund monitoring service, that ranks variable annuity sub-accounts that offer mutual funds, including the Funds, monthly in broad investment categories (domestic stock, international stock, taxable bond, municipal bond and hybrid) based on risk-adjusted investment return. Investment return measures a fund's three, five and ten-year average annual total returns (when available) in excess of 90-day U.S. Treasury bill returns after considering sales charges and expenses, but does not take sub-account charges into consideration. Risk reflects fund performance below 90-day U.S. Treasury bill monthly returns. Risk and return are combined to produce star rankings reflecting performance relative to the average fund in a fund's category. Five stars is the "highest" ranking (top 10%), four stars is "above average" (next 22.5%), three stars is "average" (next 35%), two stars is "below average" (next 22.5%) and one star is "lowest" (bottom 10%). Rankings are subject to change.


Class 2 Service Plans


      The Trust has adopted a Service Plan for Class 2 shares of each Fund under Rule 12b-1 of the Investment Company Act, pursuant to which the each Fund makes payments to the Distributor in connection with the distribution and/or servicing of the shares of Class 2. Each Class 2 Plan has been approved by a vote of (i) the Board of Trustees of the Trust, including a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on that Plan, and (ii) the Manager as the then-sole initial holder of such shares. As of the date of this Statement of Additional Information, no Class 2 shares have been issued and therefore no payments have been made under the Plans.

      Under the Class 2 Plans, no payment will be made to any insurance company separate account sponsor or affiliate thereof under a Fund's Class 2 Plan (each is referred to as a "Recipient") in any quarter if the aggregate net assets of all Fund shares held by the Recipient for itself and its customers did not exceed a minimum amount, if any, that may be determined from time to time by a majority of the Trust's Independent Trustees. Initially, the Board of Trustees has set the fee at 0.10% of average annual net assets and set no minimum amount.


      In addition, the Manager and the Distributor may, under the Plans, from time to time from their own resources (which, as to the Manager, may include profits derived from the advisory fee it receives from each respective Fund) make payments to Recipients for distribution and administrative services they perform. The Distributor and the Manager may, in their sole discretion, increase or decrease the amount of distribution assistance payments they make to Recipients from their own assets.


      Unless terminated as described below, each Class 2 Plan continues in effect from year to year but only as long as such continuance is specifically approved at least annually by the Trust's Board of Trustees and its Independent Trustees by a vote cast in person at a meeting called for the purpose of voting on such continuance. Any Class 2 Plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class. For purposes of voting with respect to the Class 2 Plans, Account owners are considered to be shareholders of a Fund's shares. No Class 2 Plan may be amended to increase materially the amount of payments to be made unless such amendment is approved by Account owners of the class affected by the amendment. All material amendments must be approved by the Board the Independent Trustees.


      While the plans are in effect, the Treasurer of the Trust must provide separate written reports to the Trust's Board of Trustees at least quarterly describing the amount of payments made pursuant to each Plan and the purposes for which the payments were made. The Class 2 reports also must include the identity of each Recipient that received any payment. These reports are subject to the review and approval of the Independent Trustees.


      The Class 2 Plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Funds. Such payments are made in recognition that the Distributor will pay insurance company separate account sponsors for certain activities, as described in the Prospectus.


About Your Account

How To Buy Shares

Determination of Net Asset Value Per Share. The sale of shares of the Funds is currently limited to Accounts as explained on the cover page of this Statement of Additional Information and the Prospectus. Such shares are sold at their respective offering prices (net asset values without sales charges) and redeemed at their respective net asset values as described in the Prospectus.


      The net asset value per share of each Fund is determined as of the close of business of The New York Stock Exchange (the "NYSE") on each day that the NYSE is open, by dividing the value of the Fund's net assets by the number of shares that are outstanding. The NYSE normally closes at 4:00 P.M., New York time, but may close earlier on some days (for example, in case of weather emergencies or on days falling before or after a holiday). The NYSE's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It may also close on other days. Dealers may conduct trading at times when the Exchange is closed (including weekends and holidays). Trading may occur in debt securities and in foreign securities at times when the NYSE is closed (including weekends and holidays or after 4:00 P.M., New York time, on a regular business day). Because the net asset value of the Funds will not be calculated on those days, the net asset values per share of the Funds may be significantly affected at times when shareholders may not purchase or redeem shares.

      The Trust's Board of Trustees has established procedures for the valuation of each Fund's (other than Money Fund's) securities, generally as follows: (I) equity securities traded on a U.S. securities exchange or on the Automated Quotation System ("NASDAQ") of the Nasdaq Stock Market, Inc. for which last sale information is regularly reported are valued at the last reported sale price on the principal exchange for such security or NASDAQ that day (the "Valuation Date") or, in the absence of sales that day, at the last reported sale price of the preceding trading day, or closing bid prices that day; (ii) securities traded on a foreign securities exchange are valued generally at the last sales price available to the pricing service approved by the Trust's Board of Trustees or to the Manager as reported by the principal exchange on which the security is traded at its last trading session on or immediately preceding the Valuation Date, or, at the mean between "bid" and "asked" prices obtained from the principal exchange or two active market makers in the security on the basis of reasonable inquiry; (iii) long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry; (iv) debt instruments having a maturity of more than 397 days when issued , and non-money market type instruments having a maturity of 397 days or less when issued, which have a remaining maturity of 60 days or less are valued at the mean between "bid" and "asked" prices determined by a pricing service approved by the Trust's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry; (v) money market-type debt securities held by a non- money market fund that had a maturity of less than 397 days when issued that have a remaining maturity of 60 days or less, and debt instruments held by a money market fund that have a remaining maturity of 397 days or less, shall be valued at cost, adjusted for amortization of premiums and accretion of discount; and (vi) securities (including restricted securities) not having readily-available market quotations are valued at fair value determined under the Board's procedures. If the Manager is unable to locate two market makers willing to give quotes (see (ii) , (iii) and (iv) above), the security may be priced at the mean between the "bid" and "asked" prices provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

      Trading in securities on European and Asian exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange. Events affecting the values of foreign securities traded in securities markets that occur between the time their prices are determined and the close of the New York Stock Exchange will not be reflected in the Fund's calculation of net asset value unless the Board of Trustees or the Manager, under procedures established by the Board of Trustees, determines that the particular event is likely to effect a material change in the value of such security

 . Foreign currency, including forward contracts, will be valued at the closing price in the London foreign exchange market that day as provided by a reliable bank, dealer or pricing service. The values of securities denominated in foreign currency will be converted to U.S. dollars at the closing price in the London foreign exchange market that day as provided by a reliable bank, dealer or pricing service.

      The Manager may use pricing services approved by the Board of Trustees to price U.S. Government securities, corporate debt securities or mortgage-backed securities for which last sale information is not generally available. The pricing service, when valuing such securities, may use "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield, maturity and other special factors involved. The Manager will monitor the accuracy of the pricing services, which may include comparing prices used for portfolio evaluation to actual sales prices of selected securities.

      Puts, calls and futures are valued at the last sales price on the principal exchange on which they are traded or on NASDAQ, as applicable, as determined by a pricing service approved by the Board of Trustees or by the Manager. If there were no sales that day, value shall be the last sale price on the preceding trading day if it is within the spread of the closing "bid" and "ask" prices on the principal exchange or on NASDAQ on the valuation date, or, if not, value shall be the closing "bid" price on the principal exchange or on NASDAQ on the valuation date. If the put, call or future is not traded on an exchange or on NASDAQ, it shall be valued at the mean between "bid" and "ask" prices obtained by the Manager from two active market makers (which in certain cases may be the "bid" price if no "ask" price is available).


      When a Fund writes an option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset, and an equivalent deferred credit is included in the liability section. Credit is adjusted ("marked-to-market") to reflect the current market value of the option. In determining a Fund's gain on investments, if a call or put written by the Fund is exercised, the proceeds are increased by the premium received. If a call or put written by a Fund expires, the Fund has a gain in the amount of the premium; if the Fund enters into a closing purchase transaction, it will have a gain or loss depending on whether the premium received was more or less than the cost of the closing transaction. If a Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the Fund.

Money Fund Net Asset Valuation. Money Fund will seek to maintain a net asset value of $1.00 per share for purchases and redemptions. There can be no assurance that it will do so. The Fund operates under SEC Rule 2a-7, under which the Fund may use the amortized cost method of valuing its shares. The amortized cost method values a security initially at its cost and thereafter assumes a constant amortization of any premium or accretion of any discount, regardless of the impact of fluctuating interest rates on the market value of the security. The method does not take into account unrealized capital gains or losses.

      The Trust's Board of Trustees has established procedures intended to stabilize Money Fund's net asset value at $1.00 per share. If the Fund's net asset value per share were to deviate from $1.00 by more than 0.5%, Rule 2a-7 requires the Board promptly to consider what action, if any, should be taken. If the Trustees find that the extent of any such deviation may result in material dilution or other unfair effects on shareholders, the Board will take whatever steps it considers appropriate to eliminate or reduce such dilution or unfair effects, including, without limitation, selling portfolio securities prior to maturity, shortening the average portfolio maturity, withholding or reducing dividends, reducing the outstanding number of Fund shares without monetary consideration, or calculating net asset value per share by using available market quotations.

      As long as it uses Rule 2a-7, Money Fund must abide by certain conditions described above and in the prospectus. For purposes of the Rule, the maturity of an instrument is generally considered to be its stated maturity (or in the case of an instrument called for redemption, the date on which the redemption payment must be made), with special exceptions for certain variable and floating rate instruments. Repurchase agreements and securities loan agreements are, in general, treated as having a maturity equal to the period scheduled until repurchase or return, or if subject to demand, equal to the notice period.

      While the amortized cost method provides certainty in valuation, there may be periods during which the value of an instrument as determined by amortized cost is higher or lower than the price the Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield on Money Fund shares may tend to be lower than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices or estimates of market prices for its portfolio. Conversely, during periods of rising interest rates, the daily yield on Money Fund shares will tend to be higher than that of a portfolio priced at market value.

Dividends, Capital Gains and Taxes

Distributions and Taxes. The Trust intends for each Fund to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code. By so qualifying, the Funds will not be subject to Federal income taxes on amounts paid by them as dividends and distributions, as described in the Prospectus. Each Fund is treated as a single entity for purposes of determining Federal tax treatment. The Trust will endeavor to ensure that each Fund's assets are so invested so that all such requirements are satisfied, but there can be no assurance that it will be successful in doing so.

      The Internal Revenue Code requires that a holder (such as a Fund) of a zero coupon security accrue a portion of the discount at which the security was purchased as income each year even though that Fund receives no interest payment in cash on the security during the year. As an investment company, each Fund must pay out substantially all of its net investment income each year. Accordingly, when a Fund holds zero coupon securities, it may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Fund actually received. Such distributions will be made from the cash assets of that Fund or by liquidation of portfolio securities, if necessary. The Fund may realize a gain or loss from such sales. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than they would have had in the absence of such transactions.

Additional Information About the Funds

The Custodian and the Transfer Agent. The Bank of New York is the custodian of the Trust's securities. The custodian's responsibilities include safeguarding and controlling the Trust's portfolio securities, collecting income on the portfolio securities, and handling the delivery of portfolio securities to and from the Trust. The Manager has represented to the Trust that its banking relationships with the Custodian have been and will continue to be unrelated to and unaffected by the relationship between the Trust and the Custodian. It will be the practice of the Trust to deal with the Custodian in a manner uninfluenced by any banking relationship the Custodian may have with the Manager and its affiliates.

      OppenheimerFunds Services, a subsidiary of the Manager, is responsible as Transfer Agent for maintaining the Trust's shareholder registry and shareholder accounting records, and for administrative functions. It also acts as the shareholder servicing agent for the other Oppenheimer funds.


Independent Auditors; Financial Statements. The independent auditors of the Trust examine its financial statements and perform other related audit services. They also act as auditors for the Manager and certain other funds advised by the Manager and its affiliates. The Trust's financial statements included in this Statement of Additional Information cover the period ended December 31, 1997, and therefore (i) refer to Oppenheimer Aggressive Growth Fund by its prior name, "Oppenheimer Capital Appreciation Fund", and (ii) do not include any information on Small Cap Growth Fund, which had not yet commenced operations as of that date.

OPPENHEIMER VARIABLE ACCOUNT FUNDS
INDEPENDENT AUDITORS' REPORT

--------------------------------------------------------------------------------

The Board of Trustees and Shareholders of Oppenheimer Variable Account Funds:

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Oppenheimer Money Fund, Oppenheimer High Income Fund, Oppenheimer Bond Fund, Oppenheimer Capital Appreciation Fund, Oppenheimer Growth Fund, Oppenheimer Multiple Strategies Fund, Oppenheimer Global Securities Fund, Oppenheimer Strategic Bond Fund and Oppenheimer Growth & Income Fund (all of which are series of Oppenheimer Variable Account Funds) as of December 31, 1997, the related statements of operations for the year then ended, the statements of changes in net assets for the years ended December 31, 1997 and 1996, and the financial highlights for the applicable periods ended December 31, 1997, 1996, 1995, 1994 and 1993. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1997 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Oppenheimer Money Fund, Oppenheimer High Income Fund, Oppenheimer Bond Fund, Oppenheimer Capital Appreciation Fund, Oppenheimer Growth Fund, Oppenheimer Multiple Strategies Fund, Oppenheimer Global Securities Fund, Oppenheimer Strategic Bond Fund and Oppenheimer Growth & Income Fund at December 31, 1997, the results of their operations, the changes in their net assets, and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.


/s/ Deloitte & Touche LLP
DELOITTE & TOUCHE LLP

Denver, Colorado
January 23, 1998

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MONEY FUND
STATEMENT OF INVESTMENTS
DECEMBER 31, 1997

                                     PRINCIPAL   VALUE
                                     AMOUNT      NOTE 1
-------------------------------------------------------------
DIRECT BANK OBLIGATIONS - 9.4%
-------------------------------------------------------------
Abbey National North America Corp.,
5.54%, 1/23/98                       $6,000,000  $  5,979,687
-------------------------------------------------------------
Bankers Trust Co., New York, 5.71%,
4/15/98(1)                            3,000,000     3,000,000
-------------------------------------------------------------
National Westminster Bank of
Canada, 5.59%, 4/30/98                3,000,000     2,944,585
                                                 ------------
Total Direct Bank Obligations                      11,924,272
-------------------------------------------------------------
LETTERS OF CREDIT - 8.6%
-------------------------------------------------------------
ABN Amro Bank NV, guaranteeing
commercial paper of Formosa
Plastics Corp., USA-Series A,
5.55%, 2/27/98                        2,000,000     1,982,425
-------------------------------------------------------------
Bank of America, guaranteeing
commercial paper of Formosa
Plastics Corp., USA-Series B,
5.55%, 3/19/98                        2,000,000     1,976,258
-------------------------------------------------------------
Credit Suisse, guaranteeing
commercial paper of Daewoo
International Corp., 5.63%, 4/22/98   5,000,000     4,913,204
-------------------------------------------------------------
Societe Generale, guaranteeing
commercial paper of Nacional
Financiera SNC-Series B, 5.535%,
2/17/98                               2,000,000     1,985,548
                                                 ------------
Total Letters of Credit                            10,857,435
-------------------------------------------------------------
SHORT-TERM NOTES - 75.7%
-------------------------------------------------------------
AUTOMOTIVE - 0.8%
BMW US Capital Corp., 5.65%,
1/14/98                               1,000,000       997,960
-------------------------------------------------------------
BANKS - 4.9%
Bankers Trust New York Corp.,
5.54%, 2/17/98                        3,280,000     3,256,276
-------------------------------------------------------------
Barnett Banks, Inc., 5.92%, 1/16/98   3,000,000     2,992,500
                                                 ------------
                                                    6,248,776
-------------------------------------------------------------
BROKER/DEALERS - 24.5%
Bear Stearns Cos., Inc., 6.169%,
3/23/98(1)                            5,000,000     5,002,296
-------------------------------------------------------------
Lehman Brothers Holdings, Inc.:
4.975%, 8/14/98(1)                    2,000,000     2,000,000
5.70%, 4/10/98                        3,000,000     2,952,975
-------------------------------------------------------------
Merrill Lynch & Co., Inc., 5.67%,
5/22/98                               6,250,000     6,111,203
-------------------------------------------------------------
Morgan Stanley, Dean Witter,
Discover & Co., 6.75%, 3/24/98        5,000,000     5,000,000
-------------------------------------------------------------
Republic New York Securities Corp.,
7%, 4/24/98                           5,000,000     5,000,000
-------------------------------------------------------------
Salomon Smith Barney, Inc.:
5.77%, 3/30/98                        2,000,000     1,971,791
5.884%, 10/20/98(1)                   3,000,000     3,000,000
                                                 ------------
                                                   31,038,265
-------------------------------------------------------------
COMMERCIAL FINANCE - 6.5%
CIT Group Holdings, Inc., 5.902%,
3/11/98(1)                            1,000,000     1,000,000
-------------------------------------------------------------
FINOVA Capital Corp.:
5.60%, 1/5/98                         2,000,000     1,998,756
5.61%, 4/29/98                        2,000,000     1,963,223
-------------------------------------------------------------
Heller Financial, Inc.:
6%, 1/9/98                              334,000       333,555
6%, 4/2/98                            3,000,000     2,954,500
                                                 ------------
                                                    8,250,034
-------------------------------------------------------------
COMPUTER SOFTWARE/SERVICES - 1.5%
First Data Corp., 5.67%, 5/19/98      2,000,000     1,956,530
-------------------------------------------------------------
DIVERSIFIED FINANCIAL - 3.2%
General Electric Capital Corp.,
5.55%, 2/23/98                        2,510,000     2,489,491
-------------------------------------------------------------
General Motors Acceptance Corp.,
5.56%, 1/26/98                        1,500,000     1,494,208
                                                 ------------
                                                    3,983,699

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MONEY FUND
STATEMENT OF INVESTMENTS (CONTINUED)

                                     PRINCIPAL   VALUE
                                     AMOUNT      NOTE 1
-------------------------------------------------------------
INDUSTRIAL SERVICES - 4.7%
PHH Corp.:
5.939%, 1/27/98(1)                   $1,000,000  $    999,986
5.96%, 1/15/98(1)                     5,000,000     4,999,981
                                                 ------------
                                                    5,999,967
-------------------------------------------------------------
INSURANCE - 5.5%
Pacific Mutual Life Insurance Co.,
5.647%, 1/2/98(1)(2)                  5,000,000     5,000,000
-------------------------------------------------------------
Travelers Insurance Co., 5.708%,
9/16/98(1)(2)                         2,000,000     2,000,000
                                                 ------------
                                                    7,000,000
-------------------------------------------------------------
LEASING & FACTORING - 3.9%
American Honda Finance Corp.,
5.58%, 1/22/98                        5,000,000     4,983,725
-------------------------------------------------------------
MANUFACTURING - 1.4%
Rexam PLC, 6%, 1/12/98(3)             1,750,000     1,746,792
-------------------------------------------------------------
METALS/MINING - 3.3%
Rio Tinto America, Inc., 5.55%,
2/27/98(3)                            4,200,000     4,163,093
-------------------------------------------------------------
NONDURABLE HOUSEHOLD GOODS - 2.6%
Newell Co., 6.80%, 1/2/98(3)          3,345,000     3,344,368
-------------------------------------------------------------
SPECIAL PURPOSE FINANCIAL - 12.9%
Asset Backed Capital Finance, Inc.:
5.60%, 2/9/98(3)                      1,500,000     1,490,900
5.68%, 1/8/98(3)                      2,000,000     1,997,791
-------------------------------------------------------------
Beta Finance, Inc.:
5.54%, 2/25/98(3)                     2,000,000     1,983,072
5.56%, 3/12/98(3)                     2,000,000     1,978,300
5.57%, 4/29/98(3)                     2,000,000     1,963,486
-------------------------------------------------------------
Cooperative Assn. of Tractor
Dealers-Series A, 5.95%, 2/10/98      1,000,000       993,389
-------------------------------------------------------------
CXC, Inc.:
5.59%, 2/17/98(3)                     3,000,000     2,978,106
5.68%, 3/26/98(3)                     3,000,000     2,960,240
                                                 ------------
                                                   16,345,284
                                                 ------------
Total Short-Term Notes                             96,058,493
-------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS -
5.5%
-------------------------------------------------------------
Finnish Export Credit Ltd., 5.55%,
7/15/98                               2,000,000     1,939,875
-------------------------------------------------------------
Westseutsche Landsbank
Girozentrale, 8%, 1/2/98              5,000,000     4,998,889
                                                 ------------
Total Foreign Government
Obligations                                         6,938,764
-------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE                99.2%  125,778,964
-------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES             0.8     1,003,418
                                     ----------  ------------
NET ASSETS                                100.0% $126,782,382
                                     ----------  ------------
                                     ----------  ------------

Short-term notes, direct bank obligations and letters of credit are generally traded on a discount basis; the interest rate is the discount rate received by the Fund at the time of purchase. Other securities normally bear interest at the rates shown.

1. Floating or variable rate obligation. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on December 31, 1997. This instrument may also have a demand feature which allows the recovery of principal at any time, or at specified intervals not exceeding one year, on up to 30 days' notice. Maturity date shown represents effective maturity based on variable rate and, if applicable, demand feature.

2. Restricted securities which are considered illiquid, by virtue of the absence of a readily available market or because of legal or contractual restrictions on resale, amount to $7,000,000, or 5.52% of the Fund's net assets. The Fund may not invest more than 10% of its net assets (determined at the time of purchase) in illiquid securities.

3. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $24,606,148, or 19.41% of the Fund's net assets and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

See accompanying Notes to Financial Statements.

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER HIGH INCOME FUND
STATEMENT OF INVESTMENTS
DECEMBER 31, 1997

                                          PRINCIPAL       MARKET VALUE
                                          AMOUNT(1)       NOTE 1
----------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS - 4.6%
----------------------------------------------------------------------
Amresco Commercial Mortgage Funding
I Corp., Multiclass Mtg. Pass-
Through Certificates, Series
1997-C1, Cl. H, 7%, 6/17/29(2)            $      200,000  $   178,813
----------------------------------------------------------------------
Asset Securitization Corp.,
Commercial Mtg. Pass-Through
Certificates, Series 1997-D4:
Cl. B1, 7.525%, 4/14/29(3)                       167,000      165,435
Cl. B2, 7.525%, 4/14/29(3)                       167,000      161,338
Cl. B3, 7.525%, 4/14/29(3)                       166,000      153,835
----------------------------------------------------------------------
CBA Mortgage Corp., Mtg.
Pass-Through Certificates, Series
1993-C1:
Cl. E, 7.76%, 12/25/03(3)                        250,000      252,675
Cl. F, 7.76%, 12/25/03(3)(4)                     700,000      562,590
----------------------------------------------------------------------
CS First Boston Mortgage Securities
Corp., Mtg. Pass-Through
Certificates, Series 1997-C1:
Cl. E, 7.50%, 3/1/11(2)                          506,000      523,862
Cl. F, 7.50%, 6/20/13(2)                         300,000      291,000
Cl. G, 7.50%, 6/20/14(2)                         500,000      462,350
Cl. H, 7.50%, 8/20/14(2)                         225,000      177,660
----------------------------------------------------------------------
Commercial Mortgage Acceptance
Corp., Collateralized Mtg.
Obligation, Series 1996-C1, Cl. E,
8.129%, 12/25/20(3)(4)                           250,000      261,250
----------------------------------------------------------------------
First Chicago/Lennar Trust 1,
Commercial Mtg. Pass-Through
Certificates, Series 1997-CHL1:
8.116%, 2/25/11(2)(3)                          1,500,000    1,276,950
8.116%, 5/25/08(2)(3)                            300,000      304,290
----------------------------------------------------------------------
First Union-Lehman Brothers
Commercial Mortgage Trust,
Interest-Only Stripped Mtg.-Backed
Security, Series 1997-C1, 7.086%,
4/18/27(5)                                     8,207,763      640,109
----------------------------------------------------------------------
General Motors Acceptance Corp.,
Interest-Only Stripped Mtg.-Backed
Security, Series 1997-C1, Cl. X,
8.905%, 7/15/27(5)                             9,689,791      975,035
----------------------------------------------------------------------
Merrill Lynch Mortgage Investors,
Inc., Mtg. Pass-Through
Certificates, Series 1995-C2, Cl.
D, 8.189%, 6/15/21(3)                            367,685      375,958
----------------------------------------------------------------------
Morgan Stanley Capital I, Inc.,
Commercial Mtg. Pass-Through
Certificates:
Series 1996-C1, Cl. E, 7.51%,
2/15/28(2)(3)                                    835,342      798,404
Series 1997-HF1, Cl. F, 6.86%,
2/15/10(2)                                       300,000      273,375
----------------------------------------------------------------------
Mortgage Capital Funding, Inc.:
Commercial Mtg. Pass-Through
Certificates, Series 1997-MC1, Cl.
F, 7.452%, 5/20/07(2)                            254,890      242,783
Multifamily Mtg. Pass-Through
Certificates, Series 1996-MC1, Cl.
G, 7.15%, 6/15/06(4)                             750,000      712,734
----------------------------------------------------------------------
NationsCommercial Corp., NB
Commercial Mtg. Pass-Through
Certificates, Series-DMC, Cl. C,
8.921%, 8/12/11(4)                               900,000      961,031
----------------------------------------------------------------------
Resolution Trust Corp., Commercial
Mtg. Pass-Through Certificates:
Series 1994-C1, Cl. E, 8%, 6/25/26               664,744      656,286
Series 1994-C2, Cl. G, 8%, 4/25/25               745,616      744,456
Series 1995-C1, Cl. F, 6.90%,
2/25/27                                          724,039      682,516

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER HIGH INCOME FUND
STATEMENT OF INVESTMENTS (CONTINUED)

                                          PRINCIPAL       MARKET VALUE
                                          AMOUNT(1)       NOTE 1
----------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS
(CONTINUED)
----------------------------------------------------------------------

Salomon Brothers Mortgage
Securities VII, Series 1996-B, Cl.
1, 7.136%, 4/25/26                        $    1,473,761  $ 1,040,844
----------------------------------------------------------------------
Structured Asset Securities Corp.,
Multiclass Pass-Through
Certificates, Series 1996-C3, Cl.
E, 8.458%, 6/25/30(4)                            650,000      651,625
                                                          ------------
Total Mortgage-Backed Obligations
(Cost $12,447,815)                                         13,527,204
----------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 3.2%
----------------------------------------------------------------------
U.S. Treasury Bonds, 6.125%,
11/15/27 (Cost $9,255,469)                     9,000,000    9,250,317
----------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS -
2.1%
----------------------------------------------------------------------
Argentina (Republic of) Unsec.
Unsub. Medium-Term Nts., 5.50%,
3/27/01                              JPY     110,000,000      835,103
----------------------------------------------------------------------
Argentina (Republic of) Unsec.
Unsub. Medium-Term Nts., 8.75%,
7/10/02                              ARP         420,000      364,417
----------------------------------------------------------------------
Bulgaria (Republic of) Interest
Arrears Bonds, 6.69%, 7/28/11(3)                  50,000       36,625
----------------------------------------------------------------------
Ecuador (Republic of) Disc. Bonds,
6.688%, 2/28/25(3)                               335,000      252,925
----------------------------------------------------------------------
Ecuador (Republic of) Past Due
Interest Bonds, 6.688%, 2/27/15(3)               699,878      458,420
----------------------------------------------------------------------
Financiera Energetica Nacional SA
Nts., 9.375%, 6/15/06                            500,000      504,688
----------------------------------------------------------------------
Halkbank Turkiye Halk Bonds, 8%,
2/26/02                              DEM         170,000       89,820
----------------------------------------------------------------------
Hashemite (Kingdom of Jordan)
Collateralized Par Bonds, Series
DEF, 4%, 12/23/23(3)                             580,000      400,200
----------------------------------------------------------------------
Hashemite (Kingdom of Jordan) Disc.
Bonds, 6.875%, 12/23/23(3)                       500,000      417,031
----------------------------------------------------------------------
Ivory Coast (Government of) Past
Due Interest Bonds, 12/29/49(7)                1,375,000      543,125
----------------------------------------------------------------------
Nigeria (Federal Republic of)
Promissory Nts., Series RC, 5.092%,
1/5/10                                           319,347      225,695
----------------------------------------------------------------------
Pakistan (Republic of) Bonds,
9.856%, 5/30/00(3)                               130,000      125,125
----------------------------------------------------------------------
Pakistan (Republic of) Debs.,
11.50%, 12/22/99                                  54,000       54,135
----------------------------------------------------------------------
Pera Financial Services Sec. Nts.,
9.375%, 10/15/02(4)                              110,000      101,337
----------------------------------------------------------------------
Peru (Republic of) Front-Loaded
Interest Reduction Bonds, 3.25%,
3/7/17(3)                                        300,000      177,750
----------------------------------------------------------------------
Peru (Republic of) Past Due
Interest Bonds, 4%, 3/7/17(3)                    260,000      168,675
----------------------------------------------------------------------
Petroleos Mexicanos Debs., 14.50%,
3/31/06                              GBP         180,000      376,139
----------------------------------------------------------------------
PT Hutama Karya Promissory Nts.,
Zero Coupon, 28.69%, 2/10/98(8)      IDR   1,000,000,000      174,620
----------------------------------------------------------------------
Romania (Government of) Bonds,
7.75%, 6/17/02                       DEM          98,000       52,732
----------------------------------------------------------------------
Turkey (Republic of) Treasury
Bills, Zero Coupon, 101.517%,
3/18/98(8)                           TRL  20,000,000,000       79,557
----------------------------------------------------------------------
Venezuela (Republic of) Bonds,
9.25%, 9/15/27                                    65,000       58,403
----------------------------------------------------------------------
Venezuela (Republic of) Disc.
Bonds, Series W-B, 6.75%,
3/31/20(3)                                         3,570        3,209
----------------------------------------------------------------------
Venezuela (Republic of) Disc.
Bonds, Series DL, 6.75%,
12/18/07(3)                                      238,095      214,137
----------------------------------------------------------------------
Venezuela (Republic of) Sr. Unsec.
Unsub. Nts., Series REGS, 9.125%,
6/18/07                                          300,000      294,000
                                                          ------------
Total Foreign Government
Obligations (Cost $6,283,361)                               6,007,868

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER HIGH INCOME FUND
STATEMENT OF INVESTMENTS (CONTINUED)

                                          PRINCIPAL       MARKET VALUE
                                          AMOUNT(1)       NOTE 1
----------------------------------------------------------------------
LOAN PARTICIPATIONS - 0.7%
----------------------------------------------------------------------
Algeria (Republic of) Reprofiled
Debt Loan Participation, Tranche A,
6.625%, 9/4/06(3)                         $    1,010,000  $   828,200
----------------------------------------------------------------------
Morocco (Kingdom of) Loan
Participation Agreement, Tranche A,
6.66%, 1/1/09(3)                                 100,000       86,391
----------------------------------------------------------------------
Russian (Government of) Principal
Loans Debs., 6.719%,
6/2/98(2)(3)(7)                                1,115,000      689,906
----------------------------------------------------------------------
Trinidad & Tobago Loan
Participation Agreement, Tranche B,
1.575%, 9/30/00(2)(3)                JPY      59,260,366      423,871
                                                          ------------
Total Loan Participations (Cost
$2,073,605)                                                 2,028,368
----------------------------------------------------------------------
CORPORATE BONDS AND NOTES - 57.5%
----------------------------------------------------------------------
BASIC INDUSTRY - 3.5%
----------------------------------------------------------------------
CHEMICALS - 1.8%
ClimaChem, Inc., 10.75% Gtd. Sr.
Unsec. Nts., 12/1/07(4)                          300,000      310,500
----------------------------------------------------------------------
ICO, Inc., 10.375% Sr. Nts., 6/1/07              250,000      269,375
----------------------------------------------------------------------
Laroche Industries, Inc., 9.50% Sr.
Sub. Nts., 9/15/07(4)                            475,000      470,250
----------------------------------------------------------------------
NL Industries, Inc., 11.75% Sr.
Sec. Nts., 10/15/03                            1,045,000    1,162,562
----------------------------------------------------------------------
PCI Chemicals Canada, Inc., 9.25%
Sr. Nts., 10/15/07(4)                            400,000      396,000
----------------------------------------------------------------------
Pioneer Americas Acquisition Corp.,
9.25% Sr. Nts., 6/15/07                          575,000      582,187
----------------------------------------------------------------------
Sovereign Specialty Chemicals,
Inc., 9.50% Sr. Sub. Nts.,
8/1/07(4)                                        750,000      772,500
----------------------------------------------------------------------
Sterling Chemicals Holdings, Inc.,
0%/13.50% Sr. Disc. Nts.,
8/15/08(9)                                       650,000      399,750
----------------------------------------------------------------------
Sterling Chemicals, Inc.:
11.25% Sr. Sub. Nts., 4/1/07                     300,000      301,500
11.75% Sr. Unsec. Sub. Nts.,
8/15/06                                          635,000      650,875
                                                          ------------
                                                            5,315,499
----------------------------------------------------------------------
CONTAINERS - 0.1%
Consumers International, Inc.,
10.25% Sr. Sec. Nts., 4/1/05(2)                  375,000      412,500
----------------------------------------------------------------------
METALS/MINING - 0.2%
Metallurg, Inc., 11% Sr. Nts.,
12/1/07(4)                                       535,000      551,050
----------------------------------------------------------------------
PAPER - 0.4%
Four M Corp., 12% Sr. Nts., Series
B, 6/1/06(2)                                     150,000      159,750
----------------------------------------------------------------------
Riverwood International Corp.,
10.625% Sr. Unsec. Nts., 8/1/07                  750,000      765,000
----------------------------------------------------------------------
U.S. Timberlands Co. LP, 9.625% Sr.
Nts., 11/15/07                                   300,000      312,000
                                                          ------------
                                                            1,236,750
----------------------------------------------------------------------
STEEL - 1.0%
AK Steel Corp., 9.125% Sr. Nts.,
12/15/06                                         540,000      556,200
----------------------------------------------------------------------
Algoma Steel, Inc., 12.375% First
Mtg. Nts., 7/15/05                               675,000      783,000
----------------------------------------------------------------------
Bar Technologies, Inc., 13.50% Sr.
Sec. Nts., 4/1/01                                700,000      764,750
----------------------------------------------------------------------
Keystone Consolidated Industries,
Inc., 9.625% Sr. Nts., 8/1/07(4)                 825,000      832,219
                                                          ------------
                                                            2,936,169

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER HIGH INCOME FUND
STATEMENT OF INVESTMENTS (CONTINUED)

                                          PRINCIPAL       MARKET VALUE
                                          AMOUNT(1)       NOTE 1
----------------------------------------------------------------------
CONSUMER RELATED - 7.6%
----------------------------------------------------------------------
CONSUMER PRODUCTS - 1.9%
Coleman Escrow Corp., Zero Coupon
Sr. First Priority Disc. Nts.,
10.71%, 5/15/01(8)                        $      530,000  $   353,775
----------------------------------------------------------------------
Dyersburg Corp., 9.75% Sr. Unsec.
Sub. Nts., 9/1/07                                250,000      262,500
----------------------------------------------------------------------
Holmes Products Corp., 9.875% Gtd.
Nts., 11/15/07(4)                                400,000      409,000
----------------------------------------------------------------------
Icon Fitness Corp., 0%/14% Sr.
Disc. Nts., 11/15/06(2)(9)                       900,000      513,000
----------------------------------------------------------------------
Icon Health & Fitness, Inc., 13%
Sr. Sub. Nts., Series B, 7/15/02                 800,000      898,000
----------------------------------------------------------------------
IHF Holdings, Inc., 0%/15% Sr. Sub.
Disc. Nts., Series B, 11/15/04(9)              1,450,000    1,268,750
----------------------------------------------------------------------
Revlon Worldwide Corp., Zero Coupon
Sr. Sec. Disc. Nts.:
10.56%, 3/15/01(8)                             1,515,000    1,052,925
12.33%, 3/15/98(8)                               350,000      346,421
----------------------------------------------------------------------
TAG Heuer International SA, 12% Sr.
Sub. Nts., 12/15/05(2)                           350,000      421,750
                                                          ------------
                                                            5,526,121
----------------------------------------------------------------------
FOOD/BEVERAGES/TOBACCO - 0.6%
CFP Holdings, Inc., 11.625% Gtd.
Sr. Nts., Series B, 1/15/04                       75,000       75,375
----------------------------------------------------------------------
Del Monte Foods Co., 0%/12.50% Sr.
Disc. Nts., 12/15/07(4)(9)                       500,000      288,750
----------------------------------------------------------------------
Sparkling Spring Water Group Ltd.,
11.50% Sr. Sub. Nts., 11/15/07(4)              1,000,000    1,035,000
----------------------------------------------------------------------
Windy Hill Pet Food, Inc., 9.75%
Sr. Sub. Nts., 5/15/07                           350,000      358,750
                                                          ------------
                                                            1,757,875
----------------------------------------------------------------------
HEALTHCARE - 0.6%
Genesis Health Ventures, Inc.,
9.25% Sr. Sub. Nts., 10/1/06                     115,000      117,731
----------------------------------------------------------------------
Integrated Health Services, Inc.:
10.25% Sr. Sub. Nts., 4/30/06                     35,000       37,275
9.50% Sr. Sub. Nts., 9/15/07(4)                  765,000      787,950
----------------------------------------------------------------------
Sun Healthcare Group, Inc., 9.50%
Sr. Sub. Nts., 7/1/07(4)                         655,000      674,650
                                                          ------------
                                                            1,617,606
----------------------------------------------------------------------
HOTEL/GAMING - 3.5%
Boyd Gaming Corp.:
9.25% Sr. Unsec. Gtd. Nts., 10/1/03              575,000      605,187
9.50% Sr. Unsec. Sub. Nts., 7/15/07              125,000      131,562
----------------------------------------------------------------------
Capital Gaming International, Inc.,
Promissory Nts., 8/1/95(10)                        9,500            0
----------------------------------------------------------------------
Capstar Hotel Co., 8.75% Sr. Sub.
Nts., 8/15/07                                    825,000      853,875
----------------------------------------------------------------------
Grand Casinos, Inc., 10.125% Gtd.
First Mtg. Nts., 12/1/03                       1,550,000    1,674,000
----------------------------------------------------------------------
HMH Properties, Inc., 8.875% Sr.
Nts., 7/15/07                                    400,000      423,000
----------------------------------------------------------------------
Horseshoe Gaming LLC, 9.375% Sr.
Sub. Nts., 6/15/07                             1,275,000    1,341,937
----------------------------------------------------------------------
Mohegan Tribal Gaming Authority
(Connecticut), 13.50% Sr. Sec.
Nts., Series B, 11/15/02                         700,000      899,500
----------------------------------------------------------------------
Rio Hotel & Casino, Inc.:
10.625% Sr. Sub. Nts., 7/15/05                   125,000      135,625
9.50% Gtd. Sr. Sub. Nts., 4/15/07                550,000      584,375
----------------------------------------------------------------------
Showboat Marina Casino
Partnership/Showboat Marina Finance
Corp., 13.50% First Mtg. Nts.,
Series B, 3/15/03                              1,100,000    1,325,500

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER HIGH INCOME FUND
STATEMENT OF INVESTMENTS (CONTINUED)

                                          PRINCIPAL       MARKET VALUE
                                          AMOUNT(1)       NOTE 1
----------------------------------------------------------------------
HOTEL/GAMING (CONTINUED)

Signature Resorts, Inc., 9.75% Sr.
Sub. Nts., 10/1/07(4)                     $      900,000  $   904,500
----------------------------------------------------------------------
Station Casinos, Inc.:
10.125% Sr. Sub. Nts., 3/15/06                   735,000      779,100
9.625% Sr. Sub. Nts., 6/1/03                     200,000      207,000
----------------------------------------------------------------------
Venetian Casino Resort LLC/Las
Vegas Sands, Inc., 12.25% Mtg.
Nts., 11/15/04(4)                                375,000      377,344
                                                          ------------
                                                           10,242,505
----------------------------------------------------------------------
RESTAURANTS - 0.7%
Ameriking, Inc., 10.75% Sr. Nts.,
12/1/06                                          755,000      796,525
----------------------------------------------------------------------
Foodmaker, Inc.:
9.25% Sr. Nts., 3/1/99                           139,000      142,127
9.75% Sr. Sub. Nts., 6/1/02(11)                  950,000      980,875
                                                          ------------
                                                            1,919,527
----------------------------------------------------------------------
TEXTILE/APPAREL - 0.3%
CMI Industries, Inc., 9.50% Sr.
Sub. Nts., 10/1/03(2)                             95,000       93,812
----------------------------------------------------------------------
Dan River, Inc., 10.125% Sr. Sub.
Nts., 12/15/03                                   250,000      268,437
----------------------------------------------------------------------
Tultex Corp., 9.625% Sr. Unsec.
Nts., 4/15/07                                    150,000      150,000
----------------------------------------------------------------------
William Carter Co., 10.375% Sr.
Sub. Nts., Series A, 12/1/06                     350,000      369,250
                                                          ------------
                                                              881,499
----------------------------------------------------------------------
ENERGY - 4.3%
----------------------------------------------------------------------
Belden & Blake Corp., 9.875% Sr.
Sub. Nts., 6/15/07                             1,385,000    1,405,775
----------------------------------------------------------------------
Clark R&M, Inc., 8.875% Sr. Sub.
Nts., 11/15/07(4)                              1,200,000    1,218,000
----------------------------------------------------------------------
Clark USA, Inc., 10.875% Sr. Nts.,
Series B, 12/1/05                                275,000      301,125
----------------------------------------------------------------------
Cliffs Drilling Co., 10.25% Sr.
Nts., 5/15/03                                    200,000      218,750
----------------------------------------------------------------------
Dailey International, Inc., 9.75%
Gtd. Sr. Unsec. Nts., 8/15/07(4)                 425,000      448,375
----------------------------------------------------------------------
Energy Corp. of America, 9.50% Sr.
Sub. Nts., Series A, 5/15/07                     665,000      666,662
----------------------------------------------------------------------
Forcenergy, Inc.:
8.50% Sr. Sub. Nts., Series B,
2/15/07                                          400,000      407,000
9.50% Sr. Sub. Nts., 11/1/06                     280,000      298,200
----------------------------------------------------------------------
Gothic Energy Corp., 12.25% Sr.
Nts., 9/1/04(2)                                1,000,000    1,050,000
----------------------------------------------------------------------
J. Ray McDermott SA, 9.375% Sr.
Sub. Bonds, 7/15/06                            1,500,000    1,614,375
----------------------------------------------------------------------
Parker Drilling Corp., 9.75% Gtd.
Sr. Nts., 11/15/06                               600,000      649,500
----------------------------------------------------------------------
Petroleum Heat & Power Co., Inc.,
9.375% Sub. Debs., 2/1/06                      1,150,000    1,040,750
----------------------------------------------------------------------
Pogo Producing Co., 8.75% Sr. Sub.
Nts., 5/15/07                                    910,000      928,200
----------------------------------------------------------------------
Statia Terminals
International/Statia Terminals
(Canada), Inc., 11.75% First Mtg.
Nts., Series B, 11/15/03                         225,000      238,500
----------------------------------------------------------------------
Stone Energy Corp., 8.75% Sr. Sub.
Nts., 9/15/07                                  1,675,000    1,712,687
----------------------------------------------------------------------
Wiser Oil Co., 9.50% Sr. Sub. Nts.,
5/15/07                                          265,000      261,025
                                                          ------------
                                                           12,458,924

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER HIGH INCOME FUND
STATEMENT OF INVESTMENTS (CONTINUED)

                                          PRINCIPAL       MARKET VALUE
                                          AMOUNT(1)       NOTE 1
----------------------------------------------------------------------
FINANCIAL SERVICES - 3.0%
----------------------------------------------------------------------
BANKS & THRIFTS - 0.5%
Bank Plus Corp., 12% Sr. Nts.,
7/18/07                                   $      517,000  $   581,625
----------------------------------------------------------------------
Local Financial Corp., 11% Sr.
Nts., 9/8/04(2)                                  800,000      848,000
                                                          ------------
                                                            1,429,625
----------------------------------------------------------------------
DIVERSIFIED FINANCIAL - 1.8%
Amresco, Inc., 10% Sr. Sub. Nts.,
Series 97-A, 3/15/04                             600,000      625,500
----------------------------------------------------------------------
Bakrie Investindo, Zero Coupon
Promissory Nts., 19.09%, 3/26/98(8)  IDR   1,000,000,000      166,261
----------------------------------------------------------------------
ECM Fund, L.P.I., 14% Sub. Nts.,
6/10/02(2)                                        91,619       91,849
----------------------------------------------------------------------
Emergent Group, Inc., 10.75% Sr.
Nts., 9/15/04                                    425,000      423,406
----------------------------------------------------------------------
Ocwen Capital Trust I, 10.875% Gtd.
Bonds, 8/1/27                                    450,000      490,500
----------------------------------------------------------------------
Ocwen Financial Corp., 11.875%
Nts., 10/1/03                                    850,000      962,625
----------------------------------------------------------------------
Saul (B.F.) Real Estate Investment
Trust, 11.625% Sr. Sec. Nts.,
Series B, 4/1/02                               1,200,000    1,290,000
----------------------------------------------------------------------
Southern Pacific Funding Corp.,
11.50% Sr. Nts., 11/1/04                         600,000      603,000
----------------------------------------------------------------------
Veritas Capital Trust, 10% Gtd.
Debs., 1/1/28(4)                                 525,000      536,812
                                                          ------------
                                                            5,189,953
----------------------------------------------------------------------
INSURANCE - 0.7%
Residential Reinsurance, 11.447%
Nts., 12/15/98(3)                              1,000,000    1,032,175
----------------------------------------------------------------------
Veritas Holdings, Inc., 9.625% Sr.
Nts., 12/15/03                                 1,000,000    1,070,000
                                                          ------------
                                                            2,102,175
----------------------------------------------------------------------
HOUSING RELATED - 0.9%
----------------------------------------------------------------------
BUILDING MATERIALS - 0.2%
Nortek, Inc., 9.25% Sr. Nts.,
Series B, 3/15/07                                600,000      615,000
----------------------------------------------------------------------
HOMEBUILDERS/REAL ESTATE - 0.7%
Continental Homes Holding Corp.,
10% Gtd. Unsec. Bonds, 4/15/06                    80,000       87,600
----------------------------------------------------------------------
First Place Tower, Inc., Units
(each unit consists of one $10
principal amount of 8.50% cv. sub.
debs., 12/15/15 and 40 common
shares)(12)                          CAD         180,660      473,421
----------------------------------------------------------------------
Greystone Homes, Inc., 10.75% Sr.
Gtd. Nts., 3/1/04(2)                             280,000      306,600
----------------------------------------------------------------------
Hovnanian K. Enterprises, Inc.,
11.25% Gtd. Sub. Nts., 4/15/02                   200,000      210,500
----------------------------------------------------------------------
Nortek, Inc., 9.125% Sr. Nts.,
Series B, 9/1/07                               1,000,000    1,020,000
                                                          ------------
                                                            2,098,121
----------------------------------------------------------------------
MANUFACTURING - 5.3%
----------------------------------------------------------------------
AEROSPACE - 2.4%
America West Airlines, Inc., 10.75%
Sr. Nts., 9/1/05(11)                           1,700,000    1,827,500
----------------------------------------------------------------------
Amtran, Inc., 10.50% Sr. Nts.,
8/1/04(4)                                        700,000      731,500
----------------------------------------------------------------------
Atlas Air, Inc.:
10.75% Sr. Nts., 8/1/05                          700,000      742,000
12.25% Pass-Through Certificates,
12/1/02                                          950,000    1,059,250
----------------------------------------------------------------------
Constellation Finance LLC, 9.80%
Airline Receivable Asset-Backed
Nts., Series 1997-1, 1/1/01(2)                   500,000      505,000

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER HIGH INCOME FUND
STATEMENT OF INVESTMENTS (CONTINUED)

                                          PRINCIPAL       MARKET VALUE
                                          AMOUNT(1)       NOTE 1
----------------------------------------------------------------------
AEROSPACE (CONTINUED)

Kitty Hawk, Inc., 9.95% Sr. Nts.,
11/15/04(4)                               $      525,000  $   530,250
----------------------------------------------------------------------
Pegasus Aircraft Lease
Securitization Trust, 11.76% Sr.
Nts., Cl. B, 6/15/04(2)                          340,067      350,847
----------------------------------------------------------------------
Trans World Airlines, Inc., 11.50%
Sr. Sec. Nts., 12/15/04(4)                     1,200,000    1,212,000
                                                          ------------
                                                            6,958,347
----------------------------------------------------------------------
AUTOMOTIVE - 0.9%
Aftermarket Technology Corp., 12%
Sr. Sub. Nts., Series B, 8/1/04                  300,000      334,500
----------------------------------------------------------------------
Cambridge Industries, Inc., 10.25%
Sr. Sub. Nts., 7/15/07(4)                        450,000      472,500
----------------------------------------------------------------------
Collins & Aikman Products Co.,
11.50% Gtd. Sr. Sub. Nts., 4/15/06               100,000      113,000
----------------------------------------------------------------------
Delco Remy International, Inc.,
8.625% Sr. Nts., 12/15/07                        225,000      229,219
----------------------------------------------------------------------
Hayes Wheels International, Inc.:
11% Sr. Sub. Nts., 7/15/06                       600,000      672,000
9.125% Sr. Sub. Nts., 7/15/07                    300,000      311,625
----------------------------------------------------------------------
Lear Corp., 9.50% Sub. Nts.,
7/15/06                                          300,000      330,750
                                                          ------------
                                                            2,463,594
----------------------------------------------------------------------
CAPITAL GOODS - 2.0%
Burke Industries, Inc., 10% Sr.
Nts., 8/15/07(4)                                 375,000      387,187
----------------------------------------------------------------------
Clark-Schwebel, Inc., 10.50% Sr.
Nts., 4/15/06                                    725,000      793,875
----------------------------------------------------------------------
Communications & Power Industries,
Inc., 12% Sr. Sub. Nts., Series B,
8/1/05                                         1,050,000    1,176,000
----------------------------------------------------------------------
Hydrochem Industrial Services,
Inc., 10.375% Sr. Sub. Nts., 8/1/07              675,000      700,313
----------------------------------------------------------------------
Insilco Corp., 10.25% Unsec. Sr.
Sub. Nts., 8/15/07(4)                            825,000      868,313
----------------------------------------------------------------------
International Wire Group, Inc.,
11.75% Sr. Sub. Nts., Series B,
6/1/05                                           475,000      522,500
----------------------------------------------------------------------
Polymer Group, Inc., 9% Sr. Sub.
Nts., 7/1/07                                     450,000      451,125
----------------------------------------------------------------------
Roller Bearing Co. of America,
Inc., 9.625% Gtd. Sr. Sub. Nts.,
6/15/07(2)                                       535,000      541,688
----------------------------------------------------------------------
Synthetic Industries, Inc., 9.25%
Sr. Sub. Nts., 2/15/07                           170,000      180,200
----------------------------------------------------------------------
Titan Wheel International, Inc.,
8.75% Sr. Sub. Nts., 4/1/07                      150,000      157,875
                                                          ------------
                                                            5,779,076
----------------------------------------------------------------------
MEDIA - 11.8%
----------------------------------------------------------------------
BROADCASTING - 2.1%
Capstar Broadcasting Partners,
Inc., 9.25% Sr. Sub. Nts., 7/1/07                600,000      616,500
----------------------------------------------------------------------
Chancellor Radio Broadcasting Co.,
8.75% Sr. Sub. Nts., 6/15/07                     450,000      460,125
----------------------------------------------------------------------
Jacor Communications Co., 8.75%
Gtd. Sr. Sub. Nts., 6/15/07(4)                   455,000      465,238
----------------------------------------------------------------------
Outlet Broadcasting, Inc., 10.875%
Sr. Sub. Nts., 7/15/03(11)                     1,000,000    1,062,842
----------------------------------------------------------------------
Paxson Communications Corp.,
11.625% Sr. Sub. Nts., 10/1/02                   495,000      532,125
----------------------------------------------------------------------
Radio One, Inc., 7% Sr. Sub. Nts.,
Series B, 5/15/04(6)                             400,000      398,000
----------------------------------------------------------------------
Sinclair Broadcast Group, Inc.:
10% Sr. Sub. Nts., 9/30/05                       100,000      105,750
9% Gtd. Sr. Sub. Nts., 7/15/07                 1,300,000    1,332,500

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER HIGH INCOME FUND
STATEMENT OF INVESTMENTS (CONTINUED)

                                          PRINCIPAL       MARKET VALUE
                                          AMOUNT(1)       NOTE 1
----------------------------------------------------------------------
BROADCASTING (CONTINUED)
Young Broadcasting, Inc.:
8.75% Sr. Sub. Debs., 6/15/07             $      650,000  $   646,750
9% Sr. Sub. Nts., Series B, 1/15/06              425,000      427,125
                                                          ------------
                                                            6,046,955
----------------------------------------------------------------------
CABLE TELEVISION - 3.0%
Adelphia Communications Corp.:
10.50% Sr. Unsec. Nts., Series B,
7/15/04                                          340,000      368,050
9.25% Sr. Nts., 10/1/02                          700,000      717,500
9.875% Sr. Nts., Series B, 3/1/07                200,000      212,500
----------------------------------------------------------------------
Cablevision Systems Corp.:
10.50% Sr. Sub. Debs., 5/15/16                   250,000      291,875
9.875% Sr. Sub. Debs., 4/1/23                    450,000      497,250
9.875% Sr. Sub. Nts., 5/15/06                    100,000      110,250
----------------------------------------------------------------------
EchoStar Communications Corp.,
0%/12.875% Sr. Disc. Nts.,
6/1/04(9)                                        200,000      184,000
----------------------------------------------------------------------
EchoStar DBS Corp., 12.50% Gtd.
Nts., 7/1/02                                   2,000,000    2,170,000
----------------------------------------------------------------------
EchoStar Satellite Broadcasting
Corp., 0%/13.125% Sr. Sec. Disc.
Nts., 3/15/04(9)                               1,230,000    1,051,650
----------------------------------------------------------------------
FrontierVision Holdings
LP/FrontierVision Holdings Capital
Corp., 0%/11.875% Sr. Disc. Nts.,
9/15/07(9)                                       135,000       99,900
----------------------------------------------------------------------
Helicon Group LP/Helicon Capital
Corp., 11% Sr. Sec. Nts., Series B,
11/1/03(3)                                       885,000      955,800
----------------------------------------------------------------------
Knology Holdings, Inc., Units (each
unit consists of $1,000 principal
amount of 0%/11.875% sr. disc.
nts., 10/15/07 and one warrant to
purchase .003734 shares of
preferred stock)(2)(9)(12)                       500,000      275,000
----------------------------------------------------------------------
Optel, Inc., 13% Sr. Nts., Series
B, 2/15/05                                       945,000    1,006,425
----------------------------------------------------------------------
Rogers Communications, Inc., 8.75%
Sr. Nts., 7/15/07                    CAD       1,000,000      682,409
----------------------------------------------------------------------
TCI Satellite Entertainment, Inc.,
10.875% Sr. Sub. Nts., 2/15/07(4)                100,000      105,250
                                                          ------------
                                                            8,727,859
----------------------------------------------------------------------
DIVERSIFIED MEDIA - 5.5%
Ackerley Communications, Inc.,
10.75% Sr. Sec. Nts., Series A,
10/1/03                                          750,000      802,500
----------------------------------------------------------------------
GSP I Corp., 10.15% First Mtg.
Bonds, 6/24/10(4)                                462,719      453,127
----------------------------------------------------------------------
Heritage Media Corp., 8.75% Sr.
Sub. Nts., 2/15/06                               160,000      169,600
----------------------------------------------------------------------
Hollywood Theaters, Inc., 10.625%
Sr. Sub. Nts., 8/1/07(4)                         200,000      213,500
----------------------------------------------------------------------
ITT Promedia CVA, 9.125% Sr. Sub.
Nts., 9/15/07(4)                     DEM      19,775,000   11,589,215
----------------------------------------------------------------------
Katz Media Corp., 10.50% Sr. Sub.
Nts., Series B, 1/15/07                          425,000      470,688
----------------------------------------------------------------------
Lamar Advertising Co.:
8.625% Sr. Sub. Nts., 9/15/07                    700,000      722,750
9.625% Sr. Sub. Nts., 12/1/06                    815,000      881,219
----------------------------------------------------------------------
Outdoor Systems, Inc., 8.875% Sr.
Sub. Nts., 6/15/07                               400,000      418,000
----------------------------------------------------------------------
Universal Outdoor, Inc., 9.75% Sr.
Sub. Nts., Series B, 10/15/06                    250,000      281,250
                                                          ------------
                                                           16,001,849

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER HIGH INCOME FUND
STATEMENT OF INVESTMENTS (CONTINUED)

                                          PRINCIPAL       MARKET VALUE
                                          AMOUNT(1)       NOTE 1
----------------------------------------------------------------------
ENTERTAINMENT/FILM - 0.8%
Ascent Entertainment Group, Inc.,
0%/11.875% Sr. Sec. Disc. Nts.,
12/15/04(4)(9)                            $    1,000,000  $   577,500
----------------------------------------------------------------------
Imax Corp., 10% Sr. Nts., 3/1/01               1,600,000    1,688,000
                                                          ------------
                                                            2,265,500
----------------------------------------------------------------------
PUBLISHING/PRINTING - 0.4%
American Lawyer Media Holdings,
Inc., 9.75% Sr. Nts., 12/15/07(4)                625,000      637,500
----------------------------------------------------------------------
Hollinger International Publishing,
Inc., 9.25% Gtd. Sr. Sub. Nts.,
3/15/07                                          200,000      211,000
----------------------------------------------------------------------
Sun Media Corp., 9.50% Sr. Sub.
Nts., 2/15/07                                    350,000      378,000
                                                          ------------
                                                            1,226,500
----------------------------------------------------------------------
OTHER - 1.5%
----------------------------------------------------------------------
CONGLOMERATES - 0.1%
Maxxam Group, Inc., 0%/12.25% Sr.
Sec. Disc. Nts., 8/1/03(9)                       200,000      199,000
----------------------------------------------------------------------
ENVIRONMENTAL - 0.1%
Allied Waste Industries, Inc.,
0%/11.30% Sr. Disc. Nts.,
6/1/07(4)(9)                                     450,000      317,250
----------------------------------------------------------------------
SERVICES - 1.3%
Borg-Warner Security Corp., 9.625%
Sr. Sub. Nts., 3/15/07                           100,000      104,500
----------------------------------------------------------------------
Coinstar, Inc., 0%/13% Sr. Disc.
Nts., 10/1/06(2)(9)                              750,000      618,750
----------------------------------------------------------------------
Comforce Operating, Inc., 12% Sr.
Nts., 12/1/07(4)                                 200,000      202,500
----------------------------------------------------------------------
Kindercare Learning Centers, Inc.,
9.50% Sr. Sub. Nts., 2/15/09                     150,000      150,000
----------------------------------------------------------------------
Oxford Automotive, Inc., 10.125%
Sr. Unsec. Sub. Nts., 6/15/07                  1,000,000    1,056,250
----------------------------------------------------------------------
Protection One Alarm Monitoring,
Inc.:
0%/13.625% Sr. Disc. Nts.,
6/30/05(9)                                       600,000      648,000
6.75% Cv. Gtd. Sr. Sub. Nts.,
9/15/03                                          950,000    1,126,938
                                                          ------------
                                                            3,906,938
----------------------------------------------------------------------
RETAIL - 2.8%
----------------------------------------------------------------------
SPECIALTY RETAILING - 0.4%
Eye Care Centers of America, Inc.,
12% Sr. Nts., 10/1/03                            630,000      683,550
----------------------------------------------------------------------
Finlay Fine Jewelry Corp., 10.625%
Sr. Nts., 5/1/03(2)                               95,000      100,225
----------------------------------------------------------------------
Pantry, Inc. (The), 10.25% Sr. Sub.
Nts., 10/15/07(2)                                300,000      307,500
----------------------------------------------------------------------
Specialty Retailers, Inc., 8.50%
Gtd. Sr. Nts., 7/15/05                           145,000      148,625
                                                          ------------
                                                            1,239,900
----------------------------------------------------------------------
SUPERMARKETS - 2.4%
Fleming Cos., Inc.:
10.50% Sr. Sub. Nts., 12/1/04(4)                 475,000      499,938
10.625% Sr. Sub. Nts., 7/31/07(4)              1,600,000    1,696,000
----------------------------------------------------------------------
Ralph's Grocery Co., 10.45% Sr.
Nts., 6/15/04                                  1,100,000    1,237,500
----------------------------------------------------------------------
Randall's Food Markets, Inc.,
9.375% Sr. Sub. Nts., 7/1/07(4)                1,575,000    1,638,000
----------------------------------------------------------------------
Shoppers Food Warehouse Corp.,
9.75% Sr. Nts., 6/15/04(4)                     1,000,000    1,025,000

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER HIGH INCOME FUND
STATEMENT OF INVESTMENTS (CONTINUED)

                                          PRINCIPAL       MARKET VALUE
                                          AMOUNT(1)       NOTE 1
----------------------------------------------------------------------
SUPERMARKETS (CONTINUED)

Stater Brothers Holdings, Inc., 9%
Sr. Unsec. Sub. Nts., 7/1/04              $      750,000  $   787,500
                                                          ------------
                                                            6,883,938
----------------------------------------------------------------------
TECHNOLOGY - 14.0%
----------------------------------------------------------------------
INFORMATION TECHNOLOGY - 8.4%
Amphenol Corp., 9.875% Sr. Sub.
Nts., 5/15/07                                    275,000      292,875
----------------------------------------------------------------------
CellNet Data Systems, Inc., 0%/14%
Sr. Disc. Nts., 10/1/07(4)(9)                  1,919,000      901,930
----------------------------------------------------------------------
Cellular Communications
International, Inc., Zero Coupon
Sr. Disc. Nts., 12.52%, 8/15/00(8)             2,315,000    1,863,575
----------------------------------------------------------------------
Cellular, Inc., 0%/11.75% Sr. Sub.
Disc. Nts., 9/1/03(9)                          2,000,000    2,015,000
----------------------------------------------------------------------
Clearnet Communications, Inc.,
0%/14.75% Sr. Disc. Nts.,
12/15/05(9)                                      575,000      455,688
----------------------------------------------------------------------
Computervision Corp., 11.375% Sr.
Sub. Nts., 8/15/99                               155,000      156,744
----------------------------------------------------------------------
Concentic Network Corp., Units
(each unit consists of $1,000
principal amount of 12.75% sr.
nts., 12/15/07 and one warrant to
purchase 6.34 shares of common
stock)(4)(12)                                    615,000      632,681
----------------------------------------------------------------------
Consorcio Ecuatoriano de Telecom
SA, 14% Nts., 5/1/02(2)                           15,000       15,150
----------------------------------------------------------------------
Crown Castle International Corp.,
0%/10.625% Sr. Disc. Nts.,
11/15/07(4)(9)                                   800,000      502,000
----------------------------------------------------------------------
Details, Inc., 10% Sr. Sub. Nts.,
11/15/05(4)                                      600,000      616,500
----------------------------------------------------------------------
Dial Call Communications, Inc.,
0%/12.25% Sr. Disc. Nts.,
4/15/04(9)                                     1,200,000    1,149,000
----------------------------------------------------------------------
DII Group, Inc., 8.50% Sr. Sub.
Nts., 9/15/07(4)                                 115,000      113,275
----------------------------------------------------------------------
Dyncorp, Inc., 9.50% Sr. Sub. Nts.,
3/1/07                                           600,000      612,000
----------------------------------------------------------------------
Geotek Communications, Inc., 0%/15%
Sr. Sec. Disc. Nts., 7/15/05(9)                  250,000      146,250
----------------------------------------------------------------------
Iridium LLC/Iridium Capital Corp.,
11.25% Sr. Nts., 7/15/05(4)                      500,000      492,500
----------------------------------------------------------------------
Metrocall, Inc., 9.75% Sr. Sub.
Nts., 11/1/07(4)                                 175,000      173,688
----------------------------------------------------------------------
Microcell Telecommunications, Inc.:
0%/11.125% Sr. Disc. Nts.,
10/15/07(4)(9)                       CAD       1,085,000      428,384
0%/14% Sr. Disc. Nts., Series B,
6/1/06(9)                                      1,000,000      675,000
----------------------------------------------------------------------
Millicom International Cellular SA,
0%/13.50% Sr. Disc. Nts., 6/1/06(9)              500,000      368,750
----------------------------------------------------------------------
Nextel Communications, Inc.:
0%/10.65% Sr. Disc. Nts.,
9/15/07(4)(9)                                  2,000,000    1,270,000
0%/11.50% Sr. Disc. Nts., 9/1/03(9)              700,000      700,000
0%/9.75% Sr. Disc. Nts.,
10/31/07(4)(9)                                 1,775,000    1,091,625
----------------------------------------------------------------------
Occidente y Caribe Celular SA,
0%/14% Sr. Disc. Nts., Series B,
3/15/04(9)                                       300,000      226,500
----------------------------------------------------------------------
Omnipoint Corp.:
11.625% Sr. Nts., 8/15/06                        245,000      259,700
11.625% Sr. Nts., Series A, 8/15/06              620,000      657,200
----------------------------------------------------------------------
ORBCOMM Global LP/ORBCOMM Capital
Corp., 14% Sr. Nts., 8/15/04                     600,000      654,000
----------------------------------------------------------------------
Orion Network Systems, Inc.,
0%/12.50% Sr. Disc. Nts.,
1/15/07(9)                                       800,000      598,000
----------------------------------------------------------------------
Price Communications Cellular
Holdings, Inc., 0%/13.50% Sr. Disc.
Nts., Series A, 8/1/07(2)(9)                   1,000,000      635,000
----------------------------------------------------------------------
Price Communications Wireless,
Inc., 11.75% Sr. Sub. Nts.,
7/15/07(4)                                       325,000      354,250

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER HIGH INCOME FUND
STATEMENT OF INVESTMENTS (CONTINUED)

                                          PRINCIPAL       MARKET VALUE
                                          AMOUNT(1)       NOTE 1
----------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
PriCellular Wireless Corp.:
0%/12.25% Sr. Sub. Disc. Nts.,
10/1/03(9)                                $      500,000  $   515,000
0%/14% Sr. Sub. Disc. Nts.,
11/15/01(9)                                    2,050,000    2,285,750
10.75% Sr. Nts., 11/1/04                         605,000      657,938
----------------------------------------------------------------------
Real Time Data, Inc., Units (each
unit consists of $1,000 principal
amount of 0%/13.50% sub. disc.
nts., 8/15/06 and one warrant to
purchase six ordinary
shares)(2)(9)(12)                              1,000,000      380,000
----------------------------------------------------------------------
Star Choice Communications, Inc.,
Units (each unit consists of $1,000
principal amount of 13% sr. sec.
nts., 12/15/05 and one warrant to
buy common stock)(12)                            700,000      721,000
----------------------------------------------------------------------
Teletrac, Inc., 14% Sr. Nts.,
8/1/07(4)                                        170,000      162,350
----------------------------------------------------------------------
Tracor, Inc., 8.50% Sr. Sub. Nts.,
3/1/07                                           300,000      309,000
----------------------------------------------------------------------
Unisys Corp., 11.75% Sr. Nts.,
10/15/04                                         250,000      286,875
----------------------------------------------------------------------
USA Mobile Communications, Inc. II:
14% Sr. Nts., 11/1/04                            405,000      449,550
9.50% Sr. Nts., 2/1/04                           100,000       98,000
----------------------------------------------------------------------
Wavetek Corp., 10.125% Sr. Sub.
Nts., 6/15/07                                    475,000      486,875
                                                          ------------
                                                           24,409,603
----------------------------------------------------------------------
TELECOMMUNICATIONS/TECHNOLOGY -
5.6%
American Communications Services,
Inc., 13.75% Sr. Nts., 7/15/07(4)                325,000      386,750
----------------------------------------------------------------------
Brooks Fiber Properties, Inc.:
0%/10.875% Sr. Disc. Nts.,
3/1/06(9)                                        550,000      459,250
0%/11.875% Sr. Disc. Nts.,
11/1/06(9)                                       420,000      338,100
10% Sr. Nts., 6/1/07                             800,000      924,000
----------------------------------------------------------------------
BTI Telecom Corp., 10.50% Sr. Nts.,
9/15/07(4)                                       250,000      256,250
----------------------------------------------------------------------
Call-Net Enterprises, Inc.:
0%/9.27% Sr. Disc. Nts., 8/15/07(9)              675,000      460,688
8.375% Sr. Nts., 8/15/07             CAD         100,000       73,383
----------------------------------------------------------------------
COLT Telecom Group plc:
10.125% Sr. Nts., 11/30/07           GBP         400,000      671,324
8.875% Sr. Nts., 11/30/07            DEM         250,000      141,734
Units (each unit consists of $1,000
principal amount of 0%/12% sr.
disc. nts., 12/15/06 and one
warrant to purchase 7.8 ordinary
shares)(9)(12)                                 1,750,000    1,365,000
----------------------------------------------------------------------
Comcast UK Cable Partner Ltd.,
0%/11.20% Sr. Disc. Debs.,
11/15/07(9)                                      575,000      468,625
----------------------------------------------------------------------
Diamond Cable Communications plc,
0%/11.75% Sr. Disc. Nts.,
12/15/05(9)                                      600,000      466,500
----------------------------------------------------------------------
GST Telecommunications, Inc.,
0%/13.875% Cv. Sr. Sub. Disc. Nts.,
12/15/05(4)(9)                                   178,000      136,726
----------------------------------------------------------------------
GST USA, Inc., 0%/13.875% Gtd. Sr.
Disc. Nts., 12/15/05(9)                          775,000      596,750
----------------------------------------------------------------------
ICG Holdings, Inc.:
0%/12.50% Gtd. Sr. Disc. Nts.,
5/1/06(9)                                        115,000       86,825
0%/13.50% Sr. Disc. Nts.,
9/15/05(9)                                       700,000      570,500
----------------------------------------------------------------------
Intermedia Communications, Inc.:
0%/11.25% Sr. Disc. Nts., Series B,
7/15/07(9)                                     1,465,000    1,051,138

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER HIGH INCOME FUND
STATEMENT OF INVESTMENTS (CONTINUED)

                                          PRINCIPAL       MARKET VALUE
                                          AMOUNT(1)       NOTE 1
----------------------------------------------------------------------
TELECOMMUNICATIONS/TECHNOLOGY
(CONTINUED)
Intermedia Communications, Inc.:
(Continued)

8.50% Sr. Nts., 1/15/08(4)                $      500,000  $   502,500
8.875% Sr. Nts., 11/1/07(4)                      490,000      504,700
----------------------------------------------------------------------
McLeodUSA, Inc., 0%/10.50% Sr.
Disc. Nts., 3/1/07(9)                            550,000      398,750
----------------------------------------------------------------------
Metronet Communications Corp.,
0%/10.75% Sr. Disc. Nts.,
11/1/07(4)(9)                                    700,000      432,250
----------------------------------------------------------------------
NEXTLINK Communications, Inc.,
9.625% Sr. Nts., 10/1/07                       1,100,000    1,144,000
----------------------------------------------------------------------
NTL, Inc.:
0%/10.875% Sr. Deferred Coupon
Nts., 10/15/03(9)                                100,000       95,000
10% Sr. Nts., 2/15/07                            400,000      423,000
----------------------------------------------------------------------
Petersburg Long Distance, Inc.:
9% Cv. Sub. Nts., 6/1/06(4)                      170,000      176,163
Units (each unit consists of $1,000
principal amount of 0%/14% sr.
disc. nts., 6/1/04 and one warrant
to purchase 34 ordinary
shares)(4)(9)(12)                              1,150,000    1,098,250
----------------------------------------------------------------------
Qwest Communications International,
Inc., 0%/9.47% Sr. Disc. Nts.,
10/15/07(4)(9)                                 2,100,000    1,428,000
----------------------------------------------------------------------
Teleport Communications Group,
Inc., 0%/11.125% Sr. Disc. Nts.,
7/1/07(9)                                      1,650,000    1,348,875
----------------------------------------------------------------------
Telewest Communications plc, 0%/11%
Sr. Disc. Debs., 10/1/07(9)                      290,000      226,563
----------------------------------------------------------------------
UNIFI Communications, Inc., 14% Sr.
Nts., 3/1/04                                     260,000      205,400
                                                          ------------
                                                           16,436,994
----------------------------------------------------------------------
TRANSPORTATION - 2.1%
----------------------------------------------------------------------
RAILROADS - 0.8%
Transtar Holdings LP/Transtar
Capital Corp., 0%/13.375% Sr. Disc.
Nts., Series B, 12/15/03(9)                    2,500,000    2,200,000
----------------------------------------------------------------------
SHIPPING - 0.8%
Navigator Gas Transport plc:
10.50% First Priority Ship Mtg.
Nts., 6/30/07(4)                               1,125,000    1,198,125
Units (each unit consists of $1,000
principal amount of 12% second
priority ship mtg. nts., 6/30/07
and 7.66 warrants)(4)(12)                        875,000      988,750
----------------------------------------------------------------------
Trico Marine Services, Inc., 8.50%
Gtd. Sr. Nts., 8/1/05(4)                         225,000      229,219
                                                          ------------
                                                            2,416,094
----------------------------------------------------------------------
TRUCKING - 0.5%
Coach USA, Inc., 9.375% Gtd. Sr.
Sub. Nts., Series B, 7/1/07                      960,000      993,600
----------------------------------------------------------------------
Road King Infrastructure Finance
(1997) Ltd., 9.50% Gtd. Unsec.
Unsub. Bonds, 7/15/07(2)                         200,000      166,000
----------------------------------------------------------------------
Tribasa Toll Road Trust, 10.50%
Nts., Series 1993-A, 12/1/11(2)                  456,092      377,416
                                                          ------------
                                                            1,537,016
----------------------------------------------------------------------
UTILITIES - 0.7%
----------------------------------------------------------------------
ELECTRIC UTILITIES - 0.7%
Calpine Corp.:
8.75% Sr. Nts., 7/15/07(4)                       545,000      558,625
9.25% Sr. Nts., 2/1/04                           135,000      138,375
----------------------------------------------------------------------
El Paso Electric Co., 9.40% First
Mtg. Bonds, Series E, 5/1/11                     800,000      904,000

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER HIGH INCOME FUND
STATEMENT OF INVESTMENTS (CONTINUED)

                                          PRINCIPAL       MARKET VALUE
                                          AMOUNT(1)       NOTE 1
----------------------------------------------------------------------
ELECTRIC UTILITIES (CONTINUED)

Panda Global Energy Co., 12.50% Sr.
Nts., 4/15/04(2)                          $      460,000  $   420,900
----------------------------------------------------------------------
Subic Power Corp., 9.50% Sr. Sec.
Nts., 12/28/08                                   128,965      123,192
                                                          ------------
                                                            2,145,092
                                                          ------------
Total Corporate Bonds and Notes
(Cost $161,209,728)                                       167,452,404

                                          SHARES
----------------------------------------------------------------------
COMMON STOCKS - 1.0%
----------------------------------------------------------------------
Celcaribe SA(2)(13)                              121,950      609,750
----------------------------------------------------------------------
CellNet Data Systems, Inc.(13)                     4,800       37,200
----------------------------------------------------------------------
Coinstar, Inc.(13)                                 5,250       47,906
----------------------------------------------------------------------
ECM Fund, L.P.I.(2)                                  150      165,375
----------------------------------------------------------------------
EchoStar Communications Corp., Cl.
A(13)                                              4,000       67,000
----------------------------------------------------------------------
Equitable Bag, Inc.(2)(13)                         3,723       18,615
----------------------------------------------------------------------
Grand Union Co.(13)                               20,511       43,586
----------------------------------------------------------------------
Gulfstream Holding, Inc.(13)                          56           --
----------------------------------------------------------------------
J. Ray McDermott SA(13)                           10,965      471,495
----------------------------------------------------------------------
Omnipoint Corp.(2)(13)                            46,875    1,040,918
----------------------------------------------------------------------
Optel, Inc.(2)(13)                                   945           10
----------------------------------------------------------------------
Station Casinos, Inc.(13)                          5,000       50,938
----------------------------------------------------------------------
Vail Resorts, Inc.(13)                            14,010      363,384
----------------------------------------------------------------------
Walter Industries, Inc.(13)                        6,455      133,134
                                                          ------------
Total Common Stocks (Cost
$1,989,139)                                                 3,049,311
----------------------------------------------------------------------
PREFERRED STOCKS - 4.6%
----------------------------------------------------------------------
AmeriKing, Inc., 13% Cum. Sr.
Exchangeable Preferred Stock,
Non-Vtg.(2)(13)                                      455       12,171
----------------------------------------------------------------------
BankUnited Capital Trust, 10.25%
Redeemable Trust Preferred
Securities(2)                                    750,000      774,375
----------------------------------------------------------------------
California Federal Bank, 11.50%
Non-Cum., Non-Vtg.                                 6,000      679,500
----------------------------------------------------------------------
CGA Group Ltd., Preferred Stock,
Series A(2)(13)                                   62,000    1,550,000
----------------------------------------------------------------------
Clark USA, Inc., 11.50% Cum.
Preferred Stock(4)(14)                               385      409,062
----------------------------------------------------------------------
CRIIMI MAE, Inc., 10.875% Cum. Cv.
Preferred Stock, Series B                         14,000      478,625
----------------------------------------------------------------------
Crown American Realty Trust, 11%
Cum. Non-Vtg. Preferred, Series A                  4,500      235,125
----------------------------------------------------------------------
EchoStar Communications Corp.,
12.125% Sr. Redeemable Exchangeable
Preferred Stock, Series
B(4)(13)(14)                                         825      864,188
----------------------------------------------------------------------
El Paso Electric Co., 11.40%
Preferred Stock, Series A(14)                      9,049    1,002,177
----------------------------------------------------------------------
Fidelity Federal Bank FSB Glendale
California, l2% Non-Cum.
Exchangeable Perpetual Preferred
Stock, Series A(2)                                    20          555
----------------------------------------------------------------------
Golden State Bancorp, 8.75% Cv.
Preferred Stock, Series A                          6,500      592,313
----------------------------------------------------------------------
ICG Holdings, Inc., 14.25%
Exchangeable Preferred Stock                         230      269,100

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER HIGH INCOME FUND
STATEMENT OF INVESTMENTS (CONTINUED)

                                                          MARKET VALUE
                                          SHARES          NOTE 1
----------------------------------------------------------------------
PREFERRED STOCKS (CONTINUED)
----------------------------------------------------------------------
Intermedia Communications, Inc.,
13.50% Exchangeable
Preferred Stock, Series B(14)                        280  $   339,500
----------------------------------------------------------------------
Kelley Oil & Gas Corp., $2.625 Cv.                15,300      336,600
----------------------------------------------------------------------
Navistar International Corp., $6.00
Cv., Series G                                      2,500      149,375
----------------------------------------------------------------------
NEXTLINK Communications, Inc., 14%
Sr. Exchangeable Preferred(14)                    17,669    1,099,895
----------------------------------------------------------------------
Prime Retail, Inc., 8.50% Cv.
Preferred Stock, Series B                         14,500      348,000
----------------------------------------------------------------------
PRIMEDIA, Inc.:
11.625% Preferred Stock, Series
B(14)                                              8,668      936,144
9.20% Preferred Stock, Series
E(2)(13)                                           2,500      250,625
----------------------------------------------------------------------
SD Warren Co., 14% Cum.
Exchangeable, Series B(13)                        22,000    1,083,500
----------------------------------------------------------------------
SFX Broadcasting, Inc., 12.625%
Cum., Series E, Non-Vtg.(14)                         212      242,210
----------------------------------------------------------------------
Spanish Broadcasting Systems, Inc.,
14.25% Cum. Sr. Exchangeable
Preferred Stock, Non-Vtg.(4)(14)                     500      531,250
----------------------------------------------------------------------
Walden Residential Properties,
Inc.:
9.16% Cv. Preferred Stock, Series B               30,000      870,000
9.20% Sr. Preferred Stock                         13,000      333,125
                                                          ------------
Total Preferred Stocks (Cost
$12,064,850)                                               13,387,415
----------------------------------------------------------------------
OTHER SECURITIES - 0.0%
----------------------------------------------------------------------
Intermedia Communications, Inc.,
Depositary Shares representing one
one-hundredth 7% Cum. Cv. Jr.
Preferred Stock, Series E, Non-Vtg.
(4)(13) (Cost $137,505)                            5,660      160,602

                                          UNITS
----------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES -
0.4%
----------------------------------------------------------------------
American Communications Services,
Inc. Wts., Exp. 11/05(2)                             475       45,362
----------------------------------------------------------------------
American Telecasting, Inc. Wts.,
Exp. 6/99(2)                                       6,000           60
----------------------------------------------------------------------
Ames Department Stores, Inc.,
Litigation Trust(2)                               39,658          398
----------------------------------------------------------------------
Australis Media Ltd. Wts., Exp.
5/00(2)                                              125           --
----------------------------------------------------------------------
Capital Gaming International, Inc.
Wts., Exp. 2/99(2)                                21,112           --
----------------------------------------------------------------------
CellNet Data Systems, Inc. Wts.,
Exp. 6/02(2)                                       1,919        3,838
----------------------------------------------------------------------
Cellular Communications
International, Inc. Wts., Exp.
8/03(2)                                            2,920       49,640
----------------------------------------------------------------------
CGA Group Ltd. Wts., Exp. 12/49(2)                62,000       31,000
----------------------------------------------------------------------
Clearnet Communications, Inc. Wts.,
Exp. 9/05                                            660        3,795
----------------------------------------------------------------------
Eye Care Centers of America, Inc.
Wts., Exp. 10/03(2)                                  630        2,205
----------------------------------------------------------------------
Foamex LP/JPS Automotive Corp.
Wts., Exp. 7/99(2)                                   500       10,000
----------------------------------------------------------------------
Gaylord Container Corp. Wts., Exp.
11/02                                             14,410       82,857
----------------------------------------------------------------------
Geotek Communications, Inc. Wts.,
Exp. 7/05(2)                                      52,500       52,500
----------------------------------------------------------------------
Gothic Energy Corp. Wts., Exp. 9/04               14,000       28,000
----------------------------------------------------------------------
ICG Communications, Inc. Wts., Exp.
9/05(2)                                            5,940       74,250
----------------------------------------------------------------------
IHF Capital, Inc. Wts.:
Exp. 11/99(2)                                        250       40,000
Series I Wts., Exp. 11/99(2)                         400       20,000

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER HIGH INCOME FUND
STATEMENT OF INVESTMENTS (CONTINUED)

                                                          MARKET VALUE
                                          UNITS           NOTE 1
----------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES
(CONTINUED)
----------------------------------------------------------------------

In-Flight Phone Corp. Wts., Exp.
8/02                                                 950  $        --
----------------------------------------------------------------------
Jewel Recovery LP, Participation
Units of Limited Partners' Interest                2,360           --
----------------------------------------------------------------------
Microcell Telecommunications, Inc.:
Conditional Wts., Exp. 6/06(2)                     3,200        2,000
Wts., Exp. 6/06(2)                                 3,200       41,600
----------------------------------------------------------------------
NEXTLINK Communications, Inc. Wts.,
Exp. 2/09(2)                                      16,000          160
----------------------------------------------------------------------
Occidente y Caribe Celular SA Wts.,
Exp. 3/04(2)                                       1,200       16,500
----------------------------------------------------------------------
Omnipoint Corp. Wts., Exp. 11/00(2)                7,500      166,547
----------------------------------------------------------------------
Orion Network Systems, Inc. Wts.,
Exp. 1/07(2)                                         800       10,000
----------------------------------------------------------------------
Price Communications Corp. Wts.,
Exp. 8/07(2)                                       3,440           34
----------------------------------------------------------------------
Protection One, Inc. Wts.:
Exp. 11/03(2)                                     28,000      357,000
Exp. 6/05(2)                                       1,600       20,400
----------------------------------------------------------------------
Teletrac, Inc. Wts., Exp. 8/07(2)                    170          935
----------------------------------------------------------------------
Trizec Hahn Corp. Wts., Exp. 7/99                  3,970       18,449
----------------------------------------------------------------------
UNIFI Communications, Inc. Wts.,
Exp. 3/07(2)                                         260          390
----------------------------------------------------------------------
United International Holdings, Inc.
Wts., Exp. 11/99(2)                                1,440       17,280
                                                          ------------
Total Rights, Warrants and
Certificates (Cost $369,452)                                1,095,200

                                          PRINCIPAL
                                          AMOUNT(1)
----------------------------------------------------------------------
STRUCTURED INSTRUMENTS - 8.7%
----------------------------------------------------------------------
Bear Stearns High Yield Composite
Index Linked Nts., 9%, 8/10/98            $   15,000,000   15,000,000
----------------------------------------------------------------------
Canadian Imperial Bank of Commerce,
U.S. Dollar Nts. Linked to the
Ministry of Finance of the Russian
Federation GKO, Zero Coupon, 9.86%,
9/17/98(8)                                     1,250,000    1,079,625
----------------------------------------------------------------------
Goldman Sachs Group, LP, Taiwanese
Dollar Linked Nts., 5.75%, 6/12/98                40,000       40,392
----------------------------------------------------------------------
ING (U.S.) Financial Holdings
Corp., PT Polysindo Linked Nts.,
Zero Coupon, 10.43%, 7/15/98(2)(8)               200,000      180,074
----------------------------------------------------------------------
Merrill Lynch & Co., Inc., U.S.
Dollar Nts. Linked to the Ministry
of Finance of Ukraine OVGZ's, Zero
Coupon, 11.52%, 10/19/98(8)                      235,000      198,316
----------------------------------------------------------------------
Morgan Guaranty Trust Co. of New
York, 2 Times Leveraged Nts. on The
Emerging Markets Bond Index, Zero
Coupon:
5.781%, 1/29/98(8)                             4,000,000    4,163,600
5.75%, 2/4/98(8)                               1,500,000    1,614,300
5.906%, 5/20/98(8)                               500,000      546,150
5.906%, 5/22/98(8)                               500,000      517,350
----------------------------------------------------------------------
Shoshone Partners Loan Trust, 7.50%
Sr. Nts., 5/31/02(2)(3)                        1,979,000    2,098,870
                                                          ------------
Total Structured Instruments (Cost
$25,091,176)                                               25,438,677

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER HIGH INCOME FUND
STATEMENT OF INVESTMENTS (CONTINUED)

                                                                 MARKET VALUE
                                     DATE  STRIKE   CONTRACTS    NOTE 1
-----------------------------------------------------------------------------
PUT OPTIONS PURCHASED - 0.0%
-----------------------------------------------------------------------------
The Emerging Bond Market Index Put
Opt. (Cost $8,190)                   2/98  $341.01  390          $     4,758

                                     PRINCIPAL
                                     AMOUNT(1)
---------------------------------------------------------------
REPURCHASE AGREEMENTS - 25.5%
---------------------------------------------------------------
Repurchase agreement with First
Chicago Capital Markets, 6.60%,
dated 12/31/97, to be repurchased
at $74,177,188 on 1/2/98,
collateralized by U.S. Treasury
Bonds, 8%-10.625%,
8/15/15-11/15/21, with a value of
$54,960,145, and U.S. Treasury
Nts., 5.875%-7.50%,
9/30/01-12/31/01, with a value of
$20,712,858 (Cost $74,150,000)       $74,150,000    74,150,000
---------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST
$305,080,290)                              108.3%  315,552,124
---------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER
ASSETS                                      (8.3)  (24,229,333)
                                     -----------  -------------
NET ASSETS                                 100.0% $291,322,791
                                     -----------  -------------
                                     -----------  -------------

1. Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

ARP    -  Argentine Peso          IDR    -  Indonesian Rupiah
CAD    -  Canadian Dollar         JPY    -  Japanese Yen
DEM    -  German Mark             TRL    -  Turkish Lira
GBP    -  British Pound Sterling

2. Identifies issues considered to be illiquid or restricted - See Note 8 of Notes to Financial Statements.

3. Represents the current interest rate for a variable rate security.

4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $53,485,828 or 18.36% of the Fund's net assets as of December 31, 1997.

5. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.

6. Represents the current interest rate for an increasing rate security.

7. When-issued security to be delivered and settled after December 31, 1997.

8. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.

9. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

10. Non-income producing - issuer is in default of interest payment.

11. Securities with an aggregate market value of $3,871,217 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 6 of Notes to Financial Statements.

12. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units which represent debt securities, principal amount disclosed represents total underlying principal.

13. Non-income producing security.

14. Interest or dividend is paid in kind.

See accompanying Notes to Financial Statements.

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER BOND FUND
STATEMENT OF INVESTMENTS
DECEMBER 31, 1997

                                     PRINCIPAL         MARKET VALUE
                                     AMOUNT(1)         NOTE 1
--------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS - 51.1%
--------------------------------------------------------------------
GOVERNMENT AGENCY - 36.7%
--------------------------------------------------------------------
FHLMC/FNMA/SPONSORED - 23.4%
Federal Home Loan Mortgage Corp.:
Collateralized Mtg. Obligations,
Gtd. Multiclass Mtg. Participation
Certificates, Series 1092, Cl. K,
8.50%, 6/15/21                       $     3,000,000   $  3,265,168
Collateralized Mtg. Obligations,
Gtd. Multiclass Mtg. Participation
Certificates, Series 151, Cl. F,
9%, 5/15/21                                1,000,000      1,085,287
Collateralized Mtg. Obligations,
Gtd. Multiclass Mtg. Participation
Certificates, Series 1712, Cl. B,
6%, 3/15/09                                1,000,000        975,000
Collateralized Mtg. Obligations,
Gtd. Multiclass Mtg. Participation
Certificates, Series 1714, Cl. M,
7%, 8/15/23                                2,000,000      2,010,000
Government National Mortgage Assn.,
Gtd. Multiclass Mtg. Participation
Certificates, Series 26, Cl. B, 6%,
5/25/15                                    6,499,999      6,327,947
Gtd. Multiclass Mtg. Participation
Certificates, 7%, 4/1/26                   4,748,012      4,800,953
Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates,
Series 1610, Cl. PM, 6.25%, 4/15/22        5,000,000      4,975,000
Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates,
Series 1914, Cl. G, 6.50%, 2/15/24         3,000,000      2,951,250
Interest-Only Stripped Mtg.-Backed
Security, Series 177, Cl. B,
9.063%-10.208%, 7/1/26(2)                 42,823,288     12,519,121
--------------------------------------------------------------------
Federal National Mortgage Assn.:
6.50%, 3/1/11                                827,885        833,358
7%, 1/1/13(3)                              8,850,000      8,980,006
7%, 1/25/28(3)                            45,450,000     45,776,785
7%, 11/1/25                                1,173,366      1,186,449
7%, 4/1/04                                   225,391        225,418
7.50%, 1/1/08                                258,228        265,451
7.50%, 1/1/26                              4,554,544      4,670,822
7.50%, 4/1/08                                223,295        229,541
8%, 5/1/17                                   605,292        634,177
Collateralized Mtg. Obligations,
Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates,
8.75%, 11/25/05                            2,773,827      2,922,213
Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates,
Trust 1989-17, Cl. E, 10.40%,
4/25/19                                    1,229,023      1,383,413
Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates,
Trust 1997-25, Cl. B, 7%, 12/18/22         1,370,000      1,387,044
Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates,
Trust G93-31, Cl. PN, 7%, 9/25/23          5,000,000      5,163,355
Interest-Only Stripped Mtg.-Backed
Security, Trust 276, Cl. 2,
12.324%, 10/1/24(2)                       20,577,744      6,250,490
Principal-Only Stripped Mtg.-Backed
Security, Trust 277-C1, 8.42%,
4/1/27(4)                                  3,912,338      3,061,405
                                                       -------------
                                                        121,879,653
--------------------------------------------------------------------
GNMA/GUARANTEED - 13.3%
Government National Mortgage Assn.:
6%, 8/20/27                               11,923,744     12,091,393
6.875%, 10/20/24                           1,978,481      2,034,749

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)

                                     PRINCIPAL         MARKET VALUE
                                     AMOUNT(1)         NOTE 1
--------------------------------------------------------------------
GNMA/GUARANTEED (CONTINUED)
Government National Mortgage Assn.:
(Continued)

6.875%, 10/20/25                     $     3,701,878   $  3,802,532
7%, 1/1/28(3)                             24,025,000     24,201,688
7%, 1/15/09                                  299,533        306,642
7%, 5/15/09                                  312,455        319,576
7.50%, 1/15/27                             2,922,203      2,995,054
7.50%, 12/1/27(3)                         11,000,000     11,268,180
7.50%, 4/15/27                             2,962,971      3,036,839
7.50%, 6/15/27                             2,961,869      3,035,709
7.50%, 7/15/26                             5,876,735      6,025,064
                                                       -------------
                                                         69,117,426
--------------------------------------------------------------------
PRIVATE - 14.4%
--------------------------------------------------------------------
COMMERCIAL - 10.9%
Asset Securitization Corp.:
Commercial Mtg. Pass-Through
Certificates, Series 1997-MD7, Cl.
A6, 8.11%, 1/13/30(5)                        500,000        528,047
Interest-Only Stripped Mtg.-Backed
Security, Series 1997-D5, Cl. A6,
7.184%, 2/14/41(2)                         3,000,000      3,007,500
Interest-Only Stripped Mtg.-Backed
Security, Series 1997-D5, Cl. PS1,
1.367%, 2/14/41(2)                        18,750,000      2,036,133
--------------------------------------------------------------------
BKB Commercial Mortgage Trust,
Commercial Mtg. Obligations, Series
1997-C1, Cl. C, 7.45%, 10/25/00(6)           810,722        814,523
--------------------------------------------------------------------
Capital Lease Funding
Securitization LP, Interest-Only
Stripped Mtg.-Backed Security,
Series 1997-CTL1, 10.611%,
6/22/24(2)(6)                             33,119,181      1,583,097
--------------------------------------------------------------------
Commercial Mortgage Acceptance
Corp., Collateralized Mtg.
Obligation, Series 1996-C1, Cl. D,
7.658%, 12/25/20(5)(6)                     2,500,000      2,583,594
--------------------------------------------------------------------
CRIIMI MAE Trust I, Collateralized
Mtg. Obligations, Series 1996-C1,
Cl. A-2, 7.56%, 8/30/05(7)                 2,000,000      2,047,188
--------------------------------------------------------------------
FDIC Trust, Gtd. Real Estate Mtg.
Investment Conduit Pass-Through
Certificates:
Series 1994-C1, Cl. 2-D, 8.70%,
9/25/25(6)                                 1,500,000      1,556,250
Series 1994-C1, Cl. 2-E, 8.70%,
9/25/25(6)                                 1,500,000      1,558,050
--------------------------------------------------------------------
First Union-Lehman Brothers
Commercial Mortgage Trust,
Interest-Only Stripped Mtg.-Backed
Security, Series 1997-C1, 7.083%,
4/18/27(2)                                17,027,190      1,327,921
--------------------------------------------------------------------
General Motors Acceptance Corp.:
Collateralized Mtg. Obligations,
Series 1995-C2, Cl. D, 7.192%,
1/15/08                                    3,500,000      3,508,750
Interest-Only Stripped Mtg.-Backed
Security, Series 1997-C1, Cl. X,
8.905%, 7/15/27(2)                        19,479,477      1,960,122
--------------------------------------------------------------------
GS Mortgage Securities Corp. II,
Commercial Mtg. Pass-Through
Certificates:
Series 1997-CL1, Cl. F, 7.353%,
7/13/30                                    1,000,000      1,018,125
Series 1997-CL1, Cl. F, 7.823%,
7/13/30                                    4,000,000      4,143,750
--------------------------------------------------------------------
Merrill Lynch Mortgage Investors,
Inc., Mtg. Pass-Through
Certificates:
Series 1996-C1, Cl. D, 7.42%,
4/25/28                                    2,000,000      2,039,531
Series 1997-C2, Cl. D, 7.075%,
12/10/29                                   4,000,000      3,988,750

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)

                                     PRINCIPAL         MARKET VALUE
                                     AMOUNT(1)         NOTE 1
--------------------------------------------------------------------
COMMERCIAL (CONTINUED)
Morgan Stanley Capital I, Inc.,
Commercial Mtg. Pass-Through
Certificates:
Series 1996-C1, Cl. D-1, 7.51%,
2/15/28(5)(6)                        $     1,000,000   $  1,016,563
Series 1997-XL1, Cl. F, 7.42%,
10/3/30(5)                                 2,500,000      2,510,938
--------------------------------------------------------------------
NationsCommercial Corp., NB
Commercial Mtg. Pass-Through
Certificates:
Series-DMC, Cl. B, 8.562%,
8/12/11(6)                                 1,600,000      1,697,000
Series-DMC, Cl. C, 8.921%,
8/12/11(7)                                 3,500,000      3,737,344
--------------------------------------------------------------------
Potomac Gurnee Financial Corp.,
Commercial Mtg. Pass-Through
Certificates:
Series 1, Cl. C, 7.217%,
12/21/26(6)                                  250,000        255,825
Series 1, Cl. D, 7.683%,
12/21/26(6)                                  500,000        515,800
--------------------------------------------------------------------
Resolution Trust Corp., Commercial
Mtg. Pass-Through Certificates:
Series 1994-C1, Cl. C, 8%, 6/25/26         1,500,000      1,530,900
Series 1995-C1, Cl. D, 6.90%,
2/25/27                                    3,000,000      2,987,119
--------------------------------------------------------------------
Structured Asset Securities Corp.:
Commercial Mtg. Pass-Through
Certificates, Series 1997-LLI, Cl.
E, 7.30%, 10/20/34                         4,000,000      4,027,500
Multiclass Pass-Through
Certificates, Series 1996-C3, Cl.
C, 7.375%, 6/25/30(5)(6)                   3,000,000      3,029,063
Multiclass Pass-Through
Certificates, Series 1996-CFL, Cl.
D, 7.034%, 2/25/28                         1,800,000      1,800,000
                                                       -------------
                                                         56,809,383
--------------------------------------------------------------------
MANUFACTURED HOUSING - 0.1%
Green Tree Financial Corp., Series
1994-6, Cl. A3, 7.70%, 1/15/20               606,220        608,494
--------------------------------------------------------------------
MULTI-FAMILY - 0.5%
Countrywide Funding Corp., Mtg.
Pass-Through Certificates, Series
1993-12, Cl. B1, 6.625%, 2/25/24           1,000,000        971,044
--------------------------------------------------------------------
Merrill Lynch Trust, Collateralized
Mtg. Obligations, Gtd. Multiclass
Mtg. Participation Certificates,
Series 43, Cl. E, 6.50%, 8/27/15             500,000        497,810
--------------------------------------------------------------------
Resolution Trust Corp., Commercial
Mtg. Pass-Through Certificates,
Series 1991-M5, Cl. A, 9%, 3/25/17         1,226,291      1,240,916
                                                       -------------
                                                          2,709,770
--------------------------------------------------------------------
OTHER - 0.1%
GE Capital Mortgage Services, Inc.,
Series 1994-14, Cl. A1, 6.50%,
4/25/24                                       68,492         68,256
--------------------------------------------------------------------
Salomon Brothers Mortgage
Securities VI:
Interest-Only Stripped Mtg.-Backed
Security, Series 1987-3, Cl. B,
7.102%, 10/23/17(2)                          111,586         31,820
Principal-Only Stripped Mtg.-Backed
Security, Series 1987-3, Cl. A,
15.181%, 10/23/17(4)                         113,751         96,866
                                                       -------------
                                                            196,942
--------------------------------------------------------------------
RESIDENTIAL - 2.8%
Contimortgage Home Equity Loan
Trust, Series 1995-2, Cl. A2,
7.95%, 4/15/10                                25,452         25,437
--------------------------------------------------------------------
CS First Boston Mortgage Securities
Corp., Mtg. Pass-Through
Certificates, Series 1997-C1, Cl.
E, 7.50%, 3/1/11(6)                        4,500,000      4,658,850
--------------------------------------------------------------------
First Chicago/Lennar Trust 1,
Commercial Mtg. Pass-Through
Certificates, Series 1997-CHL1,
8.116%, 7/25/06(5)(6)                      4,024,000      4,225,602
--------------------------------------------------------------------
Morgan Stanley Capital I, Inc.,
Commercial Mtg. Pass-Through
Certificates:
Series 1997-HF1, Cl. E, 7.55%,
7/15/29(6)                                 1,500,000      1,518,984
Series 1997-WF1, Cl. E, 7.49%,
5/15/09(6)                                 1,000,000      1,008,750

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)

                                     PRINCIPAL         MARKET VALUE
                                     AMOUNT(1)         NOTE 1
--------------------------------------------------------------------
RESIDENTIAL (CONTINUED)

NationsBank Trust, Lease
Pass-Through Certificates, Series
1997A-1, 7.442%, 1/10/11(5)          $     2,500,000   $  2,604,688
--------------------------------------------------------------------
Ryland Mortgage Securities Corp.
III, Sub. Bonds, Series 1992-A, Cl.
1A, 8.268%, 3/29/30(5)                       346,586        352,435
                                                       -------------
                                                         14,394,746
                                                       -------------
Total Mortgage-Backed Obligations
(Cost $263,590,350)                                     265,716,414
--------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 24.8%
--------------------------------------------------------------------
U.S. Treasury Bonds:
10.375%, 11/15/09(8)                         500,000        625,156
10.375%, 11/15/12                            500,000        664,844
12.75%, 11/15/10                           1,000,000      1,427,501
7.25%, 5/15/16                            33,000,000     37,578,783
9.25%, 2/15/16                             8,300,000     11,259,473
--------------------------------------------------------------------
U.S. Treasury Nts.:
5.75%, 11/30/02                            3,667,000      3,671,587
6.375%, 8/15/02                           14,250,000     14,624,077
6.50%, 10/15/06                            8,840,000      9,259,909
6.625%, 5/15/07                            4,000,000      4,236,252
6.75%, 6/30/99(9)                         22,150,000     22,503,027
7.25%, 5/15/04                             1,000,000      1,079,688
7.25%, 8/15/04                            13,665,000     14,775,295
7.50%, 11/15/01                            3,150,000      3,341,955
7.875%, 1/15/98                            1,900,000      1,902,377
9.25%, 8/15/98(9)                          2,000,000      2,044,376
                                                       -------------
Total U.S. Government Obligations
(Cost $124,042,603)                                     128,994,300

-------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS -
0.7%
-------------------------------------------------------------------------
Lithuania (Republic of) Bonds,
7.125%, 7/22/02(6)                                950,000        930,990
-------------------------------------------------------------------------
Ontario, Canada (Province of)
Bonds, 8%, 10/17/01                               750,000        798,300
-------------------------------------------------------------------------
PT Hutama Karya Medium-Term Nts.,
Zero Coupon, 27.053%, 3/17/98(10)    IDR    1,000,000,000        168,151
-------------------------------------------------------------------------
South Africa (Republic of) Bonds:
Series 150, 12%, 2/28/05             ZAR        4,777,350        906,523
Series 162, 12.50%, 1/15/02          ZAR        3,665,780        724,547
Series 175, 9%, 10/15/02             ZAR          905,340        154,973
                                                            -------------
Total Foreign Government
Obligations (Cost $3,878,519)                                  3,683,484
-------------------------------------------------------------------------
LOAN PARTICIPATIONS - 0.2%
-------------------------------------------------------------------------
Colombia (Republic of) 1989-1990
Integrated Loan Facility Bonds,
6.75%, 7/1/01 (Cost
$1,085,369)(5)(6)                               1,143,214      1,091,770
-------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES - 0.4%
-------------------------------------------------------------------------
Dade County, FL Educational
Facilities Authority:
Exchangeable Revenue Bonds,
University of Miami, Prerefunded,
MBIA Insured, 7.65%, 4/1/10                       175,000        192,019

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)

                                          PRINCIPAL         MARKET VALUE
                                          AMOUNT(1)         NOTE 1
-------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES
(CONTINUED)
-------------------------------------------------------------------------
Dade County, FL Educational
Facilities Authority: (Continued)

Revenue Bonds, University of Miami,
MBIA Insured, 7.65%, 4/1/10               $       205,000   $    223,144
Taxable Exchange Revenue Bonds,
University of Miami, MBIA Insured,
7.65%, 4/1/10                                     120,000        130,621
-------------------------------------------------------------------------
Pinole, CA Redevelopment Agency Tax
Allocation Taxable Bonds, Pinole
Vista Redevelopment, Series B,
8.35%, 8/1/17                                     670,000        712,887
-------------------------------------------------------------------------
Port of Portland, OR Special
Obligation Taxable Revenue Bonds,
PAMCO Project, 9.20%, 5/15/22                     500,000        607,190
                                                            -------------
Total Municipal Bonds and Notes
(Cost $1,664,376)                                              1,865,861
-------------------------------------------------------------------------
CORPORATE BONDS AND NOTES - 34.4%
-------------------------------------------------------------------------
BASIC INDUSTRY - 1.3%
-------------------------------------------------------------------------
CHEMICALS - 0.4%
Quantum Chemical Corp., 10.375%
First Mtg. Nts., 6/1/03                         2,100,000      2,203,589
-------------------------------------------------------------------------
PAPER - 0.9%
Boise Cascade Corp., 9.90% Nts.,
3/15/00                                           750,000        803,701
-------------------------------------------------------------------------
Fletcher Challenge Capital Canada,
Inc., 7.75% Nts., 6/20/06                       1,800,000      1,943,305
-------------------------------------------------------------------------
Potlatch Corp., 9.46% Medium-Term
Nts., 4/2/02                                      500,000        559,844
-------------------------------------------------------------------------
Scotia Pacific Holding Co., 7.95%
Timber Collateralized Nts., 7/20/15             1,412,832      1,466,254
                                                            -------------
                                                               4,773,104
-------------------------------------------------------------------------
CONSUMER RELATED - 3.1%
-------------------------------------------------------------------------
CONSUMER PRODUCTS - 1.3%
Harman International Industries,
Inc., 7.32% Nts., 7/1/07                        5,000,000      5,218,230
-------------------------------------------------------------------------
Procter & Gamble Co., 9.36% Debs.,
Series A, 1/1/21                                  500,000        644,266
-------------------------------------------------------------------------
Toro Co., 7.125% Nts., 6/15/07                  1,000,000      1,030,664
                                                            -------------
                                                               6,893,160
-------------------------------------------------------------------------
FOOD/BEVERAGES/TOBACCO - 0.5%
Bass America, Inc., 6.75% Gtd.
Nts., 8/1/99                                      750,000        762,071
-------------------------------------------------------------------------
Coca-Cola Enterprises, Inc., 6.95%
Debs., 11/15/26                                 1,000,000      1,015,027
-------------------------------------------------------------------------
Gruma SA de CV, 7.625% Bonds,
10/15/07(7)                                       700,000        689,261
                                                            -------------
                                                               2,466,359
-------------------------------------------------------------------------
HEALTHCARE - 0.2%
Roche Holdings, Inc., 2.75% Bonds,
4/14/00                                         1,250,000      1,171,875
-------------------------------------------------------------------------
HOTEL/GAMING - 0.9%
Circus Circus Enterprises, Inc.,
6.75% Nts., 7/15/03                               375,000        373,046
-------------------------------------------------------------------------
Hilton Hotels Corp., 7.95% Sr.
Nts., 4/15/07                                   4,000,000      4,306,608
                                                            -------------
                                                               4,679,654
-------------------------------------------------------------------------
TEXTILE/APPAREL - 0.2%
Fruit of the Loom, Inc., 7% Debs.,
3/15/11                                         1,097,000      1,081,372
-------------------------------------------------------------------------
ENERGY - 3.9%
-------------------------------------------------------------------------
BP America, Inc., 10.875% Nts.,
8/1/01                               CAD        1,000,000        808,427
-------------------------------------------------------------------------
Coastal Corp., 8.75% Sr. Nts.,
5/15/99                                           500,000        516,919
-------------------------------------------------------------------------
Colorado International Gas Corp.,
10% Sr. Debs., 6/15/05                            500,000        604,269

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)

                                          PRINCIPAL         MARKET VALUE
                                          AMOUNT(1)         NOTE 1
-------------------------------------------------------------------------
ENERGY (CONTINUED)
-------------------------------------------------------------------------

Eastern Energy Ltd., 6.75% Sr.
Nts., 12/1/06(7)                          $     2,000,000   $  2,013,104
-------------------------------------------------------------------------
Enron Corp., 9.875% Debs., 6/15/03                375,000        434,418
-------------------------------------------------------------------------
Enterprise Oil plc, 6.70% Sr. Nts.,
9/15/07                                         4,000,000      4,108,420
-------------------------------------------------------------------------
Global Marine, Inc., 7.125% Nts.,
9/1/07(6)                                       8,000,000      8,080,000
-------------------------------------------------------------------------
HNG Internorth/Enron Corp., 9.625%
Debs., 3/15/06                                    500,000        600,241
-------------------------------------------------------------------------
McDermott, Inc., 9.375% Nts.,
3/15/02                                           400,000        425,942
-------------------------------------------------------------------------
Mitchell Energy & Development
Corp., 9.25% Sr. Nts., 1/15/02                     55,000         60,515
-------------------------------------------------------------------------
Saga Petroleum ASA, 7.25% Debs.,
9/23/27                                         1,000,000      1,026,844
-------------------------------------------------------------------------
Texaco Capital, Inc., 8.875% Gtd.
Debs., 9/1/21                                     500,000        626,775
-------------------------------------------------------------------------
TransCanada PipeLines Ltd., 9.875%
Debs., 1/1/21                                     750,000        997,500
                                                            -------------
                                                              20,303,374
-------------------------------------------------------------------------
FINANCIAL SERVICES - 10.6%
-------------------------------------------------------------------------
BANKS & THRIFTS - 1.3%
Banco Ganadero SA, 9.75%
Medium-Term Nts., 8/26/99(7)                      125,000        127,344
-------------------------------------------------------------------------
BankAmerica Corp., 7.75% Sub. Nts.,
7/15/02                                           750,000        793,961
-------------------------------------------------------------------------
Banque Centrale de Tunisie, 7.50%
Nts., 9/19/07                                     900,000        846,802
-------------------------------------------------------------------------
Chase Manhattan Corp. (New),
10.125% Sub. Nts., 11/1/00                        750,000        827,285
-------------------------------------------------------------------------
Citicorp Capital I, 7.933% Gtd.
Bonds, 2/15/27                                  2,000,000      2,138,990
-------------------------------------------------------------------------
First Chicago Corp.:
11.25% Sub. Nts., 2/20/01                         750,000        857,208
9% Sub. Nts., 6/15/99                             150,000        156,123
-------------------------------------------------------------------------
First Fidelity Bancorp, 8.50% Sub.
Capital Nts., 4/1/98                              850,000        854,519
-------------------------------------------------------------------------
Suntrust Banks, Inc., 8.875% Debs.,
2/1/98                                            500,000        501,029
                                                            -------------
                                                               7,103,261
-------------------------------------------------------------------------
DIVERSIFIED FINANCIAL - 5.6%
Aeltus CBO II Ltd./Aeltus CBO II
Corp., 7.982% Sr. Sec. Sub. Bonds,
8/6/09(6)                                       5,000,000      5,062,500
-------------------------------------------------------------------------
American General Finance Corp.,
5.875% Sr. Nts., 7/1/00                           196,000        194,883
-------------------------------------------------------------------------
Fleet Mtg. Group, Inc., 6.50% Nts.,
9/15/99                                           500,000        503,650
-------------------------------------------------------------------------
Ford Motor Credit Co., 6.75% Nts.,
8/15/08                                         1,000,000      1,012,842
-------------------------------------------------------------------------
Guangdong Enterprises Holdings
Ltd., 8.875% Sr. Nts., 5/22/07(7)                 610,000        563,829
-------------------------------------------------------------------------
Household Finance Corp., 8.95%
Debs., 9/15/99                                    500,000        522,488
-------------------------------------------------------------------------
Household International BV, 6% Gtd.
Sr. Nts., 3/15/99                                 131,000        131,269
-------------------------------------------------------------------------
HSBC Americas Capital Trust II,
8.38% Capital Securities,
5/15/27(7)                                      3,000,000      3,198,993
-------------------------------------------------------------------------
Merrill Lynch & Co., Inc.:
6.56% Nts., 12/16/07                            2,000,000      2,010,162
6.875% Nts., 3/1/03                               750,000        770,451
-------------------------------------------------------------------------
Morgan Stanley, Dean Witter,
Discover & Co., 7% Debs., 10/1/13               1,000,000      1,018,604
-------------------------------------------------------------------------
Norsk Hydro AS, 8.75% Bonds,
10/23/01                                        1,000,000      1,077,500
-------------------------------------------------------------------------
Penske Truck Leasing Co. LP, 7.75%
Sr. Nts., 5/15/99                               1,000,000      1,023,932

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)

                                          PRINCIPAL         MARKET VALUE
                                          AMOUNT(1)         NOTE 1
-------------------------------------------------------------------------
DIVERSIFIED FINANCIAL (CONTINUED)

Rank Group Finance plc, 6.75% Gtd.
Nts., 11/30/04                            $     3,000,000   $  3,010,500
-------------------------------------------------------------------------
Salomon, Inc., 7.30% Nts., 5/15/02              1,000,000      1,035,115
-------------------------------------------------------------------------
SunAmerica, Inc., 9.95% Debs.,
2/1/12                                          3,000,000      3,765,333
-------------------------------------------------------------------------
U.S. Leasing International, Inc.,
6.625% Sr. Nts., 5/15/03                          750,000        761,647
-------------------------------------------------------------------------
Washington Mutual Capital I, 8.375%
Gtd. Bonds, 6/1/27                              3,000,000      3,271,428
                                                            -------------
                                                              28,935,126
-------------------------------------------------------------------------
INSURANCE - 3.7%
Aetna Services, Inc., 7.125% Nts.,
8/15/06                                         1,000,000      1,031,609
-------------------------------------------------------------------------
Allmerica Capital I, 8.207% Debs.,
2/3/27                                          2,000,000      2,209,596
-------------------------------------------------------------------------
CNA Financial Corp., 6.25% Nts.,
11/15/03                                        2,195,000      2,166,584
-------------------------------------------------------------------------
Liberty Mutual Insurance Co.,
7.697% Nts., 10/15/2097(6)                      7,000,000      7,359,044
-------------------------------------------------------------------------
Prudential Insurance Co. of
America:
6.875% Nts., 4/15/03(7)                         3,000,000      3,035,838
7.65% Surplus Nts., 7/1/07(7)                   3,000,000      3,186,858
-------------------------------------------------------------------------
SunAmerica, Inc., 9% Sr. Nts.,
1/15/99                                           196,000        201,222
                                                            -------------
                                                              19,190,751
-------------------------------------------------------------------------
MANUFACTURING - 0.5%
-------------------------------------------------------------------------
AUTOMOTIVE - 0.5%
Chrysler Corp., 7.40% Debs.,
8/1/2097                                        2,000,000      2,141,498
-------------------------------------------------------------------------
Johnson Controls, Inc., 7.70%
Debs., 3/1/15                                     500,000        564,073
                                                            -------------
                                                               2,705,571
-------------------------------------------------------------------------
MEDIA - 4.2%
-------------------------------------------------------------------------
CABLE TELEVISION - 0.5%
TKR Cable I, Inc., 10.50% Sr.
Debs., 10/30/07                                 2,200,000      2,445,617
-------------------------------------------------------------------------
DIVERSIFIED MEDIA - 3.4%
GSP I Corp., 10.15% First Mtg.
Bonds, 6/24/10(7)                               1,110,527      1,087,506
-------------------------------------------------------------------------
News America Holdings, Inc.,
10.125% Gtd. Sr. Debs., 10/15/12                  500,000        591,928
-------------------------------------------------------------------------
Time Warner Entertainment Co. LP,
8.375% Sr. Debs., 3/15/23                       1,295,000      1,481,516
-------------------------------------------------------------------------
Time Warner, Inc., 9.15% Debs.,
2/1/23                                         12,000,000     14,791,788
                                                            -------------
                                                              17,952,738
-------------------------------------------------------------------------
ENTERTAINMENT/FILM - 0.1%
Columbia Pictures Entertainment,
Inc., 9.875% Sr. Sub. Nts., 2/1/98                500,000        501,292
-------------------------------------------------------------------------
PUBLISHING/PRINTING - 0.2%
Reed Elsevier, Inc., 6.625% Nts.,
10/15/23(7)                                       600,000        587,754
-------------------------------------------------------------------------
Reed Publishing (USA), Inc., 7.66%
Medium-Term Nts., 2/19/99                         500,000        508,750
                                                            -------------
                                                               1,096,504
-------------------------------------------------------------------------
OTHER - 3.0%
-------------------------------------------------------------------------
CONGLOMERATES - 0.2%
Tenneco, Inc. (New):
10.20% Debs., 3/15/08                             400,000        512,797

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)

                                          PRINCIPAL         MARKET VALUE
                                          AMOUNT(1)         NOTE 1
-------------------------------------------------------------------------
CONGLOMERATES (CONTINUED)
Tenneco, Inc. (New): (Continued)

8.075% Nts., 10/1/02                      $       650,000   $    696,023
                                                            -------------
                                                               1,208,820
-------------------------------------------------------------------------
SERVICES - 2.8%
Archer Daniels Midland Co., 7.125%
Debs., 3/1/13                                     750,000        800,963
-------------------------------------------------------------------------
Comcast Cable Communications, Inc.,
8.125% Unsec. Nts., 5/1/04                      5,000,000      5,404,590
-------------------------------------------------------------------------
ENSCO International, Inc.:
6.75% Nts., 11/15/07                            5,000,000      5,035,175
7.20% Nts., 11/15/27                            3,000,000      3,055,386
                                                            -------------
                                                              14,296,114
-------------------------------------------------------------------------
RETAIL - 1.0%
-------------------------------------------------------------------------
SPECIALTY RETAILING - 1.0%
Staples, Inc., 7.125% Sr. Nts.,
8/15/07                                         5,000,000      5,104,230
-------------------------------------------------------------------------
TECHNOLOGY - 3.4%
-------------------------------------------------------------------------
INFORMATION TECHNOLOGY - 0.8%
U.S. Cellular Corp., 7.25% Nts.,
8/15/07                                         4,000,000      4,088,556
-------------------------------------------------------------------------
TELECOMMUNICATIONS/TECHNOLOGY -
2.6%
Bell Cablemedia plc, 0%/11.95% Sr.
Disc. Nts., 7/15/04(11)                         2,100,000      1,984,500
-------------------------------------------------------------------------
Shaw Communications, Inc., 8.54%
Debs., 9/30/27                       CAD        3,000,000      1,948,549
-------------------------------------------------------------------------
U S West Capital Funding, Inc.:
7.30% Gtd. Unsec. Nts., 1/15/07                 5,000,000      5,194,145
7.95% Gtd. Bonds, 2/1/2097                      4,000,000      4,446,788
                                                            -------------
                                                              13,573,982

--------------------------------------------------------------------
TRANSPORTATION - 1.4%
--------------------------------------------------------------------
AIR TRANSPORTATION - 1.2%
UAL Corp., 9.125% Debs., 1/15/12           5,000,000      6,015,535
--------------------------------------------------------------------
RAILROADS - 0.2%
Kansas City Southern Industries,
Inc., 6.625% Nts., 3/1/05                    750,000        758,272
--------------------------------------------------------------------
Union Pacific Corp., 9.65%
Medium-Term Nts., 4/17/00                    400,000        429,143
                                                       -------------
                                                          1,187,415
--------------------------------------------------------------------
UTILITIES - 2.0%
--------------------------------------------------------------------
ELECTRIC UTILITIES - 0.9%
Cleveland Electric Illuminating
Co./Toledo Edison Co., 7.13% Sec.
Nts., Series B, 7/1/07                     3,000,000      3,173,586
--------------------------------------------------------------------
Long Island Lighting Co., 7% Nts.,
3/1/04                                       150,000        151,842
--------------------------------------------------------------------
Public Service Co. of Colorado,
8.75% First Mtg. Bonds, 3/1/22               750,000        828,344
--------------------------------------------------------------------
South Carolina Electric & Gas Co.,
9% Mtg. Bonds, 7/15/06                       500,000        583,366
                                                       -------------
                                                          4,737,138
--------------------------------------------------------------------
GAS UTILITIES - 0.5%
Consolidated Natural Gas Co.,
6.625% Debs., 12/1/13                      1,000,000      1,018,392

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)

                                     PRINCIPAL         MARKET VALUE
                                     AMOUNT(1)         NOTE 1
--------------------------------------------------------------------
GAS UTILITIES (CONTINUED)

National Fuel Gas Co., 7.75% Debs.,
2/1/04                               $       500,000   $    532,226
--------------------------------------------------------------------
Texas Gas Transmission Corp.,
8.625% Nts., 4/1/04                          500,000        555,629
--------------------------------------------------------------------
Washington Gas Light Co., 8.75%
First Mtg. Bonds, 7/1/19                     500,000        518,978
                                                       -------------
                                                          2,625,225
--------------------------------------------------------------------
TELEPHONE UTILITIES - 0.6%
Alltel Corp., 6.50% Debs., 11/1/13         1,000,000      1,003,891
--------------------------------------------------------------------
GTE Corp.:
8.85% Debs., 3/1/98                          750,000        753,043
9.375% Debs., 12/1/00                        500,000        541,604
--------------------------------------------------------------------
Northern Telecom Ltd., 6.875% Nts.,
10/1/02                                      500,000        513,475
                                                       -------------
                                                          2,812,013
                                                       -------------
Total Corporate Bonds and Notes
(Cost $175,107,227)                                     179,152,375

                                     SHARES
--------------------------------------------------------------------
PREFERRED STOCKS - 0.6%
--------------------------------------------------------------------
Allstate Financing I, 7.95% Gtd.
Quarterly Income Preferred
Securities, Series A (Cost
$3,000,000)                                  120,000      3,112,500

                                     PRINCIPAL
                                     AMOUNT(1)
--------------------------------------------------------------------
STRUCTURED INSTRUMENTS - 0.9%
--------------------------------------------------------------------
Canadian Imperial Bank of Commerce
(New York Branch) Canadian Dollar
Three Month Banker's Acceptance
Linked Maximum Rate Nts., 8.66%,
4/13/98                              $       500,000        494,700
--------------------------------------------------------------------
Canadian Imperial Bank of Commerce,
U.S. Dollar Nts. Linked to the
Ministry of Finance of the Russian
Federation GKO, Zero Coupon,
9.857%, 9/17/98(10)                        2,300,000      1,986,510
--------------------------------------------------------------------
Goldman Sachs Group, LP:
South Korean Won Linked Nts.,
5.60%, 1/20/98                               100,000        103,530
Taiwanese Dollar Linked Nts.,
5.75%, 6/12/98                               200,000        201,960
--------------------------------------------------------------------
Lehman Brothers Holdings, Inc.
Greek Drachma/Swiss Franc Linked
Nts., Zero Coupon, 14.709%,
1/15/98(10)                                  800,000        832,000
--------------------------------------------------------------------
Merrill Lynch & Co., Inc., Units,
9.75%, 6/15/99 (representing debt
of Chemical Banking Corp., sub.
capital nts., and equity of
Citicorp, 7.75% preferred, series
22)(6)                                     1,000,000      1,172,800
--------------------------------------------------------------------
Morgan Guaranty Trust Co. of New
York, Japanese Government Bond 193
Currency Protected Bank Nts.,
8.14%, 4/29/98                                10,000          5,871
                                                       -------------
Total Structured Instruments (Cost
$4,976,564)                                               4,797,371

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)

                                     PRINCIPAL         MARKET VALUE
                                     AMOUNT(1)         NOTE 1
--------------------------------------------------------------------
REPURCHASE AGREEMENTS - 2.6%
--------------------------------------------------------------------
Repurchase agreement with Smith,
Barney, Harris, Upham & Co., Inc.,
6.625%, dated 12/31/97, to be
repurchased at $13,504,969 on
1/2/98, collateralized by U.S.
Treasury Bonds, 8.875%-11.25%,
2/15/15-2/15/19, with a value of
$13,829,656 (Cost $13,500,000)       $    13,500,000   $ 13,500,000
--------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST
$590,845,008)                                  115.7%   601,914,075
--------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER
ASSETS                                         (15.7)   (81,836,047)
                                     ---------------   -------------
NET ASSETS                                     100.0%  $520,078,028
                                     ---------------   -------------
                                     ---------------   -------------

1. Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

CAD    -  Canadian Dollar         IDR    -  Indonesian Rupiah
ZAR    -  South African Rand

2. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.

3. When-issued security to be delivered and settled after December 31, 1997.

4. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows.

5. Represents the current interest rate for a variable rate security.

6. Identifies issues considered to be illiquid or restricted - See Note 8 of Notes to Financial Statements.

7. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $20,275,019 or 3.90% of the Fund's net assets as of December 31, 1997.

8. A sufficient amount of securities has been designated to cover outstanding forward foreign currency exchange contracts. See Note 5 of Notes to Financial Statements.

9. Securities with an aggregate market value of $2,349,157 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 6 of Notes to Financial Statements.

10. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.

11. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

See accompanying Notes to Financial Statements.

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER CAPITAL APPRECIATION FUND STATEMENT OF INVESTMENTS
DECEMBER 31, 1997

                                                   MARKET VALUE
                                     SHARES        NOTE 1
---------------------------------------------------------------
COMMON STOCKS - 88.0%
---------------------------------------------------------------
CONSUMER CYCLICALS - 13.5%
---------------------------------------------------------------
LEISURE & ENTERTAINMENT - 3.5%
CKE Restaurants, Inc.                     273,500  $11,521,187
---------------------------------------------------------------
Landry's Seafood Restaurants,
Inc.(1)                                   340,000    8,160,000
---------------------------------------------------------------
Outback Steakhouse, Inc.(1)               150,000    4,312,500
---------------------------------------------------------------
Signature Resorts, Inc.(1)                320,000    7,000,000
                                                   ------------
                                                    30,993,687
---------------------------------------------------------------
RETAIL: GENERAL - 2.1%
Jones Apparel Group, Inc.(1)              219,600    9,442,800
---------------------------------------------------------------
Nautica Enterprises, Inc.(1)              130,000    3,022,500
---------------------------------------------------------------
North Face, Inc. (The)(1)                 165,000    3,630,000
---------------------------------------------------------------
Vans, Inc.(1)                             150,000    2,268,750
                                                   ------------
                                                    18,364,050
---------------------------------------------------------------
RETAIL: SPECIALTY - 7.9%
Cendant Corp.(1)                          570,310   19,604,406
---------------------------------------------------------------
Fred Meyer, Inc.(1)                       170,000    6,183,750
---------------------------------------------------------------
General Nutrition Cos., Inc.              550,000   18,700,000
---------------------------------------------------------------
Linens 'N Things, Inc.(1)                 300,500   13,109,312
---------------------------------------------------------------
Petco Animal Supplies, Inc.(1)            330,000    7,920,000
---------------------------------------------------------------
TJX Cos., Inc.                            120,000    4,125,000
                                                   ------------
                                                    69,642,468
---------------------------------------------------------------
CONSUMER NON-CYCLICALS - 16.7%
---------------------------------------------------------------
HEALTHCARE/DRUGS - 3.0%
BioChem Pharma, Inc.(1)                   360,000    7,515,000
---------------------------------------------------------------
Dura Pharmaceuticals, Inc.(1)             230,000   10,551,250
---------------------------------------------------------------
Human Genome Sciences, Inc.(1)            120,000    4,770,000
---------------------------------------------------------------
Incyte Pharmaceuticals, Inc.(1)            62,800    2,826,000
---------------------------------------------------------------
Nuerocrine Biosciences, Inc.(1)           105,000      826,875
                                                   ------------
                                                    26,489,125
---------------------------------------------------------------
HEALTHCARE/SUPPLIES & SERVICES -
12.5%
AmeriSource Health Corp., Cl. A(1)        136,600    8,025,250
---------------------------------------------------------------
Covance, Inc.(1)                          300,000    5,962,500
---------------------------------------------------------------
ESC Medical Systems Ltd.(1)               292,100   11,318,875
---------------------------------------------------------------
FPA Medical Management, Inc.(1)           460,000    8,567,500
---------------------------------------------------------------
HEALTHSOUTH Corp.(1)                      340,000    9,435,000
---------------------------------------------------------------
Integ, Inc.(1)                            111,500      446,000
---------------------------------------------------------------
McKesson Corp.                             70,000    7,573,125
---------------------------------------------------------------
MedPartners, Inc.(1)                      175,000    3,915,625

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER CAPITAL APPRECIATION FUND STATEMENT OF INVESTMENTS (CONTINUED)

                                                   MARKET VALUE
                                     SHARES        NOTE 1
---------------------------------------------------------------
HEALTHCARE/SUPPLIES & SERVICES
(CONTINUED)

Parexel International Corp.(1)            235,000  $ 8,695,000
---------------------------------------------------------------
Pediatrix Medical Group, Inc.(1)          200,000    8,550,000
---------------------------------------------------------------
PhyCor, Inc.(1)                           159,000    4,293,000
---------------------------------------------------------------
Quintiles Transnational Corp.(1)          150,000    5,737,500
---------------------------------------------------------------
Renal Treatment Centers, Inc.(1)          405,000   14,630,625
---------------------------------------------------------------
Total Renal Care Holdings, Inc.(1)        454,333   12,494,157
                                                   ------------
                                                   109,644,157
---------------------------------------------------------------
HOUSEHOLD GOODS - 1.2%
Blyth Industries, Inc.(1)                 352,500   10,552,969
---------------------------------------------------------------
ENERGY - 5.6%
---------------------------------------------------------------
ENERGY SERVICES & PRODUCERS - 5.6%
Calpine Corp.(1)                          232,500    3,458,437
---------------------------------------------------------------
Coflexip SA, Sponsored ADR                 80,000    4,440,000
---------------------------------------------------------------
Cooper Cameron Corp.(1)                    80,000    4,880,000
---------------------------------------------------------------
Diamond Offshore Drilling, Inc.           153,800    7,401,625
---------------------------------------------------------------
Global Industries Ltd.(1)                 300,000    5,100,000
---------------------------------------------------------------
Halliburton Co.                           200,000   10,387,500
---------------------------------------------------------------
Nabors Industries, Inc.(1)                200,000    6,287,500
---------------------------------------------------------------
Santa Fe International Corp.              180,000    7,323,750
                                                   ------------
                                                    49,278,812
---------------------------------------------------------------
FINANCIAL - 11.9%
---------------------------------------------------------------
BANKS - 1.4%
Providian Financial Corp.                 120,000    5,422,500
---------------------------------------------------------------
TCF Financial Corp.                       200,000    6,787,500
                                                   ------------
                                                    12,210,000
---------------------------------------------------------------
DIVERSIFIED FINANCIAL - 3.7%
Affiliated Managers Group, Inc.(1)        190,000    5,510,000
---------------------------------------------------------------
Arm Financial Group, Inc., Cl. A          300,000    7,912,500
---------------------------------------------------------------
Associates First Capital Corp., Cl.
A                                         161,000   11,451,125
---------------------------------------------------------------
C.I.T. Group, Inc., Cl. A(1)              234,700    7,569,075
                                                   ------------
                                                    32,442,700
---------------------------------------------------------------
INSURANCE - 6.8%
ACE Ltd.                                   50,000    4,825,000
---------------------------------------------------------------
CapMAC Holdings, Inc.                     100,600    3,495,850
---------------------------------------------------------------
Conseco, Inc.                             300,000   13,631,250
---------------------------------------------------------------
Everest Reinsurance Holdings, Inc.        250,000   10,312,500
---------------------------------------------------------------
Executive Risk, Inc.                      135,000    9,424,687
---------------------------------------------------------------
EXEL Ltd.                                  70,000    4,436,250
---------------------------------------------------------------
Frontier Insurance Group, Inc.            200,000    4,575,000

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER CAPITAL APPRECIATION FUND STATEMENT OF INVESTMENTS (CONTINUED)

                                                   MARKET VALUE
                                     SHARES        NOTE 1
---------------------------------------------------------------
INSURANCE (CONTINUED)

Travelers Property Casualty Corp.,
Cl. A                                     200,000  $ 8,800,000
                                                   ------------
                                                    59,500,537
---------------------------------------------------------------
INDUSTRIAL - 12.5%
---------------------------------------------------------------
INDUSTRIAL SERVICES - 10.0%
AccuStaff, Inc.(1)                        330,000    7,590,000
---------------------------------------------------------------
Affiliated Computer Services, Inc.,
Cl. A(1)                                  200,000    5,262,500
---------------------------------------------------------------
Allied Waste Industries, Inc.(1)          604,300   14,087,744
---------------------------------------------------------------
American Disposal Services, Inc.(1)       175,400    6,402,100
---------------------------------------------------------------
Cambridge Technology Partners,
Inc.(1)                                   486,600   20,254,725
---------------------------------------------------------------
CIBER, Inc.(1)                            231,300   13,415,400
---------------------------------------------------------------
Newpark Resources, Inc.(1)                346,800    6,069,000
---------------------------------------------------------------
U.S. Rentals, Inc.(1)                     181,500    4,265,250
---------------------------------------------------------------
United Rentals, Inc.(1)                   125,000    2,414,063
---------------------------------------------------------------
USA Waste Services, Inc.(1)               196,600    7,716,550
                                                   ------------
                                                    87,477,332
---------------------------------------------------------------
MANUFACTURING - 2.5%
Tyco International Ltd.                   410,000   18,475,625
---------------------------------------------------------------
U.S. Filter Corp.(1)                      108,600    3,251,213
                                                   ------------
                                                    21,726,838
---------------------------------------------------------------
TECHNOLOGY - 27.8%
---------------------------------------------------------------
COMPUTER HARDWARE - 1.3%
Telxon Corp.                              480,000   11,460,000
---------------------------------------------------------------
COMPUTER SOFTWARE/SERVICES - 16.6%
Aspen Technologies, Inc.(1)               315,700   10,812,725
---------------------------------------------------------------
Cap Gemini SA                             105,000    8,613,479
---------------------------------------------------------------
Citrix Systems, Inc.(1)                   240,000   18,240,000
---------------------------------------------------------------
Compuware Corp.(1)                        310,000    9,920,000
---------------------------------------------------------------
Harbinger Corp.(1)                        276,500    7,776,563
---------------------------------------------------------------
HBO & Co.                                 380,000   18,240,000
---------------------------------------------------------------
Hypercom Corp.(1)                         183,200    2,587,700
---------------------------------------------------------------
JDA Software Group, Inc.(1)               400,000   14,000,000
---------------------------------------------------------------
Oracle Corp.(1)                           100,000    2,231,250
---------------------------------------------------------------
Rogue Wave Software, Inc.(1)              150,000    1,659,375
---------------------------------------------------------------
Saville Systems Ireland plc,
Sponsored ADR(1)                          450,000   18,675,000
---------------------------------------------------------------
Synopsys, Inc.(1)                         275,000    9,831,250
---------------------------------------------------------------
USWeb Corp.(1)                            310,000    2,906,250
---------------------------------------------------------------
Versant Object Technology Corp.(1)        225,000    3,107,813
---------------------------------------------------------------
Visio Corp.(1)                            440,000   16,885,000
                                                   ------------
                                                   145,486,405

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER CAPITAL APPRECIATION FUND STATEMENT OF INVESTMENTS (CONTINUED)

                                                   MARKET VALUE
                                     SHARES        NOTE 1
---------------------------------------------------------------
ELECTRONICS - 2.4%
Lernout & Hauspie Speech Products
NV(1)                                     177,500  $ 8,253,750
---------------------------------------------------------------
Vitesse Semiconductor Corp.(1)            185,000    6,983,750
---------------------------------------------------------------
Waters Corp.(1)                           150,000    5,643,750
                                                   ------------
                                                    20,881,250
---------------------------------------------------------------
TELECOMMUNICATIONS-TECHNOLOGY -
7.5%
Advanced Fibre Communications,
Inc.(1)                                   110,000    3,203,750
---------------------------------------------------------------
Allen Telecom, Inc.(1)                    121,200    2,234,625
---------------------------------------------------------------
Comverse Technology, Inc.(1)              120,000    4,680,000
---------------------------------------------------------------
Newbridge Networks Corp.(1)               210,000    7,323,750
---------------------------------------------------------------
Nextel Communications, Inc., Cl.
A(1)                                      350,000    9,100,000
---------------------------------------------------------------
Pacific Gateway Exchange, Inc.(1)          50,000    2,690,625
---------------------------------------------------------------
Scientific-Atlanta, Inc.                  170,000    2,847,500
---------------------------------------------------------------
Tel-Save Holdings, Inc.(1)                130,000    2,583,750
---------------------------------------------------------------
Teledata Communications Ltd.(1)           234,800    4,285,100
---------------------------------------------------------------
Tellabs, Inc.(1)                          170,000    8,988,750
---------------------------------------------------------------
Uniphase Corp.(1)                         203,000    8,399,125
---------------------------------------------------------------
WinStar Communications, Inc.              380,000    9,476,250
                                                   ------------
                                                    65,813,225
                                                   ------------
Total Common Stocks (Cost
$605,998,270)                                      771,963,555

                                     PRINCIPAL
                                     AMOUNT
---------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS AND
NOTES - 0.3%
---------------------------------------------------------------
United Waste Systems, Inc., 4.50%
Cv. Sub. Nts., 6/1/01 (Cost
$2,000,000)(2)                       $  2,000,000    2,775,000
---------------------------------------------------------------
REPURCHASE AGREEMENTS - 12.2%
---------------------------------------------------------------
Repurchase agreement with Smith,
Barney, Harris, Upham & Co., Inc.,
6.625%, dated 12/31/97, to be
repurchased at $107,289,474 on
1/2/98, collateralized by U.S.
Treasury Bonds, 8.875%-11.25%,
2/15/15-2/15/19, with a value of
$109,868,933 (Cost $107,250,000)      107,250,000  107,250,000
---------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST
$715,248,270)                               100.5% 881,988,555
---------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER
ASSETS                                       (0.5)  (4,181,082 )
                                     ------------  ------------
NET ASSETS                                  100.0% $877,807,473
                                     ------------  ------------
                                     ------------  ------------

1. Non-income producing security.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $2,775,000 or 0.32% of the Fund's net assets as of December 31, 1997.

See accompanying Notes to Financial Statements.

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GROWTH FUND
STATEMENT OF INVESTMENTS
DECEMBER 31, 1997

                                                   MARKET VALUE
                                     SHARES        NOTE 1
---------------------------------------------------------------
COMMON STOCKS - 78.9%
---------------------------------------------------------------
BASIC MATERIALS - 2.2%
---------------------------------------------------------------
CHEMICALS - 2.2%
Crompton & Knowles Corp.                   38,200  $ 1,012,300
---------------------------------------------------------------
Ferro Corp.                                80,000    1,945,000
---------------------------------------------------------------
Morton International, Inc.                127,000    4,365,625
---------------------------------------------------------------
Praxair, Inc.                              45,600    2,052,000
---------------------------------------------------------------
Scotts Co. (The), Cl. A(1)                 56,000    1,694,000
                                                   ------------
                                                    11,068,925
---------------------------------------------------------------
CONSUMER CYCLICALS - 14.0%
---------------------------------------------------------------
AUTOS & HOUSING - 2.4%
Arvin Industries, Inc.                     54,300    1,808,869
---------------------------------------------------------------
Autoliv, Inc.                              54,889    1,797,615
---------------------------------------------------------------
Centex Corp.                               39,000    2,454,562
---------------------------------------------------------------
Furniture Brands International,
Inc.(1)                                    60,100    1,232,050
---------------------------------------------------------------
Magna International, Inc., Cl. A           22,000    1,381,875
---------------------------------------------------------------
Pulte Corp.                                22,000      919,875
---------------------------------------------------------------
Toll Brothers, Inc.(1)                     90,000    2,407,500
                                                   ------------
                                                    12,002,346
---------------------------------------------------------------
LEISURE & ENTERTAINMENT - 1.5%
Callaway Golf Co.                          82,200    2,347,837
---------------------------------------------------------------
Carnival Corp., Cl. A                      75,000    4,153,125
---------------------------------------------------------------
Disney (Walt) Co.                           7,000      693,437
                                                   ------------
                                                     7,194,399
---------------------------------------------------------------
MEDIA - 1.5%
Chancellor Media Corp.(1)                  30,000    2,238,750
---------------------------------------------------------------
New York Times Co.                         78,000    5,157,750
                                                   ------------
                                                     7,396,500
---------------------------------------------------------------
RETAIL: GENERAL - 4.1%
CVS Corp.                                 114,500    7,335,156
---------------------------------------------------------------
Dayton Hudson Corp.                        30,000    2,025,000
---------------------------------------------------------------
Federated Department Stores,
Inc.(1)                                    65,000    2,799,062
---------------------------------------------------------------
Jones Apparel Group, Inc.(1)               76,500    3,289,500
---------------------------------------------------------------
Nautica Enterprises, Inc.(1)               62,000    1,441,500
---------------------------------------------------------------
Tommy Hilfiger Corp.(1)                    95,800    3,364,975
                                                   ------------
                                                    20,255,193
---------------------------------------------------------------
RETAIL: SPECIALTY - 4.5%
Bed Bath & Beyond, Inc.(1)                 21,000      808,500
---------------------------------------------------------------
Cendant Corp.(1)                          110,000    3,781,250
---------------------------------------------------------------
Ethan Allen Interiors, Inc.                70,500    2,718,656

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GROWTH FUND
STATEMENT OF INVESTMENTS (CONTINUED)

                                                   MARKET VALUE
                                     SHARES        NOTE 1
---------------------------------------------------------------
RETAIL: SPECIALTY (CONTINUED)

Gap, Inc.                                  25,500  $   903,656
---------------------------------------------------------------
Intimate Brands, Inc., Cl. A               95,000    2,285,937
---------------------------------------------------------------
Nine West Group, Inc.(1)                   43,600    1,130,875
---------------------------------------------------------------
Ross Stores, Inc.                          60,000    2,182,500
---------------------------------------------------------------
Stride Rite Corp.                          35,000      420,000
---------------------------------------------------------------
Tiffany & Co.                              44,000    1,586,750
---------------------------------------------------------------
TJX Cos., Inc.                             92,000    3,162,500
---------------------------------------------------------------
Williams-Sonoma, Inc.(1)                   75,500    3,161,562
                                                   ------------
                                                    22,142,186
---------------------------------------------------------------
CONSUMER NON-CYCLICALS - 14.0%
---------------------------------------------------------------
FOOD - 4.3%
Hershey Foods Corp.                        20,000    1,238,750
---------------------------------------------------------------
JP Foodservice, Inc.(1)                    32,600    1,204,162
---------------------------------------------------------------
Kroger Co.(1)                              49,000    1,809,937
---------------------------------------------------------------
McCormick & Co., Inc., Non-Vtg.            13,000      364,000
---------------------------------------------------------------
Richfood Holdings, Inc.                    87,200    2,463,400
---------------------------------------------------------------
Safeway, Inc.(1)                          152,000    9,614,000
---------------------------------------------------------------
Smithfield Foods, Inc.(1)                  82,000    2,706,000
---------------------------------------------------------------
Suiza Foods Corp.(1)                       29,750    1,771,984
                                                   ------------
                                                    21,172,233
---------------------------------------------------------------
HEALTHCARE/DRUGS - 3.8%
Biogen, Inc.(1)                            26,000      945,750
---------------------------------------------------------------
Lilly (Eli) & Co.                          74,180    5,164,782
---------------------------------------------------------------
Pfizer, Inc.                               90,000    6,710,625
---------------------------------------------------------------
Schering-Plough Corp.                      92,800    5,765,200
                                                   ------------
                                                    18,586,357
---------------------------------------------------------------
HEALTHCARE/SUPPLIES & SERVICES -
4.5%
Becton, Dickinson & Co.                    25,000    1,250,000
---------------------------------------------------------------
HealthCare COMPARE Corp.(1)                70,800    3,619,650
---------------------------------------------------------------
HEALTHSOUTH Corp.(1)                       88,000    2,442,000
---------------------------------------------------------------
Lincare Holdings, Inc.(1)                  82,700    4,713,900
---------------------------------------------------------------
Medtronic, Inc.                            35,000    1,830,937
---------------------------------------------------------------
Minimed, Inc.(1)                           46,800    1,819,350
---------------------------------------------------------------
Oxford Health Plans, Inc.(1)               54,800      852,825
---------------------------------------------------------------
Renal Treatment Centers, Inc.(1)           50,000    1,806,250
---------------------------------------------------------------
VISX, Inc.(1)                              11,000      243,375
---------------------------------------------------------------
WellPoint Health Networks, Inc.(1)         88,400    3,734,900
                                                   ------------
                                                    22,313,187
---------------------------------------------------------------
HOUSEHOLD GOODS - 0.2%
Blyth Industries, Inc.(1)                  25,000      748,437

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GROWTH FUND
STATEMENT OF INVESTMENTS (CONTINUED)

                                                   MARKET VALUE
                                     SHARES        NOTE 1
---------------------------------------------------------------
TOBACCO - 1.2%
Philip Morris Cos., Inc.                  102,000  $ 4,621,875
---------------------------------------------------------------
RJR Nabisco Holdings Corp.                 40,000    1,500,000
                                                   ------------
                                                     6,121,875
---------------------------------------------------------------
ENERGY - 5.8%
---------------------------------------------------------------
ENERGY SERVICES & PRODUCERS - 3.8%
BJ Services Co.(1)                         25,000    1,798,437
---------------------------------------------------------------
ENSCO International, Inc.                  68,000    2,278,000
---------------------------------------------------------------
Global Marine, Inc.(1)                    100,000    2,450,000
---------------------------------------------------------------
Halliburton Co.                            89,800    4,663,987
---------------------------------------------------------------
Nabors Industries, Inc.(1)                 53,900    1,694,481
---------------------------------------------------------------
Smith International, Inc.(1)               38,000    2,332,250
---------------------------------------------------------------
Varco International, Inc.(1)              166,200    3,562,913
                                                   ------------
                                                    18,780,068
---------------------------------------------------------------
OIL-INTEGRATED - 2.0%
Camco International, Inc.                  48,500    3,088,844
---------------------------------------------------------------
Mobil Corp.                                18,200    1,313,813
---------------------------------------------------------------
Phillips Petroleum Co.                     33,000    1,604,625
---------------------------------------------------------------
Royal Dutch Petroleum Co., NY
Shares                                     10,000      541,875
---------------------------------------------------------------
Texaco, Inc.                               29,000    1,576,875
---------------------------------------------------------------
USX-Marathon Group                         58,000    1,957,500
                                                   ------------
                                                    10,083,532
---------------------------------------------------------------
FINANCIAL - 17.8%
---------------------------------------------------------------
BANKS - 5.6%
Banc One Corp.                            127,262    6,911,917
---------------------------------------------------------------
BankBoston Corp.                           23,000    2,160,563
---------------------------------------------------------------
Barnett Banks, Inc.                        38,000    2,731,250
---------------------------------------------------------------
Chase Manhattan Corp. (New)                15,640    1,712,580
---------------------------------------------------------------
Credito Italiano                        1,320,000    4,072,746
---------------------------------------------------------------
Fleet Financial Group, Inc.                20,000    1,498,750
---------------------------------------------------------------
Greenpoint Financial Corp.                 12,000      870,750
---------------------------------------------------------------
Societe Generale                           21,500    2,930,586
---------------------------------------------------------------
Star Banc Corp.                            43,500    2,495,813
---------------------------------------------------------------
State Street Corp.                         39,200    2,280,950
                                                   ------------
                                                    27,665,905
---------------------------------------------------------------
DIVERSIFIED FINANCIAL - 8.1%
Associates First Capital Corp., Cl.
A                                          55,000    3,911,875
---------------------------------------------------------------
Countrywide Credit Industries, Inc.        10,000      428,750
---------------------------------------------------------------
Fannie Mae                                 36,000    2,054,250
---------------------------------------------------------------
Finova Group, Inc.                         60,800    3,021,000
---------------------------------------------------------------
Franklin Resources, Inc.                   23,100    2,008,256

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GROWTH FUND
STATEMENT OF INVESTMENTS (CONTINUED)

                                                   MARKET VALUE
                                     SHARES        NOTE 1
---------------------------------------------------------------
DIVERSIFIED FINANCIAL (CONTINUED)

Freddie Mac                                60,000  $ 2,516,250
---------------------------------------------------------------
Green Tree Financial Corp.                128,000    3,352,000
---------------------------------------------------------------
Merrill Lynch & Co., Inc.                  44,000    3,209,250
---------------------------------------------------------------
MGIC Investment Corp.                      32,200    2,141,300
---------------------------------------------------------------
Money Store, Inc. (The)                    40,000      840,000
---------------------------------------------------------------
Morgan Stanley, Dean Witter,
Discover & Co.                             40,200    2,376,825
---------------------------------------------------------------
Price (T. Rowe) Associates, Inc.           30,500    1,917,688
---------------------------------------------------------------
Schwab (Charles) Corp.                     30,000    1,258,125
---------------------------------------------------------------
Travelers Group, Inc.                     203,499   10,963,509
                                                   ------------
                                                    39,999,078
---------------------------------------------------------------
INSURANCE - 4.1%
ACE Ltd.                                   25,800    2,489,700
---------------------------------------------------------------
Allstate Corp.                             27,500    2,499,063
---------------------------------------------------------------
Conseco, Inc.                              90,000    4,089,375
---------------------------------------------------------------
Equitable Cos., Inc.                       69,000    3,432,750
---------------------------------------------------------------
Executive Risk, Inc.                       40,000    2,792,500
---------------------------------------------------------------
Progressive Corp.                          15,000    1,798,125
---------------------------------------------------------------
SunAmerica, Inc.                           78,500    3,355,875
                                                   ------------
                                                    20,457,388
---------------------------------------------------------------
INDUSTRIAL - 5.9%
---------------------------------------------------------------
ELECTRICAL EQUIPMENT - 0.7%
Emerson Electric Co.                       37,000    2,088,188
---------------------------------------------------------------
General Electric Co.                       18,000    1,320,750
                                                   ------------
                                                     3,408,938
---------------------------------------------------------------
INDUSTRIAL MATERIALS - 0.7%
Rayonier, Inc.                             32,400    1,379,025
---------------------------------------------------------------
Southdown, Inc.                            36,900    2,177,100
                                                   ------------
                                                     3,556,125
---------------------------------------------------------------
INDUSTRIAL SERVICES - 0.7%
Corrections Corp. of America(1)            55,000    2,038,438
---------------------------------------------------------------
Kent Electronics Corp.(1)                  56,000    1,407,000
                                                   ------------
                                                     3,445,438
---------------------------------------------------------------
MANUFACTURING - 2.3%
Aeroquip-Vickers, Inc.                     35,000    1,717,188
---------------------------------------------------------------
AGCO Corp.                                 25,200      737,100
---------------------------------------------------------------
American Standard Cos., Inc.(1)            50,000    1,915,625
---------------------------------------------------------------
Illinois Tool Works, Inc.                  45,000    2,705,625
---------------------------------------------------------------
MascoTech, Inc.                            97,000    1,782,375
---------------------------------------------------------------
Sealed Air Corp.(1)                        38,000    2,346,500
                                                   ------------
                                                    11,204,413

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GROWTH FUND
STATEMENT OF INVESTMENTS (CONTINUED)

                                                   MARKET VALUE
                                     SHARES        NOTE 1
---------------------------------------------------------------
TRANSPORTATION - 1.5%
Canadian Pacific Ltd. (New)                90,000  $ 2,452,500
---------------------------------------------------------------
Kansas City Southern Industries,
Inc.                                      153,000    4,857,750
                                                   ------------
                                                     7,310,250
---------------------------------------------------------------
TECHNOLOGY - 18.2%
---------------------------------------------------------------
COMPUTER HARDWARE - 5.7%
Adaptec, Inc.(1)                          167,200    6,207,300
---------------------------------------------------------------
Cabletron Systems, Inc.(1)                 87,000    1,305,000
---------------------------------------------------------------
Compaq Computer Corp.                      82,000    4,627,875
---------------------------------------------------------------
EMC Corp.(1)                               84,000    2,304,750
---------------------------------------------------------------
Gateway 2000, Inc.(1)                      80,600    2,629,575
---------------------------------------------------------------
International Business Machines
Corp.                                      37,000    3,868,813
---------------------------------------------------------------
Quantum Corp.(1)                           40,000      802,500
---------------------------------------------------------------
Seagate Technology, Inc.(1)               180,000    3,465,000
---------------------------------------------------------------
Sun Microsystems, Inc.(1)                  36,000    1,435,500
---------------------------------------------------------------
Western Digital Corp.(1)                   85,000    1,365,313
                                                   ------------
                                                    28,011,626
---------------------------------------------------------------
COMPUTER SOFTWARE/SERVICES - 7.3%
BMC Software, Inc.(1)                      58,400    3,832,500
---------------------------------------------------------------
Computer Associates International,
Inc.                                       39,000    2,062,125
---------------------------------------------------------------
First Data Corp.                           93,000    2,720,250
---------------------------------------------------------------
Gartner Group, Inc., Cl. A(1)              91,000    3,389,750
---------------------------------------------------------------
HBO & Co.                                  65,000    3,120,000
---------------------------------------------------------------
Microsoft Corp.(1)                         69,000    8,918,250
---------------------------------------------------------------
Network Associates, Inc.(1)                75,900    4,013,213
---------------------------------------------------------------
Peoplesoft, Inc.(1)                       130,800    5,101,200
---------------------------------------------------------------
Structural Dynamics Research
Corp.(1)                                   60,600    1,363,500
---------------------------------------------------------------
Sungard Data Systems, Inc.(1)              54,000    1,674,000
                                                   ------------
                                                    36,194,788
---------------------------------------------------------------
ELECTRONICS - 2.4%
Analog Devices, Inc.(1)                    28,333      784,470
---------------------------------------------------------------
LSI Logic Corp.(1)                         50,000      987,500
---------------------------------------------------------------
Sanmina Corp.(1)                           49,000    3,319,750
---------------------------------------------------------------
Teradyne, Inc.(1)                          30,000      960,000
---------------------------------------------------------------
Vitesse Semiconductor Corp.(1)             48,200    1,819,550
---------------------------------------------------------------
Waters Corp.(1)                           100,000    3,762,500
                                                   ------------
                                                    11,633,770
---------------------------------------------------------------
TELECOMMUNICATIONS-TECHNOLOGY -
2.8%
Ascend Communications, Inc.(1)             25,750      630,875
---------------------------------------------------------------
Newbridge Networks Corp.(1)                30,000    1,046,250
---------------------------------------------------------------
Pairgain Technologies, Inc.(1)             85,000    1,646,875

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GROWTH FUND
STATEMENT OF INVESTMENTS (CONTINUED)

                                                   MARKET VALUE
                                     SHARES        NOTE 1
---------------------------------------------------------------
TELECOMMUNICATIONS-TECHNOLOGY
(CONTINUED)

Tellabs, Inc.(1)                          128,200  $ 6,778,575
---------------------------------------------------------------
WorldCom, Inc.                            125,000    3,781,250
                                                   ------------
                                                    13,883,825
---------------------------------------------------------------
UTILITIES - 1.0%
---------------------------------------------------------------
ELECTRIC UTILITIES - 0.6%
American Electric Power Co., Inc.          11,550      596,269
---------------------------------------------------------------
CalEnergy, Inc.(1)                         59,500    1,710,625
---------------------------------------------------------------
CMS Energy Corp.                           16,200      713,813
                                                   ------------
                                                     3,020,707
---------------------------------------------------------------
TELEPHONE UTILITIES - 0.4%
Cincinnati Bell, Inc.                      23,600      731,600
---------------------------------------------------------------
LCI International, Inc.(1)                 42,000    1,291,500
                                                   ------------
                                                     2,023,100
                                                   ------------
Total Common Stocks (Cost
$298,431,087)                                      389,680,589

                                     PRINCIPAL
                                     AMOUNT
---------------------------------------------------------------
REPURCHASE AGREEMENTS - 20.5%
---------------------------------------------------------------
Repurchase agreement with Smith,
Barney, Harris, Upham & Co., Inc.,
6.625%, dated 12/31/97, to be
repurchased at $101,537,358 on
1/2/98, collateralized by U.S.
Treasury Bonds, 8.875%-11.25%,
2/15/15-2/15/19, with a value of
$103,978,524 (Cost $101,500,000)     $101,500,000  101,500,000
---------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST
$399,931,087)                                99.4% 491,180,589
---------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES               0.6    2,725,385
                                     ------------  ------------
NET ASSETS                                  100.0% $493,905,974
                                     ------------  ------------
                                     ------------  ------------

1. Non-income producing security.

See accompanying Notes to Financial Statements.

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MULTIPLE STRATEGIES FUND STATEMENT OF INVESTMENTS
DECEMBER 31, 1997

                                                   MARKET VALUE
                                     SHARES        NOTE 1
---------------------------------------------------------------
COMMON STOCKS - 48.2%
---------------------------------------------------------------
BASIC MATERIALS - 2.2%
---------------------------------------------------------------
CHEMICALS - 0.9%
Bayer AG, Sponsored ADR                    51,000  $ 1,906,069
---------------------------------------------------------------
Ecolab, Inc.(1)                            14,000      776,125
---------------------------------------------------------------
IMC Global, Inc.                           47,700    1,562,175
---------------------------------------------------------------
Potash Corp. of Saskatchewan, Inc.         20,000    1,660,000
                                                   ------------
                                                     5,904,369
---------------------------------------------------------------
METALS - 0.9%
Alumax, Inc.(2)                            58,000    1,972,000
---------------------------------------------------------------
Brush Wellman, Inc.                        78,000    1,911,000
---------------------------------------------------------------
De Beers Consolidated Mines Ltd.,
ADR                                        52,300    1,068,881
---------------------------------------------------------------
Oregon Metallurgical Corp.(2)              30,000    1,001,250
                                                   ------------
                                                     5,953,131
---------------------------------------------------------------
PAPER - 0.4%
Aracruz Celulose SA, Sponsored ADR         66,499      955,923
---------------------------------------------------------------
MacMillan Bloedel Ltd.                    103,880    1,077,986
---------------------------------------------------------------
MacMillan Bloedel Ltd.                     24,200      257,125
                                                   ------------
                                                     2,291,034
---------------------------------------------------------------
CONSUMER CYCLICALS - 9.3%
---------------------------------------------------------------
AUTOS & HOUSING - 0.7%
Dana Corp.                                 33,000    1,567,500
---------------------------------------------------------------
General Motors Corp.(1)                     5,000      303,125
---------------------------------------------------------------
IRSA Inversiones y Representaciones
SA                                        357,510    1,330,181
---------------------------------------------------------------
Toll Brothers, Inc.(2)                     46,000    1,230,500
                                                   ------------
                                                     4,431,306
---------------------------------------------------------------
LEISURE & ENTERTAINMENT - 4.5%
Alaska Air Group, Inc.(1)(2)               54,000    2,092,500
---------------------------------------------------------------
AMR Corp.(1)(2)                            21,500    2,762,750
---------------------------------------------------------------
Berjaya Sports Toto Berhad                410,000    1,049,929
---------------------------------------------------------------
Brunswick Corp.                            36,000    1,091,250
---------------------------------------------------------------
Callaway Golf Co.                          22,500      642,656
---------------------------------------------------------------
Cheesecake Factory (The)(2)                30,000      915,000
---------------------------------------------------------------
Circus Circus Enterprises, Inc.(2)         83,000    1,701,500
---------------------------------------------------------------
Cracker Barrel Old Country Store,
Inc.(1)                                    70,000    2,336,250
---------------------------------------------------------------
Disney (Walt) Co.(1)                        5,000      495,312
---------------------------------------------------------------
Global Motorsport Group, Inc.(2)           59,000      685,875
---------------------------------------------------------------
International Game Technology(1)          100,000    2,525,000
---------------------------------------------------------------
Mirage Resorts, Inc.(2)                    47,500    1,080,625

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MULTIPLE STRATEGIES FUND STATEMENT OF INVESTMENTS (CONTINUED)

                                                   MARKET VALUE
                                     SHARES        NOTE 1
---------------------------------------------------------------
LEISURE & ENTERTAINMENT (CONTINUED)

Nintendo Co. Ltd.                          32,000  $ 3,150,258
---------------------------------------------------------------
Outback Steakhouse, Inc.(1)(2)             26,800      770,500
---------------------------------------------------------------
Primadonna Resorts, Inc.(2)                48,000      801,000
---------------------------------------------------------------
Shangri-La Asia Ltd.                      535,000      452,262
---------------------------------------------------------------
Shimano, Inc.                              85,000    1,568,976
---------------------------------------------------------------
SkyWest, Inc.(1)                           60,000    1,777,500
---------------------------------------------------------------
Time Warner, Inc.                          23,000    1,426,000
---------------------------------------------------------------
West Marine, Inc.(1)(2)                    73,000    1,633,384
                                                   ------------
                                                    28,958,527
---------------------------------------------------------------
MEDIA - 1.3%
CBS Corp.(1)                              113,026    3,327,203
---------------------------------------------------------------
Comcast Corp., Cl. A Special(1)            57,000    1,799,062
---------------------------------------------------------------
South China Morning Post Holdings
Ltd.                                    1,706,000    1,199,972
---------------------------------------------------------------
U S West Media Group(2)                    72,000    2,079,000
                                                   ------------
                                                     8,405,237
---------------------------------------------------------------
RETAIL: GENERAL - 1.0%
Cone Mills Corp.(2)                       261,000    2,022,750
---------------------------------------------------------------
Dayton Hudson Corp.                        20,000    1,350,000
---------------------------------------------------------------
Federated Department Stores,
Inc.(2)                                    41,000    1,765,562
---------------------------------------------------------------
Neiman-Marcus Group, Inc.(2)               50,500    1,527,625
                                                   ------------
                                                     6,665,937
---------------------------------------------------------------
RETAIL: SPECIALTY - 1.8%
AutoZone, Inc.(1)(2)                       60,000    1,740,000
---------------------------------------------------------------
Books-A-Million, Inc.(2)                  300,000    1,743,750
---------------------------------------------------------------
Circuit City Stores, Inc. - CarMax
Group(2)                                   65,000      585,000
---------------------------------------------------------------
Costco Cos., Inc.(1)(2)                    14,900      664,912
---------------------------------------------------------------
General Nutrition Cos., Inc.(1)            75,000    2,550,000
---------------------------------------------------------------
Gymboree Corp.(1)(2)                       61,900    1,694,512
---------------------------------------------------------------
Movie Gallery, Inc.(2)                     80,000      235,000
---------------------------------------------------------------
Toys 'R' Us, Inc.(2)                       73,000    2,294,937
                                                   ------------
                                                    11,508,111
---------------------------------------------------------------
CONSUMER NON-CYCLICALS - 7.9%
---------------------------------------------------------------
BEVERAGES - 0.3%
Diageo plc                                200,000    1,837,915
---------------------------------------------------------------
FOOD - 0.7%
Chiquita Brands International, Inc.        90,000    1,468,125
---------------------------------------------------------------
Groupe Danone                              10,413    1,860,743
---------------------------------------------------------------
Nestle SA, Sponsored ADR                   12,000      900,482
                                                   ------------
                                                     4,229,350

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MULTIPLE STRATEGIES FUND STATEMENT OF INVESTMENTS (CONTINUED)

                                                   MARKET VALUE
                                     SHARES        NOTE 1
---------------------------------------------------------------
HEALTHCARE/DRUGS - 3.3%
Abbott Laboratories                        33,000  $ 2,163,562
---------------------------------------------------------------
American Home Products Corp.               38,500    2,945,250
---------------------------------------------------------------
Astra AB Free, Series A                    80,000    1,386,375
---------------------------------------------------------------
BioChem Pharma, Inc.(2)                    46,500      970,687
---------------------------------------------------------------
Bristol-Myers Squibb Co.                   11,000    1,040,875
---------------------------------------------------------------
Genzyme Corp. (General
Division)(1)(2)                            72,000    1,998,000
---------------------------------------------------------------
Johnson & Johnson(1)                       40,000    2,635,000
---------------------------------------------------------------
Mylan Laboratories, Inc.(1)                95,000    1,989,062
---------------------------------------------------------------
Novartis AG                                 2,106    3,422,040
---------------------------------------------------------------
SmithKline Beecham plc, ADR                46,000    2,366,125
                                                   ------------
                                                    20,916,976
---------------------------------------------------------------
HEALTHCARE/SUPPLIES & SERVICES -
2.6%
Acuson Corp.(2)                            48,000      795,000
---------------------------------------------------------------
Alternative Living Services,
Inc.(2)                                    73,000    2,158,062
---------------------------------------------------------------
Apache Medical Systems, Inc.(2)           287,000      367,719
---------------------------------------------------------------
Biomet, Inc.                               80,000    2,050,000
---------------------------------------------------------------
Boston Scientific Corp.(2)                 16,000      734,000
---------------------------------------------------------------
Innovasive Devices, Inc.(2)               110,000    1,003,750
---------------------------------------------------------------
Manor Care, Inc.(1)                        34,985    1,224,475
---------------------------------------------------------------
MedPartners, Inc.(2)                      100,000    2,237,500
---------------------------------------------------------------
Oxford Health Plans, Inc.(2)               42,000      653,625
---------------------------------------------------------------
United Healthcare Corp.(1)                 41,000    2,037,187
---------------------------------------------------------------
United States Surgical Corp.               51,000    1,494,937
---------------------------------------------------------------
WellPoint Health Networks,
Inc.(1)(2)                                 39,981    1,689,197
                                                   ------------
                                                    16,445,452
---------------------------------------------------------------
HOUSEHOLD GOODS - 0.2%
Wella AG                                    1,550    1,094,801
---------------------------------------------------------------
Wella AG, Preference                          200      146,826
                                                   ------------
                                                     1,241,627
---------------------------------------------------------------
TOBACCO - 0.8%
Imperial Tobacco Group plc                220,000    1,386,416
---------------------------------------------------------------
Philip Morris Cos., Inc.                   73,500    3,330,469
---------------------------------------------------------------
PT Hanjaya Mandala Sampoerna              492,000      385,245
                                                   ------------
                                                     5,102,130
---------------------------------------------------------------
ENERGY - 3.6%
---------------------------------------------------------------
ENERGY SERVICES & PRODUCERS - 1.0%
Global Marine, Inc.(1)(2)                  54,000    1,323,000
---------------------------------------------------------------
Transocean Offshore, Inc.(1)               43,000    2,072,062
---------------------------------------------------------------
Weatherford Enterra, Inc.(1)(2)            33,000    1,443,750

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MULTIPLE STRATEGIES FUND STATEMENT OF INVESTMENTS (CONTINUED)

                                                   MARKET VALUE
                                     SHARES        NOTE 1
---------------------------------------------------------------
ENERGY SERVICES & PRODUCERS
(CONTINUED)

Western Atlas, Inc.(1)(2)                  19,000  $ 1,406,000
                                                   ------------
                                                     6,244,812
---------------------------------------------------------------
OIL-INTEGRATED - 2.6%
Atlantic Richfield Co.                     32,000    2,564,000
---------------------------------------------------------------
Enron Corp.                                35,000    1,454,688
---------------------------------------------------------------
Kerr-McGee Corp.                           30,000    1,899,375
---------------------------------------------------------------
Occidental Petroleum Corp.                 41,000    1,201,813
---------------------------------------------------------------
Ranger Oil Ltd.                           161,213    1,098,397
---------------------------------------------------------------
Royal Dutch Petroleum Co., NY
Shares                                     30,800    1,668,975
---------------------------------------------------------------
Talisman Energy, Inc.(2)                   43,900    1,342,138
---------------------------------------------------------------
Total SA, Sponsored ADR                    17,501      971,306
---------------------------------------------------------------
Unocal Corp.                               62,000    2,406,375
---------------------------------------------------------------
YPF SA, Cl. D, ADR                         62,000    2,119,625
                                                   ------------
                                                    16,726,692
---------------------------------------------------------------
FINANCIAL - 7.8%
---------------------------------------------------------------
BANKS - 4.6%
ABN Amro Holding NV                        66,000    1,285,993
---------------------------------------------------------------
Akbank T.A.S.                           3,721,215      327,890
---------------------------------------------------------------
Banco Frances del Rio de la Plata
SA                                        100,050      928,634
---------------------------------------------------------------
Chase Manhattan Corp. (New)(1)             72,000    7,884,000
---------------------------------------------------------------
Credit Suisse Group                         5,500      852,216
---------------------------------------------------------------
Credito Italiano                          485,000    1,496,426
---------------------------------------------------------------
Deutsche Bank AG                           12,000      839,579
---------------------------------------------------------------
Fleet Financial Group, Inc.                 5,000      374,688
---------------------------------------------------------------
NationsBank Corp.                         120,000    7,297,500
---------------------------------------------------------------
PNC Bank Corp.                             32,000    1,826,000
---------------------------------------------------------------
Societe Generale                           21,200    2,889,694
---------------------------------------------------------------
UBS, Bearer                                   880    1,274,251
---------------------------------------------------------------
Wells Fargo & Co.                           5,800    1,968,738
                                                   ------------
                                                    29,245,609
---------------------------------------------------------------
DIVERSIFIED FINANCIAL - 1.5%
American Express Co.(1)                    30,400    2,713,200
---------------------------------------------------------------
Freddie Mac                                34,000    1,425,875
---------------------------------------------------------------
Merrill Lynch & Co., Inc.(1)               36,000    2,625,750
---------------------------------------------------------------
Morgan Stanley, Dean Witter,
Discover & Co.                             45,800    2,707,925
                                                   ------------
                                                     9,472,750
---------------------------------------------------------------
INSURANCE - 1.7%
ACE Ltd.(1)                                31,500    3,039,750
---------------------------------------------------------------
Cigna Corp.                                 7,500    1,297,969
---------------------------------------------------------------
Equitable Cos., Inc.(1)                    35,100    1,746,225

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MULTIPLE STRATEGIES FUND STATEMENT OF INVESTMENTS (CONTINUED)

                                                   MARKET VALUE
                                     SHARES        NOTE 1
---------------------------------------------------------------
INSURANCE (CONTINUED)

Everest Reinsurance Holdings, Inc.          8,300  $   342,375
---------------------------------------------------------------
Skandia Forsakrings AB                     36,000    1,699,191
---------------------------------------------------------------
UNUM Corp.                                 48,600    2,642,625
                                                   ------------
                                                    10,768,135
---------------------------------------------------------------
INDUSTRIAL - 3.8%
---------------------------------------------------------------
ELECTRICAL EQUIPMENT - 0.6%
General Electric Co.(1)                     6,800      498,950
---------------------------------------------------------------
Methode Electronics, Inc., Cl. A(1)       100,000    1,625,000
---------------------------------------------------------------
Rockwell International Corp.               36,300    1,896,675
                                                   ------------
                                                     4,020,625
---------------------------------------------------------------
INDUSTRIAL MATERIALS - 0.5%
Owens Corning                              60,000    2,047,500
---------------------------------------------------------------
Wolverine Tube, Inc.(2)                    40,000    1,240,000
                                                   ------------
                                                     3,287,500
---------------------------------------------------------------
INDUSTRIAL SERVICES - 0.3%
Calgon Carbon Corp.                       101,000    1,085,750
---------------------------------------------------------------
Children's Comprehensive Services,
Inc.(2)                                    40,000      740,000
---------------------------------------------------------------
UNOVA, Inc.(2)                              4,800       78,900
                                                   ------------
                                                     1,904,650
---------------------------------------------------------------
MANUFACTURING - 1.2%
AGCO Corp.                                 72,000    2,106,000
---------------------------------------------------------------
Citic Pacific Ltd.                         55,000      218,630
---------------------------------------------------------------
Cognex Corp.(2)                            48,000    1,308,000
---------------------------------------------------------------
Eaton Corp.                                 9,000      803,250
---------------------------------------------------------------
Hutchison Whampoa Ltd.                     35,000      219,533
---------------------------------------------------------------
Tenneco, Inc.                              48,000    1,896,000
---------------------------------------------------------------
Westinghouse Air Brake Co.                 50,000    1,281,250
                                                   ------------
                                                     7,832,663
---------------------------------------------------------------
TRANSPORTATION - 1.2%
Burlington Northern Santa Fe Corp.         31,000    2,881,063
---------------------------------------------------------------
Canadian National Railway Co.              23,000    1,081,677
---------------------------------------------------------------
Spartan Motors, Inc.                      130,000      804,375
---------------------------------------------------------------
Stolt-Nielsen SA                           64,200    1,360,238
---------------------------------------------------------------
Stolt-Nielsen SA, Sponsored ADR            17,650      386,094
---------------------------------------------------------------
Transportacion Maritima Mexicana SA
de CV, Sponsored ADR, L Shares(2)         130,000      958,750
                                                   ------------
                                                     7,472,197
---------------------------------------------------------------
TECHNOLOGY - 11.4%
---------------------------------------------------------------
AEROSPACE/DEFENSE - 0.4%
Lockheed Martin Corp.                      18,000    1,773,000

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MULTIPLE STRATEGIES FUND STATEMENT OF INVESTMENTS (CONTINUED)

                                                   MARKET VALUE
                                     SHARES        NOTE 1
---------------------------------------------------------------
AEROSPACE/DEFENSE (CONTINUED)

Raytheon Co., Cl. A                        15,502  $   764,442
                                                   ------------
                                                     2,537,442
---------------------------------------------------------------
COMPUTER HARDWARE - 2.4%
Cabletron Systems, Inc.(2)                 95,000    1,425,000
---------------------------------------------------------------
Canon, Inc.                                40,000      935,233
---------------------------------------------------------------
Hewlett-Packard Co.                        39,000    2,437,500
---------------------------------------------------------------
International Business Machines
Corp.                                      55,000    5,750,938
---------------------------------------------------------------
Iomega Corp.(1)(2)                         92,000    1,144,250
---------------------------------------------------------------
Quantum Corp.(2)                            9,900      198,619
---------------------------------------------------------------
Xerox Corp.(1)                             42,700    3,151,794
                                                   ------------
                                                    15,043,334
---------------------------------------------------------------
COMPUTER SOFTWARE/SERVICES - 3.1%
America Online, Inc.(1)(2)                 22,850    2,037,934
---------------------------------------------------------------
Computer Associates International,
Inc.(1)                                    75,962    4,016,517
---------------------------------------------------------------
Electronic Arts, Inc.(1)(2)                38,500    1,455,781
---------------------------------------------------------------
First Data Corp.                           75,000    2,193,750
---------------------------------------------------------------
Inference Corp., Cl. A(2)                 160,000      630,000
---------------------------------------------------------------
Novell, Inc.(2)                           200,000    1,500,000
---------------------------------------------------------------
Rational Software Corp.(2)                133,000    1,512,875
---------------------------------------------------------------
Sabre Group Holdings, Inc.(1)(2)           66,100    1,908,638
---------------------------------------------------------------
SELECT Software Tools Ltd., ADR(2)        150,000      843,750
---------------------------------------------------------------
Symantec Corp.(1)(2)                       67,364    1,477,798
---------------------------------------------------------------
Synopsys, Inc.(2)                          15,000      536,250
---------------------------------------------------------------
Transition Systems, Inc.(2)                65,000    1,438,125
                                                   ------------
                                                    19,551,418
---------------------------------------------------------------
ELECTRONICS - 3.9%
CAE, Inc.                                 131,066    1,025,800
---------------------------------------------------------------
Credence Systems Corp.(2)                  29,100      862,088
---------------------------------------------------------------
Dynatech Corp.(2)                          40,000    1,875,000
---------------------------------------------------------------
General Motors Corp., Cl. H                27,000      997,313
---------------------------------------------------------------
Input/Output, Inc.(1)(2)                  138,000    4,096,875
---------------------------------------------------------------
Intel Corp.(1)                            130,000    9,132,500
---------------------------------------------------------------
Keyence Corp.                               7,700    1,142,968
---------------------------------------------------------------
LSI Logic Corp.(2)                         75,000    1,481,250
---------------------------------------------------------------
Nokia Corp., A Shares, Sponsored
ADR(1)                                      9,800      686,000
---------------------------------------------------------------
Novellus Systems, Inc.(1)(2)                8,400      271,425
---------------------------------------------------------------
SGS-Thomson Microelectronics
NV(1)(2)                                   17,500    1,068,594
---------------------------------------------------------------
Teradyne, Inc.(2)                          15,000      480,000
---------------------------------------------------------------
Xilinx, Inc.(2)                            45,000    1,577,813
                                                   ------------
                                                    24,697,626

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MULTIPLE STRATEGIES FUND STATEMENT OF INVESTMENTS (CONTINUED)

                                                   MARKET VALUE
                                     SHARES        NOTE 1
---------------------------------------------------------------
TELECOMMUNICATIONS-TECHNOLOGY -
1.6%
Airtouch Communications, Inc.(1)(2)        59,000  $ 2,452,188
---------------------------------------------------------------
Cisco Systems, Inc.(1)(2)                  36,000    2,007,000
---------------------------------------------------------------
ECI Telecommunications Ltd.(1)             59,000    1,504,500
---------------------------------------------------------------
MCI Communications Corp.                   57,000    2,440,313
---------------------------------------------------------------
Newbridge Networks Corp.(1)(2)             18,500      645,188
---------------------------------------------------------------
QUALCOMM, Inc.(2)                          19,000      959,500
---------------------------------------------------------------
Tellabs, Inc.(2)                            7,000      370,125
                                                   ------------
                                                    10,378,814
---------------------------------------------------------------
UTILITIES - 2.2%
---------------------------------------------------------------
ELECTRIC UTILITIES - 1.2%
Allegheny Energy, Inc.                     42,000    1,365,000
---------------------------------------------------------------
Houston Industries, Inc.                   80,000    2,135,000
---------------------------------------------------------------
PacifiCorp                                 60,000    1,638,750
---------------------------------------------------------------
Southern Co.                               60,000    1,552,500
---------------------------------------------------------------
Union Electric Co.                         18,500      800,125
                                                   ------------
                                                     7,491,375
---------------------------------------------------------------
TELEPHONE UTILITIES - 1.0%
BCE, Inc.                                  40,000    1,332,500
---------------------------------------------------------------
Qwest Communications International,
Inc.(2)                                    20,000    1,190,000
---------------------------------------------------------------
SBC Communications, Inc.                   19,000    1,391,750
---------------------------------------------------------------
Telecomunicacoes Brasileiras SA         6,860,000      697,667
---------------------------------------------------------------
U S West Communications Group(1)           44,000    1,985,500
                                                   ------------
                                                     6,597,417
                                                   ------------
Total Common Stocks (Cost
$223,270,684)                                      307,164,161
---------------------------------------------------------------
PREFERRED STOCKS - 0.0%
---------------------------------------------------------------
Time Warner, Inc., 10.25%
Exchangeable Preferred, Series M
(Cost $0)(3)                                    1        1,183
---------------------------------------------------------------
OTHER SECURITIES - 0.1%
---------------------------------------------------------------
Pantry Pride, Inc., $14.875
Exchangeable, Series B (Cost
$782,000)(4)                                8,000      803,000

                                     UNITS
---------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES -
0.1%
---------------------------------------------------------------
American Telecasting, Inc. Wts.,
Exp. 6/99(4)                                6,000           60
---------------------------------------------------------------
Gaylord Container Corp. Wts., Exp.
11/02                                       9,232       53,084
---------------------------------------------------------------
IHF Capital, Inc., Series I Wts.,
Exp. 11/99(4)                               1,000       50,000
---------------------------------------------------------------
PerSeptive Biosystems, Inc. Wts.,
Exp. 9/03                                     249          700
---------------------------------------------------------------
Terex Corp. Rts., Exp. 5/02(4)              4,000       81,000
                                                   ------------
Total Rights, Warrants and
Certificates (Cost $20,772)                            184,844

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MULTIPLE STRATEGIES FUND STATEMENT OF INVESTMENTS (CONTINUED)

                                     PRINCIPAL     MARKET VALUE
                                     AMOUNT(5)     NOTE 1
---------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS - 1.7%
---------------------------------------------------------------
Government National Mortgage Assn.:
7%, 1/1/28(6)                        $  6,000,000  $ 6,043,140
8%, 4/15/23                             2,848,896    2,966,727
8%, 7/15/22                             1,256,791    1,310,344
---------------------------------------------------------------
Resolution Trust Corp., Commercial
Mtg. Pass-Through Certificates,
Series 1994-C2, Cl. E, 8%, 4/25/25        673,355      679,496
                                                   ------------
Total Mortgage-Backed Obligations
(Cost $10,886,646)                                  10,999,707

--------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 9.1%
--------------------------------------------------------------------
U.S. Treasury Bonds, STRIPS:
7.26%, 11/15/18(10)                         18,600,000    5,308,384
7.10%, 11/15/18(10)                         24,500,000    6,977,992
7.31%, 8/15/19(10)                          26,800,000    7,295,228
--------------------------------------------------------------------
U.S. Treasury Nts.:
5.875%, 9/30/02                             15,000,000   15,093,765
6.25%, 2/15/07                               8,800,000    9,086,009
6.375%, 8/15/02                              5,000,000    5,131,255
9.25%, 8/15/98                               9,000,000    9,199,692
                                                        ------------
Total U.S. Government Obligations
(Cost $53,411,213)                                       58,092,325
--------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS -
15.9%
--------------------------------------------------------------------
ARGENTINA - 6.6%
Argentina (Republic of) Bonds,
Bonos de Consolidacion de Deudas,
Series I, 5.66%, 4/1/01(7)                   2,103,652    1,982,009
--------------------------------------------------------------------
Argentina (Republic of) Floating
Rate Bonds, Series L, 6.69%,
3/31/05(7)                                   8,880,000    7,958,700
--------------------------------------------------------------------
Argentina (Republic of) Nts.,
9.50%, 11/30/02(7)                          15,000,000   14,906,250
--------------------------------------------------------------------
Argentina (Republic of) Par Bonds,
5.50%, 3/31/23(8)                           23,750,000   17,470,975
                                                        ------------
                                                         42,317,934
--------------------------------------------------------------------
AUSTRALIA - 0.6%
Queensland Treasury Corp.
Exchangeable Gtd. Nts., 10.50%,
5/15/03                              AUD     1,800,000    1,414,755
--------------------------------------------------------------------
Treasury Corp. of Victoria Gtd.
Bonds, 8.25%, 10/15/03               AUD     3,000,000    2,164,829
                                                        ------------
                                                          3,579,584
--------------------------------------------------------------------
BRAZIL - 1.3%
Brazil (Federal Republic of) Par
Bonds, 5.25%, 4/15/24(8)                    11,500,000    8,308,750
--------------------------------------------------------------------
CANADA - 2.4%
Canada (Government of) Bonds:
8.50%, 4/1/02                        CAD     1,500,000    1,171,955
8.75%, 12/1/05                       CAD    12,200,000   10,251,018
9.75%, 12/1/01                       CAD     3,000,000    2,418,333
9.75%, 6/1/01                        CAD     2,000,000    1,589,161
                                                        ------------
                                                         15,430,467
--------------------------------------------------------------------
DENMARK - 0.9%
Denmark (Kingdom of) Bonds, 8%,
3/15/06                              DKK    32,100,000    5,431,095

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MULTIPLE STRATEGIES FUND STATEMENT OF INVESTMENTS (CONTINUED)

                                          PRINCIPAL     MARKET VALUE
                                          AMOUNT(5)     NOTE 1
--------------------------------------------------------------------
GREAT BRITAIN - 1.2%
United Kingdom Treasury Bonds,
6.75%, 11/26/04                      GBP     2,680,000  $ 4,490,982
--------------------------------------------------------------------
United Kingdom Treasury Nts., 13%,
7/14/00                              GBP     1,590,000    2,986,545
                                                        ------------
                                                          7,477,527
--------------------------------------------------------------------
IRELAND - 0.3%
Ireland (Government of) Bonds,
9.25%, 7/11/03                       IEP     1,110,000    1,890,321
--------------------------------------------------------------------
MEXICO - 0.6%
United Mexican States
Collateralized Fixed Rate Par
Bonds, Series A, 6.25%, 12/31/19             4,450,000    3,726,875
--------------------------------------------------------------------
NEW ZEALAND - 1.0%
New Zealand (Government of) Bonds,
8%, 2/15/01                          NZD    10,440,000    6,159,839
--------------------------------------------------------------------
PHILIPPINES - 0.4%
Philippines (Republic of) Bonds,
8.60%, 6/15/27                               1,500,000    1,383,750
--------------------------------------------------------------------
Philippines (Republic of) Par
Bonds, Series B, 6.50%,
12/1/17(4)(8)                                1,675,000    1,417,469
                                                        ------------
                                                          2,801,219
--------------------------------------------------------------------
POLAND - 0.3%
Poland (Republic of) Bonds, 15%,
10/12/99                             PLZ     9,000,000    2,236,265
--------------------------------------------------------------------
SOUTH AFRICA - 0.3%
Eskom Depositary Receipts, Series
E168, 11%, 6/1/08                    ZAR    12,570,000    2,178,925
                                                        ------------
Total Foreign Government
Obligations (Cost $95,796,002)                          101,538,801

----------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND
NOTES - 8.5%
----------------------------------------------------------------
BASIC MATERIALS - 1.2%
----------------------------------------------------------------
CHEMICALS - 0.4%
Harris Chemical North America,
Inc., 10.75% Gtd. Sr. Sub. Nts.,
10/15/03                                  100,000       107,250
----------------------------------------------------------------
Laroche Industries, Inc., 9.50% Sr.
Sub. Nts., 9/15/07(9)                     500,000       495,000
----------------------------------------------------------------
NL Industries, Inc., 11.75% Sr.
Sec. Nts., 10/15/03                        85,000        94,562
----------------------------------------------------------------
Quantum Chemical Corp., 10.375%
First Mtg. Nts., 6/1/03                   500,000       524,664
----------------------------------------------------------------
Sterling Chemicals, Inc., 11.75%
Sr. Unsec. Sub. Nts., 8/15/06           1,115,000     1,142,875
                                                   -------------
                                                      2,364,351
----------------------------------------------------------------
METALS - 0.3%
AK Steel Corp., 9.125% Sr. Nts.,
12/15/06                                1,150,000     1,184,500
----------------------------------------------------------------
Metallurg, Inc., 11% Sr. Nts.,
12/1/07(9)                                500,000       515,000
                                                   -------------
                                                      1,699,500
----------------------------------------------------------------
PAPER - 0.5%
APP International Finance Co. BV,
11.75% Gtd. Sec. Nts., 10/1/05            500,000       461,250
----------------------------------------------------------------
Aracruz Celulose SA, 10.375% Debs.,
1/31/02                                   430,000       439,675
----------------------------------------------------------------
Gaylord Container Corp., 9.75% Sr.
Nts., 6/15/07                             500,000       487,500
----------------------------------------------------------------
Pacific Lumber Co., 10.50% Sr.
Nts., 3/1/03                              425,000       439,875
----------------------------------------------------------------
Riverwood International Corp.,
10.625% Sr. Unsec. Nts., 8/1/07           500,000       510,000
----------------------------------------------------------------
SD Warren Co., 12% Sr. Sub. Nts.,
Series B, 12/15/04                        750,000       836,250
                                                   -------------
                                                      3,174,550

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MULTIPLE STRATEGIES FUND STATEMENT OF INVESTMENTS (CONTINUED)

                                     PRINCIPAL     MARKET VALUE
                                     AMOUNT(5)     NOTE 1
----------------------------------------------------------------
CONSUMER CYCLICALS - 3.1%
----------------------------------------------------------------
AUTOS & HOUSING - 0.7%
Cambridge Industries, Inc., 10.25%
Sr. Sub. Nts., 7/15/07(9)            $    500,000  $    525,000
----------------------------------------------------------------
Chrysler Financial Corp., 13.25%
Nts., 10/15/99                            500,000       559,926
----------------------------------------------------------------
Coleman Escrow Corp., Zero Coupon
Sr. First Priority Disc. Nts.,
11.13%, 5/15/01(10)                       770,000       513,975
----------------------------------------------------------------
Hayes Wheels International, Inc.,
11% Sr. Sub. Nts., 7/15/06                500,000       560,000
----------------------------------------------------------------
Icon Health & Fitness, Inc., 13%
Sr. Sub. Nts., Series B, 7/15/02        1,000,000     1,122,500
----------------------------------------------------------------
Kaufman & Broad Home Corp., 7.75%
Sr. Nts., 10/15/04                        500,000       497,500
----------------------------------------------------------------
Samsonite Corp., 11.125% Sr. Sub.
Nts., 7/15/05                             345,000       388,125
                                                   -------------
                                                      4,167,026
----------------------------------------------------------------
LEISURE & ENTERTAINMENT - 0.7%
Casino America, Inc., 12.50% Sr.
Nts., 8/1/03                              250,000       272,812
----------------------------------------------------------------
Foodmaker, Inc.:
9.25% Sr. Nts., 3/1/99                    315,000       322,087
9.75% Sr. Sub. Nts., 6/1/02               350,000       361,375
----------------------------------------------------------------
Grand Casinos, Inc., 10.125% Gtd.
First Mtg. Nts., 12/1/03                  755,000       815,400
----------------------------------------------------------------
HMH Properties, Inc., 8.875% Sr.
Nts., 7/15/07                             750,000       793,125
----------------------------------------------------------------
Imax Corp., 10% Sr. Nts., 3/1/01          600,000       633,000
----------------------------------------------------------------
Rio Hotel & Casino, Inc., 9.50%
Gtd. Sr. Sub. Nts., 4/15/07               750,000       796,875
----------------------------------------------------------------
Station Casinos, Inc., 10.125% Sr.
Sub. Nts., 3/15/06                        445,000       471,700
                                                   -------------
                                                      4,466,374
----------------------------------------------------------------
MEDIA - 1.5%
American Telecasting, Inc.,
0%/14.50% Sr. Disc. Nts.,
6/15/04(11)                               229,000        76,715
----------------------------------------------------------------
Cablevision Systems Corp., 9.875%
Sr. Sub. Nts., 5/15/06                    250,000       275,625
----------------------------------------------------------------
Capstar Broadcasting Partners,
Inc., 9.25% Sr. Sub. Nts., 7/1/07         400,000       411,000
----------------------------------------------------------------
EchoStar Communications Corp.,
0%/12.875% Sr. Disc. Nts.,
6/1/04(11)                                540,000       496,800
----------------------------------------------------------------
Helicon Group LP/Helicon Capital
Corp., 11% Sr. Sec. Nts., Series B,
11/1/03                                   550,000       594,000
----------------------------------------------------------------
Lamar Advertising Co., 9.625% Sr.
Sub. Nts., 12/1/06                        150,000       162,187
----------------------------------------------------------------
Outlet Broadcasting, Inc., 10.875%
Sr. Sub. Nts., 7/15/03                  1,000,000     1,062,842
----------------------------------------------------------------
Rogers Cablesystems Ltd., 10%
Second Priority Sr. Sec. Debs.,
12/1/07                                 1,000,000     1,105,000
----------------------------------------------------------------
SCI Television, Inc., 11% Sr. Sec.
Nts., 6/30/05(4)                          500,000       528,365
----------------------------------------------------------------
Sinclair Broadcast Group, Inc.:
8.75% Sr. Sub. Nts., 12/15/07             500,000       502,500
9% Gtd. Sr. Sub. Nts., 7/15/07            450,000       461,250
----------------------------------------------------------------
TCI Satellite Entertainment, Inc.,
10.875% Sr. Sub. Nts., 2/15/07(9)         200,000       210,500
----------------------------------------------------------------
Time Warner Entertainment LP,
10.15% Sr. Nts., 5/1/12                   500,000       651,878
----------------------------------------------------------------
Time Warner, Inc., 9.125% Debs.,
1/15/13                                   500,000       598,423
----------------------------------------------------------------
TKR Cable I, Inc., 10.50% Sr.
Debs., 10/30/07                         1,000,000     1,111,644
----------------------------------------------------------------
Universal Outdoor, Inc., 9.75% Sr.
Sub. Nts., Series B, 10/15/06             500,000       562,500
----------------------------------------------------------------
Young Broadcasting, Inc., 8.75% Sr.
Sub. Debs., 6/15/07                       900,000       895,500
                                                   -------------
                                                      9,706,729

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MULTIPLE STRATEGIES FUND STATEMENT OF INVESTMENTS (CONTINUED)

                                     PRINCIPAL     MARKET VALUE
                                     AMOUNT(5)     NOTE 1
----------------------------------------------------------------
RETAIL: GENERAL - 0.1%
CMI Industries, Inc., 9.50% Sr.
Sub. Nts., 10/1/03(4)                $     25,000  $     24,688
----------------------------------------------------------------
Dan River, Inc., 10.125% Sr. Sub.
Nts., 12/15/03                            500,000       536,875
                                                   -------------
                                                        561,563
----------------------------------------------------------------
RETAIL: SPECIALTY - 0.1%
Finlay Fine Jewelry Corp., 10.625%
Sr. Nts., 5/1/03(4)                       750,000       791,250
----------------------------------------------------------------
CONSUMER NON-CYCLICALS - 0.9%
----------------------------------------------------------------
FOOD - 0.6%
Fleming Cos., Inc.:
10.50% Sr. Sub. Nts., 12/1/04(9)          300,000       315,750
10.625% Sr. Sub. Nts., 7/31/07(9)         800,000       848,000
----------------------------------------------------------------
Ralph's Grocery Co., 10.45% Sr.
Nts., 6/15/04                             850,000       956,250
----------------------------------------------------------------
Randall's Food Markets, Inc.,
9.375% Sr. Sub. Nts., 7/1/07(9)           800,000       832,000
----------------------------------------------------------------
RJR Nabisco, Inc., 8.625%
Medium-Term Nts., 12/1/02                 500,000       532,428
----------------------------------------------------------------
Stater Brothers Holdings, Inc., 9%
Sr. Unsec. Sub. Nts., 7/1/04              500,000       525,000
                                                   -------------
                                                      4,009,428
----------------------------------------------------------------
HEALTHCARE/DRUGS - 0.0%
Integrated Health Services, Inc.,
9.50% Sr. Sub. Nts., 9/15/07(9)           220,000       226,600
----------------------------------------------------------------
HEALTHCARE/SUPPLIES & SERVICES -
0.1%
Genesis Health Ventures, Inc.,
9.25% Sr. Sub. Nts., 10/1/06              340,000       348,075
----------------------------------------------------------------
Magellan Health Services, Inc.,
11.25% Sr. Sub. Nts., Series A,
4/15/04                                   355,000       395,381
                                                   -------------
                                                        743,456
----------------------------------------------------------------
HOUSEHOLD GOODS - 0.2%
Revlon Worldwide Corp., Zero Coupon
Sr. Sec. Disc. Nts.:
Series B, 13.17%, 3/15/98(10)             500,000       494,888
10.09%, 3/15/01(10)                     1,000,000       695,000
                                                   -------------
                                                      1,189,888
----------------------------------------------------------------
ENERGY - 0.1%
----------------------------------------------------------------
ENERGY SERVICES & PRODUCERS - 0.1%
J. Ray McDermott SA, 9.375% Sr.
Sub. Bonds, 7/15/06                       750,000       807,188
----------------------------------------------------------------
FINANCIAL - 0.3%
----------------------------------------------------------------
BANKS - 0.1%
First Chicago Corp.:
11.25% Sub. Nts., 2/20/01                 250,000       285,736
9% Sub. Nts., 6/15/99                     250,000       260,205
                                                   -------------
                                                        545,941
----------------------------------------------------------------
DIVERSIFIED FINANCIAL - 0.2%
Saul (B.F.) Real Estate Investment
Trust, 11.625% Sr. Sec. Nts.,
Series B, 4/1/02                          950,000     1,021,250
----------------------------------------------------------------
INDUSTRIAL - 0.6%
----------------------------------------------------------------
INDUSTRIAL MATERIALS - 0.2%
American Standard Cos., Inc.,
10.875% Sr. Nts., 5/15/99(4)              500,000       527,500
----------------------------------------------------------------
Building Materials Corp. of
America, 8.625% Sr. Nts., Series B,
12/15/06                                  100,000       103,500

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MULTIPLE STRATEGIES FUND STATEMENT OF INVESTMENTS (CONTINUED)

                                     PRINCIPAL     MARKET VALUE
                                     AMOUNT(5)     NOTE 1
----------------------------------------------------------------
INDUSTRIAL MATERIALS (CONTINUED)

Triangle Pacific Corp., 10.50% Sr.
Nts., 8/1/03                         $    850,000  $    896,750
                                                   -------------
                                                      1,527,750
----------------------------------------------------------------
INDUSTRIAL SERVICES - 0.0%
Allied Waste North America, Inc.,
10.25% Sr. Sub. Nts., 12/1/06             285,000       314,213
----------------------------------------------------------------
MANUFACTURING - 0.3%
International Wire Group, Inc.,
11.75% Sr. Sub. Nts., Series B,
6/1/05                                    500,000       550,000
----------------------------------------------------------------
Polymer Group, Inc., 9% Sr. Sub.
Nts., 7/1/07                              500,000       501,250
----------------------------------------------------------------
Synthetic Industries, Inc., 9.25%
Sr. Sub. Nts., 2/15/07                     80,000        84,800
----------------------------------------------------------------
Terex Corp., 13.25% Sr. Sec. Nts.,
5/15/02                                   665,000       761,425
                                                   -------------
                                                      1,897,475
----------------------------------------------------------------
TRANSPORTATION - 0.1%
Navigator Gas Transport plc, 10.50%
First Priority Ship Mtg. Nts.,
6/30/07(9)                                500,000       532,500
----------------------------------------------------------------
TECHNOLOGY - 1.6%
----------------------------------------------------------------
AEROSPACE/DEFENSE - 0.2%
America West Airlines, Inc., 10.75%
Sr. Nts., 9/1/05                          925,000       994,375
----------------------------------------------------------------
Amtran, Inc., 10.50% Sr. Nts.,
8/1/04(9)                                 500,000       522,500
                                                   -------------
                                                      1,516,875
----------------------------------------------------------------
TELECOMMUNICATIONS-TECHNOLOGY -
1.4%
Call-Net Enterprises, Inc.,
0%/13.25% Sr. Disc. Nts.,
12/1/04(11)                               800,000       733,000
----------------------------------------------------------------
GST USA, Inc., 0%/13.875% Gtd. Sr.
Disc. Nts., 12/15/05(11)                  500,000       385,000
----------------------------------------------------------------
ICG Holdings, Inc., 0%/13.50% Sr.
Disc. Nts., 9/15/05(11)                   800,000       652,000
----------------------------------------------------------------
Intermedia Communications, Inc.,
8.50% Sr. Nts., 1/15/08(9)                500,000       502,500
----------------------------------------------------------------
Millicom International Cellular SA,
0%/13.50% Sr. Disc. Nts.,
6/1/06(11)                                750,000       553,125
----------------------------------------------------------------
NTL, Inc., 0%/10.875% Sr. Deferred
Coupon Nts., 10/15/03(11)                 500,000       475,000
----------------------------------------------------------------
Omnipoint Corp.:
11.625% Sr. Nts., 8/15/06                 590,000       625,400
11.625% Sr. Nts., Series A, 8/15/06       110,000       116,600
----------------------------------------------------------------
ORBCOMM Global LP/ORBCOMM Capital
Corp., 14% Sr. Nts., 8/15/04              200,000       218,000
----------------------------------------------------------------
PriCellular Wireless Corp., 14% Sr.
Sub. Disc. Nts., 11/15/01               1,000,000     1,115,000
----------------------------------------------------------------
Teleport Communications Group,
Inc., 0%/11.125% Sr. Disc. Nts.,
7/1/07(11)                              1,500,000     1,226,250
----------------------------------------------------------------
Telewest Communications plc:
0%/11% Sr. Disc. Debs., 10/1/07(11)     1,000,000       781,250
9.625% Sr. Debs., 10/1/06                 500,000       521,250
----------------------------------------------------------------
USA Mobile Communications, Inc. II,
9.50% Sr. Nts., 2/1/04                  1,000,000       980,000
                                                   -------------
                                                      8,884,375
----------------------------------------------------------------
UTILITIES - 0.7%
----------------------------------------------------------------
ELECTRIC UTILITIES - 0.5%
California Energy, Inc., 10.25% Sr.
Disc. Nts., 1/15/04                       750,000       810,000
----------------------------------------------------------------
Calpine Corp.:
10.50% Sr. Nts., 5/15/06(4)               800,000       876,000
8.75% Sr. Nts., 7/15/07(9)                400,000       410,000

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MULTIPLE STRATEGIES FUND STATEMENT OF INVESTMENTS (CONTINUED)

                                     PRINCIPAL     MARKET VALUE
                                     AMOUNT(5)     NOTE 1
----------------------------------------------------------------
ELECTRIC UTILITIES (CONTINUED)

First PV Funding Corp.:
10.15% Lease Obligation Bonds,
Series 1986B, 1/15/16(4)             $    741,000  $    787,313
10.15% Lease Obligation Bonds,
Series 1986B, 1/15/16                      18,000        18,000
                                                   -------------
                                                      2,901,313
----------------------------------------------------------------
GAS UTILITIES - 0.2%
Beaver Valley II Funding Corp., 9%
Second Lease Obligation Bonds,
6/1/17(4)                                 989,000     1,092,845
                                                   -------------
Total Non-Convertible Corporate
Bonds and Notes (Cost $51,489,616)                   54,142,440
----------------------------------------------------------------
CORPORATE BONDS AND NOTES - 0.2%
----------------------------------------------------------------
Kaiser Aluminum & Chemical Corp.,
12.75% Sr. Sub. Nts., 2/1/03 (Cost
$1,043,750)                             1,000,000     1,072,500
----------------------------------------------------------------
REPURCHASE AGREEMENTS - 16.9%
----------------------------------------------------------------
Repurchase agreement with Smith,
Barney, Harris, Upham & Co., Inc.,
6.625%, dated 12/31/97, to be
repurchased at $107,839,676 on
1/2/98, collateralized by U.S.
Treasury Bonds, 8.875%-11.25%,
2/15/15-2/15/19, with a value of
$110,432,364 (Cost $107,800,000)      107,800,000   107,800,000
----------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST
$544,500,683)                               100.7%  641,798,961
----------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER
ASSETS                                       (0.7)   (4,254,131)
                                     ------------  -------------
NET ASSETS                                  100.0% $637,544,830
                                     ------------  -------------
                                     ------------  -------------

1. A sufficient amount of securities has been designated to cover outstanding written call options, as follows:

                                     SHARES
                                     SUBJECT   EXPIRATION   EXERCISE    PREMIUM       MARKET VALUE
                                     TO CALL   DATE         PRICE       RECEIVED      NOTE 1
---------------------------------------------------------------------------------------------------
ACE Ltd.                              6,200        2/23      $ 90.00    $    26,163   $     50,375
AMR Corp.                             5,000        5/18       120.00         62,348         73,750
Airtouch Communications, Inc.        14,000        1/20        40.00         20,579         31,500
Alaska Air Group, Inc.               11,000        1/20        35.00         14,304         38,500
America Online, Inc.                  6,000        4/20        90.00         65,818         60,750
American Express Co.                  7,600        4/18        90.00         39,671         40,850
AutoZone, Inc.                       12,000        6/22        35.00         13,890          9,000
CBS Corp.                            22,500        7/20        35.00         44,324         28,125
Chase Manhattan Corp., New            9,000        3/23       125.00         62,728         15,750
Cisco Systems, Inc.                   8,000        4/18        63.38         42,759         36,000
Comcast Corp.,                       20,000        1/19        20.00         17,099        225,000
Computer Associates International,
Inc.                                 10,000        1/20        53.38         37,199         33,750
Costco Cos., Inc.                    10,000        4/20        40.00         43,449         17,500
Costco Cos., Inc.                     4,900        4/20        45.00         11,184         18,375
Cracker Barrel Old Country Store,
Inc.                                 14,000        3/23        35.00         20,579         22,750
Disney (Walt) Co.                     5,000        1/20        90.00          6,725         45,625
ECI Telecommunications Ltd.          14,000        2/23        35.00         32,829          3,500
Ecolab, Inc.                          6,000        4/20        55.00         18,569         27,000
Electronic Arts, Inc.                14,700        3/23        45.00         43,658         25,725
Equitable Cos., Inc.                 11,000        1/19        35.00         21,669        165,000
General Electric Co.                  6,800        3/23        80.00         18,495         10,200
General Motors Corp.                  5,000        3/23        70.00         26,099         10,000
General Nutrition Cos., Inc.         15,000        7/20        40.00         42,674         34,687
Genzyme Corp. (General Division)     13,000        4/20        35.00         40,234          6,500

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MULTIPLE STRATEGIES FUND STATEMENT OF INVESTMENTS (CONTINUED)

1. Outstanding written call options (continued)

                                     SHARES
                                     SUBJECT   EXPIRATION   EXERCISE    PREMIUM       MARKET VALUE
                                     TO CALL   DATE         PRICE       RECEIVED      NOTE 1
---------------------------------------------------------------------------------------------------
Global Marine, Inc.                   8,400        1/19      $ 25.00    $    20,747   $      9,450
Global Marine, Inc.                   8,400        4/20        35.00         31,247          7,350
Gymboree Corp.                        8,000        7/21        30.00         33,759         22,000
Input/Output, Inc.                   27,000        2/23        30.00         53,188         72,563
Intel Corp.                          17,000        1/19        97.50         53,931          1,063
Intel Corp.                           7,000        4/18       115.00         17,289            875
International Game Technology        20,000        4/20        25.00         31,899         52,500
Iomega Corp.                         20,000        2/24        17.50         20,324          5,000
Johnson & Johnson                     9,000        7/20        70.00         32,354         30,375
Manor Care, Inc.                      8,800        7/21        40.00         20,635         15,400
Merrill Lynch & Co., Inc.             2,600        1/19        60.00          7,397         32,500
Merrill Lynch & Co., Inc.             7,200        4/20        80.00         33,983         25,200
Methode Electronics, Inc.            18,000        4/20        30.00         19,709          1,125
Mylan Laboratories, Inc.             11,500        7/21        25.00         28,404         17,250
Newbridge Networks Corp.              7,800        3/23        70.00         41,690            975
Newbridge Networks Corp.              2,900        6/22        65.00          4,263            544
Nokia Corp., A Shares, Sponsored
ADR                                   9,800        1/20        85.00         70,754          1,225
Novellus Systems, Inc.                8,400        3/23        57.50         95,421            525
Outback Steakhouse, Inc.             10,000        2/23        30.00         17,943         11,875
Outback Steakhouse, Inc.             10,000        5/18        35.00          8,780          8,125
SGS-Thomson Microelectronics NV       1,800        4/20       100.00         16,145            450
Sabre Group Holdings, Inc.            6,400        5/18        40.00         14,608          1,200
SkyWest, Inc.                        13,000        4/20        22.50         20,734         97,500
Symantec Corp.                       17,600        1/19        20.00         54,470         45,100
Symantec Corp.                       17,600        4/18        25.00         43,471         36,300
Symantec Corp.                       17,600        7/20        30.00         58,870         34,100
Transocean Offshore, Inc.             7,000        2/23        60.00         36,539          4,375
U S West Communications Group        10,000        4/21        47.50         20,324         13,750
United Healthcare Corp.               8,200        6/23        60.00         25,378         15,375
Weatherford Enterra, Inc.             5,000        3/23        50.00         11,566          7,186
WellPoint Health Networks, Inc.       2,300        1/19        50.00         12,581            432
West Marine, Inc.                    13,800        1/20        30.00         20,285          1,725
Western Atlas, Inc.                   4,800        3/23        85.00         26,855         50,400
Xerox Corp.                           8,000        4/20        90.00         19,260          5,500
                                                                        -----------   -------------
                                                                        $ 1,797,849   $  1,659,525
                                                                        -----------   -------------
                                                                        -----------   -------------

2. Non-income producing security.

3. Interest or dividend is paid in kind.

4. Identifies issues considered to be illiquid or restricted - See Note 6 of Notes to Financial Statements.

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MULTIPLE STRATEGIES FUND STATEMENT OF INVESTMENTS (CONTINUED)

5. Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

AUD    -  Australian Dollar       IEP    -  Irish Punt
CAD    -  Canadian Dollar         NZD    -  New Zealand Dollar
DKK    -  Danish Krone            PLZ    -  Polish Zloty
GBP    -  British Pound Sterling  ZAR    -  South African Rand

6. When-issued security to be delivered and settled after December 31, 1997.

7. Represents the current interest rate for a variable rate security.

8. Represents the current interest rate for an increasing rate security.

9. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $5,935,350 or 0.93% of the Fund's net assets as of December 31, 1997.

10. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.

11. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

See accompanying Notes to Financial Statements.

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GLOBAL SECURITIES FUND STATEMENT OF INVESTMENTS
DECEMBER 31, 1997

                                                   MARKET VALUE
                                     SHARES        NOTE 1
---------------------------------------------------------------
COMMON STOCKS - 75.0%
---------------------------------------------------------------
BASIC MATERIALS - 1.3%
---------------------------------------------------------------
CHEMICALS - 0.5%
Minerals Technologies, Inc.               100,000  $ 4,543,750
---------------------------------------------------------------
GOLD & PLATINUM - 0.4%
Newmont Mining Corp.                      120,500    3,539,687
---------------------------------------------------------------
METALS - 0.4%
Cia de Minas Buenaventura SA,
Sponsored ADR                              46,000      736,000
---------------------------------------------------------------
De Beers Consolidated Mines Ltd.,
ADR                                       150,400    3,073,800
                                                   ------------
                                                     3,809,800
---------------------------------------------------------------
CONSUMER CYCLICALS - 14.3%
---------------------------------------------------------------
AUTOS & HOUSING - 3.1%
Brazil Realty SA, GDR(1)                   60,000    1,236,534
---------------------------------------------------------------
Brisa-Auto Estradas de Portugal
SA(2)                                      70,300    2,521,088
---------------------------------------------------------------
IRSA Inversiones y Representaciones
SA                                      1,714,678    6,379,770
---------------------------------------------------------------
Porsche AG, Preference                     11,000   18,475,643
---------------------------------------------------------------
Solidere, GDR(1)                          110,000    1,443,750
                                                   ------------
                                                    30,056,785
---------------------------------------------------------------
LEISURE & ENTERTAINMENT - 5.7%
Callaway Golf Co.                         220,800    6,306,600
---------------------------------------------------------------
Corporacion Interamericana de
Entretenimiento SA, Cl. B(2)              434,200    3,371,566
---------------------------------------------------------------
Granada Group plc                         406,200    6,215,772
---------------------------------------------------------------
International Game Technology             350,000    8,837,500
---------------------------------------------------------------
Nintendo Co. Ltd.                         300,000   29,533,670
---------------------------------------------------------------
Resorts World Berhad                      563,000      949,080
                                                   ------------
                                                    55,214,188
---------------------------------------------------------------
MEDIA - 4.2%
Canal Plus                                 80,100   14,899,261
---------------------------------------------------------------
Grupo Televisa SA, Sponsored GDR(1)       267,100   10,333,431
---------------------------------------------------------------
Havas SA                                  200,000   14,395,277
---------------------------------------------------------------
Reed International plc                     33,200      333,227
                                                   ------------
                                                    39,961,196
---------------------------------------------------------------
RETAIL: GENERAL - 1.2%
Credit Saison Co. Ltd.                    290,000    7,181,912
---------------------------------------------------------------
PT Matahari Putra Prima(2)                542,000       46,019
---------------------------------------------------------------
Sonae Investimentos                       118,000    4,777,910
                                                   ------------
                                                    12,005,841
---------------------------------------------------------------
RETAIL: SPECIALTY - 0.1%
Giordano International Ltd.             2,100,000      725,001

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GLOBAL SECURITIES FUND STATEMENT OF INVESTMENTS (CONTINUED)

                                                   MARKET VALUE
                                     SHARES        NOTE 1
---------------------------------------------------------------
RETAIL: SPECIALTY (CONTINUED)

Wolford AG                                  4,550  $   275,140
                                                   ------------
                                                     1,000,141
---------------------------------------------------------------
CONSUMER NON-CYCLICALS - 13.5%
---------------------------------------------------------------
BEVERAGES - 2.6%
Cadbury Schweppes plc                   1,000,000   10,094,545
---------------------------------------------------------------
Cia Cervejaria Brahma, Preference       4,700,000    3,158,546
---------------------------------------------------------------
Diageo plc                                700,000    6,432,701
---------------------------------------------------------------
Fraser & Neave Ltd.                       127,000      550,228
---------------------------------------------------------------
South African Breweries Ltd.              178,900    4,411,516
                                                   ------------
                                                    24,647,536
---------------------------------------------------------------
FOOD - 3.3%
Cresud SA, Sponsored ADR(2)                95,000    1,876,250
---------------------------------------------------------------
Dairy Farm International Holdings
Ltd.                                    7,080,216    7,646,633
---------------------------------------------------------------
Disco SA, Sponsored ADR(2)                 93,200    4,188,175
---------------------------------------------------------------
Great Atlantic & Pacific Tea Co.,
Inc. (The)                                593,300   17,613,594
                                                   ------------
                                                    31,324,652
---------------------------------------------------------------
HEALTHCARE/DRUGS - 4.0%
Amgen, Inc.(2)                            150,000    8,118,750
---------------------------------------------------------------
BioChem Pharma, Inc.(2)                   198,900    4,152,037
---------------------------------------------------------------
Genzyme Corp. (General Division)(2)       200,000    5,550,000
---------------------------------------------------------------
Gilead Sciences, Inc.(2)                   72,700    2,780,775
---------------------------------------------------------------
Glaxo Wellcome plc, Sponsored ADR         200,000    9,575,000
---------------------------------------------------------------
Novartis AG                                 5,000    8,124,502
                                                   ------------
                                                    38,301,064
---------------------------------------------------------------
HEALTHCARE/SUPPLIES & SERVICES -
1.3%
Gehe AG                                    69,990    3,542,235
---------------------------------------------------------------
United States Surgical Corp.              307,000    8,998,937
                                                   ------------
                                                    12,541,172
---------------------------------------------------------------
HOUSEHOLD GOODS - 2.3%
Wella AG, Preference                       29,900   21,950,532
---------------------------------------------------------------
TOBACCO - 0.0%
PT Gudang Garam                            79,500      125,625
---------------------------------------------------------------
PT Hanjaya Mandala Sampoerna              100,000       78,302
                                                   ------------
                                                       203,927
---------------------------------------------------------------
ENERGY - 2.0%
---------------------------------------------------------------
ENERGY SERVICES & PRODUCERS - 1.6%
Coflexip SA, Sponsored ADR                 70,000    3,885,000
---------------------------------------------------------------
Global Marine, Inc.(2)                    100,000    2,450,000
---------------------------------------------------------------
Transocean Offshore, Inc.                 120,818    5,821,917

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GLOBAL SECURITIES FUND STATEMENT OF INVESTMENTS (CONTINUED)

                                                   MARKET VALUE
                                     SHARES        NOTE 1
---------------------------------------------------------------
ENERGY SERVICES & PRODUCERS
(CONTINUED)

Western Atlas, Inc.(2)                     49,300  $ 3,648,200
                                                   ------------
                                                    15,805,117
---------------------------------------------------------------
OIL-INTEGRATED - 0.4%
British Petroleum Co. plc, ADR             51,818    4,129,247
---------------------------------------------------------------
FINANCIAL - 17.6%
---------------------------------------------------------------
BANKS - 14.1%
Amalgamated Banks of South Africa
Ltd.                                      150,000      863,069
---------------------------------------------------------------
Banco Bradesco SA, Preference         655,260,951    6,458,550
---------------------------------------------------------------
Banco Espirito Santo e Comercial de
Lisboa SA                                  90,000    2,681,235
---------------------------------------------------------------
Banco Frances del Rio de la Plata
SA, Sponsored ADR                          63,250    1,731,469
---------------------------------------------------------------
Banco Latinoamericano de
Exportaciones SA, Cl. E                    66,100    2,734,887
---------------------------------------------------------------
Banco Pinto & Sotto Mayor SA              131,700    1,887,626
---------------------------------------------------------------
Banco Rio de la Plata SA, ADR(2)          223,300    3,126,200
---------------------------------------------------------------
Bankers Trust New York Corp.               40,000    4,497,500
---------------------------------------------------------------
Banque Libanaise Pour Le Comm SAL,
GDR, Cl. B(2)                              50,000      907,500
---------------------------------------------------------------
Barclays plc                               97,000    2,582,394
---------------------------------------------------------------
Cie Financiere de Paribas, Series A       180,300   15,674,711
---------------------------------------------------------------
Credito Italiano                        4,000,000   12,341,654
---------------------------------------------------------------
Deutsche Bank AG                          150,000   10,494,743
---------------------------------------------------------------
Industrial Finance Corp.                1,048,000      161,068
---------------------------------------------------------------
Istituto Bancario San Paolo di
Torino                                  1,000,000    9,558,843
---------------------------------------------------------------
Long-Term Credit Bank of Japan Ltd.
(The)                                   2,043,000    3,283,983
---------------------------------------------------------------
National Westminster Bank plc             487,600    8,099,201
---------------------------------------------------------------
Northern Trust Corp.                        7,600      530,100
---------------------------------------------------------------
PT Pan Indonesia Bank                   2,908,500      370,422
---------------------------------------------------------------
Societe Generale                           97,000   13,221,713
---------------------------------------------------------------
UBS, Bearer                                20,000   28,960,249
---------------------------------------------------------------
Unibanco-Uniao de Bancos
Brasileiros SA, Sponsored GDR
Representing 500 Units of one
Preferred Share of Unibanco and one
Preferred Share of Unibanco
Holdings SA(2)                            145,500    4,683,281
                                                   ------------
                                                   134,850,398
---------------------------------------------------------------
DIVERSIFIED FINANCIAL - 3.1%
American Express Co.                       24,500    2,186,625
---------------------------------------------------------------
Associates First Capital Corp., Cl.
A                                         160,000   11,380,000
---------------------------------------------------------------
Fannie Mae                                150,000    8,559,375
---------------------------------------------------------------
First NIS Regional Fund(1)(2)             180,000    3,105,000
---------------------------------------------------------------
Housing Development Finance Corp.
Ltd.(3)                                    22,290    1,749,542
---------------------------------------------------------------
Industrial Credit & Investment
Corp. of India Ltd., GDR(1)               162,500    2,112,500
---------------------------------------------------------------
ING Groep NV                               10,500      442,328
                                                   ------------
                                                    29,535,370

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GLOBAL SECURITIES FUND STATEMENT OF INVESTMENTS (CONTINUED)

                                                   MARKET VALUE
                                     SHARES        NOTE 1
---------------------------------------------------------------
INSURANCE - 0.4%
American International Group, Inc.         23,700  $ 2,577,375
---------------------------------------------------------------
Reinsurance Australia Corp. Ltd.          577,000    1,503,815
                                                   ------------
                                                     4,081,190
---------------------------------------------------------------
INDUSTRIAL - 6.7%
---------------------------------------------------------------
INDUSTRIAL SERVICES - 5.4%
Adecco SA                                  40,000   11,614,266
---------------------------------------------------------------
Atos SA(2)                                 50,000    6,449,616
---------------------------------------------------------------
Grupo Elektra SA de CV, CPO             1,461,000    2,577,017
---------------------------------------------------------------
IHC Caland NV                              45,000    2,335,210
---------------------------------------------------------------
Rentokil Group plc                      2,500,000   11,065,332
---------------------------------------------------------------
UNOVA, Inc.(2)                             49,300      810,369
---------------------------------------------------------------
VBH Holding AG                            247,000    3,296,918
---------------------------------------------------------------
WPP Group plc                           3,000,000   13,303,080
                                                   ------------
                                                    51,451,808
---------------------------------------------------------------
MANUFACTURING - 1.0%
Powerscreen International plc             738,303    7,379,944
---------------------------------------------------------------
Societe BIC SA                             35,932    2,623,885
                                                   ------------
                                                    10,003,829
---------------------------------------------------------------
TRANSPORTATION - 0.3%
Guangshen Railway Co. Ltd.,
Sponsored ADR                             220,200    2,958,938
---------------------------------------------------------------
TECHNOLOGY - 16.6%
---------------------------------------------------------------
AEROSPACE/DEFENSE - 1.3%
Rolls-Royce plc                         3,164,038   12,234,373
---------------------------------------------------------------
COMPUTER HARDWARE - 2.6%
International Business Machines
Corp.                                     100,000   10,456,250
---------------------------------------------------------------
Iomega Corp.(2)                           700,000    8,706,250
---------------------------------------------------------------
Sun Microsystems, Inc.(2)                 142,000    5,662,250
                                                   ------------
                                                    24,824,750
---------------------------------------------------------------
COMPUTER SOFTWARE/SERVICES - 4.2%
Cap Gemini SA                             300,000   24,609,940
---------------------------------------------------------------
First Data Corp.                           87,000    2,544,750
---------------------------------------------------------------
Microsoft Corp.(2)                         58,000    7,496,500
---------------------------------------------------------------
Misys plc                                 194,914    5,869,030
                                                   ------------
                                                    40,520,220
---------------------------------------------------------------
ELECTRONICS - 3.4%
Intel Corp.                                20,000    1,405,000
---------------------------------------------------------------
Keyence Corp.                              27,500    4,082,030
---------------------------------------------------------------
National Semiconductor Corp.(2)           350,000    9,078,125
---------------------------------------------------------------
Sony Corp.                                200,000   17,843,259
                                                   ------------
                                                    32,408,414

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GLOBAL SECURITIES FUND STATEMENT OF INVESTMENTS (CONTINUED)

                                                   MARKET VALUE
                                     SHARES        NOTE 1
---------------------------------------------------------------
TELECOMMUNICATIONS-TECHNOLOGY -
5.1%
Alcatel Alsthom SA                        150,000  $19,074,573
---------------------------------------------------------------
Cisco Systems, Inc.(2)                     61,650    3,436,988
---------------------------------------------------------------
Newbridge Networks Corp.(2)                80,000    2,790,000
---------------------------------------------------------------
QUALCOMM, Inc.(2)                         231,400   11,685,700
---------------------------------------------------------------
SK Telecom Co. Ltd.                         8,457    2,586,698
---------------------------------------------------------------
Telecom Italia Mobile SpA               2,000,000    9,236,444
                                                   ------------
                                                    48,810,403
---------------------------------------------------------------
UTILITIES - 3.0%
---------------------------------------------------------------
TELEPHONE UTILITIES - 3.0%
CPT Telefonica del Peru SA, Cl. B       3,400,031    7,595,917
---------------------------------------------------------------
Portugal Telecom SA                       375,000   17,419,621
---------------------------------------------------------------
Videsh Sanchar Nigam Ltd., GDR            250,000    3,506,250
                                                   ------------
                                                    28,521,788
                                                   ------------
Total Common Stocks (Cost
$617,877,896)                                      719,236,116
---------------------------------------------------------------
PREFERRED STOCKS - 0.3%
---------------------------------------------------------------
Marschollek, Lautenschlaeger und
Partner AG, Non-Vtg. Preferred
Stock
(Cost $1,603,264)                          13,257    3,428,452

                                     UNITS
---------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES -
0.0%
---------------------------------------------------------------
Banco Bradesco SA, Preference, Rts.
Exp. 2/98                              28,015,796           --
---------------------------------------------------------------
American Satellite Network, Inc.
Wts., Exp. 6/99                             6,250           --
---------------------------------------------------------------
PT Pan Indonesia Bank Wts., Exp.
6/00                                      415,500        3,685
                                                   ------------
Total Rights, Warrants and
Certificates (Cost $0)                                   3,685

                                     PRINCIPAL
                                     AMOUNT
---------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 7.7%
---------------------------------------------------------------
U.S. Treasury Bonds:
STRIPS, 6.98%, 11/15/18(4)(5)        $ 86,770,000   24,763,898
STRIPS, 6.93%, 8/15/19(5)             180,000,000   48,997,800
                                                   ------------
Total U.S. Government Obligations
(Cost $61,980,756)                                  73,761,698
---------------------------------------------------------------
REPURCHASE AGREEMENTS - 17.3%
---------------------------------------------------------------
Repurchase agreement with Smith,
Barney, Harris, Upham & Co., Inc.,
6.625%, dated 12/31/97, to be
repurchased at $165,760,987 on
1/2/98, collateralized by U.S.
Treasury Bonds, 8.875%-11.25%,
2/15/15-2/15/19, with a value of
$169,746,221
(Cost $165,700,000)                   165,700,000  165,700,000
---------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST
$847,161,916)                               100.3% 962,129,951
---------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER
ASSETS                                       (0.3)  (3,019,731 )
                                     ------------  ------------
NET ASSETS                                  100.0% $959,110,220
                                     ------------  ------------
                                     ------------  ------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GLOBAL SECURITIES FUND STATEMENT OF INVESTMENTS (CONTINUED)

1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $18,231,215 or 1.90% of the Fund's net assets as of December 31, 1997.

2. Non-income producing security.

3. Identifies issues considered to be illiquid or restricted - See Note 7 of Notes to Financial Statements.

4. Securities with an aggregate market value of $8,561,910 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 6 of Notes to Financial Statements.

5. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.

Distribution of investments by country of issue, as a percentage of total investments at value, is as follows:

COUNTRY                              MARKET VALUE    PERCENT
------------------------------------------------------------
United States                        $411,474,565      42.8%
------------------------------------------------------------
France                                114,833,976      11.9
------------------------------------------------------------
Great Britain                          97,313,846      10.1
------------------------------------------------------------
Japan                                  61,924,854       6.4
------------------------------------------------------------
Germany                                61,188,523       6.4
------------------------------------------------------------
Switzerland                            48,699,017       5.1
------------------------------------------------------------
Italy                                  31,136,942       3.2
------------------------------------------------------------
Portugal                               29,287,479       3.0
------------------------------------------------------------
Argentina                              17,301,863       1.8
------------------------------------------------------------
Mexico                                 16,282,015       1.7
------------------------------------------------------------
Brazil                                 15,536,910       1.6
------------------------------------------------------------
South Africa                            8,348,385       0.9
------------------------------------------------------------
Peru                                    8,331,917       0.9
------------------------------------------------------------
Singapore                               8,196,861       0.9
------------------------------------------------------------
India                                   7,368,292       0.8
------------------------------------------------------------
Canada                                  4,152,037       0.4
------------------------------------------------------------
Russia                                  3,105,000       0.3
------------------------------------------------------------
China                                   2,958,938       0.3
------------------------------------------------------------
The Netherlands                         2,777,538       0.3
------------------------------------------------------------
Panama                                  2,734,888       0.3
------------------------------------------------------------
Korea, Republic of (South)              2,586,698       0.3
------------------------------------------------------------
Lebanon                                 2,351,250       0.2
------------------------------------------------------------
Australia                               1,503,815       0.2
------------------------------------------------------------
Malaysia                                  949,080       0.1
------------------------------------------------------------
Hong Kong                                 725,001       0.1
------------------------------------------------------------
Indonesia                                 624,053       0.1
------------------------------------------------------------
Austria                                   275,140       0.0
------------------------------------------------------------
Thailand                                  161,068       0.0
                                     -------------   -------
Total                                $962,129,951     100.0%
                                     -------------   -------
                                     -------------   -------

See accompanying Notes to Financial Statements.

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER STRATEGIC BOND FUND STATEMENT OF INVESTMENTS
DECEMBER 31, 1997

                                          PRINCIPAL          MARKET VALUE
                                          AMOUNT(1)          NOTE 1
--------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS - 22.6%
--------------------------------------------------------------------------
GOVERNMENT AGENCY - 18.7%
--------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED - 9.2%
Federal Home Loan Mortgage Corp.:
Collateralized Mtg. Obligations,
Gtd. Multiclass Mtg. Participation
Certificates, Series 151, Cl. F,
9%, 5/15/21                               $      1,500,000   $  1,627,931
Interest-Only Stripped Mtg.-Backed
Security, Series 177, Cl. B,
13.03%, 7/1/26(2)                               11,852,995      3,465,149
--------------------------------------------------------------------------
Federal National Mortgage Assn.:
6.375%, 8/15/07                      AUD         1,250,000        819,614
7%, 1/1/13(3)                                   10,000,000     10,146,900
7%, 9/26/00                          NZD         1,120,000        632,904
7.50%, 8/1/25                                      928,642        952,350
Interest-Only Stripped Mtg.-Backed
Security, Trust 249, Cl. 2, 4.99%,
10/25/23(2)                                      3,728,368      1,138,318
Sr. Unsub. Medium-Term Nts., 6.50%,
7/10/02                              AUD           430,000        287,024
                                                             -------------
                                                               19,070,190
--------------------------------------------------------------------------
GNMA/GUARANTEED - 9.5%
Government National Mortgage Assn.:
6.875%, 11/20/25                                   556,633        571,679
7%, 1/1/28(3)                                   10,000,000     10,071,900
7.50%, 2/15/27                                   4,591,784      4,706,257
8%, 11/15/25                                     2,508,396      2,601,934
8%, 5/15/26                                      1,652,123      1,713,202
                                                             -------------
                                                               19,664,972
--------------------------------------------------------------------------
PRIVATE - 3.9%
--------------------------------------------------------------------------
COMMERCIAL - 2.8%
Amresco Commercial Mortgage Funding
I Corp., Multiclass Mtg. Pass-
Through Certificates, Series
1997-C1, Cl. E, 7%, 6/17/29(4)                     100,000         92,438
--------------------------------------------------------------------------
Asset Securitization Corp.,
Commercial Mtg. Pass-Through
Certificates:
Series 1997-D5, Cl. B1, 6.93%,
2/14/41                                            300,000        273,984
Series 1997-D5, Cl. B2, 6.93%,
2/14/41                                            250,000        223,906
--------------------------------------------------------------------------
CRIIMI MAE Trust I, Collateralized
Mtg. Obligations, Series 1996-C1,
Cl. A-2, 7.56%, 8/30/05(5)                         100,000        102,359
--------------------------------------------------------------------------
CS First Boston Mortgage Securities
Corp., Mtg. Pass-Through
Certificates, Series 1997-C2, Cl.
F, 7.46%, 1/17/35                                  150,000        140,859
--------------------------------------------------------------------------
FDIC Trust, Gtd. Real Estate Mtg.
Investment Conduit Pass-Through
Certificates, Series 1994-C1, Cl.
2-G, 8.70%, 9/25/25(4)                             153,594        157,695
--------------------------------------------------------------------------
First Chicago/Lennar Trust 1,
Commercial Mtg. Pass-Through
Certificates:
Series 1997-CHL1, 8.116%,
2/25/11(4)(6)                                      600,000        510,780
Series 1997-CHL1, 8.116%,
5/25/08(4)(6)                                      350,000        355,005
--------------------------------------------------------------------------
General Motors Acceptance Corp.,
Collateralized Mtg. Obligations:
Series 1997-C1, Cl. G, 7.414%,
11/15/11                                           440,000        411,400
Series 1997-C2, Cl. F, 6.75%,
4/16/29                                            250,000        214,297

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER STRATEGIC BOND FUND STATEMENT OF INVESTMENTS (CONTINUED)

                                          PRINCIPAL          MARKET VALUE
                                          AMOUNT(1)          NOTE 1
--------------------------------------------------------------------------
COMMERCIAL (CONTINUED)

General Motors Acceptance Corp.,
Interest-Only Stripped Mtg.-Backed
Security, Series 1997-C1, Cl. X,
8.91%, 7/15/27(2)                         $      4,295,474   $    432,232
--------------------------------------------------------------------------
Merrill Lynch Mortgage Investors,
Inc., Mtg. Pass-Through
Certificates, Series 1995-C2, Cl.
D, 8.189%, 6/15/21(6)                              367,685        375,958
--------------------------------------------------------------------------
Morgan Stanley Capital I, Inc.,
Commercial Mtg. Pass-Through
Certificates:
Series 1996-C1, Cl. F, 7.51%,
2/15/28(4)(6)                                      162,744        131,111
Series 1997-HF1, Cl. F, 6.86%,
2/15/10(4)                                         150,000        136,688
Series 1997-RR, Cl. D, 7.74%,
4/30/39                                             50,000         48,250
Series 1997-RR, Cl. F, 7.74%,
4/30/39                                            300,000        235,125
Series 1997-XL1, Cl. G, 7.695%,
10/3/30(6)                                         290,000        282,569
--------------------------------------------------------------------------
NationsCommercial Corp., NB
Commercial Mtg. Pass-Through
Certificates, Series-DMC, Cl. C,
8.921%, 8/12/11(5)                                 200,000        213,563
--------------------------------------------------------------------------
Nykredit AS, Mtg.-Backed Security,
Series ANN, 6%, 10/1/26              DKK         3,243,000        461,546
--------------------------------------------------------------------------
Realkredit Danmark, Mtg.-Backed
Security, 6%, 10/1/26                DKK         3,245,000        461,120
--------------------------------------------------------------------------
Resolution Trust Corp., Commercial
Mtg. Pass-Through Certificates:
Series 1992-CHF, Cl. D, 8.25%,
12/25/20                                           121,210        121,133
Series 1993-C1, Cl. D, 9.45%,
5/25/24                                             91,000         91,825
Series 1994-C2, Cl. E, 8%, 4/25/25                 210,423        212,342
--------------------------------------------------------------------------
Structured Asset Securities Corp.:
Commercial Mtg. Pass-Through
Certificates, Series 1997-LLI, Cl.
F, 7.30%, 4/12/12(4)                               200,000        185,813
Multiclass Pass-Through
Certificates, Series 1995-C4, Cl.
E, 8.77%, 6/25/26(4)(6)                             46,290         47,765
                                                             -------------
                                                                5,919,763
--------------------------------------------------------------------------
MULTI-FAMILY - 0.8%
Mortgage Capital Funding, Inc.:
Commercial Mtg. Pass-Through
Certificates, Series 1997-MC1, Cl.
F, 7.452%, 5/20/07(4)                               63,720         60,693
Multifamily Mtg. Pass-Through
Certificates, Series 1996-MC1, Cl.
G, 7.15%, 6/15/06(5)                               800,000        760,250
--------------------------------------------------------------------------
Salomon Brothers Mortgage
Securities VII, Series 1996-CL, Cl.
F, 9.19%, 1/20/28(6)                             1,000,000        869,375
                                                             -------------
                                                                1,690,318
--------------------------------------------------------------------------
RESIDENTIAL - 0.3%
CS First Boston Mortgage Securities
Corp., Mtg. Pass-Through
Certificates:
Series 1997-C1, Cl. F, 7.50%,
6/20/13(4)                                         100,000         97,000
Series 1997-C1, Cl. G, 7.50%,
6/20/14(4)                                         100,000         92,470
Series 1997-C1, Cl. H, 7.50%,
8/20/14(4)                                          60,000         47,376
Series 1997-C2, Cl. H, 7.46%,
1/17/35                                            100,000         79,969
--------------------------------------------------------------------------
Salomon Brothers Mortgage
Securities VII, Series 1996-B, Cl.
1, 7.136%, 4/25/26                                 393,408        277,845
                                                             -------------
                                                                  594,660
                                                             -------------
Total Mortgage-Backed Obligations
(Cost $46,435,758)                                             46,939,903

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER STRATEGIC BOND FUND STATEMENT OF INVESTMENTS (CONTINUED)

                                          PRINCIPAL          MARKET VALUE
                                          AMOUNT(1)          NOTE 1
--------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 29.3%
--------------------------------------------------------------------------
U.S. Treasury Bonds:
10.75%, 2/15/03                           $      5,600,000   $  6,828,506
11.25%, 2/15/15                                    690,000      1,081,360
11.625%, 11/15/02                                1,085,000      1,352,860
11.625%, 11/15/04                                7,215,000      9,573,410
11.875%, 11/15/03                                2,495,000      3,245,840
13.125%, 5/15/01                                 2,800,000      3,428,253
6%, 2/15/26(7)                                     730,000        729,316
6.50%, 11/15/26                                  3,170,000      3,384,967
6.875%, 8/15/25(8)                               1,100,000      1,226,501
8.125%, 8/15/19                                    163,000        204,056
9.375%, 2/15/06                                    900,000      1,107,844
--------------------------------------------------------------------------
U.S. Treasury Nts.:
10.75%, 5/15/03                                  8,568,000     10,522,584
14.25%, 2/15/02                                    400,000        523,875
6.25%, 10/31/01(8)(9)                            6,985,000      7,109,424
6.25%, 2/15/03                                   3,325,000      3,401,894
7.25%, 5/15/04                                     935,000      1,009,508
7.50%, 10/31/99                                  1,750,000      1,804,689
7.50%, 5/15/02                                   4,020,000      4,293,867
                                                             -------------
Total U.S. Government Obligations
(Cost $60,289,411)                                             60,828,754
--------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS -
20.1%
--------------------------------------------------------------------------
ARGENTINA - 1.8%
Argentina (Republic of) Bonds:
5%, 12/20/02                         JPY        60,000,000        429,692
Bonos de Consolidacion de Deudas,
Series I, 5.66%, 4/1/01(6)                         143,934        135,611
--------------------------------------------------------------------------
Argentina (Republic of) Floating
Rate Bonds, Series L, 6.69%,
3/31/05(6)                                         172,800        154,872
--------------------------------------------------------------------------
Argentina (Republic of) Nts.,
Series REGS, 11.75%, 2/12/07         ARP           440,000        416,976
--------------------------------------------------------------------------
Argentina (Republic of) Par Bonds,
5.50%, 3/31/23(10)                                 770,000        566,427
--------------------------------------------------------------------------
Argentina (Republic of) Unsec.
Unsub. Medium-Term Nts.:
5.50%, 3/27/01                       JPY       170,000,000      1,290,614
8.75%, 7/10/02                       ARP           320,000        277,651
--------------------------------------------------------------------------
Banco Hipotecario Nacional
(Argentina) Medium-Term Nts.,
10.625%, 8/7/06(9)                                 400,000        406,000
                                                             -------------
                                                                3,677,843
--------------------------------------------------------------------------
AUSTRALIA - 1.8%
New South Wales Treasury Corp. Gtd.
Bonds, 8%, 12/1/01                   AUD         1,610,000      1,126,815
--------------------------------------------------------------------------
Queensland Treasury Corp.
Exchangeable Gtd. Nts.:
8%, 8/14/01                          AUD         1,858,000      1,301,406
8%, 9/14/07                          AUD         1,560,000      1,141,743
--------------------------------------------------------------------------
Treasury Corp. of Victoria Gtd.
Bonds, 8.25%, 10/15/03               AUD           115,000         82,985
                                                             -------------
                                                                3,652,949
--------------------------------------------------------------------------
BRAZIL - 1.4%
Banco Estado Minas Gerais, 8.25%,
2/10/00                                            250,000        238,125

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER STRATEGIC BOND FUND STATEMENT OF INVESTMENTS (CONTINUED)

                                          PRINCIPAL          MARKET VALUE
                                          AMOUNT(1)          NOTE 1
--------------------------------------------------------------------------
BRAZIL (CONTINUED)

Brazil (Federal Republic of)
Capitalization Bonds, 8%, 4/15/14         $      2,753,727   $  2,163,397
--------------------------------------------------------------------------
Brazil (Federal Republic of)
Eligible Interest Bonds, 6.69%,
4/15/06(6)                                         686,000        593,390
                                                             -------------
                                                                2,994,912
--------------------------------------------------------------------------
BULGARIA - 0.2%
Bulgaria (Republic of) Front-Loaded
Interest Reduction Bearer Bonds,
Tranche A, 2.30%, 7/28/12(10)                      510,000        311,100
--------------------------------------------------------------------------
Bulgaria (Republic of) Interest
Arrears Bonds, 6.69%, 7/28/11(6)                   160,000        117,200
                                                             -------------
                                                                  428,300
--------------------------------------------------------------------------
CANADA - 1.2%
Canada (Government of) Bonds:
9.75%, 6/1/01                        CAD         1,995,000      1,585,188
Series A-33, 11.50%, 9/1/00          CAD         1,100,000        886,169
                                                             -------------
                                                                2,471,357
--------------------------------------------------------------------------
COLOMBIA - 0.2%
Financiera Energetica Nacional SA
Nts., 9.375%, 6/15/06                              500,000        504,688
--------------------------------------------------------------------------
DENMARK - 0.5%
Denmark (Kingdom of) Bonds, 7%,
11/10/24                             DKK         5,880,000        958,015
--------------------------------------------------------------------------
ECUADOR - 0.3%
Ecuador (Republic of) Disc. Bonds,
6.688%, 2/28/25(6)                                 300,000        226,500
--------------------------------------------------------------------------
Ecuador (Republic of) Past Due
Interest Bonds, 6.688%, 2/27/15(6)                 601,458        393,955
                                                             -------------
                                                                  620,455
--------------------------------------------------------------------------
GERMANY - 0.5%
Germany (Republic of) Bonds, Series
94, 6.25%, 1/4/24                    DEM         1,630,000        952,503
--------------------------------------------------------------------------
GREAT BRITAIN - 1.3%
United Kingdom Treasury Nts.:
7.25%, 3/30/98                       GBP           805,000      1,324,549
7.75%, 9/8/06                        GBP           730,000      1,308,496
                                                             -------------
                                                                2,633,045
--------------------------------------------------------------------------
HUNGARY - 0.5%
Hungary (Government of) Bonds:
Series 98-I, 23.50%, 5/17/98         HUF       160,000,000        793,312
Series 99-G, 16.50%, 7/24/99         HUF        44,000,000        208,991
                                                             -------------
                                                                1,002,303
--------------------------------------------------------------------------
IRELAND - 0.4%
Ireland (Government of) Bonds,
9.25%, 7/11/03                       IEP           255,000        434,263
--------------------------------------------------------------------------
National Treasury Management Agency
(Irish Government) Bonds, 8%,
8/18/06                              IEP           235,000        390,495
                                                             -------------
                                                                  824,758
--------------------------------------------------------------------------
ITALY - 1.3%
Italy (Republic of) Treasury Bonds,
Buoni del Tesoro Poliennali:
10.50%, 4/1/00                       ITL       550,000,000        346,862
10.50%, 4/1/05                       ITL       600,000,000        438,293
12%, 1/1/02                          ITL     1,535,000,000      1,079,191

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER STRATEGIC BOND FUND STATEMENT OF INVESTMENTS (CONTINUED)

                                          PRINCIPAL          MARKET VALUE
                                          AMOUNT(1)          NOTE 1
--------------------------------------------------------------------------
ITALY (CONTINUED)
Italy (Republic of) Treasury Bonds,
Buoni del Tesoro Poliennali:
(Continued)

9%, 10/1/03                          ITL     1,360,000,000   $    907,310
                                                             -------------
                                                                2,771,656
--------------------------------------------------------------------------
JORDAN - 0.2%
Hashemite (Kingdom of Jordan) Disc.
Bonds, 6.875%, 12/23/23(6)                         500,000        417,031
--------------------------------------------------------------------------
MEXICO - 1.9%
Banco Nacional de Comercio Exterior
SNC International Finance BV Gtd.
Registered Bonds, 11.25%, 5/30/06                  265,000        295,475
--------------------------------------------------------------------------
United Mexican States Bonds:
10.375%, 1/29/03                     DEM           725,000        441,723
11.375%, 9/15/16                                   880,000        998,800
16.50%, 9/1/08(4)                    GBP            20,000         48,704
--------------------------------------------------------------------------
United Mexican States
Collateralized Fixed Rate Par
Bonds:
Series B, 6.25%, 12/31/19                          600,000        502,500
Series W-A, 6.25%, 12/31/19                        250,000        209,375
Series W-B, 6.25%, 12/31/19                      1,600,000      1,340,000
--------------------------------------------------------------------------
United Mexican States Petroleos
Mexicanos Gtd. Unsec. Unsub. Nts.,
7.875%, 3/2/99                       CAD           200,000        141,682
                                                             -------------
                                                                3,978,259
--------------------------------------------------------------------------
NEW ZEALAND - 1.1%
New Zealand (Government of) Bonds,
7%, 7/15/09                          NZD         3,795,000      2,213,013
--------------------------------------------------------------------------
NORWAY - 0.4%
Norway (Government of) Bonds,
9.50%, 10/31/02                      NOK         4,680,000        750,673
--------------------------------------------------------------------------
PANAMA - 0.1%
Panama (Government of) Past Due
Interest Debs., 6.89%, 7/17/16(6)                  225,968        184,447
--------------------------------------------------------------------------
PERU - 0.1%
Peru (Republic of) Front-Loaded
Interest Reduction Bonds, 3.25%,
3/7/17(6)                                          455,000        269,588
--------------------------------------------------------------------------
PHILIPPINES - 0.0%
Philippines (Republic of) Par
Bonds, Series B, 6.50%,
12/1/17(4)(10)                                     110,000         93,088
--------------------------------------------------------------------------
POLAND - 0.9%
Poland (Republic of) Bonds:
14%, 2/12/00                         PLZ         2,160,000        515,930
15%, 10/12/99                        PLZ         1,100,000        273,321
16%, 2/12/99                         PLZ         2,150,000        559,562
16%, 6/12/98                         PLZ           650,000        176,518
--------------------------------------------------------------------------
Poland (Republic of) Past Due
Interest Bonds, 4%, 10/27/14(10)                   440,000        381,150
                                                             -------------
                                                                1,906,481
--------------------------------------------------------------------------
RUSSIA - 0.5%
City of St. Petersburg Sr. Unsub.
Nts., 9.50%, 6/18/02(5)                            180,000        164,925
--------------------------------------------------------------------------
Ministry of Finance (Russian
Government) Unsec. Unsub. Bonds,
10%, 6/26/07(5)                                    320,000        297,280
--------------------------------------------------------------------------
Russia (Government of) Bonds, 22%,
4/28/99(11)                          RUR     1,585,000,000        227,391

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER STRATEGIC BOND FUND STATEMENT OF INVESTMENTS (CONTINUED)

                                          PRINCIPAL          MARKET VALUE
                                          AMOUNT(1)          NOTE 1
--------------------------------------------------------------------------
RUSSIA (CONTINUED)

SBS Agro Finance BV Bonds, 10.25%,
7/21/00                                   $        339,000   $    300,015
                                                             -------------
                                                                  989,611
--------------------------------------------------------------------------
SOUTH AFRICA - 0.7%
South Africa (Republic of) Bonds:
Series 150, 12%, 2/28/05             ZAR         3,605,570        684,172
Series 162, 12.50%, 1/15/02          ZAR         1,950,240        385,468
Series 175, 9%, 10/15/02             ZAR         2,046,800        350,365
                                                             -------------
                                                                1,420,005
--------------------------------------------------------------------------
SPAIN - 0.9%
Spain (Kingdom of) Gtd. Bonds,
Bonos y Obligacion del Estado:
10.30%, 6/15/02                      ESP        21,500,000        170,029
10.50%, 10/30/03                     ESP        59,550,000        491,550
11.45%, 8/30/98                      ESP        12,000,000         82,034
12.25%, 3/25/00                      ESP       141,000,000      1,070,298
                                                             -------------
                                                                1,813,911
--------------------------------------------------------------------------
SWEDEN - 0.4%
Sweden (Kingdom of) Bonds, Series
1037, 8%, 8/15/07                    SEK         6,300,000        910,933
--------------------------------------------------------------------------
TURKEY - 0.4%
Turkey (Republic of) Treasury
Bills, Zero Coupon, 92.27%,
3/4/98(12)                           TRL   232,300,000,000        938,223
--------------------------------------------------------------------------
VENEZUELA - 1.1%
Venezuela (Republic of) Bonds,
9.25%, 9/15/27                                     970,000        871,545
--------------------------------------------------------------------------
Venezuela (Republic of)
Collateralized Par Bonds, Series
W-A, 6.75%, 3/31/20                              1,000,000        870,000
--------------------------------------------------------------------------
Venezuela (Republic of) Disc.
Bonds, Series DL, 6.75%,
12/18/07(6)                                        476,190        428,274
--------------------------------------------------------------------------
Venezuela (Republic of) New Money
Bonds, Series A, 6.91%, 12/18/05(6)                250,000        223,750
                                                             -------------
                                                                2,393,569
                                                             -------------
Total Foreign Government
Obligations (Cost $43,127,415)                                 41,771,616
--------------------------------------------------------------------------
LOAN PARTICIPATIONS - 0.6%
--------------------------------------------------------------------------
GS Moskovskaya, 19% Nts.,
6/12/98(4)                                         265,000        258,879
--------------------------------------------------------------------------
Jamaica (Government of) 1990
Refinancing Agreement Nts., Tranche
A, 6.56%, 10/16/00(4)(6)                            37,500         35,625
--------------------------------------------------------------------------
Russian (Government of) Principal
Loans Debs., 6.719%,
6/2/98(3)(4)(6)                                  1,535,000        949,781
                                                             -------------
Total Loan Participations (Cost
$1,252,430)                                                     1,244,285
--------------------------------------------------------------------------
CORPORATE BONDS AND NOTES - 28.2%
--------------------------------------------------------------------------
BASIC INDUSTRY - 2.9%
--------------------------------------------------------------------------
CHEMICALS - 1.0%
ClimaChem, Inc., 10.75% Gtd. Sr.
Unsec. Nts., 12/1/07(5)                            150,000        155,250
--------------------------------------------------------------------------
Harris Chemical North America,
Inc., 10.75% Gtd. Sr. Sub. Nts.,
10/15/03                                           100,000        107,250
--------------------------------------------------------------------------
ICO, Inc., 10.375% Sr. Nts., 6/1/07                 50,000         53,875
--------------------------------------------------------------------------
ISP Holdings, Inc., 9% Sr. Nts.,
Series B, 10/15/03                                  55,000         57,269

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER STRATEGIC BOND FUND STATEMENT OF INVESTMENTS (CONTINUED)

                                          PRINCIPAL          MARKET VALUE
                                          AMOUNT(1)          NOTE 1
--------------------------------------------------------------------------
CHEMICALS (CONTINUED)

Laroche Industries, Inc., 9.50% Sr.
Sub. Nts., 9/15/07(5)                     $        150,000   $    148,500
--------------------------------------------------------------------------
NL Industries, Inc., 11.75% Sr.
Sec. Nts., 10/15/03                                140,000        155,750
--------------------------------------------------------------------------
PCI Chemicals Canada, Inc., 9.25%
Sr. Nts., 10/15/07(5)                              175,000        173,250
--------------------------------------------------------------------------
Pioneer Americas Acquisition Corp.,
9.25% Sr. Nts., 6/15/07                            200,000        202,500
--------------------------------------------------------------------------
Polytama International Finance BV,
11.25% Gtd. Sec. Nts., 6/15/07                     170,000        126,650
--------------------------------------------------------------------------
Sovereign Specialty Chemicals,
Inc., 9.50% Sr. Sub. Nts.,
8/1/07(5)                                          425,000        437,750
--------------------------------------------------------------------------
Sterling Chemicals Holdings, Inc.,
0%/13.50% Sr. Disc. Nts.,
8/15/08(13)                                        200,000        123,000
--------------------------------------------------------------------------
Sterling Chemicals, Inc.:
11.25% Sr. Sub. Nts., 4/1/07                        50,000         50,250
11.75% Sr. Unsec. Sub. Nts.,
8/15/06(8)                                         200,000        205,000
                                                             -------------
                                                                1,996,294
--------------------------------------------------------------------------
CONTAINERS - 0.1%
Consumers International, Inc.,
10.25% Sr. Sec. Nts., 4/1/05(4)                    250,000        275,000
--------------------------------------------------------------------------
METALS/MINING - 0.2%
Centaur Mining & Exploration Ltd.,
11% Gtd. Sr. Nts., 12/1/07(4)                      100,000        100,750
--------------------------------------------------------------------------
Metallurg, Inc., 11% Sr. Nts.,
12/1/07(5)                                         225,000        231,750
                                                             -------------
                                                                  332,500
--------------------------------------------------------------------------
PAPER - 1.1%
Asia Pulp & Paper International
Finance Co., Zero Coupon Asian
Currency Nts., 14.46%, 1/23/98(12)   IDR       200,000,000         36,425
--------------------------------------------------------------------------
Fletcher Challenge Finance U.S.A.,
Inc., 8.05% Debs., 6/15/03           NZD            80,000         44,890
--------------------------------------------------------------------------
Fletcher Challenge Ltd.:
10% Cv. Unsec. Sub. Nts., 4/30/05    NZD            60,000         37,102
14.50% Cv. Sub. Nts., 9/30/00        NZD            60,000         39,251
--------------------------------------------------------------------------
Florida Coast Paper Co. LLC, 12.75%
First Mtg. Nts., 6/1/03                            130,000        138,450
--------------------------------------------------------------------------
Four M Corp., 12% Sr. Nts., Series
B, 6/1/06(4)                                       125,000        133,125
--------------------------------------------------------------------------
Gaylord Container Corp., 9.75% Sr.
Nts., 6/15/07                                      200,000        195,000
--------------------------------------------------------------------------
Indah Kiat International Finance
Co. BV, 11.375% Gtd. Sec. Nts.,
6/15/99                                            205,000        198,850
--------------------------------------------------------------------------
Pacific Lumber Co., 10.50% Sr.
Nts., 3/1/03                                       365,000        377,775
--------------------------------------------------------------------------
Pindo Deli Finance Mauritius Ltd.,
10.75% Gtd. Nts., 10/1/07(4)                       125,000        108,125
--------------------------------------------------------------------------
Repap New Brunswick, Inc., 9.063%
First Priority Sr. Sec. Nts.,
7/15/00(6)                                         200,000        198,000
--------------------------------------------------------------------------
Riverwood International Corp.,
10.625% Sr. Unsec. Nts., 8/1/07                    450,000        459,000
--------------------------------------------------------------------------
SD Warren Co., 12% Sr. Sub. Nts.,
Series B, 12/15/04                                 200,000        223,000
--------------------------------------------------------------------------
U.S. Timberlands Co. LP, 9.625% Sr.
Nts., 11/15/07                                     150,000        156,000
                                                             -------------
                                                                2,344,993
--------------------------------------------------------------------------
STEEL - 0.5%
AK Steel Corp., 9.125% Sr. Nts.,
12/15/06                                           350,000        360,500
--------------------------------------------------------------------------
Algoma Steel, Inc., 12.375% First
Mtg. Nts., 7/15/05                                 300,000        348,000
--------------------------------------------------------------------------
Bar Technologies, Inc., 13.50% Sr.
Sec. Nts., 4/1/01                                  100,000        109,250

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER STRATEGIC BOND FUND STATEMENT OF INVESTMENTS (CONTINUED)

                                          PRINCIPAL          MARKET VALUE
                                          AMOUNT(1)          NOTE 1
--------------------------------------------------------------------------
STEEL (CONTINUED)

Keystone Consolidated Industries,
Inc., 9.625% Sr. Nts., 8/1/07(5)          $        200,000   $    201,750
                                                             -------------
                                                                1,019,500
--------------------------------------------------------------------------
CONSUMER RELATED - 4.2%
--------------------------------------------------------------------------
CONSUMER PRODUCTS - 1.2%
Coleman Escrow Corp., Zero Coupon
Sr. First Priority Disc. Nts.,
11.13%, 5/15/01(12)                                305,000        203,587
--------------------------------------------------------------------------
Dyersburg Corp., 9.75% Sr. Unsec.
Sub. Nts., 9/1/07                                   75,000         78,750
--------------------------------------------------------------------------
Holmes Products Corp., 9.875% Gtd.
Nts., 11/15/07(5)                                  200,000        204,500
--------------------------------------------------------------------------
Icon Fitness Corp., 0%/14% Sr.
Disc. Nts., 11/15/06(4)(13)                        200,000        114,000
--------------------------------------------------------------------------
Icon Health & Fitness, Inc., 13%
Sr. Sub. Nts., Series B, 7/15/02                   300,000        336,750
--------------------------------------------------------------------------
IHF Holdings, Inc., 0%/15% Sr. Sub.
Disc. Nts., Series B, 11/15/04(13)                 250,000        218,750
--------------------------------------------------------------------------
Indorayon International Finance Co.
BV, 10% Gtd. Unsec. Unsub. Nts.,
3/29/01(4)                                         100,000         89,000
--------------------------------------------------------------------------
MacAndrews & Forbes Holdings, Inc.,
13% Sub. Debs., 3/1/99(4)                          131,000        132,146
--------------------------------------------------------------------------
Pillowtex Corp., 9% Sr. Sub. Nts.,
12/15/07(5)                                        200,000        206,000
--------------------------------------------------------------------------
Revlon Worldwide Corp., Zero Coupon
Sr. Sec. Disc. Nts., 10.88%,
3/15/01(12)                                        450,000        312,750
--------------------------------------------------------------------------
Samsonite Corp., 11.125% Sr. Sub.
Nts., 7/15/05                                      137,000        154,125
--------------------------------------------------------------------------
Sealy Mattress Co., 9.875% Sr. Sub.
Nts., 12/15/07(5)                                  100,000        103,000
--------------------------------------------------------------------------
TAG Heuer International SA, 12% Sr.
Sub. Nts., 12/15/05(4)                             100,000        120,500
--------------------------------------------------------------------------
Vitro SA, 13% Nts., 12/7/99(6)       MXP           438,000        119,483
--------------------------------------------------------------------------
Williams (J. B.) Holdings, Inc.,
12% Sr. Nts., 3/1/04                               100,000        106,500
                                                             -------------
                                                                2,499,841
--------------------------------------------------------------------------
FOOD/BEVERAGES/TOBACCO - 0.2%
CFP Holdings, Inc., 11.625% Gtd.
Sr. Nts., Series B, 1/15/04                         15,000         15,075
--------------------------------------------------------------------------
Del Monte Foods Co., 0%/12.50% Sr.
Disc. Nts., 12/15/07(5)(13)                        100,000         57,750
--------------------------------------------------------------------------
Sparkling Spring Water Group Ltd.,
11.50% Sr. Sub. Nts., 11/15/07(5)                  200,000        207,000
--------------------------------------------------------------------------
Windy Hill Pet Food, Inc., 9.75%
Sr. Sub. Nts., 5/15/07                             150,000        153,750
                                                             -------------
                                                                  433,575
--------------------------------------------------------------------------
HEALTHCARE - 0.4%
Genesis Health Ventures, Inc.,
9.25% Sr. Sub. Nts., 10/1/06                        30,000         30,712
--------------------------------------------------------------------------
Integrated Health Services, Inc.:
10.25% Sr. Sub. Nts., 4/30/06                       15,000         15,975
9.50% Sr. Sub. Nts., 9/15/07(5)                    150,000        154,500
--------------------------------------------------------------------------
Kinetics Concepts, Inc., 9.625% Sr.
Sub. Nts., 11/1/07(5)                               50,000         51,062
--------------------------------------------------------------------------
Magellan Health Services, Inc.,
11.25% Sr. Sub. Nts., Series A,
4/15/04                                            100,000        111,375
--------------------------------------------------------------------------
Mariner Health Group, Inc., 9.50%
Sr. Sub. Nts., Series B, 4/1/06(4)                 100,000        104,000
--------------------------------------------------------------------------
Sun Healthcare Group, Inc., 9.50%
Sr. Sub. Nts., 7/1/07(5)                           265,000        272,950
                                                             -------------
                                                                  740,574

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER STRATEGIC BOND FUND STATEMENT OF INVESTMENTS (CONTINUED)

                                          PRINCIPAL          MARKET VALUE
                                          AMOUNT(1)          NOTE 1
--------------------------------------------------------------------------
HOTEL/GAMING - 1.8%
Boyd Gaming Corp.:
9.25% Sr. Unsec. Gtd. Nts., 10/1/03       $        100,000   $    105,250
9.50% Sr. Unsec. Sub. Nts., 7/15/07                 50,000         52,625
--------------------------------------------------------------------------
Capstar Hotel Co., 8.75% Sr. Sub.
Nts., 8/15/07                                      275,000        284,625
--------------------------------------------------------------------------
Casino America, Inc., 12.50% Sr.
Nts., 8/1/03                                        50,000         54,562
--------------------------------------------------------------------------
Casino Magic of Louisiana Corp.,
13% First Mtg. Nts., Series B,
8/15/03                                            150,000        144,750
--------------------------------------------------------------------------
Grand Casinos, Inc., 10.125% Gtd.
First Mtg. Nts., 12/1/03                           350,000        378,000
--------------------------------------------------------------------------
Grupo Posadas SA de CV, 10.375%
Bonds, 2/13/02(4)                                   50,000         51,375
--------------------------------------------------------------------------
HMC Acquisition Properties, Inc.,
9% Sr. Nts., Series B, 12/15/07                    150,000        156,375
--------------------------------------------------------------------------
HMH Properties, Inc., 8.875% Sr.
Nts., 7/15/07                                      300,000        317,250
--------------------------------------------------------------------------
Horseshoe Gaming LLC, 9.375% Sr.
Sub. Nts., 6/15/07                                 425,000        447,312
--------------------------------------------------------------------------
Mohegan Tribal Gaming Authority
(Connecticut), 13.50% Sr. Sec.
Nts., Series B, 11/15/02                           200,000        257,000
--------------------------------------------------------------------------
Rio Hotel & Casino, Inc., 9.50%
Gtd. Sr. Sub. Nts., 4/15/07                        350,000        371,875
--------------------------------------------------------------------------
Showboat Marina Casino
Partnership/Showboat Marina Finance
Corp., 13.50% First Mtg. Nts.,
Series B, 3/15/03                                  350,000        421,750
--------------------------------------------------------------------------
Signature Resorts, Inc., 9.75% Sr.
Sub. Nts., 10/1/07(5)                              200,000        201,000
--------------------------------------------------------------------------
Station Casinos, Inc., 10.125% Sr.
Sub. Nts., 3/15/06                                 110,000        116,600
--------------------------------------------------------------------------
Venetian Casino Resort LLC/Las
Vegas Sands, Inc.:
10% Sr. Sub. Nts., 11/15/05(5)                     200,000        183,500
12.25% Mtg. Nts., 11/15/04(5)                      150,000        150,937
                                                             -------------
                                                                3,694,786
--------------------------------------------------------------------------
RESTAURANTS - 0.3%
Ameriking, Inc., 10.75% Sr. Nts.,
12/1/06                                            125,000        131,875
--------------------------------------------------------------------------
Carrols Corp., 11.50% Sr. Nts.,
8/15/03                                            100,000        106,500
--------------------------------------------------------------------------
Foodmaker, Inc.:
9.25% Sr. Nts., 3/1/99                              79,000         80,777
9.75% Sr. Sub. Nts., 6/1/02                        300,000        309,750
                                                             -------------
                                                                  628,902
--------------------------------------------------------------------------
TEXTILE/APPAREL - 0.3%
CMI Industries, Inc., 9.50% Sr.
Sub. Nts., 10/1/03(4)                               10,000          9,875
--------------------------------------------------------------------------
Dan River, Inc., 10.125% Sr. Sub.
Nts., 12/15/03                                      50,000         53,687
--------------------------------------------------------------------------
PT Polysindo Eka Perkasa, Zero
Coupon Promissory Nts., 9.39%,
7/14/98(12)                                        100,000         84,682
--------------------------------------------------------------------------
Tultex Corp., 9.625% Sr. Unsec.
Nts., 4/15/07                                      200,000        200,000
--------------------------------------------------------------------------
William Carter Co., 10.375% Sr.
Sub. Nts., Series A, 12/1/06                       200,000        211,000
                                                             -------------
                                                                  559,244
--------------------------------------------------------------------------
ENERGY - 2.6%
Belden & Blake Corp., 9.875% Sr.
Sub. Nts., 6/15/07                                 580,000        588,700
--------------------------------------------------------------------------
Chesapeake Energy Corp.:
12% Gtd. Sr. Exchangeable Nts.,
3/1/01                                             200,000        210,500
9.125% Sr. Unsec. Nts., 4/15/06                    100,000        103,250

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER STRATEGIC BOND FUND STATEMENT OF INVESTMENTS (CONTINUED)

                                          PRINCIPAL          MARKET VALUE
                                          AMOUNT(1)          NOTE 1
--------------------------------------------------------------------------
ENERGY (CONTINUED)
--------------------------------------------------------------------------
Clark R&M, Inc.:
8.375% Sr. Nts., 11/15/07(5)              $        125,000   $    126,094
8.875% Sr. Sub. Nts., 11/15/07(5)                  250,000        253,750
--------------------------------------------------------------------------
Clark USA, Inc., 10.875% Sr. Nts.,
Series B, 12/1/05                                  125,000        136,875
--------------------------------------------------------------------------
Cliffs Drilling Co., 10.25% Sr.
Nts., 5/15/03                                       50,000         54,687
--------------------------------------------------------------------------
Dailey International, Inc., 9.75%
Gtd. Sr. Unsec. Nts., 8/15/07(5)                   125,000        131,875
--------------------------------------------------------------------------
DI Industries, Inc., 8.875% Sr.
Nts., 7/1/07                                        75,000         78,000
--------------------------------------------------------------------------
Energy Corp. of America, 9.50% Sr.
Sub. Nts., Series A, 5/15/07                       245,000        245,612
--------------------------------------------------------------------------
Forcenergy, Inc., 8.50% Sr. Sub.
Nts., Series B, 2/15/07                            190,000        193,325
--------------------------------------------------------------------------
Forcenergy, Inc., 9.50% Sr. Sub.
Nts., 11/1/06                                      445,000        473,925
--------------------------------------------------------------------------
Gothic Energy Corp., 12.25% Sr.
Nts., 9/1/04(4)                                    200,000        210,000
--------------------------------------------------------------------------
J. Ray McDermott SA, 9.375% Sr.
Sub. Bonds, 7/15/06                                350,000        376,687
--------------------------------------------------------------------------
National Energy Group, Inc., 10.75%
Sr. Nts., 11/1/06                                  425,000        445,187
--------------------------------------------------------------------------
Parker Drilling Corp., 9.75% Gtd.
Sr. Nts., 11/15/06                                 300,000        324,750
--------------------------------------------------------------------------
Petroleum Heat & Power Co., Inc.,
9.375% Sub. Debs., 2/1/06                          425,000        384,625
--------------------------------------------------------------------------
Pogo Producing Co., 8.75% Sr. Sub.
Nts., 5/15/07                                      395,000        402,900
--------------------------------------------------------------------------
Statia Terminals
International/Statia Terminals
(Canada), Inc., 11.75% First Mtg.
Nts., Series B, 11/15/03                           175,000        185,500
--------------------------------------------------------------------------
Stone Energy Corp., 8.75% Sr. Sub.
Nts., 9/15/07                                      355,000        362,987
--------------------------------------------------------------------------
Wiser Oil Co., 9.50% Sr. Sub. Nts.,
5/15/07                                            135,000        132,975
                                                             -------------
                                                                5,422,204
--------------------------------------------------------------------------
FINANCIAL SERVICES - 2.1%
--------------------------------------------------------------------------
BANKS & THRIFTS - 1.1%
Alliance & Leicester Building
Society, 8.75% Unsec. Sub. Nts.,
12/7/06                              GBP            80,000        143,973
--------------------------------------------------------------------------
Banco de Colombia, 5.20% Cv. Jr.
Unsec. Sub. Nts., 2/1/99                           200,000        212,000
--------------------------------------------------------------------------
Banco Nacional de Mexico SA, 11%
Sub. Exchangeable Capital Debs.,
7/15/03(4)                                         130,000        133,575
--------------------------------------------------------------------------
Bank Plus Corp., 12% Sr. Nts.,
7/18/07                                              7,000          7,875
--------------------------------------------------------------------------
First Nationwide Holdings, Inc.,
10.625% Sr. Sub. Nts., 10/1/03                     120,000        135,000
--------------------------------------------------------------------------
Korea Development Bank:
6.50% Bonds, 11/15/02                              120,000         96,276
6.625% Bonds, 11/21/03                             250,000        201,303
7.125% Bonds, 9/17/01                              135,000        115,019
7.375% Bonds, 9/17/04                              120,000         98,497
7.90% Nts., 2/1/02                                 220,000        191,710
--------------------------------------------------------------------------
Local Financial Corp., 11% Sr.
Nts., 9/8/04(4)                                    150,000        159,000
--------------------------------------------------------------------------
Ongko International Finance Co. BV,
10.50% Gtd. Nts., 3/29/04(5)                        90,000         81,900
--------------------------------------------------------------------------
Westpac Banking Corp., Zero Coupon
Bills, 19.23%, 3/31/98(12)(17)       NZD         1,150,000        654,350
                                                             -------------
                                                                2,230,478
--------------------------------------------------------------------------
DIVERSIFIED FINANCIAL - 0.8%
Amresco, Inc., 10% Sr. Sub. Nts.,
Series 97-A, 3/15/04                               100,000        104,250

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER STRATEGIC BOND FUND STATEMENT OF INVESTMENTS (CONTINUED)

                                          PRINCIPAL          MARKET VALUE
                                          AMOUNT(1)          NOTE 1
--------------------------------------------------------------------------
DIVERSIFIED FINANCIAL (CONTINUED)

Bakrie Investindo, Zero Coupon
Promissory Nts., 26.54%,
7/10/98(12)                          IDR     1,000,000,000   $    148,457
--------------------------------------------------------------------------
Banco del Atlantico SA, 7.875%
Eurobonds, 11/5/98                                 370,000        369,691
--------------------------------------------------------------------------
Emergent Group, Inc., 10.75% Sr.
Nts., 9/15/04                                       25,000         24,906
--------------------------------------------------------------------------
Ocwen Capital Trust I, 10.875% Gtd.
Bonds, 8/1/27                                      150,000        163,500
--------------------------------------------------------------------------
Ocwen Financial Corp., 11.875%
Nts., 10/1/03                                      150,000        169,875
--------------------------------------------------------------------------
Saul (B.F.) Real Estate Investment
Trust, 11.625% Sr. Sec. Nts.,
Series B, 4/1/02                                   200,000        215,000
--------------------------------------------------------------------------
Southern Pacific Funding Corp.,
11.50% Sr. Nts., 11/1/04                           250,000        251,250
--------------------------------------------------------------------------
Veritas Capital Trust, 10% Gtd.
Debs., 1/1/28(5)                                   100,000        102,250
--------------------------------------------------------------------------
Wilshire Financial Services Group,
Inc., 13% Nts., 1/1/04                              60,000         61,350
                                                             -------------
                                                                1,610,529
--------------------------------------------------------------------------
INSURANCE - 0.2%
Terra Nova Insurance (UK) Holdings
plc, 10.75% Sr. Nts., 7/1/05                       100,000        112,406
--------------------------------------------------------------------------
Veritas Holdings, Inc., 9.625% Sr.
Nts., 12/15/03                                     200,000        214,000
                                                             -------------
                                                                  326,406
--------------------------------------------------------------------------
HOUSING RELATED - 0.6%
--------------------------------------------------------------------------
BUILDING MATERIALS - 0.2%
Building Materials Corp. of
America, 8.625% Sr. Nts., Series B,
12/15/06                                            50,000         51,750
--------------------------------------------------------------------------
Falcon Building Products, Inc.,
9.50% Sr. Sub. Nts., 6/15/07                       175,000        182,437
--------------------------------------------------------------------------
Nortek, Inc., 9.25% Sr. Nts.,
Series B, 3/15/07                                  150,000        153,750
                                                             -------------
                                                                  387,937
--------------------------------------------------------------------------
HOMEBUILDERS/REAL ESTATE - 0.4%
Continental Homes Holding Corp.,
10% Gtd. Unsec. Bonds, 4/15/06                      50,000         54,750
--------------------------------------------------------------------------
Greystone Homes, Inc., 10.75% Sr.
Gtd. Nts., 3/1/04(4)                                50,000         54,750
--------------------------------------------------------------------------
Hovnanian K. Enterprises, Inc.,
11.25% Gtd. Sub. Nts., 4/15/02                      75,000         78,938
--------------------------------------------------------------------------
International de Ceramica SA, 9.75%
Gtd. Unsec. Unsub. Nts., 8/1/02(4)                  70,000         66,850
--------------------------------------------------------------------------
Kaufman & Broad Home Corp., 7.75%
Sr. Nts., 10/15/04                                 400,000        398,000
--------------------------------------------------------------------------
Nortek, Inc., 9.125% Sr. Nts.,
Series B, 9/1/07                                   150,000        153,000
                                                             -------------
                                                                  806,288
--------------------------------------------------------------------------
MANUFACTURING - 2.5%
--------------------------------------------------------------------------
AEROSPACE - 1.0%
America West Airlines, Inc., 10.75%
Sr. Nts., 9/1/05                                   450,000        483,750
--------------------------------------------------------------------------
Amtran, Inc., 10.50% Sr. Nts.,
8/1/04(5)                                          150,000        156,750
--------------------------------------------------------------------------
Atlas Air, Inc.:
10.75% Sr. Nts., 8/1/05                            125,000        132,500
12.25% Pass-Through Certificates,
12/1/02                                            350,000        390,250
--------------------------------------------------------------------------
Constellation Finance LLC, 9.80%
Airline Receivable Asset-Backed
Nts., Series 1997-1, 1/1/01(4)                     125,000        126,250
--------------------------------------------------------------------------
Kitty Hawk, Inc., 9.95% Sr. Nts.,
11/15/04(5)                                        100,000        101,000
--------------------------------------------------------------------------
Pegasus Aircraft Lease
Securitization Trust, 11.76% Sr.
Nts., Cl. B, 6/15/04(4)                             97,191        100,273
--------------------------------------------------------------------------
SC International Services, Inc.,
9.25% Sr. Sub. Nts., 9/1/07(5)                     325,000        338,000

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER STRATEGIC BOND FUND STATEMENT OF INVESTMENTS (CONTINUED)

                                          PRINCIPAL          MARKET VALUE
                                          AMOUNT(1)          NOTE 1
--------------------------------------------------------------------------
AEROSPACE (CONTINUED)

Trans World Airlines, Inc., 11.50%
Sr. Sec. Nts., 12/15/04(5)                $        300,000   $    303,000
                                                             -------------
                                                                2,131,773
--------------------------------------------------------------------------
AUTOMOTIVE - 0.7%
Cambridge Industries, Inc., 10.25%
Sr. Sub. Nts., 7/15/07(5)                           75,000         78,750
--------------------------------------------------------------------------
Collins & Aikman Products Co.,
11.50% Gtd. Sr. Sub. Nts., 4/15/06                 300,000        339,000
--------------------------------------------------------------------------
Delco Remy International, Inc.,
8.625% Sr. Nts., 12/15/07                           50,000         50,938
--------------------------------------------------------------------------
Hayes Wheels International, Inc.:
11% Sr. Sub. Nts., 7/15/06                         225,000        252,000
9.125% Sr. Sub. Nts., 7/15/07                      100,000        103,875
--------------------------------------------------------------------------
Key Plastics, Inc., 10.25% Sr. Sub.
Nts., Series B, 3/15/07                            300,000        320,250
--------------------------------------------------------------------------
Lear Corp., 9.50% Sub. Nts.,
7/15/06                                            200,000        220,500
                                                             -------------
                                                                1,365,313
--------------------------------------------------------------------------
CAPITAL GOODS - 0.8%
Burke Industries, Inc., 10% Sr.
Nts., 8/15/07(5)                                   150,000        154,875
--------------------------------------------------------------------------
Clark-Schwebel, Inc.:
10.50% Sr. Nts., 4/15/06                           100,000        109,500
12.50% Debs., 7/15/07(5)(14)                        45,994         49,444
--------------------------------------------------------------------------
Communications & Power Industries,
Inc., 12% Sr. Sub. Nts., Series B,
8/1/05                                             250,000        280,000
--------------------------------------------------------------------------
Hydrochem Industrial Services,
Inc., 10.375% Sr. Sub. Nts., 8/1/07                150,000        155,625
--------------------------------------------------------------------------
Insilco Corp., 10.25% Unsec. Sr.
Sub. Nts., 8/15/07(5)                              300,000        315,750
--------------------------------------------------------------------------
International Wire Group, Inc.,
11.75% Sr. Sub. Nts., Series B,
6/1/05                                             125,000        137,500
--------------------------------------------------------------------------
Polymer Group, Inc., 9% Sr. Sub.
Nts., 7/1/07                                       100,000        100,250
--------------------------------------------------------------------------
Roller Bearing Co. of America,
Inc., 9.625% Gtd. Sr. Sub. Nts.,
6/15/07(4)                                         140,000        141,750
--------------------------------------------------------------------------
Synthetic Industries, Inc., 9.25%
Sr. Sub. Nts., 2/15/07                              45,000         47,700
--------------------------------------------------------------------------
Titan Wheel International, Inc.,
8.75% Sr. Sub. Nts., 4/1/07                        100,000        105,250
--------------------------------------------------------------------------
Unifrax Investment Corp., 10.50%
Sr. Nts., 11/1/03(4)                                50,000         52,250
                                                             -------------
                                                                1,649,894
--------------------------------------------------------------------------
MEDIA - 3.6%
--------------------------------------------------------------------------
BROADCASTING - 1.2%
Azteca Holdings SA, 11% Sr. Nts.,
6/15/02(5)                                         155,000        160,425
--------------------------------------------------------------------------
Capstar Broadcasting Partners,
Inc., 9.25% Sr. Sub. Nts., 7/1/07                  275,000        282,563
--------------------------------------------------------------------------
Chancellor Radio Broadcasting Co.:
8.125% Sr. Sub. Nts., 12/15/07(5)                  200,000        196,750
8.75% Sr. Sub. Nts., 6/15/07                       100,000        102,250
--------------------------------------------------------------------------
Jacor Communications Co., 8.75%
Gtd. Sr. Sub. Nts., 6/15/07(5)                     100,000        102,250
--------------------------------------------------------------------------
Paxson Communications Corp.,
11.625% Sr. Sub. Nts., 10/1/02                      95,000        102,125
--------------------------------------------------------------------------
Radio One, Inc., 7% Sr. Sub. Nts.,
Series B, 5/15/04(10)                              100,000         99,500
--------------------------------------------------------------------------
SFX Broadcasting, Inc., 10.75% Sr.
Sub. Nts., Series B, 5/15/06                       150,000        165,000
--------------------------------------------------------------------------
Sinclair Broadcast Group, Inc.:
10% Sr. Sub. Nts., 9/30/05                         100,000        105,750

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER STRATEGIC BOND FUND STATEMENT OF INVESTMENTS (CONTINUED)

                                          PRINCIPAL          MARKET VALUE
                                          AMOUNT(1)          NOTE 1
--------------------------------------------------------------------------
BROADCASTING (CONTINUED)
Sinclair Broadcast Group, Inc.:
(Continued)

8.75% Sr. Sub. Nts., 12/15/07             $        150,000   $    150,750
9% Gtd. Sr. Sub. Nts., 7/15/07                     250,000        256,250
--------------------------------------------------------------------------
Spanish Broadcasting Systems, Inc.,
11% Sr. Nts., 3/15/04                              100,000        110,500
--------------------------------------------------------------------------
TV Azteca SA de CV:
10.125% Gtd. Sr. Nts., Series A,
2/15/04                                            100,000        103,250
10.50% Gtd. Sr. Nts., Series B,
2/15/07                                            150,000        155,250
--------------------------------------------------------------------------
Young Broadcasting, Inc.:
8.75% Sr. Sub. Debs., 6/15/07                      275,000        273,625
9% Sr. Sub. Nts., Series B, 1/15/06                100,000        100,500
                                                             -------------
                                                                2,466,738
--------------------------------------------------------------------------
CABLE TELEVISION - 1.4%
Adelphia Communications Corp.:
10.50% Sr. Unsec. Nts., Series B,
7/15/04                                             70,000         75,775
9.25% Sr. Nts., 10/1/02                            100,000        102,500
--------------------------------------------------------------------------
American Telecasting, Inc.,
0%/14.50% Sr. Disc. Nts.,
6/15/04(13)                                         72,000         24,120
--------------------------------------------------------------------------
Cablevision Systems Corp.:
9.875% Sr. Sub. Debs., 4/1/23                      150,000        165,750
9.875% Sr. Sub. Nts., 5/15/06                      250,000        275,625
--------------------------------------------------------------------------
EchoStar Communications Corp.,
0%/12.875% Sr. Disc. Nts.,
6/1/04(13)                                          40,000         36,800
--------------------------------------------------------------------------
EchoStar DBS Corp., 12.50% Gtd.
Nts., 7/1/02                                       250,000        271,250
--------------------------------------------------------------------------
EchoStar I, 8.25% Bonds, 2/26/01(4)                159,783        158,185
--------------------------------------------------------------------------
EchoStar II, 8.25% Bonds,
11/9/01(4)                                         147,612        146,136
--------------------------------------------------------------------------
EchoStar Satellite Broadcasting
Corp., 0%/13.125% Sr. Sec. Disc.
Nts., 3/15/04(13)                                  400,000        342,000
--------------------------------------------------------------------------
Fundy Cable Ltd./Ltee, 11% Sr. Sec.
Second Priority Nts., 11/15/05(4)                  100,000        108,250
--------------------------------------------------------------------------
Helicon Group LP/Helicon Capital
Corp., 11% Sr. Sec. Nts., Series B,
11/1/03(6)                                         175,000        189,000
--------------------------------------------------------------------------
Knology Holdings, Inc., Units (each
unit consists of $1,000 principal
amount of 0%/11.875% sr. disc.
nts., 10/15/07 and one warrant to
purchase .003734 shares of
preferred stock)(4)(13)(15)                        100,000         55,000
--------------------------------------------------------------------------
Marcus Cable Operating Co.
LP/Marcus Cable Capital Corp.,
0%/13.50% Gtd. Sr. Sub. Disc. Nts.,
Series II, 8/1/04(13)                              200,000        186,000
--------------------------------------------------------------------------
Optel, Inc., 13% Sr. Nts., Series
B, 2/15/05                                         210,000        223,650
--------------------------------------------------------------------------
Rogers Cablesystems Ltd., 10%
Second Priority Sr. Sec. Debs.,
12/1/07                                            200,000        221,000
--------------------------------------------------------------------------
Rogers Communications, Inc., 8.75%
Sr. Nts., 7/15/07                    CAD           400,000        272,964
--------------------------------------------------------------------------
TCI Satellite Entertainment, Inc.,
10.875% Sr. Sub. Nts., 2/15/07(5)                  100,000        105,250
                                                             -------------
                                                                2,959,255
--------------------------------------------------------------------------
DIVERSIFIED MEDIA - 0.8%
Ackerley Communications, Inc.,
10.75% Sr. Sec. Nts., Series A,
10/1/03                                            200,000        214,000
--------------------------------------------------------------------------
Hollywood Theaters, Inc., 10.625%
Sr. Sub. Nts., 8/1/07(5)                           100,000        106,750
--------------------------------------------------------------------------
ITT Promedia CVA, 9.125% Sr. Sub.
Nts., 9/15/07(5)                     DEM           850,000        498,146
--------------------------------------------------------------------------
Katz Media Corp., 10.50% Sr. Sub.
Nts., Series B, 1/15/07                             90,000         99,675

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER STRATEGIC BOND FUND STATEMENT OF INVESTMENTS (CONTINUED)

                                          PRINCIPAL          MARKET VALUE
                                          AMOUNT(1)          NOTE 1
--------------------------------------------------------------------------
DIVERSIFIED MEDIA (CONTINUED)
Lamar Advertising Co.:
8.625% Sr. Sub. Nts., 9/15/07             $        150,000   $    154,875
9.625% Sr. Sub. Nts., 12/1/06                       50,000         54,063
--------------------------------------------------------------------------
Outdoor Systems, Inc., 8.875% Sr.
Sub. Nts., 6/15/07                                 150,000        156,750
--------------------------------------------------------------------------
Time Warner Entertainment Co. LP,
8.375% Sr. Debs., 3/15/23                          300,000        343,208
--------------------------------------------------------------------------
Universal Outdoor, Inc.:
9.75% Sr. Sub. Nts., 10/15/06                       20,000         22,500
9.75% Sr. Sub. Nts., Series B,
10/15/06                                            70,000         78,750
                                                             -------------
                                                                1,728,717
--------------------------------------------------------------------------
ENTERTAINMENT/FILM - 0.1%
Ascent Entertainment Group, Inc.,
0%/11.875% Sr. Sec. Disc. Nts.,
12/15/04(5)(13)                                    150,000         86,625
--------------------------------------------------------------------------
Imax Corp., 10% Sr. Nts., 3/1/01(6)                200,000        211,000
                                                             -------------
                                                                  297,625
--------------------------------------------------------------------------
PUBLISHING/PRINTING - 0.1%
American Lawyer Media Holdings,
Inc., 9.75% Sr. Nts., 12/15/07(5)                  100,000        102,000
--------------------------------------------------------------------------
Sun Media Corp., 9.50% Sr. Sub.
Nts., 2/15/07                                      150,000        162,000
                                                             -------------
                                                                  264,000
--------------------------------------------------------------------------
OTHER - 0.8%
--------------------------------------------------------------------------
CONGLOMERATES - 0.1%
Cia Latino Americana de
Infraestructura & Servicios SA -
CLISA, 11.625% Gtd. Sr. Nts.,
6/1/04(4)                                           30,000         30,300
--------------------------------------------------------------------------
Maxxam Group, Inc., 0%/12.25% Sr.
Sec. Disc. Nts., 8/1/03(13)                         25,000         24,875
--------------------------------------------------------------------------
Mechala Group Jamaica Ltd., 12.75%
Gtd. Sr. Sec. Sub. Nts., Series B,
12/30/99                                            85,000         80,750
                                                             -------------
                                                                  135,925
--------------------------------------------------------------------------
ENVIRONMENTAL - 0.2%
Allied Waste Industries, Inc.,
0%/11.30% Sr. Disc. Nts.,
6/1/07(5)(13)                                      300,000        211,500
--------------------------------------------------------------------------
Allied Waste North America, Inc.,
10.25% Sr. Sub. Nts., 12/1/06                      250,000        275,625
                                                             -------------
                                                                  487,125
--------------------------------------------------------------------------
SERVICES - 0.5%
Borg-Warner Security Corp.:
9.125% Sr. Sub. Nts., 5/1/03                       100,000        102,625
9.625% Sr. Sub. Nts., 3/15/07                      100,000        104,500
--------------------------------------------------------------------------
Coinstar, Inc., 0%/13% Sr. Disc.
Nts., 10/1/06(4)(13)                               100,000         82,500
--------------------------------------------------------------------------
Greater Toronto Airport, 5.40%
Debs., 12/3/02                       CAD           240,000        165,990
--------------------------------------------------------------------------
Kindercare Learning Centers, Inc.,
9.50% Sr. Sub. Nts., 2/15/09                        50,000         50,000
--------------------------------------------------------------------------
Oxford Automotive, Inc., 10.125%
Sr. Unsec. Sub. Nts., 6/15/07                      300,000        316,875
--------------------------------------------------------------------------
Protection One Alarm Monitoring,
Inc., 6.75% Cv. Gtd. Sr. Sub. Nts.,
9/15/03                                            125,000        148,281
                                                             -------------
                                                                  970,771

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER STRATEGIC BOND FUND STATEMENT OF INVESTMENTS (CONTINUED)

                                          PRINCIPAL          MARKET VALUE
                                          AMOUNT(1)          NOTE 1
--------------------------------------------------------------------------
RETAIL - 1.1%
--------------------------------------------------------------------------
SPECIALTY RETAILING - 0.3%
Central Termica Guemes, 12% Bonds,
11/26/01(4)                               $        100,000   $    101,500
--------------------------------------------------------------------------
Eye Care Centers of America, Inc.,
12% Sr. Nts., 10/1/03                               70,000         75,950
--------------------------------------------------------------------------
Finlay Fine Jewelry Corp., 10.625%
Sr. Nts., 5/1/03(4)                                100,000        105,500
--------------------------------------------------------------------------
Pantry, Inc. (The), 10.25% Sr. Sub.
Nts., 10/15/07(4)                                  200,000        205,000
--------------------------------------------------------------------------
Specialty Retailers, Inc., 8.50%
Gtd. Sr. Nts., 7/15/05                              75,000         76,875
                                                             -------------
                                                                  564,825
--------------------------------------------------------------------------
SUPERMARKETS - 0.8%
Fleming Cos., Inc.:
10.50% Sr. Sub. Nts., 12/1/04(5)                    50,000         52,625
10.625% Sr. Sub. Nts., 7/31/07(5)                  300,000        318,000
--------------------------------------------------------------------------
Ralph's Grocery Co.:
11% Sr. Sub. Nts., 6/15/05                          50,000         57,125
10.45% Sr. Nts., 6/15/04                           325,000        365,625
--------------------------------------------------------------------------
Randall's Food Markets, Inc.,
9.375% Sr. Sub. Nts., 7/1/07(5)                    375,000        390,000
--------------------------------------------------------------------------
Shoppers Food Warehouse Corp.,
9.75% Sr. Nts., 6/15/04(5)                         400,000        410,000
--------------------------------------------------------------------------
Stater Brothers Holdings, Inc., 9%
Sr. Unsec. Sub. Nts., 7/1/04                       125,000        131,250
                                                             -------------
                                                                1,724,625
--------------------------------------------------------------------------
TECHNOLOGY - 6.6%
--------------------------------------------------------------------------
INFORMATION TECHNOLOGY - 3.5%
Amphenol Corp., 9.875% Sr. Sub.
Nts., 5/15/07                                       75,000         79,875
--------------------------------------------------------------------------
Celcaribe SA, 0%/13.50% Sr. Sec.
Nts., 3/15/04(4)(13)                               150,000        159,000
--------------------------------------------------------------------------
Cellular Communications
International, Inc., Zero Coupon
Sr. Disc. Nts., 12.03%, 8/15/00(12)                475,000        382,375
--------------------------------------------------------------------------
Cellular, Inc., 0%/11.75% Sr. Sub.
Disc. Nts., 9/1/03(13)                              50,000         50,375
--------------------------------------------------------------------------
Clearnet Communications, Inc.,
0%/14.75% Sr. Disc. Nts.,
12/15/05(13)                                       150,000        118,875
--------------------------------------------------------------------------
Comcast Cellular Communications,
Inc., 9.50% Sr. Nts., 5/1/07                       150,000        157,125
--------------------------------------------------------------------------
Computervision Corp., 11.375% Sr.
Sub. Nts., 8/15/99                                  40,000         40,450
--------------------------------------------------------------------------
Comunicacion Celular SA, 0%/13.125%
Sr. Deferred Coupon Bonds,
11/15/03(13)                                       350,000        266,875
--------------------------------------------------------------------------
Concentic Network Corp., Units
(each unit consists of $1,000
principal amount of 12.75% sr.
nts., 12/15/07 and one warrant to
purchase 6.34 shares of common
stock)(5)(15)                                      100,000        102,875
--------------------------------------------------------------------------
Consorcio Ecuatoriano de Telecom
SA, 14% Nts., 5/1/02(4)                             70,000         70,700
--------------------------------------------------------------------------
Crown Castle International Corp.,
0%/10.625% Sr. Disc. Nts.,
11/15/07(5)(13)                                    350,000        219,625
--------------------------------------------------------------------------
Details, Inc., 10% Sr. Sub. Nts.,
11/15/05(5)                                        150,000        154,125
--------------------------------------------------------------------------
Dial Call Communications, Inc.,
0%/12.25% Sr. Disc. Nts.,
4/15/04(13)                                        400,000        383,000
--------------------------------------------------------------------------
DII Group, Inc., 8.50% Sr. Sub.
Nts., 9/15/07(5)                                    30,000         29,550
--------------------------------------------------------------------------
Dyncorp, Inc., 9.50% Sr. Sub. Nts.,
3/1/07                                             350,000        357,000
--------------------------------------------------------------------------
Geotek Communications, Inc.:
0%/15% Sr. Sec. Disc. Nts.,
7/15/05(13)                                        100,000         58,500
12% Cv. Sr. Sub. Nts., 2/15/01(4)                  210,000        168,000

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER STRATEGIC BOND FUND STATEMENT OF INVESTMENTS (CONTINUED)

                                          PRINCIPAL          MARKET VALUE
                                          AMOUNT(1)          NOTE 1
--------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)

Iridium LLC/Iridium Capital Corp.,
11.25% Sr. Nts., 7/15/05(5)               $        125,000   $    123,125
--------------------------------------------------------------------------
Iron Mountain, Inc., 8.75% Sr. Sub.
Nts., 9/30/09(5)                                   150,000        154,500
--------------------------------------------------------------------------
Metrocall, Inc., 9.75% Sr. Sub.
Nts., 11/1/07(5)                                    75,000         74,438
--------------------------------------------------------------------------
Microcell Telecommunications, Inc.:
0%/11.125% Sr. Disc. Nts.,
10/15/07(5)(13)                      CAD           300,000        118,447
0%/14% Sr. Disc. Nts., Series B,
6/1/06(13)                                         200,000        135,000
--------------------------------------------------------------------------
Millicom International Cellular SA,
0%/13.50% Sr. Disc. Nts.,
6/1/06(13)                                         210,000        154,875
--------------------------------------------------------------------------
Nextel Communications, Inc.:
0%/10.65% Sr. Disc. Nts.,
9/15/07(5)(13)                                     400,000        254,000
0%/11.50% Sr. Disc. Nts.,
9/1/03(13)                                         150,000        150,000
0%/9.75% Sr. Disc. Nts.,
10/31/07(5)(13)                                    500,000        307,500
--------------------------------------------------------------------------
Occidente y Caribe Celular SA,
0%/14% Sr. Disc. Nts., Series B,
3/15/04(13)                                        200,000        151,000
--------------------------------------------------------------------------
Omnipoint Corp.:
11.625% Sr. Nts., 8/15/06                          295,000        312,700
11.625% Sr. Nts., Series A, 8/15/06                 80,000         84,800
--------------------------------------------------------------------------
ORBCOMM Global LP/ORBCOMM Capital
Corp., 14% Sr. Nts., 8/15/04                       300,000        327,000
--------------------------------------------------------------------------
Orion Network Systems, Inc.,
0%/12.50% Sr. Disc. Nts.,
1/15/07(13)                                        150,000        112,125
--------------------------------------------------------------------------
Price Communications Cellular
Holdings, Inc., 0%/13.50% Sr. Disc.
Nts., Series A, 8/1/07(4)(13)                      150,000         95,250
--------------------------------------------------------------------------
Price Communications Wireless,
Inc., 11.75% Sr. Sub. Nts.,
7/15/07(5)                                         225,000        245,250
--------------------------------------------------------------------------
PriCellular Wireless Corp.:
0%/12.25% Sr. Sub. Disc. Nts.,
10/1/03(13)                                        150,000        154,500
0%/14% Sr. Sub. Disc. Nts.,
11/15/01(13)                                       500,000        557,500
10.75% Sr. Nts., 11/1/04                            75,000         81,563
--------------------------------------------------------------------------
Real Time Data, Inc., Units (each
unit consists of $1,000 principal
amount of 0%/13.50% sub. disc.
nts., 8/15/06 and one warrant to
purchase six ordinary
shares)(4)(13)(15)                                 300,000        114,000
--------------------------------------------------------------------------
Star Choice Communications, Inc.,
Units (each unit consists of $1,000
principal amount of 13% sr. sec.
nts., 12/15/05 and one warrant to
buy common stock)(15)                              100,000        103,000
--------------------------------------------------------------------------
Teletrac, Inc., 14% Sr. Nts.,
8/1/07                                              85,000         81,175
--------------------------------------------------------------------------
Unisys Corp., 11.75% Sr. Nts.,
10/15/04                                           150,000        172,125
--------------------------------------------------------------------------
USA Mobile Communications, Inc. II:
14% Sr. Nts., 11/1/04                              200,000        222,000
9.50% Sr. Nts., 2/1/04                             100,000         98,000
--------------------------------------------------------------------------
Wavetek Corp., 10.125% Sr. Sub.
Nts., 6/15/07                                      175,000        179,375
                                                             -------------
                                                                7,361,573
--------------------------------------------------------------------------
TELECOMMUNICATIONS/TECHNOLOGY -
3.1%
American Communications Services,
Inc.:
0%/12.75% Sr. Disc. Nts.,
4/1/06(13)                                          65,000         50,050
13.75% Sr. Nts., 7/15/07(5)                        110,000        130,900
--------------------------------------------------------------------------
Bell Cablemedia plc, 0%/11.95% Sr.
Disc. Nts., 7/15/04(13)                            300,000        283,500

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER STRATEGIC BOND FUND STATEMENT OF INVESTMENTS (CONTINUED)

                                          PRINCIPAL          MARKET VALUE
                                          AMOUNT(1)          NOTE 1
--------------------------------------------------------------------------
TELECOMMUNICATIONS/TECHNOLOGY
(CONTINUED)
Brooks Fiber Properties, Inc.:
0%/10.875% Sr. Disc. Nts.,
3/1/06(13)                                $        300,000   $    250,500
0%/11.875% Sr. Disc. Nts.,
11/1/06(13)                                         90,000         72,450
10% Sr. Nts., 6/1/07                               300,000        346,500
--------------------------------------------------------------------------
BTI Telecom Corp., 10.50% Sr. Nts.,
9/15/07(5)                                          75,000         76,875
--------------------------------------------------------------------------
Call-Net Enterprises, Inc.:
0%/13.25% Sr. Disc. Nts.,
12/1/04(13)                                        200,000        183,250
0%/9.27% Sr. Disc. Nts.,
8/15/07(13)                                         75,000         51,188
8.375% Sr. Nts., 8/15/07             CAD           150,000        110,075
--------------------------------------------------------------------------
COLT Telecom Group plc:
10.125% Sr. Nts., 11/30/07           GBP           170,000        285,313
8.875% Sr. Nts., 11/30/07            DEM           100,000         56,694
Units (each unit consists of $1,000
principal amount of 0%/12% sr.
disc. nts., 12/15/06 and one
warrant to purchase 7.8 ordinary
shares)(13)(15)                                    200,000        156,000
--------------------------------------------------------------------------
Comcast UK Cable Partner Ltd.,
0%/11.20% Sr. Disc. Debs.,
11/15/07(13)                                       250,000        203,750
--------------------------------------------------------------------------
Diamond Cable Communications plc,
0%/11.75% Sr. Disc. Nts.,
12/15/05(13)                                       215,000        167,163
--------------------------------------------------------------------------
GST Telecommunications, Inc.,
0%/13.875% Cv. Sr. Sub. Disc. Nts.,
12/15/05(5)(13)                                     25,000         19,203
--------------------------------------------------------------------------
GST USA, Inc., 0%/13.875% Gtd. Sr.
Disc. Nts., 12/15/05(13)                           425,000        327,250
--------------------------------------------------------------------------
ICG Holdings, Inc.:
0%/12.50% Gtd. Sr. Disc. Nts.,
5/1/06(13)                                         195,000        147,225
0%/13.50% Sr. Disc. Nts.,
9/15/05(13)                                        125,000        101,875
--------------------------------------------------------------------------
Intermedia Communications, Inc.:
0%/11.25% Sr. Disc. Nts., Series B,
7/15/07(13)                                        400,000        287,000
8.50% Sr. Nts., 1/15/08(5)                         200,000        201,000
8.875% Sr. Nts., 11/1/07(5)                        200,000        206,000
--------------------------------------------------------------------------
McLeodUSA, Inc.:
0%/10.50% Sr. Disc. Nts.,
3/1/07(13)                                         140,000        101,500
9.25% Sr. Nts., 7/15/07(5)                          75,000         78,938
--------------------------------------------------------------------------
Metronet Communications Corp.,
0%/10.75% Sr. Disc. Nts.,
11/1/07(5)(13)                                     175,000        108,063
--------------------------------------------------------------------------
MGC Communications, Inc., Units
(each unit consists of $1,000
principal amount of 13% sr. sec.
nts., 10/1/04 and one warrant to
purchase 8.07 shares of common
stock at $0.01 per share)(5)(15)                   150,000        151,500
--------------------------------------------------------------------------
Netia Holdings BV:
0%/11% Sr. Gtd. Disc. Nts.,
11/1/07(4)(13)                       DEM           350,000        111,684
10.25% Sr. Gtd. Nts., 11/1/07(4)                    50,000         47,875
--------------------------------------------------------------------------
NEXTLINK Communications, Inc.,
9.625% Sr. Nts., 10/1/07                           350,000        364,000
--------------------------------------------------------------------------
NTL, Inc., 10% Sr. Nts., 2/15/07                   100,000        105,750
--------------------------------------------------------------------------
Petersburg Long Distance, Inc.,
Units (each unit consists of $1,000
principal amount of 0%/14% sr.
disc. nts., 6/1/04 and one warrant
to purchase 34 ordinary
shares)(5)(13)(15)                                 300,000        286,500

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER STRATEGIC BOND FUND STATEMENT OF INVESTMENTS (CONTINUED)

                                          PRINCIPAL          MARKET VALUE
                                          AMOUNT(1)          NOTE 1
--------------------------------------------------------------------------
TELECOMMUNICATIONS/TECHNOLOGY
(CONTINUED)

PTC International Finance BV,
0%/10.75% Gtd. Sr. Sub. Unsec.
Bonds, 7/1/07(5)(13)                      $        134,000   $     87,435
--------------------------------------------------------------------------
Qwest Communications International,
Inc., 0%/9.47% Sr. Disc. Nts.,
10/15/07(5)(13)                                    700,000        476,000
--------------------------------------------------------------------------
Shaw Communications, Inc., 8.54%
Debs., 9/30/27                       CAD           340,000        220,836
--------------------------------------------------------------------------
Teleport Communications Group,
Inc., 0%/11.125% Sr. Disc. Nts.,
7/1/07(13)                                         425,000        347,438
--------------------------------------------------------------------------
Telewest Communications plc, 0%/11%
Sr. Disc. Debs., 10/1/07(13)                       200,000        156,250
--------------------------------------------------------------------------
UNIFI Communications, Inc., 14% Sr.
Nts., 3/1/04                                        25,000         19,750
                                                             -------------
                                                                6,377,280
--------------------------------------------------------------------------
TRANSPORTATION - 0.7%
--------------------------------------------------------------------------
RAILROADS - 0.2%
TFM SA de CV, 10.25% Gtd. Sr. Nts.,
6/15/07(5)                                         200,000        206,000
--------------------------------------------------------------------------
Transtar Holdings LP/Transtar
Capital Corp., 0%/13.375% Sr. Disc.
Nts., Series B, 12/15/03(13)                       300,000        264,000
                                                             -------------
                                                                  470,000
--------------------------------------------------------------------------
SHIPPING - 0.2%
Navigator Gas Transport plc:
10.50% First Priority Ship Mtg.
Nts., 6/30/07(5)                                   275,000        292,875
Units (each unit consists of $1,000
principal amount of 12% second
priority ship mtg. nts., 6/30/07
and 7.66 warrants)(5)(15)                          150,000        169,500
--------------------------------------------------------------------------
Trico Marine Services, Inc., 8.50%
Gtd. Sr. Nts., 8/1/05(5)                            50,000         50,938
                                                             -------------
                                                                  513,313
--------------------------------------------------------------------------
TRUCKING - 0.3%
Coach USA, Inc., 9.375% Gtd. Sr.
Sub. Nts., Series B, 7/1/07                        200,000        207,000
--------------------------------------------------------------------------
Pycsa Panama SA, 10.28% Sr. Sec.
Bonds, 12/15/12(4)                                 200,000        194,000
--------------------------------------------------------------------------
Tribasa Toll Road Trust, 10.50%
Nts., Series 1993-A, 12/1/11(4)                    242,602        200,753
                                                             -------------
                                                                  601,753
--------------------------------------------------------------------------
UTILITIES - 0.5%
--------------------------------------------------------------------------
ELECTRIC UTILITIES - 0.4%
California Energy, Inc., 10.25% Sr.
Disc. Nts., 1/15/04                                150,000        162,000
--------------------------------------------------------------------------
Calpine Corp.:
10.50% Sr. Nts., 5/15/06(4)                        100,000        109,500
8.75% Sr. Nts., 7/15/07(5)                         230,000        235,750
--------------------------------------------------------------------------
El Paso Electric Co., 9.40% First
Mtg. Bonds, Series E, 5/1/11                       250,000        282,500
--------------------------------------------------------------------------
First PV Funding Corp., 10.30%
Lease Obligation Bonds, Series
1986A, 1/15/14(4)                                  144,000        153,720
                                                             -------------
                                                                  943,470
--------------------------------------------------------------------------
GAS UTILITIES - 0.1%
Beaver Valley II Funding Corp., 9%
Second Lease Obligation Bonds,
6/1/17(4)                                          199,000        219,895
                                                             -------------
Total Corporate Bonds and Notes
(Cost $57,018,717)                                             58,542,921

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER STRATEGIC BOND FUND STATEMENT OF INVESTMENTS (CONTINUED)

                                                             MARKET VALUE
                                          SHARES(1)          NOTE 1
--------------------------------------------------------------------------
COMMON STOCKS - 0.3%
--------------------------------------------------------------------------
Celcaribe SA(4)(16)                                 24,390   $    121,950
--------------------------------------------------------------------------
Coinstar, Inc.(16)                                     700          6,388
--------------------------------------------------------------------------
Optel, Inc.(4)(16)                                     210              2
--------------------------------------------------------------------------
Vail Resorts, Inc.(16)                              15,500        402,031
                                                             -------------
Total Common Stocks (Cost $193,719)                               530,371
--------------------------------------------------------------------------
PREFERRED STOCKS - 1.9%
--------------------------------------------------------------------------
American Radio Systems Corp.,
11.375% Cum. Exchangeable Preferred                    772         91,965
--------------------------------------------------------------------------
AmeriKing, Inc., 13% Cum. Sr.
Exchangeable Preferred Stock,
Non-Vtg.(4)(16)                                      2,323         62,140
--------------------------------------------------------------------------
BankUnited Capital Trust, 10.25%
Redeemable Trust Preferred
Securities(4)                                      100,000        103,250
--------------------------------------------------------------------------
California Federal Bank, 11.50%
Non-Cum., Non-Vtg.                                   1,500        169,875
--------------------------------------------------------------------------
CGA Group Ltd., Preferred Stock,
Series A(4)(16)                                     16,000        400,000
--------------------------------------------------------------------------
Clark USA, Inc., 11.50% Cum.
Preferred Stock(5)(14)                                  50         53,125
--------------------------------------------------------------------------
CRIIMI MAE, Inc., 10.875% Cum. Cv.
Preferred Stock, Series B, Non-Vtg.                  6,000        205,125
--------------------------------------------------------------------------
Crown American Realty Trust, 11%
Cum. Non-Vtg. Preferred, Series A                    2,000        104,500
--------------------------------------------------------------------------
Doane Products Co., 14.25% Sr.
Exchangeable Preferred Stock,
Non-Vtg.(16)                                         5,000        195,000
--------------------------------------------------------------------------
Earthwatch, Inc., 12% Cv. Sr.
Preferred Stock, Series C(4)(14)                    10,000         75,000
--------------------------------------------------------------------------
EchoStar Communications Corp.,
12.125% Sr. Redeemable Exchangeable
Preferred Stock, Series
B(5)(14)(16)                                           125        130,938
--------------------------------------------------------------------------
El Paso Electric Co., 11.40%
Preferred Stock, Series A(14)                        1,817        201,233
--------------------------------------------------------------------------
Fidelity Federal Bank FSB Glendale
California, 12% Non-Cum.
Exchangeable Perpetual Preferred
Stock, Series A(4)                                      20            555
--------------------------------------------------------------------------
Fresenius Medical Care Trust, 9%
Preferred Securities                               275,000        288,750
--------------------------------------------------------------------------
Golden State Bancorp, 8.75% Cv.
Preferred Stock, Series A                            1,000         91,125
--------------------------------------------------------------------------
ICG Holdings, Inc., 14.25%
Exchangeable Preferred Stock                           101        118,170
--------------------------------------------------------------------------
Kelley Oil & Gas Corp., $2.625 Cv.                   1,800         39,600
--------------------------------------------------------------------------
NEXTLINK Communications, Inc., 14%
Sr. Exchangeable Preferred(14)                       5,708        355,323
--------------------------------------------------------------------------
Prime Retail, Inc., 8.50% Cv.
Preferred Stock, Series B                            6,000        144,000
--------------------------------------------------------------------------
PRIMEDIA, Inc., 9.20% Preferred
Stock, Series E(4)(16)                               1,000        100,250
--------------------------------------------------------------------------
SD Warren Co., 14% Cum.
Exchangeable, Series B(16)                           9,000        443,250
--------------------------------------------------------------------------
Spanish Broadcasting Systems, Inc.,
14.25% Cum. Sr. Exchangeable
Preferred Stock, Non-Vtg.(5)(14)                       106        112,625
--------------------------------------------------------------------------
Time Warner, Inc., 10.25%
Exchangeable Preferred, Series
M(14)                                                    1          1,183
--------------------------------------------------------------------------
Walden Residential Properties,
Inc.:
9.16% Cv. Preferred Stock, Series B                 10,000        290,000

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER STRATEGIC BOND FUND STATEMENT OF INVESTMENTS (CONTINUED)

                                                             MARKET VALUE
                                          SHARES(1)          NOTE 1
--------------------------------------------------------------------------
PREFERRED STOCKS (CONTINUED)
--------------------------------------------------------------------------
Walden Residential Properties,
Inc.: (Continued)

9.20% Sr. Preferred Stock                            1,000   $     25,625
                                                             -------------
Total Preferred Stocks (Cost
$3,492,228)                                                     3,802,607
--------------------------------------------------------------------------
OTHER SECURITIES - 0.1%
--------------------------------------------------------------------------
Intermedia Communications, Inc.,
Depositary Shares representing one
one-hundredth 7% Cum. Cv. Jr.
Preferred Stock, Series E,
Non-Vtg.(5)(16)                                      2,100         59,587
--------------------------------------------------------------------------
WorldCom, Inc., 8% Cv. Depositary
Shares each Representing 1/100
Share of Dividend Enhanced
Convertible Stock                                    2,000        210,000
                                                             -------------
Total Other Securities (Cost
$207,309)                                                         269,587

                                          UNITS
--------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES -
0.0%
--------------------------------------------------------------------------
American Telecasting, Inc. Wts.,
Exp. 6/99(4)                                         1,500             15
--------------------------------------------------------------------------
Cellular Communications
International, Inc. Wts., Exp.
8/03(4)                                                300          5,100
--------------------------------------------------------------------------
CGA Group Ltd. Wts., Exp. 12/49(4)                  16,000          8,000
--------------------------------------------------------------------------
Clearnet Communications, Inc. Wts.,
Exp. 9/05                                              165            949
--------------------------------------------------------------------------
Comunicacion Celular SA Wts., Exp.
11/03(4)                                               200         14,000
--------------------------------------------------------------------------
Eye Care Centers of America, Inc.
Wts., Exp. 10/03(4)                                     70            245
--------------------------------------------------------------------------
Geotek Communications, Inc. Wts.,
Exp. 7/05(4)                                         7,500          7,500
--------------------------------------------------------------------------
Gothic Energy Corp. Wts., Exp. 9/04                  2,800          5,600
--------------------------------------------------------------------------
Hyperion Telecommunications, Inc.
Wts., Exp. 4/01(4)                                      60          3,600
--------------------------------------------------------------------------
ICG Communications, Inc. Wts., Exp.
9/05(4)                                                825         10,313
--------------------------------------------------------------------------
IHF Capital, Inc., Series I Wts.,
Exp. 11/99(4)                                          200         10,000
--------------------------------------------------------------------------
In-Flight Phone Corp. Wts., Exp.
8/02                                                   200             --
--------------------------------------------------------------------------
Mexican Value Rights                                 1,100             --
--------------------------------------------------------------------------
Microcell Telecommunications, Inc.:
Conditional Wts., Exp. 6/06(4)                         600            375
Wts., Exp. 6/06(4)                                     600          7,800
--------------------------------------------------------------------------
NEXTLINK Communications, Inc. Wts.,
Exp. 2/09(4)                                         4,100             41
--------------------------------------------------------------------------
Occidente y Caribe Celular SA Wts.,
Exp. 3/04(4)                                           800         11,000
--------------------------------------------------------------------------
Orion Network Systems, Inc. Wts.,
Exp. 1/07(4)                                           150          1,875
--------------------------------------------------------------------------
Price Communications Corp. Wts.,
Exp. 8/07(4)                                           516              5
--------------------------------------------------------------------------
Teletrac, Inc. Wts., Exp. 8/07(4)                       85            467
--------------------------------------------------------------------------
UNIFI Communications, Inc. Wts.,
Exp. 3/07(4)                                            25             38
--------------------------------------------------------------------------
United International Holdings, Inc.
Wts., Exp. 11/99(4)                                    200          2,400
                                                             -------------
Total Rights, Warrants and
Certificates (Cost $22,677)                                        89,323

                                          PRINCIPAL
                                          AMOUNT(1)
--------------------------------------------------------------------------
STRUCTURED INSTRUMENTS - 3.9%
--------------------------------------------------------------------------
Bayerische Landesbank Girozentrale
(New York Branch) Canada Banker's
Acceptance Index Yield Nts.,
8.405%, 5/22/98                           $        400,000        397,000
--------------------------------------------------------------------------
Bayerische Landesbank Girozentrale
(New York Branch) Lehman Brothers
High Yield Bond Index Nts., 12.50%,
2/4/98                                             250,000        249,600

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER STRATEGIC BOND FUND STATEMENT OF INVESTMENTS (CONTINUED)

                                          PRINCIPAL          MARKET VALUE
                                          AMOUNT(1)          NOTE 1
--------------------------------------------------------------------------
STRUCTURED INSTRUMENTS (CONTINUED)
--------------------------------------------------------------------------

Cargill Financial Services Corp.,
Contingent Promissory Nts., 5.80%,
6/10/99                                   $        250,000   $    209,067
--------------------------------------------------------------------------
Daiwa Finance Corp. (New York),
Daiwa Physical Commodity Index
Linked Nts., 4.906%, 3/24/98(6)                    250,000        231,225
--------------------------------------------------------------------------
First Boston Corp. (The), Russian
GKO Linked Nts., Zero Coupon,
13.95%, 1/20/98(12)                                100,000         98,500
--------------------------------------------------------------------------
Goldman, Sachs & Co. Argentina
Local Market Securities Trust,
11.30%, 4/1/00 (representing debt
of Argentina (Republic of) Bonos
del Tesoro Bonds, Series 10,
11.30%, 4/1/00 and an interest rate
swap between Goldman Sachs and the
Trust)(4)                                          130,434        131,087
--------------------------------------------------------------------------
Goldman Sachs Group, LP:
South Korean Won Linked Nts.,
5.60%, 1/20/98                                     245,000        253,648
Taiwanese Dollar Linked Nts.,
5.75%, 6/12/98                                     880,000        888,624
--------------------------------------------------------------------------
ING (U.S.) Financial Holdings
Corp.:
Czech Koruna/U.S. Dollar Linked
Nts., Zero Coupon, 11.10%,
3/4/98(12)                                         180,000        145,496
PT Polysindo Linked Nts., Zero
Coupon, 10.43%, 7/15/98(4)(12)                      50,000         45,018
--------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.
Greek Drachma/Swiss Franc Linked
Nts., Zero Coupon, 14.71%,
1/15/98(12)                                        100,000        104,000
--------------------------------------------------------------------------
Lehman High Yield Index Nts.:
12.50%, 7/6/98                                     200,000        200,680
12.50%, 7/8/98                                     250,000        248,750
--------------------------------------------------------------------------
Morgan Guaranty Trust Co. of New
York:
2 Times Leveraged Nts. on The
Emerging Markets Bond Index, Zero
Coupon, 2/4/98                                     100,000        107,620
Japanese Government Bond 193
Currency Protected Bank Nts.,
8.14%, 4/29/98                                     160,000         93,936
--------------------------------------------------------------------------
Salomon Brothers, Inc. Chilean Peso
Linked Nts.:
Zero Coupon, 9.33%, 6/24/98(12)                    110,000         98,659
Zero Coupon, 9.18%, 9/9/98(12)                     110,000         96,195
--------------------------------------------------------------------------
Salomon, Inc.:
Chilean Peso Indexed Credit Linked
Nts., Zero Coupon, 9.32%,
7/22/98(12)                                      1,000,000        893,400
Chilean Peso Indexed Enhanced
Access Nts., Zero Coupon, 9.18%,
6/18/98(12)                                        200,000        180,820
--------------------------------------------------------------------------
Salomon, Inc. Russian S-Account
Credit Linked Nts.:
Zero Coupon, 13.71%, 4/3/98(12)                    400,000        385,140
Zero Coupon, 14.17%, 5/22/98(12)                   225,000        211,511
Zero Coupon, 14.10%, 5/7/98(12)                    700,000        662,375
Zero Coupon, 9.79%, 7/31/98(12)                    400,000        359,260
Zero Coupon, 15.21%, 8/7/98(12)                    700,000        624,960
--------------------------------------------------------------------------
Shoshone Partners Loan Trust, 7.50%
Sr. Nts., 5/31/02(4)(6)                            742,000        786,944
--------------------------------------------------------------------------
Standard Chartered Bank, U.S.
Dollar/Chinese Yuan Linked Nts.,
9.50%, 2/3/98                                      440,000        435,688
                                                             -------------
Total Structured Instruments (Cost
$8,396,216)                                                     8,139,203

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER STRATEGIC BOND FUND STATEMENT OF INVESTMENTS (CONTINUED)

                                                                            MARKET VALUE
                                     DATE    STRIKE            CONTRACTS    NOTE 1
-----------------------------------------------------------------------------------------
CALL OPTIONS PURCHASED - 0.1%
-----------------------------------------------------------------------------------------
German Mark/Japanese Yen Call Opt.   1/98     67.68%  DEM/JPY   1,654,846   $     59,995
-----------------------------------------------------------------------------------------
German Mark/Japanese Yen Call Opt.   3/98     68.59%  DEM/JPY   1,990,000         59,963
-----------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6.125%,
11/15/27 Call Opt.                   1/98            103.406%       1,000          7,031
-----------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6.125%,
11/15/27 Call Opt.                   3/98            100.266%       4,600        148,062
                                                                            -------------
Total Call Options Purchased (Cost
$192,207)                                                                        275,051

                                     PRINCIPAL
                                     AMOUNT(1)
----------------------------------------------------------------------
REPURCHASE AGREEMENTS - 0.8%
----------------------------------------------------------------------
Repurchase agreement with Smith,
Barney, Harris, Upham & Co., Inc.,
6.625%, dated 12/31/97, to be
repurchased at $1,750,644 on
1/2/98, collateralized by U.S.
Treasury Bonds, 8.875%-11.25%,
2/15/15-2/15/19, with a value of
$1,792,733 (Cost $1,750,000)         $       1,750,000      1,750,000
----------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST
$222,378,087)                                    107.9%   224,183,620
----------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER
ASSETS                                            (7.9)   (16,344,216)
                                     -----------------   -------------
NET ASSETS                                       100.0%  $207,839,404
                                     -----------------   -------------
                                     -----------------   -------------

1. Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

ARP    -  Argentine Peso          ITL    -  Italian Lira
AUD    -  Australian Dollar       JPY    -  Japanese Yen
CAD    -  Canadian Dollar         MXP    -  Mexican Peso
DEM    -  German Mark             NOK    -  Norwegian Krone
DKK    -  Danish Krone            NZD    -  New Zealand Dollar
ESP    -  Spanish Peseta          PLZ    -  Polish Zloty
GBP    -  British Pound Sterling  RUR    -  Russian Ruble
HUF    -  Hungarian Forint        SEK    -  Swedish Krona
IDR    -  Indonesian Rupiah       TRL    -  Turkish Lira
IEP    -  Irish Punt              ZAR    -  South African Rand

2. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.

3. When-issued security to be delivered and settled after December 31, 1997.

4. Identifies issues considered to be illiquid or restricted - See Note 8 of Notes to Financial Statements.

5. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $14,529,773 or 6.99% of the Fund's net assets as of December 31, 1997.

6. Represents the current interest rate for a variable rate security.

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER STRATEGIC BOND FUND STATEMENT OF INVESTMENTS (CONTINUED)

7. A sufficient amount of securities has been designated to cover outstanding forward foreign currency exchange contracts. See Note 5 of Notes to Financial Statements.

8. Securities with an aggregate market value of $1,327,157 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 6 of Notes to Financial Statements.

9. A sufficient amount of securities has been designated to cover outstanding written options if applicable, as follows:

                                           PRINCIPAL/UNITS   EXPIRATION   EXERCISE     PREMIUM    MARKET VALUE
                                           SUBJECT TO CALL   DATE         PRICE        RECEIVED   NOTE 1
------------------------------------------------------------------------------------------------------
Banco Hopotecario Nacional (Argentina)
Medium-Term Nts., 10.625%, 8/7/06 Call
Option                                           400,000     8/00         100.00       $ 3,680    $      10,000
German Mark Put Option                         1,820,000     3/98         1.82    DEM   11,600           11,266
Japanese Yen Put Option                      223,000,000     1/98         125.00  JPY   19,445           69,576
                                                                                       --------   -------------
                                                                                       $34,725    $      90,842
                                                                                       --------   -------------
                                                                                       --------   -------------

10. Represents the current interest rate for an increasing rate security.

11. Non-income producing - issuer is in default of interest payment.

12. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.

13. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

14. Interest or dividend is paid in kind.

15. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units which represent debt securities, principal amount disclosed represents total underlying principal.

16. Non-income producing security.

17. A sufficient amount of securities has been designated to cover outstanding interest rate swap transactions. See Note 9 of Notes to Financial Statements.

See accompanying Notes to Financial Statements.

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GROWTH & INCOME FUND STATEMENT OF INVESTMENTS
DECEMBER 31, 1997

                                                   MARKET VALUE
                                     SHARES        NOTE 1
----------------------------------------------------------------
COMMON STOCKS - 79.0%
----------------------------------------------------------------
BASIC MATERIALS - 2.5%
----------------------------------------------------------------
CHEMICALS - 2.5%
Du Pont (E.I.) De Nemours & Co.            5,000   $    300,312
----------------------------------------------------------------
Ferro Corp.                               26,250        638,203
----------------------------------------------------------------
IMC Global, Inc.                          50,000      1,637,500
----------------------------------------------------------------
Olin Corp.                                27,500      1,289,062
                                                   -------------
                                                      3,865,077
----------------------------------------------------------------
CONSUMER CYCLICALS - 18.0%
----------------------------------------------------------------
AUTOS & HOUSING - 3.4%
Champion Enterprises, Inc.(1)             25,000        514,062
----------------------------------------------------------------
General Motors Corp.                      15,000        909,375
----------------------------------------------------------------
Lear Corp.(1)                             17,500        831,250
----------------------------------------------------------------
Republic Industries, Inc.(1)             110,000      2,564,375
----------------------------------------------------------------
Tower Realty Trust, Inc.                  20,000        492,500
                                                   -------------
                                                      5,311,562
----------------------------------------------------------------
LEISURE & ENTERTAINMENT - 6.3%
AMR Corp.(1)(2)                            2,500        321,250
----------------------------------------------------------------
Brinker International, Inc.(1)            26,500        424,000
----------------------------------------------------------------
Callaway Golf Co.                         13,500        385,594
----------------------------------------------------------------
Circus Circus Enterprises, Inc.(1)         7,500        153,750
----------------------------------------------------------------
Delta Air Lines, Inc.                     10,000      1,190,000
----------------------------------------------------------------
Harrah's Entertainment, Inc.             100,000      1,887,500
----------------------------------------------------------------
Host Marriott Corp.                       32,500        637,812
----------------------------------------------------------------
Mirage Resorts, Inc.(1)                   20,000        455,000
----------------------------------------------------------------
Nintendo Co. Ltd.                          4,000        393,782
----------------------------------------------------------------
Time Warner, Inc.                         32,500      2,015,000
----------------------------------------------------------------
Viacom, Inc., Cl. B(1)                    47,500      1,968,281
                                                   -------------
                                                      9,831,969
----------------------------------------------------------------
MEDIA - 3.2%
CBS Corp.(2)                              50,000      1,471,875
----------------------------------------------------------------
Chancellor Media Corp.(1)                 10,000        746,250
----------------------------------------------------------------
Comcast Corp., Cl. A Special              20,000        631,250
----------------------------------------------------------------
Jacor Communications, Inc.(1)             20,000      1,062,500
----------------------------------------------------------------
U S West Media Group(1)                   37,500      1,082,812
                                                   -------------
                                                      4,994,687
----------------------------------------------------------------
RETAIL: GENERAL - 2.8%
Dayton Hudson Corp.                        2,500        168,750
----------------------------------------------------------------
Dillard's, Inc.                           25,000        881,250

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GROWTH & INCOME FUND STATEMENT OF INVESTMENTS (CONTINUED)

                                                   MARKET VALUE
                                     SHARES        NOTE 1
----------------------------------------------------------------
RETAIL: GENERAL (CONTINUED)

Federated Department Stores,
Inc.(1)                                   75,000   $  3,229,687
                                                   -------------
                                                      4,279,687
----------------------------------------------------------------
RETAIL: SPECIALTY - 2.3%
Abercrombie & Fitch Co., Cl.
A(1)(2)                                   35,000      1,093,750
----------------------------------------------------------------
AutoZone, Inc.(1)                         47,500      1,377,500
----------------------------------------------------------------
Nine West Group, Inc.(1)                  45,000      1,167,187
                                                   -------------
                                                      3,638,437
----------------------------------------------------------------
CONSUMER NON-CYCLICALS - 7.1%
----------------------------------------------------------------
BEVERAGES - 1.2%
Anheuser-Busch Cos., Inc.                 41,000      1,804,000
----------------------------------------------------------------
FOOD - 0.6%
Unilever NV, NY Shares                    16,000        999,000
----------------------------------------------------------------
HEALTHCARE/DRUGS - 1.8%
American Home Products Corp.               8,000        612,000
----------------------------------------------------------------
Amgen, Inc.(1)                            20,000      1,082,500
----------------------------------------------------------------
Merck & Co., Inc.                          5,000        531,250
----------------------------------------------------------------
Schering-Plough Corp.                     10,000        621,250
                                                   -------------
                                                      2,847,000
----------------------------------------------------------------
HEALTHCARE/SUPPLIES & SERVICES -
0.1%
Boston Scientific Corp.(1)(2)              2,500        114,688
----------------------------------------------------------------
HOUSEHOLD GOODS - 0.5%
Kimberly-Clark Corp.                      15,000        739,687
----------------------------------------------------------------
TOBACCO - 2.9%
Philip Morris Cos., Inc.                  50,000      2,265,625
----------------------------------------------------------------
RJR Nabisco Holdings Corp.                58,500      2,193,750
                                                   -------------
                                                      4,459,375
----------------------------------------------------------------
ENERGY - 4.2%
----------------------------------------------------------------
ENERGY SERVICES & PRODUCERS - 2.8%
Apache Corp.                               8,750        306,797
----------------------------------------------------------------
BJ Services Co.(1)                         6,250        449,609
----------------------------------------------------------------
Coflexip SA, Sponsored ADR                10,000        555,000
----------------------------------------------------------------
Cooper Cameron Corp.(1)                   12,500        762,500
----------------------------------------------------------------
Schlumberger Ltd.                          4,500        362,250
----------------------------------------------------------------
Stolt Comex Seaway SA(1)                  27,500      1,375,000
----------------------------------------------------------------
Weatherford Enterra, Inc.(1)              11,000        481,250
                                                   -------------
                                                      4,292,406
----------------------------------------------------------------
OIL-INTEGRATED - 1.4%
Atlantic Richfield Co.                     5,500        440,687
----------------------------------------------------------------
Enron Corp.                               10,000        415,625
----------------------------------------------------------------
Mobil Corp.                                3,000        216,562
----------------------------------------------------------------
Royal Dutch Petroleum Co., NY
Shares                                     5,000        270,937

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GROWTH & INCOME FUND STATEMENT OF INVESTMENTS (CONTINUED)

                                                   MARKET VALUE
                                     SHARES        NOTE 1
----------------------------------------------------------------
OIL-INTEGRATED (CONTINUED)

Texaco, Inc.                               3,000   $    163,125
----------------------------------------------------------------
Unocal Corp.                               6,000        232,875
----------------------------------------------------------------
YPF SA, Cl. D, ADR                        10,500        358,969
                                                   -------------
                                                      2,098,780
----------------------------------------------------------------
FINANCIAL - 18.3%
----------------------------------------------------------------
BANKS - 10.4%
Banco Rio de la Plata SA, ADR(1)          50,000        700,000
----------------------------------------------------------------
Barnett Banks, Inc.                        2,500        179,688
----------------------------------------------------------------
Chase Manhattan Corp. (New)               34,000      3,723,000
----------------------------------------------------------------
Citicorp                                   4,000        505,750
----------------------------------------------------------------
Commercial Federal Corp.                  22,500        800,156
----------------------------------------------------------------
Compass Bancshares, Inc.                  10,000        437,500
----------------------------------------------------------------
CoreStates Financial Corp.                21,000      1,681,313
----------------------------------------------------------------
Credito Italiano                         100,000        308,541
----------------------------------------------------------------
First Commerce Corp.                       7,500        504,375
----------------------------------------------------------------
First International Bancorp, Inc.         15,000        181,875
----------------------------------------------------------------
Fleet Financial Group, Inc.               25,000      1,873,438
----------------------------------------------------------------
Hubco, Inc.                               15,000        586,875
----------------------------------------------------------------
J.P. Morgan & Co., Inc.                    4,500        507,938
----------------------------------------------------------------
KeyCorp                                    6,500        460,281
----------------------------------------------------------------
Mellon Bank Corp.                          2,500        151,563
----------------------------------------------------------------
NationsBank Corp.                          2,500        152,031
----------------------------------------------------------------
Societe Generale                           7,250        988,221
----------------------------------------------------------------
Sovereign Bancorp, Inc.                   40,000        830,000
----------------------------------------------------------------
Unibanco-Uniao de Bancos
Brasileiros SA, Sponsored GDR
Representing 500 Units of one
Preferred Share of Unibanco and one
Preferred Share of Unibanco
Holdings SA(1)(3)                         13,500        434,531
----------------------------------------------------------------
Union Planters Corp.                      17,500      1,188,906
                                                   -------------
                                                     16,195,982
----------------------------------------------------------------
DIVERSIFIED FINANCIAL - 3.8%
Advanta Corp., Cl. B                      13,500        342,563
----------------------------------------------------------------
American Express Co.                      15,000      1,338,750
----------------------------------------------------------------
C.I.T. Group, Inc., Cl. A(1)              16,300        525,675
----------------------------------------------------------------
Fannie Mae                                 7,500        427,969
----------------------------------------------------------------
Freddie Mac                                9,000        377,438
----------------------------------------------------------------
MoneyGram Payment Systems, Inc.(1)        17,000        182,750
----------------------------------------------------------------
Morgan Stanley, Dean Witter,
Discover & Co.                            18,500      1,093,813
----------------------------------------------------------------
Travelers Group, Inc.                     30,510      1,643,726
                                                   -------------
                                                      5,932,684

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GROWTH & INCOME FUND STATEMENT OF INVESTMENTS (CONTINUED)

                                                   MARKET VALUE
                                     SHARES        NOTE 1
----------------------------------------------------------------
INSURANCE - 4.1%
Allstate Corp.                            26,000   $  2,362,750
----------------------------------------------------------------
Cigna Corp.                                1,500        259,594
----------------------------------------------------------------
Everest Reinsurance Holdings, Inc.        91,700      3,782,625
                                                   -------------
                                                      6,404,969
----------------------------------------------------------------
INDUSTRIAL - 8.3%
----------------------------------------------------------------
ELECTRICAL EQUIPMENT - 1.5%
Raychem Corp.                             55,000      2,368,438
----------------------------------------------------------------
INDUSTRIAL MATERIALS - 0.5%
Crown Cork & Seal Co., Inc.               15,000        751,875
----------------------------------------------------------------
INDUSTRIAL SERVICES - 4.1%
Cognizant Corp.                           32,000      1,426,000
----------------------------------------------------------------
Mettler-Toledo International,
Inc.(1)                                  100,000      1,725,000
----------------------------------------------------------------
USA Waste Services, Inc.(1)               80,000      3,140,000
                                                   -------------
                                                      6,291,000
----------------------------------------------------------------
MANUFACTURING - 2.2%
American Standard Cos., Inc.(1)           55,000      2,107,188
----------------------------------------------------------------
Halter Marine Group, Inc.(1)              22,500        649,688
----------------------------------------------------------------
MascoTech, Inc.                           40,000        735,000
                                                   -------------
                                                      3,491,876
----------------------------------------------------------------
TECHNOLOGY - 18.4%
----------------------------------------------------------------
AEROSPACE/DEFENSE - 0.2%
Boeing Co.                                 6,500        318,094
----------------------------------------------------------------
Raytheon Co., Cl. A                          956         47,143
                                                   -------------
                                                        365,237
----------------------------------------------------------------
COMPUTER HARDWARE - 6.8%
Adaptec, Inc.(1)                          12,500        464,063
----------------------------------------------------------------
Cabletron Systems, Inc.(1)                27,500        412,500
----------------------------------------------------------------
Ikon Office Solutions, Inc.              120,000      3,375,000
----------------------------------------------------------------
Ingram Micro, Inc., Cl. A(1)              20,000        582,500
----------------------------------------------------------------
International Business Machines
Corp.                                     15,000      1,568,438
----------------------------------------------------------------
Iomega Corp.(1)                          135,000      1,679,063
----------------------------------------------------------------
Seagate Technology, Inc.(1)               17,500        336,875
----------------------------------------------------------------
Sun Microsystems, Inc.(1)(2)              25,000        996,875
----------------------------------------------------------------
Xerox Corp.                               16,000      1,181,000
                                                   -------------
                                                     10,596,314
----------------------------------------------------------------
COMPUTER SOFTWARE/SERVICES - 5.7%
First Data Corp.                         115,000      3,363,750
----------------------------------------------------------------
PLATINUM Technology, Inc.(1)              35,000        988,750
----------------------------------------------------------------
Structural Dynamics Research
Corp.(1)                                 200,000      4,500,000
                                                   -------------
                                                      8,852,500

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GROWTH & INCOME FUND STATEMENT OF INVESTMENTS (CONTINUED)

                                                   MARKET VALUE
                                     SHARES        NOTE 1
----------------------------------------------------------------
ELECTRONICS - 2.8%
Intel Corp.                                4,000   $    281,000
----------------------------------------------------------------
LSI Logic Corp.(1)                         7,500        148,125
----------------------------------------------------------------
Waters Corp.(1)                          100,000      3,762,500
----------------------------------------------------------------
Xilinx, Inc.(1)                            6,000        210,375
                                                   -------------
                                                      4,402,000
----------------------------------------------------------------
TELECOMMUNICATIONS-TECHNOLOGY -
2.9%
ADC Telecommunications, Inc.(1)           32,500      1,356,875
----------------------------------------------------------------
Bay Networks, Inc.(1)                     10,000        255,625
----------------------------------------------------------------
Cisco Systems, Inc.(1)                    22,500      1,254,375
----------------------------------------------------------------
Intermedia Communications, Inc.(1)           503         30,557
----------------------------------------------------------------
MCI Communications Corp.                  32,500      1,391,406
----------------------------------------------------------------
Tellabs, Inc.(1)                           2,500        132,188
----------------------------------------------------------------
WorldCom, Inc.                             2,500         75,625
                                                   -------------
                                                      4,496,651
----------------------------------------------------------------
UTILITIES - 2.2%
----------------------------------------------------------------
TELEPHONE UTILITIES - 2.2%
LCI International, Inc.(1)                80,000      2,460,000
----------------------------------------------------------------
Telecomunicacoes Brasileiras SA,
Sponsored ADR                              7,750        902,391
                                                   -------------
                                                      3,362,391
                                                   -------------
Total Common Stocks (Cost
$107,792,827)                                       122,788,272
----------------------------------------------------------------
PREFERRED STOCKS - 6.1%
----------------------------------------------------------------
Automatic Commission Exchange
Security Trust II, 6.50% Cv.
Preferred (exchangeable to common
stock of Republic Industries, Inc.
"TRACES" effective 5/15/00)               75,000      1,762,500
----------------------------------------------------------------
Evergreen Media Corp., 6% Cv.
Preferred(4)                              20,000      1,547,500
----------------------------------------------------------------
Host Marriott Financial Trust,
6.75% Cv. Preferred Stock(4)              12,500        762,500
----------------------------------------------------------------
ICG Communications, Inc., 6.75% Cv.
Preferred Stock(4)                        35,000      2,213,750
----------------------------------------------------------------
Intermedia Communications, Inc., 7%
Cv. Preferred Stock(1)(4)                 50,000      2,056,250
----------------------------------------------------------------
QUALCOMM Financial Trust I, 5.75%
Cum. Cv. Preferred Securities,
Non-Vtg.                                  25,000      1,200,000
                                                   -------------
Total Preferred Stocks (Cost
$7,862,050)                                           9,542,500
----------------------------------------------------------------
OTHER SECURITIES - 1.8%
----------------------------------------------------------------
Continental Airlines Finance Trust,
8.50% Cv. Trust Originated
Preferred Securities                      10,000      1,028,750
----------------------------------------------------------------
Houston Industries, Inc., 7%
Automatic Common Exchange
Securities, Exchangeable for Time
Warner, Inc. Common Stock                 25,000      1,426,562
----------------------------------------------------------------
Merrill Lynch & Co., Inc., 6.25%
Structured Yield Product
Exchangeable for Stock                    10,000        345,000
                                                   -------------
Total Other Securities (Cost
$2,239,123)                                           2,800,312

                                     PRINCIPAL
                                     AMOUNT
----------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 3.2%
----------------------------------------------------------------
U.S. Treasury Bonds:
6.375%, 8/15/27                      $ 1,150,000      1,212,891

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GROWTH & INCOME FUND STATEMENT OF INVESTMENTS (CONTINUED)

                                     PRINCIPAL     MARKET VALUE
                                     AMOUNT        NOTE 1
----------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS
(CONTINUED)
----------------------------------------------------------------
U.S. Treasury Bonds: (Continued)

6.50%, 11/15/26                      $ 3,500,000   $  3,737,346
                                                   -------------
Total U.S. Government Obligations
(Cost $4,488,195)                                     4,950,237
----------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS AND
NOTES - 8.0%
----------------------------------------------------------------
Adaptec, Inc., 4.75% Cv. Sub. Nts.,
2/1/04(5)                              1,000,000      1,030,000
----------------------------------------------------------------
Continental Airlines, Inc., 6.75%
Cv. Sub. Nts., 4/15/06                   500,000        820,000
----------------------------------------------------------------
Corporate Express, Inc., 4.50% Cv.
Sub. Nts., 7/1/00                      1,250,000      1,110,937
----------------------------------------------------------------
Fine Host Corp., 5% Cv. Sub. Nts.,
11/1/04(4)                             1,000,000        625,000
----------------------------------------------------------------
Interpublic Group Cos., 1.80% Cv.
Sub. Debs., 9/16/04(4)                 1,000,000        823,750
----------------------------------------------------------------
Loews Corp., 3.125% Cv. Sub. Nts.,
9/15/07                                1,000,000        995,000
----------------------------------------------------------------
PLATINUM Technology, Inc.:
6.25% Cv. Sub. Nts., 12/15/02(5)       2,000,000      2,117,500
6.75% Cv. Sub. Nts., 11/15/01            500,000      1,046,875
----------------------------------------------------------------
Quantum Corp., 7% Cv. Sub. Nts.,
8/1/04                                 1,250,000      1,175,000
----------------------------------------------------------------
Saks Holdings, Inc., 5.50% Cv. Sub.
Nts., 9/15/06                          1,500,000      1,280,625
----------------------------------------------------------------
Tower Automotive, Inc., 5% Cv. Sub.
Nts., 8/1/04(4)                          500,000        520,000
----------------------------------------------------------------
U.S. Office Products Co., 5.50% Cv.
Sub. Nts., 5/15/03(4)                  1,000,000        903,750
                                                   -------------
Total Convertible Corporate Bonds
and Notes (Cost $11,947,833)                         12,448,437
----------------------------------------------------------------
REPURCHASE AGREEMENTS - 0.8%
----------------------------------------------------------------
Repurchase agreement with First
Chicago Capital Markets, 6.60%,
dated 12/31/97, to be repurchased
at $1,200,440 on 1/2/98,
collateralized by U.S. Treasury
Bonds, 8%-10.625%,
8/15/15-11/15/21, with a value of
$889,443, and U.S. Treasury Nts.,
5.875%-7.50%, 9/30/01-12/31/01,
with a value of $335,205 (Cost
$1,200,000)                          $ 1,200,000      1,200,000
----------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST
$135,530,028)                               98.9%   153,729,758
----------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES              1.1      1,637,992
                                     -----------   -------------
NET ASSETS                                 100.0%  $155,367,750
                                     -----------   -------------
                                     -----------   -------------

1. Non-income producing security.

2. A sufficient amount of liquid assets has been designated to cover outstanding written call options, as follows:

                                     SHARES
                                     SUBJECT   EXPIRATION   EXERCISE   PREMIUM    MARKET VALUE
                                     TO CALL   DATE         PRICE      RECEIVED   NOTE 1
----------------------------------------------------------------------------------------------
Abercrombie & Fitch Cl. A             8,000       1/98        $ 35     $22,759       $2,000
AMR Corp.                             2,500       1/98         135       9,612        2,188
Boston Scientific Corp.               2,500       1/98          55       1,200          313
CBS Corp.                            50,000       1/98          35      17,749        3,125
Sun Microsystems, Inc.               25,000       1/98          50      10,438        1,562
                                                                       --------      ------
                                                                       $61,758       $9,188
                                                                       --------      ------
                                                                       --------      ------

3. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units which represent debt securities, principal amount disclosed represents total underlying principal.

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GROWTH & INCOME FUND STATEMENT OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------

4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $9,452,500 or 6.08% of the Fund's net assets as of December 31, 1997.

5. Identifies issues considered to be illiquid or restricted - See Note 6 of Notes to Financial Statements.

See accompanying Notes to Financial Statements.

OPPENHEIMER VARIABLE ACCOUNT FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1997

                                     OPPENHEIMER     OPPENHEIMER     OPPENHEIMER
                                     MONEY           HIGH INCOME     BOND
                                     FUND            FUND            FUND
----------------------------------------------------------------------------------
ASSETS:
Investments, at value (cost * )
(including repurchase agreements
**) - see accompanying statements    $125,778,964    $315,552,124    $601,914,075
----------------------------------------------------------------------------------
Unrealized appreciation on forward
foreign currency exchange contracts
-see applicable note                           --         211,244         193,971
----------------------------------------------------------------------------------
Cash                                        2,083          10,676         750,383
----------------------------------------------------------------------------------
Receivables:
Dividends, interest and principal
paydowns                                  184,276       3,819,980       7,588,406
Closed forward foreign currency
exchange contracts                             --         138,584           1,683
Daily variation on futures
contracts - see applicable note                --              --         171,203
Shares of beneficial interest sold      1,081,045         260,980         352,813
Investments sold                               --       2,112,567      32,654,999
----------------------------------------------------------------------------------
Other                                       4,564           5,251           6,192
                                     -------------   -------------   -------------
Total assets                          127,050,932     322,111,406     643,633,725
----------------------------------------------------------------------------------
LIABILITIES:
Bank overdraft                                 --              --              --
----------------------------------------------------------------------------------
Options written, at value (premiums
received ***) - see accompanying
statements and notes                           --              --              --
----------------------------------------------------------------------------------
Unrealized depreciation on forward
foreign exchange contracts - see
applicable note                                --          62,395           2,803
----------------------------------------------------------------------------------
Unrealized depreciation on interest
rate swaps - see applicable note               --              --              --
----------------------------------------------------------------------------------
Payables and other liabilities:
Closed forward foreign currency
exchange contracts                             --          13,758          16,014
Daily variation on futures
contracts - see applicable note                --              --              --
Dividends                                 243,614              --              --
Custodian fees                              3,783          38,682          71,463
Registration and filing fees                2,059          27,228          24,389
Shareholder reports                         5,704           6,971           7,401
Legal and auditing fees                     9,321          14,678              --
Investments purchased (including
those purchased on a when-issued
basis****) - see applicable note               --      30,065,705     122,645,501
Shares of beneficial interest
redeemed                                       --         387,715         775,130
Other                                       4,069         171,483          12,996
                                     -------------   -------------   -------------
Total liabilities                         268,550      30,788,615     123,555,697
----------------------------------------------------------------------------------
NET ASSETS                           $126,782,382    $291,322,791    $520,078,028
                                     -------------   -------------   -------------
                                     -------------   -------------   -------------
----------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS:
Paid-in capital                      $126,798,517    $272,156,892    $501,115,939
----------------------------------------------------------------------------------
Undistributed net investment income            --       1,776,867       1,857,027
----------------------------------------------------------------------------------
Accumulated net realized gain
(loss) from investments and foreign
currency transactions                     (16,135)      6,730,159       5,563,419
----------------------------------------------------------------------------------
Net unrealized appreciation on
investments and translation of
assets and liabilities denominated
in foreign currencies                          --      10,658,873      11,541,643
                                     -------------   -------------   -------------
Net assets                           $126,782,382    $291,322,791    $520,078,028
                                     -------------   -------------   -------------
                                     -------------   -------------   -------------
----------------------------------------------------------------------------------
SHARES OF BENEFICIAL INTEREST
OUTSTANDING                           126,798,538      25,297,573      43,651,270
----------------------------------------------------------------------------------
NET ASSETS VALUE, REDEMPTION PRICE
AND OFFERING PRICE PER SHARE         $       1.00    $      11.52    $      11.91
* Cost                               $125,778,964    $305,080,290    $590,845,008
** Repurchase agreements             $         --    $ 74,150,000    $ 13,500,000
*** Premiums received                $         --    $         --    $         --
****When-issued                      $         --    $  1,480,181    $122,707,112

See accompanying Notes to Financial Statements.

OPPENHEIMER VARIABLE ACCOUNT FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1997 (CONTINUED)

                                     OPPENHEIMER                     OPPENHEIMER
                                     CAPITAL         OPPENHEIMER     MULTIPLE
                                     APPRECIATION    GROWTH          STRATEGIES
                                     FUND            FUND            FUND
----------------------------------------------------------------------------------
ASSETS:
Investments, at value (cost * )
(including repurchase agreements
**) - see accompanying statements    $881,988,555    $491,180,589    $641,798,961
----------------------------------------------------------------------------------
Unrealized appreciation on forward
foreign currency exchange contracts
-see applicable note                           --              --              --
----------------------------------------------------------------------------------
Cash                                       14,363         294,871              --
----------------------------------------------------------------------------------
Receivables:
Dividends, interest and principal
paydowns                                  125,802         268,765       4,206,562
Closed forward foreign currency
exchange contracts                             --              --              --
Daily variation on futures
contracts - see applicable note                --              --              --
Shares of beneficial interest sold        619,393       1,707,785         119,130
Investments sold                        7,415,298       1,898,266       6,153,594
----------------------------------------------------------------------------------
Other                                       7,782           5,536           8,008
                                     -------------   -------------   -------------
Total assets                          890,171,193     495,355,812     652,286,255
----------------------------------------------------------------------------------
LIABILITIES:
Bank overdraft                                 --              --         191,501
----------------------------------------------------------------------------------
Options written, at value (premiums
received ***) - see accompanying
statements and notes                           --              --       1,659,525
----------------------------------------------------------------------------------
Unrealized depreciation on forward
foreign exchange contracts - see
applicable note                                --              --              --
----------------------------------------------------------------------------------
Unrealized depreciation on interest
rate swaps - see applicable note               --              --              --
----------------------------------------------------------------------------------
Payables and other liabilities:
Closed forward foreign currency
exchange contracts                             --              --              --
Daily variation on futures
contracts - see applicable note                --              --              --
Dividends                                      --              --              --
Custodian fees                             28,264          14,814          32,669
Registration and filing fees               60,358          41,484          30,771
Shareholder reports                         9,099           5,283           5,111
Legal and auditing fees                    14,386          10,400          15,420
Investments purchased (including
those purchased on a when-issued
basis****) - see applicable note       11,980,470              --      12,430,220
Shares of beneficial interest
redeemed                                  269,803       1,377,532         322,021
Other                                       1,340             325          54,187
                                     -------------   -------------   -------------
Total liabilities                      12,363,720       1,449,838      14,741,425
----------------------------------------------------------------------------------
NET ASSETS                           $877,807,473    $493,905,974    $637,544,830
                                     -------------   -------------   -------------
                                     -------------   -------------   -------------
----------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS:
Paid-in capital                      $688,711,219    $351,479,268    $505,041,083
----------------------------------------------------------------------------------
Undistributed net investment income     2,236,363       3,896,959       1,264,870
----------------------------------------------------------------------------------
Accumulated net realized gain
(loss) from investments and foreign
currency transactions                  20,119,606      47,279,914      33,831,700
----------------------------------------------------------------------------------
Net unrealized appreciation on
investments and translation of
assets and liabilities denominated
in foreign currencies                 166,740,285      91,249,833      97,407,177
                                     -------------   -------------   -------------
Net assets                           $877,807,473    $493,905,974    $637,544,830
                                     -------------   -------------   -------------
                                     -------------   -------------   -------------
----------------------------------------------------------------------------------
SHARES OF BENEFICIAL INTEREST
OUTSTANDING                            21,431,667      15,223,362      37,473,072
----------------------------------------------------------------------------------
NET ASSETS VALUE, REDEMPTION PRICE
AND OFFERING PRICE PER SHARE         $      40.96    $      32.44    $      17.01
* Cost                               $715,248,270    $399,931,087    $544,500,683
** Repurchase agreements             $107,250,000    $101,500,000    $107,800,000
*** Premiums received                $         --    $         --    $  1,797,849
****When-issued                      $         --    $         --    $ 12,187,250

See accompanying Notes to Financial Statements.

OPPENHEIMER VARIABLE ACCOUNT FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1997 (CONTINUED)

                                     OPPENHEIMER     OPPENHEIMER     OPPENHEIMER
                                     GLOBAL          STRATEGIC       GROWTH &
                                     SECURITIES      BOND            INCOME
                                     FUND            FUND            FUND
----------------------------------------------------------------------------------
ASSETS:
Investments, at value (cost * )
(including repurchase agreements
**) - see accompanying statements    $962,129,951    $224,183,620    $153,729,758
----------------------------------------------------------------------------------
Unrealized appreciation on forward
foreign currency exchange contracts
-see applicable note                    1,799,690         595,613              --
----------------------------------------------------------------------------------
Cash                                    2,017,169         699,965         231,605
----------------------------------------------------------------------------------
Receivables:
Dividends, interest and principal
paydowns                                1,240,888       3,691,367         360,188
Closed forward foreign currency
exchange contracts                             --          84,889              --
Daily variation on futures
contracts - see applicable note                --         116,794              --
Shares of beneficial interest sold        137,876         212,467         422,551
Investments sold                        1,195,436      11,561,416         677,712
----------------------------------------------------------------------------------
Other                                      76,135           3,937           3,526
                                     -------------   -------------   -------------
Total assets                          968,597,145     241,150,068     155,425,340
----------------------------------------------------------------------------------
LIABILITIES:
Bank overdraft                                 --              --              --
----------------------------------------------------------------------------------
Options written, at value (premiums
received ***) - see accompanying
statements and notes                           --          90,842           9,188
----------------------------------------------------------------------------------
Unrealized depreciation on forward
foreign exchange contracts - see
applicable note                                --          36,840              --
----------------------------------------------------------------------------------
Unrealized depreciation on interest
rate swaps - see applicable note               --          13,161              --
----------------------------------------------------------------------------------
Payables and other liabilities:
Closed forward foreign currency
exchange contracts                             --          24,680              --
Daily variation on futures
contracts - see applicable note           148,871              --              --
Dividends                                      --              --              --
Custodian fees                            149,388          22,286          10,063
Registration and filing fees               69,677          25,784          25,194
Shareholder reports                         2,651           6,995           4,972
Legal and auditing fees                    14,856              --           7,454
Investments purchased (including
those purchased on a when-issued
basis****) - see applicable note        7,860,390      33,068,507              --
Shares of beneficial interest
redeemed                                1,241,092          12,563             117
Other                                          --           9,006             602
                                     -------------   -------------   -------------
Total liabilities                       9,486,925      33,310,664          57,590
----------------------------------------------------------------------------------
NET ASSETS                           $959,110,220    $207,839,404    $155,367,750
                                     -------------   -------------   -------------
                                     -------------   -------------   -------------
----------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS:
Paid-in capital                      $744,137,672    $203,301,751    $127,164,576
----------------------------------------------------------------------------------
Undistributed net investment income    18,148,506         885,276         130,085
----------------------------------------------------------------------------------
Accumulated net realized gain
(loss) from investments and foreign
currency transactions                  80,213,055       1,088,375       9,820,789
----------------------------------------------------------------------------------
Net unrealized appreciation on
investments and translation of
assets and liabilities denominated
in foreign currencies                 116,610,987       2,564,002      18,252,300
                                     -------------   -------------   -------------
Net assets                           $959,110,220    $207,839,404    $155,367,750
                                     -------------   -------------   -------------
                                     -------------   -------------   -------------
----------------------------------------------------------------------------------
SHARES OF BENEFICIAL INTEREST
OUTSTANDING                            44,883,946      40,604,565       7,551,181
----------------------------------------------------------------------------------
NET ASSETS VALUE, REDEMPTION PRICE
AND OFFERING PRICE PER SHARE         $      21.37    $       5.12    $      20.58
* Cost                               $847,161,916    $222,378,087    $135,530,028
** Repurchase agreements             $165,700,000    $  1,750,000    $  1,200,000
*** Premiums received                $         --    $     34,725    $     61,758
****When-issued                      $         --    $ 30,736,603    $         --

See accompanying Notes to Financial Statements.

OPPENHEIMER VARIABLE ACCOUNT FUNDS
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1997

                                     OPPENHEIMER   OPPENHEIMER    OPPENHEIMER
                                     MONEY         HIGH INCOME    BOND
                                     FUND          FUND           FUND
------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest (net of withholding taxes
of *)                                $7,577,599    $20,442,056    $33,458,444
------------------------------------------------------------------------------
Dividends (net of withholding taxes
of **)                                       --      1,258,134        258,565
                                     -----------   ------------   ------------
Total income                          7,577,599     21,700,190     33,717,009
------------------------------------------------------------------------------
EXPENSES:
Management fees - see applicable
note                                    601,698      1,667,490      3,281,556
------------------------------------------------------------------------------
Custodian fees and expenses              13,515        103,951        154,627
------------------------------------------------------------------------------
Legal and auditing fees                  11,852         19,951         16,713
------------------------------------------------------------------------------
Insurance expenses                        3,192          4,124         11,009
------------------------------------------------------------------------------
Trustees' fees and expenses               2,531          3,923          2,633
------------------------------------------------------------------------------
Registration and filing fees              6,580         27,204         25,949
------------------------------------------------------------------------------
Shareholder reports                       1,022          7,350          4,789
------------------------------------------------------------------------------
Other                                     3,155          5,155             --
                                     -----------   ------------   ------------
Total expenses                          643,545      1,839,148      3,497,276
------------------------------------------------------------------------------
NET INVESTMENT INCOME                 6,934,054     19,861,042     30,219,733
------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
(LOSS):
Net realized gain (loss) on:
Investments (including premiums on
written options exercised)                2,232      7,036,521      5,711,116
Closing of futures contracts                 --        826,665      1,316,170
Closing and expiration of options
written                                      --        (51,550)      (146,182)
Foreign currency transactions                --     (1,546,166)    (2,842,519)
------------------------------------------------------------------------------
Net change in unrealized
appreciation or depreciation on:
Investments                                  --        563,196      6,848,511
Translation of assets and
liabilities denominated in foreign
currencies                                   --       (469,986)      (408,371)
                                     -----------   ------------   ------------
Net realized and unrealized gain          2,232      6,358,680     10,478,725
------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS            $6,936,286    $26,219,722    $40,698,458
                                     -----------   ------------   ------------
                                     -----------   ------------   ------------
* Interest                           $       --    $    10,065    $     4,337
** Dividends                         $       --    $        --    $        --

See accompanying Notes to Financial Statements.

OPPENHEIMER VARIABLE ACCOUNT FUNDS
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1997 (CONTINUED)

                                     OPPENHEIMER                   OPPENHEIMER
                                     CAPITAL        OPPENHEIMER    MULTIPLE
                                     APPRECIATION   GROWTH         STRATEGIES
                                     FUND           FUND           FUND
-------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest (net of withholding taxes
of *)                                $ 7,105,846    $ 4,639,011    $22,495,840
-------------------------------------------------------------------------------
Dividends (net of withholding taxes
of **)                                   720,291      2,269,196      3,524,342
                                     ------------   ------------   ------------
Total income                           7,826,137      6,908,207     26,020,182
-------------------------------------------------------------------------------
EXPENSES:
Management fees - see applicable
note                                   5,324,309      2,859,202      4,068,887
-------------------------------------------------------------------------------
Custodian fees and expenses               52,443         17,577         91,673
-------------------------------------------------------------------------------
Legal and auditing fees                   19,986          7,969         23,261
-------------------------------------------------------------------------------
Insurance expenses                         5,743          3,820          6,306
-------------------------------------------------------------------------------
Trustees' fees and expenses                4,447          2,538          8,486
-------------------------------------------------------------------------------
Registration and filing fees              61,056         41,602         32,647
-------------------------------------------------------------------------------
Shareholder reports                        4,975          5,552          6,420
-------------------------------------------------------------------------------
Other                                      3,812          3,172          3,651
                                     ------------   ------------   ------------
Total expenses                         5,476,771      2,941,432      4,241,331
-------------------------------------------------------------------------------
NET INVESTMENT INCOME                  2,349,366      3,966,775     21,778,851
-------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
(LOSS):
Net realized gain (loss) on:
Investments (including premiums on
written options exercised)            19,490,648     47,415,133     33,641,766
Closing of futures contracts           1,783,530             --        491,399
Closing and expiration of options
written                                       --             --        786,716
Foreign currency transactions             19,135         20,660       (722,776)
-------------------------------------------------------------------------------
Net change in unrealized
appreciation or depreciation on:
Investments                           61,402,694     34,345,899     38,520,567
Translation of assets and
liabilities denominated in foreign
currencies                               115,131       (151,565)    (6,064,955)
                                     ------------   ------------   ------------
Net realized and unrealized gain      82,811,138     81,630,127     66,652,717
-------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS            $85,160,504    $85,596,902    $88,431,568
                                     ------------   ------------   ------------
                                     ------------   ------------   ------------
* Interest                           $        --    $        --    $       209
** Dividends                         $     6,162    $     1,341    $    61,592

See accompanying Notes to Financial Statements.

OPPENHEIMER VARIABLE ACCOUNT FUNDS
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1997 (CONTINUED)

                                     OPPENHEIMER     OPPENHEIMER    OPPENHEIMER
                                     GLOBAL          STRATEGIC      GROWTH &
                                     SECURITIES      BOND           INCOME
                                     FUND            FUND           FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest (net of withholding taxes
of *)                                $  9,183,668    $14,212,979    $   979,655
--------------------------------------------------------------------------------
Dividends (net of withholding taxes
of **)                                  9,092,481        264,213        906,266
                                     -------------   ------------   ------------
Total income                           18,276,149     14,477,192      1,885,921
--------------------------------------------------------------------------------
EXPENSES:
Management fees - see applicable
note                                    5,615,606      1,197,613        709,577
--------------------------------------------------------------------------------
Custodian fees and expenses               400,943         71,266         20,090
--------------------------------------------------------------------------------
Legal and auditing fees                    24,221          9,307         17,255
--------------------------------------------------------------------------------
Insurance expenses                          5,865          3,511          3,408
--------------------------------------------------------------------------------
Trustees' fees and expenses                 5,100          1,201          2,424
--------------------------------------------------------------------------------
Registration and filing fees               71,845         26,345         25,431
--------------------------------------------------------------------------------
Shareholder reports                         6,035          8,252          8,542
--------------------------------------------------------------------------------
Other                                       2,859          3,649          4,281
                                     -------------   ------------   ------------
Total expenses                          6,132,474      1,321,144        791,008
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                  12,143,675     13,156,048      1,094,913
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
(LOSS):
Net realized gain (loss) on:
Investments (including premiums on
written options exercised)            113,207,351      2,473,943      9,650,814
Closing of futures contracts           (5,626,341)      (369,000)            --
Closing and expiration of options
written                                        --        118,947        262,534
Foreign currency transactions          (3,862,454)    (1,329,032)       (75,881)
--------------------------------------------------------------------------------
Net change in unrealized
appreciation or depreciation on:
Investments                            58,404,815      1,600,922     15,100,642
Translation of assets and
liabilities denominated in foreign
currencies                            (24,747,813)    (2,042,323)       (51,446)
                                     -------------   ------------   ------------
Net realized and unrealized gain      137,375,558        453,457     24,886,663
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS            $149,519,233    $13,609,505    $25,981,576
                                     -------------   ------------   ------------
                                     -------------   ------------   ------------
* Interest                           $         --    $     5,972    $        --
** Dividends                         $         --    $        --    $        --

See accompanying Notes to Financial Statements.

OPPENHEIMER VARIABLE ACCOUNT FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996

                                            OPPENHEIMER                 OPPENHEIMER
                                               MONEY                    HIGH INCOME
                                                FUND                        FUND
                                     1997          1996          1997          1996
-------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                $  6,934,054  $  4,976,254  $ 19,861,042  $ 14,430,943
-------------------------------------------------------------------------------------------
Net realized gain                           2,232         2,966     6,265,470     3,333,591
-------------------------------------------------------------------------------------------
Net change in unrealized
appreciation or depreciation                   --            --        93,210     4,840,420
                                     ------------  ------------  ------------  ------------
Net increase in net assets
resulting from operations               6,936,286     4,979,220    26,219,722    22,604,954
-------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS:
Dividends from net investment
income                                 (6,937,040)   (4,976,254)  (18,546,183)  (15,283,448)
-------------------------------------------------------------------------------------------
Distributions from net realized
gain                                           --            --      (138,778)           --
-------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS:
Net increase (decrease) in net
assets resulting from beneficial
interest transactions - see
applicable note                        (2,935,384)   64,329,094    92,494,657    50,521,087
-------------------------------------------------------------------------------------------
NET ASSETS:
Total increase (decrease)              (2,936,138)   64,332,060   100,029,418    57,842,593
-------------------------------------------------------------------------------------------
Beginning of period                   129,718,520    65,386,460   191,293,373   133,450,780
                                     ------------  ------------  ------------  ------------
End of period                        $126,782,382  $129,718,520  $291,322,791  $191,293,373
                                     ------------  ------------  ------------  ------------
                                     ------------  ------------  ------------  ------------
Undistributed net investment income  $         --  $         --  $  1,776,867  $    913,946

                                                                        OPPENHEIMER
                                            OPPENHEIMER                   CAPITAL
                                                BOND                    APPRECIATION
                                                FUND                        FUND
                                     1997          1996          1997          1996
-------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                $ 30,219,733  $ 19,901,086  $  2,349,366  $  1,496,337
-------------------------------------------------------------------------------------------
Net realized gain                       4,038,585     2,269,644    21,293,313    29,569,670
-------------------------------------------------------------------------------------------
Net change in unrealized
appreciation or depreciation            6,440,140    (4,742,040)   61,517,825    42,247,113
                                     ------------  ------------  ------------  ------------
Net increase in net assets
resulting from operations              40,698,458    17,428,690    85,160,504    73,313,120
-------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS:
Dividends from net investment
income                                (27,908,616)  (20,181,337)   (1,547,409)   (1,132,964)
-------------------------------------------------------------------------------------------
Distributions from net realized
gain                                   (1,447,022)     (133,010)  (30,466,762)  (21,289,429)
-------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS:
Net increase (decrease) in net
assets resulting from beneficial
interest transactions - see
applicable note                        82,296,263   218,092,832   207,268,868   241,097,454
-------------------------------------------------------------------------------------------
NET ASSETS:
Total increase (decrease)              93,639,083   215,207,175   260,415,201   291,988,181
-------------------------------------------------------------------------------------------
Beginning of period                   426,438,945   211,231,770   617,392,272   325,404,091
                                     ------------  ------------  ------------  ------------
End of period                        $520,078,028  $426,438,945  $877,807,473  $617,392,272
                                     ------------  ------------  ------------  ------------
                                     ------------  ------------  ------------  ------------
Undistributed net investment income  $  1,857,027  $  1,873,402  $  2,236,363  $  1,479,312

See accompanying Notes to Financial Statements.

OPPENHEIMER VARIABLE ACCOUNT FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996 (CONTINUED)

                                                                        OPPENHEIMER
                                            OPPENHEIMER                   MULTIPLE
                                               GROWTH                    STRATEGIES
                                                FUND                        FUND
                                     1997          1996          1997          1996
-------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                $  3,966,775  $  1,650,969  $ 21,778,851  $ 20,927,009
-------------------------------------------------------------------------------------------
Net realized gain                      47,435,793    17,101,200    34,197,105    18,594,692
-------------------------------------------------------------------------------------------
Net change in unrealized
appreciation or depreciation           34,194,334    14,349,688    32,455,612    22,792,094
                                     ------------  ------------  ------------  ------------
Net increase in net assets
resulting from operations              85,596,902    33,101,857    88,431,568    62,313,795
-------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS:
Dividends from net investment
income                                 (1,639,463)   (1,310,185)  (21,242,764)  (21,290,805)
-------------------------------------------------------------------------------------------
Distributions from net realized
gain                                  (17,220,011)   (8,706,724)  (18,354,349)   (9,273,309)
-------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS:
Net increase (decrease) in net
assets resulting from beneficial
interest transactions - see
applicable note                       141,248,396   145,125,312   104,424,895    71,272,635
-------------------------------------------------------------------------------------------
NET ASSETS:
Total increase (decrease)             207,985,824   168,210,260   153,259,350   103,022,316
-------------------------------------------------------------------------------------------
Beginning of period                   285,920,150   117,709,890   484,285,480   381,263,164
                                     ------------  ------------  ------------  ------------
End of period                        $493,905,974  $285,920,150  $637,544,830  $484,285,480
                                     ------------  ------------  ------------  ------------
                                     ------------  ------------  ------------  ------------
Undistributed net investment income  $  3,896,959  $  1,631,413  $  1,264,870  $    961,193

                                            OPPENHEIMER                 OPPENHEIMER
                                               GLOBAL                    STRATEGIC
                                             SECURITIES                     BOND
                                                FUND                        FUND
                                     1997          1996          1997          1996
-------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                $ 12,143,675  $  5,075,730  $ 13,156,048  $  7,004,776
-------------------------------------------------------------------------------------------
Net realized gain                     103,718,556    11,775,734       894,858     1,835,670
-------------------------------------------------------------------------------------------
Net change in unrealized
appreciation or depreciation           33,657,002    59,143,734      (441,401)    1,164,352
                                     ------------  ------------  ------------  ------------
Net increase in net assets
resulting from operations             149,519,233    75,995,198    13,609,505    10,004,798
-------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS:
Dividends from net investment
income                                 (8,181,958)           --   (12,654,390)   (6,891,899)
-------------------------------------------------------------------------------------------
Distributions from net realized
gain                                           --            --      (207,080)           --
-------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS:
Net increase (decrease) in net
assets resulting from beneficial
interest transactions - see
applicable note                       235,692,756   145,106,158    88,374,959    55,505,898
-------------------------------------------------------------------------------------------
NET ASSETS:
Total increase (decrease)             377,030,031   221,101,356    89,122,994    58,618,797
-------------------------------------------------------------------------------------------
Beginning of period                   582,080,189   360,978,833   118,716,410    60,097,613
                                     ------------  ------------  ------------  ------------
End of period                        $959,110,220  $582,080,189  $207,839,404  $118,716,410
                                     ------------  ------------  ------------  ------------
                                     ------------  ------------  ------------  ------------
Undistributed net investment income  $ 18,148,506  $  7,724,243  $    885,276  $    751,089

See accompanying Notes to Financial Statements.

OPPENHEIMER VARIABLE ACCOUNT FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996 (CONTINUED)

                                            OPPENHEIMER
                                             GROWTH &
                                              INCOME
                                     1997      FUND1996
--------------------------------------------------------------
OPERATIONS:
Net investment income                $  1,094,913  $   303,556
--------------------------------------------------------------
Net realized gain                       9,837,467    2,657,756
--------------------------------------------------------------
Net change in unrealized
appreciation or depreciation           15,049,196    2,697,929
                                     ------------  -----------
Net increase in net assets
resulting from operations              25,981,576    5,659,241
--------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS:
Dividends from net investment
income                                   (976,438)    (291,690)
--------------------------------------------------------------
Distributions from net realized
gain                                   (2,670,354)     (31,219)
--------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS:
Net increase (decrease) in net
assets resulting from beneficial
interest transactions - see
applicable note                        86,023,722   37,384,461
--------------------------------------------------------------
NET ASSETS:
Total increase (decrease)             108,358,506   42,720,793
--------------------------------------------------------------
Beginning of period                    47,009,244    4,288,451
                                     ------------  -----------
End of period                        $155,367,750  $47,009,244
                                     ------------  -----------
                                     ------------  -----------
Undistributed net investment income  $    130,085  $    12,643

See accompanying Notes to Financial Statements.

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MONEY FUND
FINANCIAL HIGHLIGHTS

                                                   YEAR ENDED DECEMBER 31,
                                     ----------------------------------------------------
                                     1997       1996       1995       1994       1993
-----------------------------------------------------------------------------------------
PER SHARE OPERATING DATA:
Net asset value, beginning of
period                               $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
-----------------------------------------------------------------------------------------
Income from investment operations -
net
investment income and net realized
gain                                      .05        .05        .06        .04        .03
Dividends and distributions to
shareholders                             (.05)      (.05)      (.06)      (.04)      (.03)
-----------------------------------------------------------------------------------------
Net asset value, end of period       $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                     --------   --------   --------   --------   --------
                                     --------   --------   --------   --------   --------
-----------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(1)      5.31%      5.13%      5.62%      4.25%      3.09%
-----------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
thousands)                           $126,782   $129,719   $ 65,386   $ 89,671   $ 61,221
-----------------------------------------------------------------------------------------
Average net assets (in thousands)    $133,707   $ 99,263   $ 75,136   $ 90,264   $ 57,654
-----------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                    5.19%      5.01%      5.52%      4.18%      3.12%
Expenses                                 0.48%      0.49%      0.51%      0.43%      0.43%

1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total returns reflect changes in net investment income only. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

See accompanying Notes to Financial Statements.

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER HIGH INCOME FUND
FINANCIAL HIGHLIGHTS

                                                   YEAR ENDED DECEMBER 31,
                                     ----------------------------------------------------
                                     1997       1996       1995       1994       1993
-----------------------------------------------------------------------------------------
PER SHARE OPERATING DATA:
Net asset value, beginning of
period                               $  11.13   $  10.63   $   9.79   $  11.02   $   9.74
-----------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income                     .94        .97        .98        .94        .82
Net realized and unrealized gain
(loss)                                    .37        .58        .94      (1.27)      1.65
-----------------------------------------------------------------------------------------
Total income (loss) from investment
operations                               1.31       1.55       1.92       (.33)      2.47
-----------------------------------------------------------------------------------------
Dividends and distributions to
shareholders:
Dividends from net investment
income                                   (.91)     (1.05)     (1.08)      (.66)     (1.19)
Distributions from net realized
gain                                     (.01)        --         --       (.24)        --
-----------------------------------------------------------------------------------------
Total dividends and distributions
to shareholders                          (.92)     (1.05)     (1.08)      (.90)     (1.19)
-----------------------------------------------------------------------------------------
Net asset value, end of period       $  11.52   $  11.13   $  10.63   $   9.79   $  11.02
                                     --------   --------   --------   --------   --------
                                     --------   --------   --------   --------   --------
-----------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(1)     12.21%     15.26%     20.37%     (3.18)%    26.34%
-----------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
thousands)                           $291,323   $191,293   $133,451   $ 95,698   $ 93,011
-----------------------------------------------------------------------------------------
Average net assets (in thousands)    $223,617   $157,203   $115,600   $101,096   $ 67,000
-----------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                    8.88%      9.18%      9.81%      9.15%     10.50%
Expenses                                 0.82%      0.81%      0.81%      0.67%      0.68%
-----------------------------------------------------------------------------------------
Portfolio turnover rate(2)              167.6%     125.0%     107.1%     110.1%     135.7%

1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

2. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1997 were $378,724,828 and $329,656,036, respectively.

See accompanying Notes to Financial Statements.

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER BOND FUND
FINANCIAL HIGHLIGHTS

                                                   YEAR ENDED DECEMBER 31,
                                     ----------------------------------------------------
                                     1997       1996       1995       1994       1993
-----------------------------------------------------------------------------------------
PER SHARE OPERATING DATA:
Net asset value, beginning of
period                               $  11.63   $  11.84   $  10.78   $  11.65   $  10.99
-----------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income                     .76        .69        .72        .76        .65
Net realized and unrealized gain
(loss)                                    .28       (.15)      1.07       (.98)       .76
-----------------------------------------------------------------------------------------
Total income (loss) from investment
operations                               1.04        .54       1.79       (.22)      1.41
-----------------------------------------------------------------------------------------
Dividends and distributions to
shareholders:
Dividends from net investment
income                                   (.72)      (.74)      (.73)      (.62)      (.75)
Distributions from net realized
gain                                     (.04)      (.01)        --       (.03)        --
-----------------------------------------------------------------------------------------
Total dividends and distributions
to shareholders                          (.76)      (.75)      (.73)      (.65)      (.75)
-----------------------------------------------------------------------------------------
Net asset value, end of period       $  11.91   $  11.63   $  11.84   $  10.78   $  11.65
                                     --------   --------   --------   --------   --------
                                     --------   --------   --------   --------   --------
-----------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(1)      9.25%      4.80%     17.00%     (1.94)%    13.04%
-----------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
thousands)                           $520,078   $426,439   $211,232   $135,067   $111,846
-----------------------------------------------------------------------------------------
Average net assets (in thousands)    $449,760   $296,253   $170,929   $121,884   $ 87,215
-----------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                    6.72%      6.72%      6.91%      7.30%      7.20%
Expenses                                 0.78%      0.78%      0.80%      0.57%      0.46%
-----------------------------------------------------------------------------------------
Portfolio turnover rate(2)              116.9%      82.3%      79.4%      35.1%      36.3%

1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

2. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities and mortgage "dollar rolls") for the period ended December 31, 1997 were $497,189,725 and $456,241,630, respectively.

See accompanying Notes to Financial Statements.

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER CAPITAL APPRECIATION FUND FINANCIAL HIGHLIGHTS
DECEMBER 31, 1997

                                                   YEAR ENDED DECEMBER 31,
                                     ----------------------------------------------------
                                     1997       1996       1995       1994       1993
-----------------------------------------------------------------------------------------
PER SHARE OPERATING DATA:
Net asset value, beginning of
period                               $  38.71   $  34.21   $  25.95   $  31.64   $  26.04
-----------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income                     .10        .09        .11        .10        .05
Net realized and unrealized gain
(loss)                                   4.01       6.59       8.29      (2.22)      6.71
-----------------------------------------------------------------------------------------
Total income (loss) from investment
operations                               4.11       6.68       8.40      (2.12)      6.76
-----------------------------------------------------------------------------------------
Dividends and distributions to
shareholders:
Dividends from net investment
income                                   (.09)      (.11)      (.09)      (.04)      (.06)
Distributions from net realized
gain                                    (1.77)     (2.07)      (.05)     (3.53)     (1.10)
-----------------------------------------------------------------------------------------
Total dividends and distributions
to shareholders                         (1.86)     (2.18)      (.14)     (3.57)     (1.16)
-----------------------------------------------------------------------------------------
Net asset value, end of period       $  40.96   $  38.71   $  34.21   $  25.95   $  31.64
                                     --------   --------   --------   --------   --------
                                     --------   --------   --------   --------   --------
-----------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(1)     11.67%     20.22%     32.52%     (7.59)%    27.32%
-----------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
thousands)                           $877,807   $617,392   $325,404   $185,774   $136,885
-----------------------------------------------------------------------------------------
Average net assets (in thousands)    $753,852   $467,080   $240,730   $153,832   $ 98,228
-----------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                    0.31%      0.32%      0.47%      0.50%      0.23%
Expenses                                 0.73%      0.75%      0.78%      0.57%      0.47%
-----------------------------------------------------------------------------------------
Portfolio turnover rate(2)               87.6%     100.1%     125.5%      96.5%     122.8%
Average brokerage commission
rate(3)                              $ 0.0626   $ 0.0583   $ 0.0577         --         --

1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

2. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1997 were $762,900,287 and $551,581,444, respectively.

3. Total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period, divided by the total of related shares purchased and sold.

See accompanying Notes to Financial Statements.

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GROWTH FUND
FINANCIAL HIGHLIGHTS

                                                    YEAR ENDED DECEMBER 31,
                                     ------------------------------------------------------
                                     1997       1996         1995       1994       1993
-------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA:
Net asset value, beginning of
period                               $  27.24   $  23.55     $  17.68   $  17.70   $  16.96
-------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income                     .25        .15          .25        .22        .46
Net realized and unrealized gain
(loss)                                   6.62       5.46         6.10       (.05)       .74
-------------------------------------------------------------------------------------------
Total income from investment
operations                               6.87       5.61         6.35        .17       1.20
-------------------------------------------------------------------------------------------
Dividends and distributions to
shareholders:
Dividends from net investment
income                                   (.15)      (.25)        (.22)      (.15)      (.14)
Distributions from net realized
gain                                    (1.52)     (1.67)        (.26)      (.04)      (.32)
-------------------------------------------------------------------------------------------
Total dividends and distributions
to shareholders                         (1.67)     (1.92)        (.48)      (.19)      (.46)
-------------------------------------------------------------------------------------------
Net asset value, end of period       $  32.44   $  27.24     $  23.55   $  17.68   $  17.70
                                     --------   --------     --------   --------   --------
                                     --------   --------     --------   --------   --------
-------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(1)     26.68%     25.20%       36.65%      0.97%      7.25%
-------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
thousands)                           $493,906   $285,920     $117,710   $ 63,283   $ 56,701
-------------------------------------------------------------------------------------------
Average net assets (in thousands)    $390,447   $152,466     $ 88,803   $ 59,953   $ 46,389
-------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                    1.02%      1.08%        1.46%      1.38%      1.13%
Expenses, before voluntary
reimbursement by the Manager             0.75%      0.81%(2)     0.79%      0.58%      0.50%
-------------------------------------------------------------------------------------------
Portfolio turnover rate(3)               66.0%      65.4%        58.2%      53.8%      12.6%
Average brokerage commission
rate(4)                              $ 0.0549   $ 0.0589     $ 0.0590         --         --

1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

2. The expense ratio was 0.79% net of the voluntary reimbursement by the Manager.

3. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1997 were $308,605,124 and $200,244,411, respectively.

4. Total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period, divided by the total number of related shares purchased and sold.

See accompanying Notes to Financial Statements.

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MULTIPLE STRATEGIES FUND FINANCIAL HIGHLIGHTS

                                                   YEAR ENDED DECEMBER 31,
                                     ----------------------------------------------------
                                     1997       1996       1995       1994       1993
-----------------------------------------------------------------------------------------
PER SHARE OPERATING DATA:
Net asset value, beginning of
period                               $  15.63   $  14.55   $  12.91   $  13.88   $  12.47
-----------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income                     .62        .72        .66        .63        .55
Net realized and unrealized gain
(loss)                                   1.95       1.45       2.00       (.90)      1.41
-----------------------------------------------------------------------------------------
Total income (loss) from investment
operations                               2.57       2.17       2.66       (.27)      1.96
-----------------------------------------------------------------------------------------
Dividends and distributions to
shareholders:
Dividends from net investment
income                                   (.61)      (.74)      (.65)      (.60)      (.55)
Distributions from net realized
gain                                     (.58)      (.35)      (.37)      (.10)        --
-----------------------------------------------------------------------------------------
Total dividends and distributions
to shareholders                         (1.19)     (1.09)     (1.02)      (.70)      (.55)
-----------------------------------------------------------------------------------------
Net asset value, end of period       $  17.01   $  15.63   $  14.55   $  12.91   $  13.88
                                     --------   --------   --------   --------   --------
                                     --------   --------   --------   --------   --------
-----------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(1)     17.22%     15.50%     21.36%     (1.95)%    15.95%
-----------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
thousands)                           $637,545   $484,285   $381,263   $292,067   $250,290
-----------------------------------------------------------------------------------------
Average net assets (in thousands)    $564,369   $428,277   $344,745   $279,949   $199,954
-----------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                    3.86%      4.89%      4.81%      4.90%      4.44%
Expenses                                 0.75%      0.77%      0.77%      0.56%      0.48%
-----------------------------------------------------------------------------------------
Portfolio turnover rate(2)               41.9%      40.3%      39.0%      31.4%      32.4%
Average brokerage commission
rate(3)                              $ 0.0217   $ 0.0361   $ 0.0329         --         --

1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

2. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1997 were $258,504,039 and $195,905,788, respectively.

3. Total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period, divided by the total number of related shares purchased and sold. Generally, non-U.S. commissions are lower than U.S. commissions when expressed as cents per share but higher when expressed as a percentage of transactions because of the lower per-share prices of many non-U.S. securities.

See accompanying Notes to Financial Statements.

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GLOBAL SECURITIES FUND FINANCIAL HIGHLIGHTS

                                                   YEAR ENDED DECEMBER 31,
                                     ---------------------------------------------------
                                     1997       1996       1995       1994       1993
----------------------------------------------------------------------------------------
PER SHARE OPERATING DATA:
Net asset value, beginning of
period                               $  17.67   $  15.00   $  15.09   $  16.30   $  9.57
----------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income (loss)              .25        .15        .12        .04      (.02)
Net realized and unrealized gain
(loss)                                   3.68       2.52        .19       (.96)     6.75
----------------------------------------------------------------------------------------
Total income (loss) from investment
operations                               3.93       2.67        .31       (.92)     6.73
----------------------------------------------------------------------------------------
Dividends and distributions to
shareholders:
Dividends from net investment
income                                   (.23)        --         --       (.04)       --
Distributions from net realized
gain                                       --         --       (.40)      (.25)       --
----------------------------------------------------------------------------------------
Total dividends and distributions
to shareholders                          (.23)        --       (.40)      (.29)       --
----------------------------------------------------------------------------------------
Net asset value, end of period       $  21.37   $  17.67   $  15.00   $  15.09   $ 16.30
                                     --------   --------   --------   --------   -------
                                     --------   --------   --------   --------   -------
----------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(1)     22.42%     17.80%      2.24%     (5.72)%   70.32%
----------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
thousands)                           $959,110   $582,080   $360,979   $297,842   $96,425
----------------------------------------------------------------------------------------
Average net assets (in thousands)    $802,389   $466,750   $332,336   $214,545   $31,696
----------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                    1.51%      1.09%      0.86%      0.54%     0.72%
Expenses                                 0.76%      0.81%      0.89%      0.91%     0.92%
----------------------------------------------------------------------------------------
Portfolio turnover rate(2)               67.1%      89.9%     131.3%      70.4%     65.1%
Average brokerage commission
rate(3)                              $ 0.0041   $ 0.0045   $ 0.0092         --        --

1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

2. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1997 were $595,489,366 and $459,609,905, respectively.

3. Total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period, divided by the total number of related shares purchased and sold. Generally, non-U.S. commissions are lower than U.S. commissions when expressed as cents per share but higher when expressed as a percentage of transactions because of the lower per-share prices of many non-U.S. securities.

See accompanying Notes to Financial Statements.

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER STRATEGIC BOND FUND FINANCIAL HIGHLIGHTS

                                                   YEAR ENDED DECEMBER 31,
                                     ----------------------------------------------------
                                     1997       1996       1995       1994       1993(1)
-----------------------------------------------------------------------------------------
PER SHARE OPERATING DATA:
Net asset value, beginning of
period                               $   5.09   $   4.91   $   4.60   $   5.12   $  5.00
-----------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income                     .39        .38        .38        .35       .10
Net realized and unrealized gain
(loss)                                    .04        .19        .30       (.54)      .11
-----------------------------------------------------------------------------------------
Total income (loss) from investment
operations                                .43        .57        .68       (.19)      .21
-----------------------------------------------------------------------------------------
Dividends and distributions to
shareholders:
Dividends from net investment
income                                   (.39)      (.39)      (.37)      (.32)     (.09 )
Distributions from net realized
gain                                     (.01)        --         --       (.01)       --
-----------------------------------------------------------------------------------------
Total dividends and distributions
to shareholders                          (.40)      (.39)      (.37)      (.33)     (.09 )
-----------------------------------------------------------------------------------------
Net asset value, end of period       $   5.12   $   5.09   $   4.91   $   4.60   $  5.12
                                     --------   --------   --------   --------   --------
                                     --------   --------   --------   --------   --------
-----------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(2)      8.71%     12.07%     15.33%     (3.78)%    4.25%
-----------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
thousands)                           $207,839   $118,716   $ 60,098   $ 20,320   $ 9,887
-----------------------------------------------------------------------------------------
Average net assets (in thousands)    $159,934   $ 82,604   $ 37,698   $ 15,389   $ 4,259
-----------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                    8.23%      8.48%      9.32%      8.36%     5.67%(3)
Expenses                                 0.83%      0.85%      0.85%      0.87%     0.96%(3)
-----------------------------------------------------------------------------------------
Portfolio turnover rate(4)              149.7%     144.3%      87.0%     136.6%     10.9%

1. For the period from May 3, 1993 (commencement of operations) to December 31, 1993.

2. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

3. Annualized.

4. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1997 were $280,894,743 and $221,120,528, respectively.

See accompanying Notes to Financial Statements.

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GROWTH & INCOME FUND FINANCIAL HIGHLIGHTS

                                        YEAR ENDED DECEMBER 31,
                                     ------------------------------
                                     1997       1996       1995(1)
-------------------------------------------------------------------
PER SHARE OPERATING DATA:
Net asset value, beginning of
period                               $  16.37   $  12.51   $  10.00
-------------------------------------------------------------------
Income from investment operations:
Net investment income                     .19        .14        .01
Net realized and unrealized gain         4.91       3.91       2.52
-------------------------------------------------------------------
Total income from investment
operations                               5.10       4.05       2.53
-------------------------------------------------------------------
Dividends and distributions to
shareholders:
Dividends from net investment
income                                   (.17)      (.14)      (.02)
Distributions from net realized
gain                                     (.72)      (.05)        --
-------------------------------------------------------------------
Total dividends and distributions
to shareholders                          (.89)      (.19)      (.02)
-------------------------------------------------------------------
Net asset value, end of period       $  20.58   $  16.37   $  12.51
                                     --------   --------   --------
                                     --------   --------   --------
-------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(2)     32.48%     32.51%     25.25%
-------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
thousands)                           $155,368   $ 47,009   $  4,288
-------------------------------------------------------------------
Average net assets (in thousands)    $ 94,906   $ 21,562   $  1,809
-------------------------------------------------------------------
Ratios to average net assets:
Net investment income                    1.15%      1.41%      0.50%(3)
Expenses                                 0.83%      1.00%      2.07%(3)
-------------------------------------------------------------------
Portfolio turnover rate(4)               78.5%     112.6%      23.7%
Average brokerage commission
rate(5)                              $ 0.0602   $ 0.0618   $ 0.0598

1. For the period from July 5, 1995 (commencement of operations) to December 31, 1995.

2. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

3. Annualized.

4. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1997 were $155,403,150 and $71,649,903, respectively.

5. Total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period, divided by the total number of related shares purchased and sold.

See accompanying Notes to Financial Statements.

OPPENHEIMER VARIABLE ACCOUNT FUNDS
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Money Fund (OMF), Oppenheimer High Income Fund (OHIF), Oppenheimer Bond Fund (OBF), Oppenheimer Capital Appreciation Fund (OCAP), Oppenheimer Growth Fund (OGF), Oppenheimer Multiple Strategies Fund (OMSF), Oppenheimer Global Securities Fund (OGSF), Oppenheimer Strategic Bond Fund (OSBF) and Oppenheimer Growth & Income Fund (OGIF) (collectively, the Funds) are separate series of Oppenheimer Variable Account Funds (the Trust), a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager). The following is a summary of significant accounting policies consistently followed by the Funds. The Funds' objectives are as follows:

OPPENHEIMER MONEY FUND seeks the maximum current income from investments in "money market" securities consistent with low capital risk and the maintenance of liquidity.

OPPENHEIMER HIGH INCOME FUND seeks a high level of current income from investment in high yield fixed-income securities.

OPPENHEIMER BOND FUND seeks a high level of current income from investments in high yield fixed-income securities rated "Baa" or better by Moody's or "BBB" or better by Standard & Poor's.

OPPENHEIMER CAPITAL APPRECIATION FUND seeks to achieve capital appreciation by investing in "growth-type" companies.

OPPENHEIMER GROWTH FUND seeks to achieve capital appreciation by investing in securities of well-known established companies.

OPPENHEIMER MULTIPLE STRATEGIES FUND seeks a total investment return which includes current income as well as capital appreciation in the value of its shares from investments in common stocks and other equity securities, bonds and other debt securities, and "money market" securities.

OPPENHEIMER GLOBAL SECURITIES FUND seeks long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special institutions which are considered to have appreciation possibilities.

OPPENHEIMER STRATEGIC BOND FUND seeks a high level of current income principally derived from interest on debt securities and to enhance such income by writing covered call options on debt securities.

OPPENHEIMER GROWTH & INCOME FUND seeks a high total return, which includes growth in the value of its shares, as well as current income from equity and debt securities.
--------------------------------------------------------------------------------
INVESTMENT VALUATION. Portfolio securities of OMF are valued on the basis of amortized cost, which approximates market value. Portfolio securities of OHIF, OBF, OCAP, OGF, OMSF, OGSF, OSBF and OGIF are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Such securities which cannot be valued by an approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Trustees to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount. Forward foreign currency exchange contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. Options are valued based upon the last sale price on the principal exchange on which the option is traded or, in the absence of any transactions that day, the value is based upon the last sale on the prior trading date if it is

OPPENHEIMER VARIABLE ACCOUNT FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
within the spread between the closing bid and asked prices. If the last sale price is outside the spread, the closing bid is used.
--------------------------------------------------------------------------------
STRUCTURED NOTES. OHIF and OSBF invest in commodity, foreign currency and index-linked structured notes whereby the market value and redemption price are linked to commodity indices, foreign currency exchange rates and bond indices. The structured notes may be leveraged, which increases the notes' volatility relative to the face of the security. Fluctuations in values of the securities are recorded as unrealized gains and losses in the accompanying financial statements. During the year ended December 31, 1997, the market value of these securities comprised an average of 5% for OHIF and OSBF, and resulted in realized and unrealized losses of $646,867 for OHIF and $872,513 for OSBF.
--------------------------------------------------------------------------------
SECURITIES PURCHASED ON A WHEN-ISSUED BASIS. Delivery and payment for securities that have been purchased by OHIF, OBF, OMSF, OSBF and OGIF on a forward commitment or when-issued basis can take place a month or more after the transaction date. During the period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Funds maintain, in segregated accounts with the custodian, assets with a market value equal to the amount of their purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Funds' net asset values to the extent the Funds make such purchases while remaining substantially fully invested. As of December 31, 1997, OHIF, OBF, OMSF and OSBF had entered into outstanding when-issued or forward commitments as shown below:

                                                                               OUTSTANDING WHEN-ISSUED
                                                                               OR
                                                                               FORWARD COMMITMENTS
------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund                                                               $  1,480,181
Oppenheimer Bond Fund                                                                       122,707,112
Oppenheimer Multiple Strategies Fund                                                         12,187,250
Oppenheimer Strategic Bond Fund                                                              30,736,603

In connection with their ability to purchase securities on a when-issued or forward commitment basis, OHIF, OBF and OSBF may enter into mortgage "dollar-rolls" in which the Funds sell securities for delivery in the current month and simultaneously contract with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Funds record each dollar-roll as a sale and a new purchase transaction.
--------------------------------------------------------------------------------
SECURITY CREDIT RISK. OHIF, OMSF and OSBF invest in high yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Funds may acquire securities in default, and are not obligated to dispose of securities whose issuers subsequently default. At December 31, 1997, securities with an aggregate market value of $227,391, representing 0.11% of OSBF's net assets, were in default.
--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The accounting records of the Funds are maintained in U.S. dollars. Prices of securities purchased by OHIF, OBF, OCAP, OGF, OMSF, OGSF, OSBF and OGIF that are denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions. For OHIF, OBF, OCAP, OGF, OMSF, OGSF, OSBF and OGIF, the effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Funds' Statements of Operations.
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS. The Funds require the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Funds may be delayed or limited.

OPPENHEIMER VARIABLE ACCOUNT FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

FEDERAL TAXES. The Trust intends for each Fund to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders of OHIF, OBF, OCAP, OGF, OMSF, OGSF, OSBF and OGIF are recorded on the ex-dividend date. OMF intends to declare dividends from net investment income each day the New York Stock Exchange is open for business and pay such dividends monthly. To effect its policy of maintaining a net asset value of $1.00 per share, OMF may withhold dividends or make distributions of net realized gains.
--------------------------------------------------------------------------------
CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of premium amortization, paydown gains and losses and the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of the distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Funds.

The Funds adjusted the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Changes in classification during the year ended December 31, 1997 are shown below:

                                                     ADJUSTMENTS FOR THE YEAR ENDED DECEMBER 31, 1997
                                                   ----------------------------------------------------
                                                                      INCREASE
                                                   INCREASE           (DECREASE)
                                                   (DECREASE)         IN ACCUMULATED    INCREASE
                                                   IN UNDISTRIBUTED   NET REALIZED      (DECREASE)
                                                   NET                GAIN              IN PAID-IN
                                                   INVESTMENT INCOME  ON INVESTMENTS    CAPITAL
------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund                       $ (451,938)        $   970,781             $(518,843)
Oppenheimer Bond Fund                              (2,327,492)          1,641,033               686,459
Oppenheimer Capital Appreciation Fund                 (44,906)             44,906                    --
Oppenheimer Growth Fund                               (61,766)            120,736               (58,970)
Oppenheimer Multiple Strategies Fund                 (232,410)            232,410                    --
Oppenheimer Global Securities Fund                  6,462,546          (6,457,702)               (4,844)
Oppenheimer Strategic Bond Fund                      (367,471)            367,376                    95
Oppenheimer Growth & Income Fund                       (1,033)              1,033                    --

--------------------------------------------------------------------------------
OTHER. Investment transactions are accounted for on the date the investments are purchased or sold (trade date) and dividend income is recorded on the ex-dividend date. Discount on securities purchased by OHIF, OBF, OMSF, OGSF, OSBF and OGIF is amortized over the life of the respective securities, in accordance with federal income tax requirements. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes. Dividends-in-kind are recognized as income on the ex-dividend date, at the current market value of the underlying security. Interest on payment-in-kind debt instruments is accrued as income at the coupon rate, and a market adjustment is made periodically.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

OPPENHEIMER VARIABLE ACCOUNT FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Funds have authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                                      YEAR ENDED                       YEAR ENDED
                                                  DECEMBER 31, 1997                DECEMBER 31, 1996
                                            ------------------------------   ------------------------------
OPPENHEIMER MONEY FUND                      SHARES          AMOUNT           SHARES          AMOUNT
------------------------------------------------------------------------------------------------------
Sold                                         390,437,217    $ 390,437,217     304,073,729    $  304,073,729
Dividends and distributions reinvested         6,901,000        6,901,000       4,923,661         4,923,661
Issued in connection with the acquisition
of
Panorama Series Fund, Inc. -                          --               --              --                --
Money Market Portfolio - Note 9                       --               --      63,968,818        63,968,791
Redeemed                                    (400,273,601)    (400,273,601)   (308,637,087)     (308,637,087)
                                            -------------   --------------   -------------   --------------
Net increase (decrease)                       (2,935,384)   $  (2,935,384)     64,329,121    $   64,329,094
                                            -------------   --------------   -------------   --------------
                                            -------------   --------------   -------------   --------------

OPPENHEIMER HIGH INCOME FUND
------------------------------------------------------------------------------------------------------
Sold                                          14,372,458    $ 163,481,515       9,857,582    $  107,788,590
Dividends and distributions reinvested         1,658,451       18,684,961       1,412,713        15,283,448
Redeemed                                      (7,919,351)     (89,671,819)     (6,635,862)      (72,550,951)
                                            -------------   --------------   -------------   --------------
Net increase                                   8,111,558    $  92,494,657       4,634,433    $   50,521,087
                                            -------------   --------------   -------------   --------------
                                            -------------   --------------   -------------   --------------

OPPENHEIMER BOND FUND
------------------------------------------------------------------------------------------------------
Sold                                          12,079,029    $ 142,326,116      10,037,878    $  116,328,846
Dividends and distributions reinvested         2,509,897       29,264,275       1,774,316        20,314,347
Issued in connection with the acquisition
of:
Panorama Series Fund, Inc. -                          --               --              --                --
Income Portfolio - Note 9                             --               --       9,249,653       107,187,159
Panorama Series Fund, Inc. -                          --               --              --                --
Government Securities Portfolio - Note 9              --               --           4,237            48,557
JP Investment Grade Bond Fund, Inc. - Note
9                                                     --               --       2,594,896        30,151,368
Redeemed                                      (7,613,095)     (89,294,128)     (4,827,959)      (55,937,445)
                                            -------------   --------------   -------------   --------------
Net increase                                   6,975,831    $  82,296,263      18,833,021    $  218,092,832
                                            -------------   --------------   -------------   --------------
                                            -------------   --------------   -------------   --------------

OPPENHEIMER CAPITAL APPRECIATION FUND
------------------------------------------------------------------------------------------------------
Sold                                           9,511,150    $ 368,762,665      12,247,492    $  455,862,164
Dividends and distributions reinvested           952,236       32,014,171         643,582        22,422,394
Redeemed                                      (4,981,695)    (193,507,968)     (6,453,749)     (237,187,104)
                                            -------------   --------------   -------------   --------------
Net increase                                   5,481,691    $ 207,268,868       6,437,325    $  241,097,454
                                            -------------   --------------   -------------   --------------
                                            -------------   --------------   -------------   --------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                                      YEAR ENDED                       YEAR ENDED
                                                  DECEMBER 31, 1997                DECEMBER 31, 1996
                                            ------------------------------   ------------------------------
OPPENHEIMER GROWTH FUND                     SHARES          AMOUNT           SHARES          AMOUNT
------------------------------------------------------------------------------------------------------
Sold                                          10,437,357    $ 313,824,006       5,738,355    $  144,756,556
Dividends and distributions reinvested           720,274       18,842,365         430,280        10,016,909
Issued in connection with the acquisition
of JP Capital Appreciation Fund, Inc. -
Note 9                                                --               --       3,293,050        90,009,399
Redeemed                                      (6,429,313)    (191,417,975)     (3,964,366)      (99,657,552)
                                            -------------   --------------   -------------   --------------
Net increase                                   4,728,318    $ 141,248,396       5,497,319    $  145,125,312
                                            -------------   --------------   -------------   --------------
                                            -------------   --------------   -------------   --------------

OPPENHEIMER MULTIPLE STRATEGIES FUND
------------------------------------------------------------------------------------------------------
Sold                                           6,728,904    $ 110,124,465       5,556,735    $   83,206,142
Dividends and distributions reinvested         2,517,354       39,597,113       2,062,453        30,564,114
Redeemed                                      (2,765,980)     (45,296,683)     (2,838,629)      (42,497,621)
                                            -------------   --------------   -------------   --------------
Net increase                                   6,480,278    $ 104,424,895       4,780,559    $   71,272,635
                                            -------------   --------------   -------------   --------------
                                            -------------   --------------   -------------   --------------

OPPENHEIMER GLOBAL SECURITIES FUND
------------------------------------------------------------------------------------------------------
Sold                                          17,881,768    $ 354,780,849      14,595,634    $  237,535,239
Dividends and distributions reinvested           446,370        8,181,958              --                --
Redeemed                                      (6,390,329)    (127,270,051)     (5,717,318)      (92,429,081)
                                            -------------   --------------   -------------   --------------
Net increase                                  11,937,809    $ 235,692,756       8,878,316    $  145,106,158
                                            -------------   --------------   -------------   --------------
                                            -------------   --------------   -------------   --------------

OPPENHEIMER STRATEGIC BOND FUND
------------------------------------------------------------------------------------------------------
Sold                                          18,907,314    $  96,727,423      12,624,581    $   63,274,177
Dividends and distributions reinvested         2,528,920       12,861,470       1,387,256         6,891,899
Redeemed                                      (4,147,991)     (21,213,934)     (2,946,444)      (14,660,178)
                                            -------------   --------------   -------------   --------------
Net increase                                  17,288,243    $  88,374,959      11,065,393    $   55,505,898
                                            -------------   --------------   -------------   --------------
                                            -------------   --------------   -------------   --------------

OPPENHEIMER GROWTH & INCOME FUND
------------------------------------------------------------------------------------------------------
Sold                                           5,209,743    $  95,997,603       2,942,183    $   43,552,642
Dividends and distributions reinvested           216,162        3,646,792          21,023           322,909
Redeemed                                        (745,544)     (13,620,674)       (435,180)       (6,491,090)
                                            -------------   --------------   -------------   --------------
Net increase                                   4,680,361    $  86,023,722       2,528,026    $   37,384,461
                                            -------------   --------------   -------------   --------------
                                            -------------   --------------   -------------   --------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

--------------------------------------------------------------------------------
3. UNREALIZED GAINS AND LOSSES ON INVESTMENTS

At December 31, 1997, net unrealized appreciation or depreciation on investments and options written consisted of the following:

                                                                                     OPPENHEIMER
                                                   OPPENHEIMER                       CAPITAL
                                                   HIGH INCOME      OPPENHEIMER      APPRECIATION     OPPENHEIMER
                                                   FUND             BOND FUND        FUND             GROWTH FUND
------------------------------------------------------------------------------------------------------
Gross appreciation                                 $  12,810,405    $  15,832,646    $ 183,508,779    $  106,896,721
Gross depreciation                                     2,338,571        4,763,579       16,768,494        15,647,219
                                                   --------------   --------------   --------------   --------------
Net unrealized appreciation                        $  10,471,834    $  11,069,067    $ 166,740,285    $   91,249,502
                                                   --------------   --------------   --------------   --------------
                                                   --------------   --------------   --------------   --------------

                                                   OPPENHEIMER      OPPENHEIMER
                                                   MULTIPLE         GLOBAL           OPPENHEIMER      OPPENHEIMER
                                                   STRATEGIES       SECURITIES       STRATEGIC BOND   GROWTH &
                                                   FUND             FUND             FUND             INCOME FUND
------------------------------------------------------------------------------------------------------
Gross appreciation                                 $ 112,337,379    $ 144,961,412    $   5,930,571    $   22,519,758
Gross depreciation                                    14,900,777       29,993,377        4,181,155         4,267,458
                                                   --------------   --------------   --------------   --------------
Net unrealized appreciation                        $  97,436,602    $ 114,968,035    $   1,749,416    $   18,252,300
                                                   --------------   --------------   --------------   --------------
                                                   --------------   --------------   --------------   --------------

--------------------------------------------------------------------------------
4. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Management fees paid to the Manager were in accordance with the investment advisory agreements with the Trust. For OHIF, OBF, OCAP, OGF, OMSF, OGSF, OSBF and OGIF, the annual fees are 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million and 0.60% of average annual net assets over $800 million. In addition, management fees for OHIF, OBF and OSBF are 0.50% of average annual net assets in excess of $1 billion. Management fees for OMF are 0.45% of the first $500 million of average annual net assets, 0.425% of the next $500 million, 0.40% of the next $500 million and 0.375% of average annual net assets in excess of $1.5 billion. For OSBF, the Manager has agreed to limit the management fee charged so that the ordinary operating expenses of the Fund will not exceed 1.0% of its average net assets in any fiscal year.

--------------------------------------------------------------------------------
5. FORWARD CONTRACTS

A forward foreign currency exchange contract (forward contract) is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate.

The Funds (except OMF) use forward contracts to seek to manage foreign currency risks. They may also be used to tactically shift portfolio currency risk. The Funds generally enter into forward contracts as a hedge upon the purchase or sale of a security denominated in a foreign currency. In addition, the Funds may enter into such contracts as a hedge against changes in foreign currency exchange rates on portfolio positions.

Forward contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. The Funds will realize a gain or loss upon the closing or settlement of the forward transaction.

Securities held in segregated accounts to cover net exposure on outstanding forward contracts are noted in the Statements of Investments where applicable. Unrealized appreciation or depreciation on forward contracts is reported in the Statements of Assets and Liabilities. Realized gains and losses are reported with all other foreign currency gains and losses in the Funds' Statements of Operations.

Risks include the potential inability of the counterparty to meet the terms of the contract and unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

OPPENHEIMER VARIABLE ACCOUNT FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

--------------------------------------------------------------------------------
5. FORWARD CONTRACTS (CONTINUED)
At December 31, 1997, outstanding forward contracts were as follows:

                                                                    VALUATION AS
                               EXPIRATION     CONTRACT              OF DECEMBER    UNREALIZED   UNREALIZED
OPPENHEIMER HIGH INCOME FUND   DATES          AMOUNT (000'S)        31, 1997       APPRECIATION DEPRECIATION
------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
-----------------------------
German Mark (DEM)              1/2/98            16,138  DEM        $ 8,975,065    $      --        $  53,947
                                                                                   -----------  -------------
CONTRACTS TO SELL
-----------------------------
Canadian Dollar (CAD)          1/21/98            2,375  CAD          1,661,542           --            8,448
German Mark (DEM)              2/19/98           23,080  DEM         12,883,786       44,714               --
Indonesian Rupiah (IDR)        2/10/98        2,055,000  IDR            384,240      166,530               --
                                                                                   -----------  -------------
                                                                                     211,244            8,448
                                                                                   -----------  -------------
Total Unrealized Appreciation and Depreciation                                     $ 211,244        $  62,395
                                                                                   -----------  -------------
                                                                                   -----------  -------------

OPPENHEIMER BOND FUND
------------------------------------------------------------------------------------------------------
CONTRACTS TO SELL
-----------------------------
Canadian Dollar (CAD)          1/21/98            4,000  CAD        $ 2,798,387    $  82,235        $   1,078
German Mark (DEM)              1/20/98            1,600  DEM            891,392       39,582               --
Greek Drachma (GRD)            1/15/98          168,876  GRD            593,250        6,750               --
Indonesian Rupiah (IDR)        2/10/98-4/6/98   911,340  IDR            169,866       60,641            1,725
Japanese Yen (JPY)             1/12/98           12,400  JPY             95,387        4,722               --
South African Rand (ZAR)       1/29/98            8,446  ZAR          1,712,542           41               --
                                                                                   -----------  -------------
Total Unrealized Appreciation and Depreciation                                     $ 193,971        $   2,803
                                                                                   -----------  -------------
                                                                                   -----------  -------------

OPPENHEIMER GLOBAL SECURITIES FUND
------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
-----------------------------
French Franc (FRF)             3/24/98          228,832  FRF        $38,246,095    $  311,565       $      --
Japanese Yen (JPY)             5/26/98        4,919,200  JPY         38,514,965     1,485,035              --
Swiss Franc (CHF)              7/6/98            57,156  CHF         39,996,909         3,090              --
                                                                                   -----------  -------------
Total Unrealized Appreciation                                                      $1,799,690       $      --
                                                                                   -----------  -------------
                                                                                   -----------  -------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

--------------------------------------------------------------------------------
5. FORWARD CONTRACTS (CONTINUED)

                                                                      VALUATION AS
OPPENHEIMER STRATEGIC BOND     EXPIRATION       CONTRACT              OF DECEMBER    UNREALIZED   UNREALIZED
FUND                           DATES            AMOUNT (000'S)        31, 1997       APPRECIATION DEPRECIATION
------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
-----------------------------
Canadian Dollar (CAD)          1/20/98              3,594  CAD        $ 2,514,335    $      --        $  32,003
German Mark (DEM)               1/2/98                215  DEM            119,668           --              719
                                                                                     -----------  -------------
                                                                                            --           32,722
                                                                                     -----------  -------------
CONTRACTS TO SELL
-----------------------------
Australian Dollar (AUD)        1/14/98-1/30/98      6,724  AUD          4,383,521      290,647               --
Canadian Dollar (CAD)          1/21/98                515  CAD            360,292       15,192               --
German Mark (DEM)              2/19/98                605  DEM            337,725        4,562               --
Greek Drachma (GRD)            1/15/98             27,584  GRD             96,901        1,102               --
Indonesian Rupiah (IDR)        2/10/98-3/24/98  1,333,500  IDR            248,972       96,149              302
Irish Punt (IEP)               1/20/98-1/30/98        558  IEP            793,708       36,517               --
Japanese Yen (JPY)             3/23/98            163,000  JPY          1,263,813       27,327               --
Malaysian Ringgit (MYR)         2/3/98              1,558  MYR            401,436       38,564               --
Mexican Peso (MXP)             3/31/98                838  MXP            103,489           --            3,489
New Zealand Dollar (NZD)       1/28/98-2/11/98      2,885  NZD          1,669,373       85,553               --
South African Rand (ZAR)       1/26/98              2,600  ZAR            530,336           --              327
                                                                                     -----------  -------------
                                                                                       595,613            4,118
                                                                                     -----------  -------------
Total Unrealized Appreciation and Depreciation                                       $ 595,613        $  36,840
                                                                                     -----------  -------------
                                                                                     -----------  -------------

--------------------------------------------------------------------------------
6. FUTURES CONTRACTS

The Funds (except OMF) may buy and sell interest rate futures contracts in order to gain exposure to or protect against changes in interest rates. The Funds may also buy or write put or call options on these futures contracts.

The Funds generally sell futures contracts to hedge against increases in interest rates and the resulting negative effect on the value of fixed rate portfolio securities. The Funds may also purchase futures contracts to gain exposure to changes in interest rates as it may be more efficient or cost effective than actually buying fixed income securities.

Upon entering into a futures contract, the Funds are required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Funds each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Funds recognize a realized gain or loss when the contract is closed or expires.

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statements of Investments. The Statements of Assets and Liabilities reflect a receivable or payable for the daily mark to market for variation margin.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

OPPENHEIMER VARIABLE ACCOUNT FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

--------------------------------------------------------------------------------
6. FUTURES CONTRACTS (CONTINUED)
At December 31, 1997, outstanding futures contracts were as follows:

                                                                                               UNREALIZED
                                             EXPIRATION     NUMBER OF       VALUATION AS OF    APPRECIATION
OPPENHEIMER BOND FUND                        DATE           CONTRACTS       DECEMBER 31, 1997  (DEPRECIATION)
------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
-------------------------------------------
U.S. Treasury Nts., 5 yr.                    3/98                  13       $ 1,412,125            $   6,828
U.S. Treasury Nts., 10 yr.                   3/98                  12         1,345,875                9,375
U.S. Treasury Bonds, 30 yr.                  3/98                 285        34,333,594              278,125
                                                                                               -------------
                                                                                                     294,328
                                                                                               -------------
CONTRACTS TO SELL
-------------------------------------------
U.S. Treasury Nts., 2 yr.                    3/98                  22         4,570,500               (9,969)
                                                                                               -------------
                                                                                                   $ 284,359
                                                                                               -------------
                                                                                               -------------


OPPENHEIMER STRATEGIC BOND FUND
------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
-------------------------------------------
U.S. Treasury Nts., 5 yr.                    3/98                  50       $ 5,431,250        $      25,781
U.S. Treasury Nts., 10 yr.                   3/98                 157        17,608,531              122,656
U.S. Treasury Bonds, 30 yr.                  3/98                 100        12,046,875              141,063
                                                                                               -------------
                                                                                                     289,500
                                                                                               -------------
CONTRACTS TO SELL
-------------------------------------------
German Government Bonds                      3/98                   4           579,463               (2,725)
Gold 100 oz.                                 6/98                   1            29,360                1,820
Standard & Poors 500 Index                   3/98                  14         3,426,850               14,900
                                                                                               -------------
                                                                                                      13,995
                                                                                               -------------
                                                                                               $     303,495
                                                                                               -------------
                                                                                               -------------

OPPENHEIMER GLOBAL SECURITIES FUND
------------------------------------------------------------------------------------------------------
CONTRACTS TO SELL
-------------------------------------------
Standard & Poors 500 Index Futures           3/98                  82        $20,071,550           $(148,871)

--------------------------------------------------------------------------------
7. OPTION ACTIVITY

The Funds (except OMF) may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

The Funds generally purchase put options or write covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Funds receive a premium and become obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Funds will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

OPPENHEIMER VARIABLE ACCOUNT FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

--------------------------------------------------------------------------------
7. OPTION ACTIVITY (CONTINUED)
Securities designated to cover outstanding call options are noted in the Statements of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a footnote to the Statements of Investments. Options written are reported as a liability in the Statements of Assets and Liabilities. Gains and losses are reported in the Statements of Operations.

The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. The Funds may also write over-the-counter options where the completion of the obligation is dependent upon the credit standing of the counterparty.

Written option activity for the year ended December 31, 1997 was as follows:

                                                            CALL OPTIONS                    PUT OPTIONS
                                                   ------------------------------   ----------------------------
                                                   NUMBER OF       AMOUNT OF        NUMBER OF         AMOUNT OF
OPPENHEIMER HIGH INCOME FUND                       OPTIONS         PREMIUMS         OPTIONS           PREMIUMS
------------------------------------------------------------------------------------------------------
Options outstanding at December 31, 1996               2,460,530   $       42,285                --   $      --
Options written                                      173,558,037          477,850        64,036,345      58,865
Options closed or expired                           (175,634,322)        (464,709)      (16,136,255)    (33,534)
Options exercised                                       (384,245)         (55,426)      (47,900,090)    (25,331)
                                                   -------------   --------------   ---------------   ----------
Options outstanding at December 31, 1997                      --   $           --                --   $      --
                                                   -------------   --------------   ---------------   ----------
                                                   -------------   --------------   ---------------   ----------


OPPENHEIMER BOND FUND
------------------------------------------------------------------------------------------------------
Options outstanding at December 31, 1996               6,199,750   $       80,185                --   $      --
Options written                                      112,600,092          848,642        61,722,790     117,129
Options closed or expired                           (118,009,842)        (921,295)      (54,072,790)    (75,278)
Options exercised                                       (790,000)          (7,532)       (7,650,000)    (41,851)
                                                   -------------   --------------   ---------------   ----------
Options outstanding at December 31, 1997                      --   $           --                --   $      --
                                                   -------------   --------------   ---------------   ----------
                                                   -------------   --------------   ---------------   ----------

OPPENHEIMER MULTIPLE STRATEGIES FUND
------------------------------------------------------------------------------------------------------
Options outstanding at December 31, 1996                   4,569   $    1,235,136                --   $      --
Options written                                           13,114        3,551,560                --          --
Options closed or expired                                 (7,680)      (1,917,115)               --          --
Options exercised                                         (3,947)      (1,071,732)               --          --
                                                   -------------   --------------   ---------------   ----------
Options outstanding at December 31, 1997                   6,056   $    1,797,849                --   $      --
                                                   -------------   --------------   ---------------   ----------
                                                   -------------   --------------   ---------------   ----------

OPPENHEIMER STRATEGIC BOND FUND
------------------------------------------------------------------------------------------------------
Options outstanding at December 31, 1996               9,375,291   $      111,246               375   $   8,992
Options written                                      126,239,395          643,389     1,808,805,495     174,556
Options closed or expired                           (133,489,381)        (239,934)   (1,257,985,870)   (135,791)
Options exercised                                     (2,124,905)        (511,022)     (326,000,000)    (16,711)
                                                   -------------   --------------   ---------------   ----------
Options outstanding at December 31, 1997                     400   $        3,679       224,820,000   $  31,046
                                                   -------------   --------------   ---------------   ----------
                                                   -------------   --------------   ---------------   ----------

OPPENHEIMER VARIABLE ACCOUNT FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

--------------------------------------------------------------------------------
7. OPTION ACTIVITY (CONTINUED)

                                                            CALL OPTIONS                    PUT OPTIONS
                                                   ------------------------------   ----------------------------
                                                   NUMBER OF       AMOUNT OF        NUMBER OF         AMOUNT OF
OPPENHEIMER GROWTH & INCOME FUND                   OPTIONS         PREMIUMS         OPTIONS           PREMIUMS
------------------------------------------------------------------------------------------------------
Options outstanding at December 31, 1996                      --   $           --                --   $      --
Options written                                            2,525          421,955             1,170     168,966
Options closed or expired                                 (1,080)        (207,516)           (1,107)   (151,583)
Options exercised                                           (565)        (152,681)              (63)     (9,383)
                                                   -------------   --------------   ---------------   ----------
Options outstanding at December 31, 1997                     880   $       61,758                --   $      --
                                                   -------------   --------------   ---------------   ----------
                                                   -------------   --------------   ---------------   ----------

--------------------------------------------------------------------------------
8. ILLIQUID AND RESTRICTED SECURITIES

At December 31, 1997, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may be considered illiquid if it lacks a readily-available market or if its valuation has not changed for a certain period of time. The Funds intend to invest no more than 10% of their net assets (determined at the time of purchase and reviewed periodically) in illiquid and restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limit. The aggregate value of illiquid and restricted securities subject to this 10% limitation at December 31, 1997 are shown below:

                                                                                             PERCENTAGE OF
                                                                              AMOUNT         NET ASSETS
------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund                                                   $21,897,438            7.52%
Oppenheimer Bond Fund                                                           49,719,055            9.56
Oppenheimer Multiple Strategies Fund                                             6,979,490            1.09
Oppenheimer Global Securities Fund                                               1,749,542            0.18
Oppenheimer Strategic Bond Fund                                                 10,129,223            4.87
Oppenheimer Growth & Income Fund                                                 3,147,500            2.03

OPPENHEIMER VARIABLE ACCOUNT FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

--------------------------------------------------------------------------------
8. ILLIQUID AND RESTRICTED SECURITIES (CONTINUED)
Information concerning restricted securities is as follows:

OPPENHEIMER HIGH INCOME FUND

The aggregate value of restricted securities is $3,045,689.

                                                                                      VALUATION
                                                        ACQUISITION     COST PER      PER UNIT AS OF
SECURITY                                                DATE            UNIT          DECEMBER 31, 1997
------------------------------------------------------------------------------------------------------
BONDS
------------------------------------------------------
ECM Fund, L.P. I., 14% Sub. Nts., 6/10/02               4/14/92            100.00%               100.25%
STOCKS AND WARRANTS
------------------------------------------------------
ECM Fund, L.P. I.                                       4/14/92         $1,000.00             $1,102.50
CGA Group Ltd., Preferred                               6/17/97             25.00                 25.00
CGA Group Ltd. Wts., Exp. 12/49                         6/17/97               .00                   .50
Omnipoint Corp.                                         1/26/96             16.00                 22.21
Omnipoint Corp. Wts., Exp. 11/00                        11/29/95              .00                 22.21

OPPENHEIMER BOND FUND

The aggregate value of restricted securities is $1,172,800.

                                                                                      VALUATION
                                                        ACQUISITION     COST PER      PER UNIT AS OF
SECURITY                                                DATE            UNIT          DECEMBER 31, 1997
------------------------------------------------------------------------------------------------------
BONDS
------------------------------------------------------
Merrill Lynch & Co., Inc., Units, 9.75%, 6/15/99         5/15/95           110.05%               117.28%

OPPENHEIMER STRATEGIC BOND FUND

The aggregate value of restricted securities is $408,000.

                                                                                      VALUATION
                                                        ACQUISITION     COST PER      PER UNIT AS OF
SECURITY                                                DATE            UNIT          DECEMBER 31, 1997
------------------------------------------------------------------------------------------------------
STOCKS AND WARRANTS
------------------------------------------------------
CGA Group Ltd. Preferred                                 6/17/97        $   25.00             $   25.00
CGA Group Ltd. Wts., Exp. 12/49                          6/17/97              .00                   .50

--------------------------------------------------------------------------------
9. ACQUISITIONS

On June 3, 1996, OMF acquired a portion of the net assets of Panorama Series Fund, Inc. - Money Market Portfolio. The Fund issued 49,302,270 shares of beneficial interest, valued at $49,302,270, in exchange for the net assets, resulting in combined net assets of $113,051,628 on June 3, 1996.

On December 2, 1996, OMF acquired the remaining net assets of Panorama Series Fund, Inc. - Money Market Portfolio. The Fund issued 14,666,548 shares of beneficial interest, valued at $14,666,521, in exchange for the net assets, resulting in combined net assets of $124,845,270 on December 2, 1996.

On May 1, June 3 and December 2, 1996, OBF acquired all the net assets of Panorama Series Fund, Inc. - Income Portfolio. The Fund issued 12,999, 6,743,062 and 2,493,592 shares of beneficial interest, respectively, valued at $148,965, $77,208,064 and $29,830,130, respectively, in exchange for the net assets, resulting in combined net assets of $227,552,225, $308,666,225 and $396,656,585.

OPPENHEIMER VARIABLE ACCOUNT FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

--------------------------------------------------------------------------------
9. ACQUISITIONS (CONTINUED)
On May 1, 1996, OBF acquired a portion of the net assets of Panorama Series Fund, Inc. - Government Securities Portfolio. The Fund issued 4,237 shares of beneficial interest valued at $48,557, in exchange for the net assets, resulting in combined net assets of $227,552,225 on May 1, 1996.

On December 20, 1996, OBF acquired all the net assets of JP Investment Grade Bond Fund, Inc., pursuant to an agreement and plan of reorganization approved by the JP Investment Grade Bond Fund, Inc. shareholders on December 3, 1996. The Fund issued 2,594,896 shares of beneficial interest valued at $30,151,368, in exchange for the net assets, resulting in combined net assets of $426,447,902 on December 20, 1996. The net assets acquired included net unrealized appreciation of $1,017,069. The exchange qualified as a tax-free reorganization for federal income tax purposes.

On December 20, 1996, OGF acquired all the net assets of JP Capital Appreciation Fund, Inc., pursuant to an agreement and plan of reorganization approved by the JP Capital Appreciation Fund, Inc. shareholders on December 3, 1996. The Fund issued 3,293,050 shares of beneficial interest, valued at $90,009,399, in exchange for the net assets, resulting in combined net assets of $289,484,969 on December 20, 1996. The net assets acquired included net unrealized appreciation of $19,087,888. The exchange qualified as a tax-free reorganization for federal income tax purposes.

--------------------------------------------------------------------------------
10. INTEREST RATE SWAP TRANSACTIONS

OSBF entered into an interest rate swap transaction to seek to maintain a total return or yield spread on a particular investment or portion of its portfolio, or for other non-speculative purposes. Interest rate swaps involve the exchange of commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The coupon payments are based on an agreed upon principal amount and a specified index. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as a notional principal amount. The Fund records an increase or decrease to interest income, the amount due or owed by the Fund at termination or settlement. The Fund enters into swaps only on securities it owns. Interest rate swaps are subject to credit risks (if the other party fails to meet its obligations) and also to interest rate risks. The Fund could be obligated to pay more under its swap agreements than it receives under them, as a result of interest rate changes. The Fund segregates liquid assets to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive.

As of December 31, 1997, OSBF had entered into the following interest rate swap agreement:

                                                 FLOATING
                                     RATE PAID   RATE
                                     BY THE      RECEIVED
                                     FUND        BY THE                                         NET
                          NOTIONAL   AT          FUND AT                            TERMINATION UNREALIZED
SWAP COUNTERPARTY         PRINCIPAL  12/31/97    12/31/97    FLOATING RATE INDEX    DATE        LOSS
------------------------------------------------------------------------------------------------------
Morgan Guaranty Trust
Co.                       1,110,000  7.50%       7.31%       New Zealand Bank Bill  12/8/00       $13,161

                                  Appendix A
                      Corporate Industry Classifications




Aerospace/Defense Air Transportation Auto Parts Distribution Automotive Bank Holding Companies Banks Beverages Broadcasting Broker-Dealers Building Materials Cable Television Chemicals Commercial Finance Computer Hardware Computer Software Conglomerates Consumer Finance Containers Convenience Stores Department Stores Diversified Financial Diversified Media Drug Stores Drug Wholesalers Durable Household Goods Education Electric Utilities Electrical Equipment Electronics

Energy Services & Producers
Entertainment/Film
Environmental


 Food
 Gas Utilities






Gold
Health Care/Drugs
Health Care/Supplies & Services
Homebuilders/Real Estate
Hotel/Gaming
Industrial Services
Information Technology
Insurance
Leasing & Factoring
Leisure
Manufacturing





Metals/Mining Nondurable Household Goods Oil - Integrated Paper Publishing/Printing Railroads Restaurants Savings & Loans Shipping Special Purpose Financial Specialty Retailing Steel Supermarkets Telecommunications - Technology Telephone - Utility Textile/Apparel Tobacco Toys Trucking Wireless Services

                         APPENDIX B - MAJOR SHAREHOLDERS


As of April 9, 1998, the number of shares and approximate percentage of Fund shares held of record by separate accounts of the following insurance companies (and their respective subsidiaries) that held 5% or more of the outstanding shares of one of the Funds were as follows:


                                            Life of
                  Monarch     ReliaStar     Virginia    Nationwide  Aetna


Money Fund        21,499,321,08,093,264.192 *           *
12,369,251.370
                  17.64%      17.64%                                 10.15%

High Income Fund  *          2,165,823.647  14,990,095.4**
2,978,922.048
                              7.60%         52.69%                   10.46%

Bond Fund         *          *              3,866,286.4527,008,568.18*
                                            8.27%       57.80%

Aggressive Growth *          1,301,216.741  5,437,690.77*
1,532,591.771
Fund                          5.77%         24.12%                   6.80%

Growth Fund       1,040,760.30*
5,179,659.791,171,925.8861,782,271.929
                  5.82%                     28.93%      6.55%        9.95%



Multiple Strategie3,280,203.388,093,264.192                          1
4,983,247.8522,386,053.013,244,265.630



Fund              8.27%       6.64%         12.56%      56.41%       8.18%

Global Securities       *           *        *                       26
27,725,753.82,630,290.307
Fund                                                    53.57%       5.08%

Strategic Bond Fun*           *             *           *
4,966,074.026
                                                                          10.72%

Growth & Income   *           *             *           *
1,479,984.610
Fund                                                                 15.00%

---------------
*Less than 5% of the outstanding shares of that Fund.
                                            (continued)

                      MassMutual    Jefferson-Pilot



CUNA
Money Fund            79,892,214.064*                 *
                      65.56%

High Income Fund      4,986,977.788 *                 2,006,997.136
                      17.52%                          7.06%

Bond Fund             10,375,581.1253,638,780.489     *
                      22.21%        7.79%

Aggressive Growth     13,04,219.906 *                 *
Fund                  59.91%

Growth Fund           4,513,660.568 3,705,101.994     *
                      25.21%        20.70%

Multiple Strategies   2,911,017.696 *                 *
Fund        7.34%

 Global Securities  19,905,519.2*2                *
Fund                  38.46%

Strategic Bond Fund   39,617,075.312*                 *
                      85.52%

Growth & Income       7,570,113.808 *                 *
Fund                  76.72%

---------------
*Less than 5% of the outstanding shares of that Fund.

Investment Adviser
OppenheimerFunds, Inc.
Two World Trade Center
New York, New York 10048-0203

Transfer Agent
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217
1-800-525-7048

Custodian
The Bank of New York
One Wall Street
New York, New York 10015

Independent Auditors
Deloitte & Touche LLP
555 Seventeenth Street
Denver, Colorado 80202

Legal Counsel
Myer,  Swanson, Adams & Wolf, P.C.
1600 Broadway
Denver, Colorado 80202